      As filed with the Securities and Exchange Commission on April 8, 2008


                                           REGISTRATION STATEMENT NO. 333-147902

                                                                       811-21266

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]


POST-EFFECTIVE AMENDMENT NO. 1                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


AMENDMENT NO. 14                                                             [X]

                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)


     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415


              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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




                 PIONEER ANNUISTAR(SM )PLUS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 28, 2008 are:


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Cullen Value VCT Portfolio
  TRUST -- CLASS 2                                 Pioneer Emerging Markets VCT Portfolio
  Franklin Rising Dividends Securities Fund        Pioneer Equity Income VCT Portfolio
  Franklin Small-Mid Cap Growth Securities         Pioneer Fund VCT Portfolio
     Fund                                          Pioneer Global High Yield VCT Portfolio
  Templeton Foreign Securities Fund                Pioneer High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Ibbotson Aggressive Allocation VCT
  Legg Mason Partners Variable Aggressive             Portfolio
     Growth Portfolio -- Class II                  Pioneer Ibbotson Growth Allocation VCT
  Legg Mason Partners Variable Capital and            Portfolio
     Income Portfolio -- Class II                  Pioneer Ibbotson Moderate Allocation VCT
  Legg Mason Partners Variable Fundamental            Portfolio
     Value Portfolio -- Class I                    Pioneer Independence VCT Portfolio
MET INVESTORS SERIES TRUST                         Pioneer International Value VCT Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Mid Cap Value VCT Portfolio
  Met/AIM Capital Appreciation                     Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio -- Class E                             Portfolio
  MFS(R) Research International                    Pioneer Real Estate Shares VCT Portfolio
     Portfolio -- Class B                          Pioneer Small Cap Value VCT Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Strategic Income VCT Portfolio
     Portfolio -- Class B
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class B
  Oppenheimer Global Equity
     Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Bond VCT Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.




This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................    10
CONDENSED FINANCIAL INFORMATION.........................................    15
THE ANNUITY CONTRACT....................................................    15
Contract Owner Inquiries................................................    16
Purchase Payments.......................................................    16
Purchase Payment Credits................................................    17
Accumulation Units......................................................    18
The Variable Funding Options............................................    18
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    23
Free Withdrawal Allowance...............................................    23
Transfer Charge.........................................................    24
Administrative Charges..................................................    24
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    24
Enhanced Stepped-Up Provision Charge....................................    25
Guaranteed Minimum Withdrawal Benefit Charge............................    25
Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life")
  Charge................................................................    25
Guaranteed Minimum Accumulation Benefit Charge..........................    25
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    25
Market Timing/Excessive Trading.........................................    26
Dollar Cost Averaging...................................................    27
ACCESS TO YOUR MONEY....................................................    28
Systematic Withdrawals..................................................    29
OWNERSHIP PROVISIONS....................................................    29
Types of Ownership......................................................    29
Contract Owner..........................................................    29
Beneficiary.............................................................    30
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    30
Death Proceeds before the Maturity Date.................................    31
Enhanced Stepped-Up Provision ("E.S.P.")................................    33
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    36
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    37
LIVING BENEFITS.........................................................    37
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    37
THE ANNUITY PERIOD......................................................    58
Maturity Date...........................................................    58
Allocation of Annuity...................................................    58
Variable Annuity........................................................    58
Fixed Annuity...........................................................    59
PAYMENTS OPTIONS........................................................    59
Election of Options.....................................................    59
Annuity Options.........................................................    59
Variable Liquidity Benefit..............................................    60
MISCELLANEOUS CONTRACT PROVISIONS.......................................    60
Right to Return.........................................................    60
Termination.............................................................    60
Required Reports........................................................    61
Suspension of Payments..................................................    61
THE SEPARATE ACCOUNTS...................................................    61
Performance Information.................................................    62
FEDERAL TAX CONSIDERATIONS..............................................    62
General Taxation of Annuities...........................................    62
Types of Contracts: Qualified and Non-qualified.........................    63
Qualified Annuity Contracts.............................................    63
Taxation of Qualified Annuity Contracts.................................    64
Mandatory Distributions for Qualified Plans.............................    64
Individual Retirement Annuities.........................................    64
Roth IRAs...............................................................    65
TSAs (ERISA and Non-ERISA)..............................................    65
Non-qualified Annuity Contracts.........................................    67
Diversification Requirements for Variable Annuities.....................    68
Ownership of the Investments............................................    69
Taxation of Death Benefit Proceeds......................................    69
Other Tax Considerations................................................    69
Treatment of Charges for Optional Benefits..............................    69
Guaranteed Minimum Withdrawal Benefits..................................    69
Puerto Rico Tax Considerations..........................................    70
Non-Resident Aliens.....................................................    70
Tax Credits and Deductions..............................................    70
OTHER INFORMATION.......................................................    70
The Insurance Company...................................................    70
Financial Statements....................................................    71
Distribution of Variable Annuity Contracts..............................    71
Conformity with State and Federal Laws..................................    73
Voting Rights...........................................................    73
Restrictions on Financial Transactions..................................    73
Legal Proceedings.......................................................    73
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT TWELVE FOR VARIABLE ANNUITIES.................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                         PIONEER ANNUISTAR PLUS ANNUITY




THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven") and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Twelve was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Twelve. Immediately following the merger, the Company stopped issuing Contracts under Separate Account Twelve and now only issues Contracts under Separate Account Eleven. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve.



The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Fixed Account is currently not available. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.


We offer a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that you can select when you purchase the Contract. There are four different versions of the GMWB under this Contract: GMWB I, GMWB II, GMWB III and GMWB for Life. (Check with your registered representative to see which version(s) of the rider is available in your state.) If you select one of the GMWB riders, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The current charge for GMWB I, GMWB II and GMWB III, on an annual basis, is as follows: 0.40%, 0.50% and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.





If you elect the GMWB for Life ("Living Income Guarantee") rider, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances. (see "Termination".)


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater of the Contract Owner or the Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expense for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

          For Contracts issued on or after May 1, 2003, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before May 1, 2003. For contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and any
  associated Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:

                                              STANDARD DEATH BENEFIT    STEP-UP DEATH BENEFIT    ROLL-UP DEATH BENEFIT
                                              ----------------------    ---------------------    ---------------------
Mortality and Expense Risk Charge*........           1.40%                     1.55%                    1.75%
Administrative Expense Charge.............           0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED...........           1.55%                     1.70%                    1.90%
Optional E.S.P. Charge....................           0.20%                     0.20%                    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED....................           1.75%                     1.90%                    2.10%
Optional GMAB Charge......................           0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMAB ONLY SELECTED......................           2.05%                     2.20%                    2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMAB SELECTED((5))...........           2.25%                     2.40%                    2.60%
Optional GMWB I Charge....................           1.00%(6)                  1.00%(6)                 1.00%(6)
Optional GMWB II Charge...................           1.00%(6)                  1.00%(6)                 1.00%(6)
Optional GMWB III Charge..................           0.25%                     0.25%                    0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE
  OPTION) CHARGE..........................           1.50%(6)                  1.50%(6)                 1.50%(6)

                                              STANDARD DEATH BENEFIT    STEP-UP DEATH BENEFIT    ROLL-UP DEATH BENEFIT
                                              ----------------------    ---------------------    ---------------------
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION)
  CHARGE..................................           1.50%(6)                  1.50%(6)                 1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED....................           2.55%                     2.70%                    2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED...................           2.55%                     2.70%                    2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED..................           1.80%                     1.95%                    2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB FOR LIFE (SINGLE LIFE OPTION) ONLY
  SELECTED................................           3.05%                     3.20%                    3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB FOR LIFE (JOINT LIFE OPTION) ONLY
  SELECTED................................           3.05%                     3.20%                    3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED..............           2.75%                     2.90%                    3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED.............           2.75%                     2.90%                    3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED............           2.00%                     2.15%                    2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
  OPTION) SELECTED........................           3.25%                     3.40%                    3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB FOR LIFE (JOINT LIFE
  OPTION) SELECTED........................           3.25%                     3.40%                    3.60%


---------



*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class E; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.


(6)   The current charges for the available GMWB riders are as follow:


-------------------------------------------------------------------------------------------
                     GMWB RIDER                                   CURRENT CHARGE
-------------------------------------------------------------------------------------------
GMWB I                                                                0.40%
-------------------------------------------------------------------------------------------
GMWB II                                                               0.50%
-------------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                    0.65%
-------------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                     0.80%
-------------------------------------------------------------------------------------------



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.90%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............    0.58%       0.25%      0.02%         0.01%         0.86%        0.01%         0.85%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class II++.....    0.75%       0.25%      0.15%           --          1.15%          --          1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
MET INVESTORS SERIES TRUST
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --          1.00%
  Met/AIM Capital Appreciation
     Portfolio -- Class E........    0.76%       0.15%      0.10%           --          1.01%          --          1.01%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........    0.58%       0.25%      0.06%           --          0.89%          --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(3)
  MFS(R) Total Return
     Portfolio -- Class B........    0.53%       0.25%      0.05%           --          0.83%          --          0.83%
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Bond VCT Portfolio.....    0.50%       0.25%      0.28%           --          1.03%        0.16%         0.87%(4)
  Pioneer Cullen Value VCT
     Portfolio...................    0.70%       0.25%      0.37%           --          1.32%        0.32%         1.00%(5)
  Pioneer Emerging Markets VCT
     Portfolio...................    1.15%       0.25%      0.24%           --          1.64%          --          1.64%
  Pioneer Equity Income VCT
     Portfolio...................    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Fund VCT Portfolio.....    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Global High Yield VCT
     Portfolio...................    0.65%       0.25%      0.48%           --          1.38%        0.38%         1.00%(6)
  Pioneer High Yield VCT
     Portfolio...................    0.65%       0.25%      0.10%           --          1.00%          --          1.00%
  Pioneer Ibbotson Aggressive
     Allocation VCT Portfolio....    0.17%       0.25%      0.60%         0.88%         1.90%        0.47%         1.43%(7)
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....    0.17%       0.25%      0.10%         0.82%         1.34%        0.14%         1.20%(8)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....    0.17%       0.25%      0.14%         0.77%         1.33%        0.17%         1.16%(9)
  Pioneer Independence VCT
     Portfolio...................    0.70%       0.25%      0.32%           --          1.27%          --          1.27%
  Pioneer International Value VCT
     Portfolio...................    0.85%       0.25%      0.32%           --          1.42%          --          1.42%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Pioneer Oak Ridge Large Cap
     Growth VCT Portfolio........    0.75%       0.25%      0.29%           --          1.29%        0.34%         0.95%(10)
  Pioneer Real Estate Shares VCT
     Portfolio...................    0.80%       0.25%      0.11%           --          1.16%          --          1.16%
  Pioneer Small Cap Value VCT
     Portfolio...................    0.75%       0.25%      0.15%         0.05%         1.20%          --          1.20%
  Pioneer Strategic Income VCT
     Portfolio...................    0.65%       0.25%      0.18%           --          1.08%          --          1.08%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(4) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of average daily net assets, and to waive fees or limit other expenses of the Class II shares to effect a like reduction in Class II expenses.


(5) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 1.00% of average daily net assets.




(6) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of average daily net assets.




(7) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.55% of average daily net assets.




(8) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.38% of average daily net assets.


(9) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.39% of average daily net assets.


(10) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of average daily net assets.



EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.


EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies in all Contract Years).


                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,356      $2,380      $3,293      $5,436       $556       $1,660      $2,753      $5,436
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,207      $1,949      $2,599      $4,179       $407       $1,229      $2,059      $4,179



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Pioneer AnnuiStar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                        ANNUITANT ON THE CONTRACT DATE*
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Annual Step-Up Death Benefit                                                     79
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


---------
* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 866-547-3793.


PURCHASE PAYMENTS




Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not an available funding option. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a

Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")


PURCHASE PAYMENT CREDITS



For Contracts issued prior to May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

For Contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife

Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends          Seeks long-term capital            Franklin Advisory Services, LLC
  Securities Fund                  appreciation, with preservation
                                   of capital as an important
                                   consideration.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class II                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Bond VCT Portfolio         Seeks to provide current income    Pioneer Investment Management,
                                   from an investment grade           Inc.
                                   portfolio with due regard to
                                   preservation of capital and
                                   prudent investment risk.
Pioneer Cullen Value VCT           Seeks capital appreciation, with   Pioneer Investment Management,
  Portfolio                        current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.
Pioneer Equity Income VCT          Seeks current income and long-     Pioneer Investment Management,
  Portfolio                        term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer Global High Yield VCT      Seeks to maximize total return     Pioneer Investment Management,
  Portfolio                        through a combination of income    Inc.
                                   and capital appreciation.
Pioneer High Yield VCT Portfolio   Seeks to maximize total return     Pioneer Investment Management,
                                   through a combination of income    Inc.
                                   and capital appreciation.
Pioneer Ibbotson Aggressive        Seeks long-term capital growth.    Pioneer Investment Management,
  Allocation VCT Portfolio                                            Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Growth            Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Moderate          Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Independence VCT           Seeks appreciation of capital.     Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer International Value VCT    Seeks long-term capital growth.    Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
Pioneer Oak Ridge Large Cap        Seeks capital appreciation.        Pioneer Investment Management,
  Growth VCT Portfolio                                                Inc.
                                                                      Subadviser: Oak Ridge
                                                                      Investments, LLC
Pioneer Real Estate Shares VCT     Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Small Cap Value VCT        Seeks capital growth by investing  Pioneer Investment Management,
  Portfolio                        in a diversified portfolio of      Inc.
                                   securities consisting primarily
                                   of common stocks.
Pioneer Strategic Income VCT       Seeks a high level of current      Pioneer Investment Management,
  Portfolio                        income.                            Inc.




Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."




                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


Currently, the Fixed Account is not available as a funding option. Please refer to your Contract and Appendix D for more information about the Fixed Account.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          E)


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES



There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%



Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination"). You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.



Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS((R)) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small Cap Value VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP


CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit


The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")


Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or


     (3)  the Step-Up Value, if any, as described below**


ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment, described
                                       below*
                                    -  the Step-Up Value, if any, described below**
                                       or
                                    -  the Roll-Up Death Benefit Value, described
                                       below**; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment, described
                                       below*;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value, described**
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------




* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.



** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.


STEP-UP VALUE+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.


+ May not be available in all states. Please check with your registered representative.


ROLL-UP DEATH BENEFIT VALUE+

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).


(+) May not be available in all states. Please check with your registered representative.


PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/55,000) = $9,090

Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A NONNATURAL ENTITY/TRUST)
The beneficiary(ies) (or if                                  Yes (Death of Annuitant is
  none, to the owner.                                        treated as death of the
                                                             owner in these
                                                             circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a a civil union partner would not be able to receive continued payments upon the death of the Owner under the Joint Life version of the GMWB for Life (the "Living Income Guarantee for 2"). Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership



     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III" , and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 6.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $5,000          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         [100,000 x            [5,000 x 1-         N/A         [100,000 x            [5,000 x 1-
REDUCTION                 (10,000/116,600)] =   (90,000/100,000)] =             (10,000/95,400)] =    (89,518/100,000)] =
(PWR)                            8,576                  500                           $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,482
OF THE
WITHDRAWAL                  (10,000>8,576)                                        (10,482>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $106,600         $90,000               $4,500          $85,400         $89,518               $4,476
-------------------------------------------------------------------------------------------------------------------------



                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $116,600        $100,000               $5,000          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,424               $4,571                          $89,518               $4,476
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $106,600    x10,000/116,600)]     x91,424/100,000)]    $85,400    x10,000/95,400)]      (89,518/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,576                 $429           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


SUMMARY OF BENEFITS. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. CURRENTLY, YOU MAY ELECT THE GMWB FOR LIFE RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. The GMWB for Life rider:


     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.


Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.


In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."


Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider less any Purchase Payment Credits applied within 12 months prior to the date the rider was added to the Contract. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB less any Purchase Payment Credits applied within 12 months prior to the date the rider is added to the Contract.


Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

--------------------------------------------------------------------------------------------
                                                        MINIMUM AGE TO BE ELIGIBLE TO
                                                                 RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment not including any Purchase Payment Credits. Your new LWB is equal to the LWB immediately prior to the Purchase Payment not including any Purchase Payment Credits, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)

WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                               WITHDRAWAL EXAMPLE

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $106,000        $100,000               $5,000         $106,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $116,600        $116,600               $5,830          $95,400        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (116,600 x           (5,830 x (1-         N/A         (100,000 x           (5,000 x (1-
WITHDRAWAL                 10,000/116,600) =    106,600/ 116,600) =              10,000/95,400) =      89,518/100,000) =
REDUCTION                       10,000                  500                           $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,482
OF THE
WITHDRAWAL                  (10,000=10,000)                                       (10,482>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,482                $524
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $106,600        $106,600               $5,330          $85,400         $89,518               $4,476
-------------------------------------------------------------------------------------------------------------------------



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.


GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.


-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------


ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.


TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:


     -    you make a full withdrawal of your Contract Value;

     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.


OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:


     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.


EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).


However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider.

We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit
Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $106,000         $100,000      Not Applicable      $106,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $116,600         $100,000         $100,000         $95,400          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $4,600(2)
-------------------------------------------------------------------------------------------------------------------


---------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

 EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $106,000         $100,000         $100,000         $106,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $116,600      Not Applicable      $100,000         $116,600      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $127,200         $10,000          $110,000         $127,200         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $106,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $116,600              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 X
FOLLOWING
PARTIAL                                                                             10,000/116,600]
WITHDRAWAL           $106,600               $90,000               $10,000               $8,576                $10,000
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $106,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $95,400              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 X
FOLLOWING
PARTIAL                                                                             10,000/95,400]
WITHDRAWAL            $85,400               $89,518               $10,000               $10,482               $10,482
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new

          Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.




ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------


ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.




VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------


RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Eleven and Separate Account Twelve. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve. (See "The Insurance Company" .) Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Eleven and Separate Account Twelve with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's

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Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003

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through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



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The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB ) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The

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applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.



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If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:





     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.





     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).





     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.





     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


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The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.


In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).


If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will

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be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss

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to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS



If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.


In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2007, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.432          1.527                --
                                                       2006      1.371          1.432           994,838
                                                       2005      1.283          1.371           723,303
                                                       2004      1.225          1.283           525,857
                                                       2003      1.000          1.225            15,956

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.606          1.728           146,739
                                                       2006      1.470          1.606           158,826
                                                       2005      1.391          1.470           131,084
                                                       2004      1.244          1.391            83,381
                                                       2003      1.000          1.244            50,443

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.561          1.495         1,798,237
                                                       2006      1.353          1.561         1,939,988
                                                       2005      1.329          1.353         1,645,247
                                                       2004      1.216          1.329           987,979
                                                       2003      1.000          1.216            15,562

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.618          1.772         1,429,891
                                                       2006      1.512          1.618           698,369
                                                       2005      1.465          1.512           470,534
                                                       2004      1.335          1.465           265,200
                                                       2003      1.000          1.335             7,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.026          2.303         1,854,633
                                                       2006      1.694          2.026         1,692,748
                                                       2005      1.562          1.694         1,391,810
                                                       2004      1.338          1.562           542,562
                                                       2003      1.000          1.338             8,952

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.625          1.566           669,581

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.372         1,429,796

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.659           648,536

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.203          1.261                --
                                                       2006      1.037          1.203            95,839
                                                       2005      0.977          1.037               277

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.334          1.372                --
                                                       2006      1.207          1.334         1,348,701
                                                       2005      1.191          1.207         1,001,255
                                                       2004      1.115          1.191           465,551
                                                       2003      1.000          1.115             7,880

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.585          1.640                --
                                                       2006      1.453          1.585           772,256
                                                       2005      1.346          1.453           650,094
                                                       2004      1.257          1.346           495,772
                                                       2003      1.000          1.257            12,035

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.508          1.574         1,300,097

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.008          1.134         1,304,147
                                                       2006      0.994          1.008         1,421,558

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.034          1.069         7,700,093
                                                       2006      1.011          1.034         4,061,837

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.117          1.099           687,604

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.052          1.101         3,434,266
                                                       2006      0.996          1.052         3,618,175

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002         3,877,043
                                                       2004      0.994          0.989         2,669,983
                                                       2003      1.000          0.994            91,318

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.337          1.397                --
                                                       2005      1.294          1.337           700,196
                                                       2004      1.233          1.294           364,735
                                                       2003      1.000          1.233             3,553

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.858          2.022                --
                                                       2005      1.654          1.858         1,500,804
                                                       2004      1.413          1.654           765,241
                                                       2003      1.000          1.413             6,739

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.028          1.067                --
                                                       2006      1.012          1.028         1,913,954
                                                       2005      1.010          1.012         1,700,470
                                                       2004      0.995          1.010           922,208
                                                       2003      1.000          0.995            78,737

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.998          1.123                --
                                                       2005      1.002          0.998            50,504
                                                       2004      0.970          1.002            43,189

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.167          1.243                --
                                                       2005      1.143          1.167           872,530
                                                       2004      1.110          1.143           511,568
                                                       2003      1.000          1.110            13,104

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.054          1.092         1,758,886

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.252          1.312         2,113,637
                                                       2006      1.086          1.252         1,610,126
                                                       2005      0.994          1.086           423,548

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.190          4.474         1,078,923
                                                       2006      2.391          3.190           925,667
                                                       2005      1.764          2.391           719,208
                                                       2004      1.510          1.764           431,016
                                                       2003      1.000          1.510            10,089

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.720          1.703         2,761,883
                                                       2006      1.430          1.720         2,678,737
                                                       2005      1.377          1.430         2,209,160
                                                       2004      1.205          1.377         1,018,570
                                                       2003      1.000          1.205            21,997

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.251          1.377                --
                                                       2006      1.065          1.251            18,754
                                                       2005      0.987          1.065            16,466

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.585          2.015                --
                                                       2005      1.493          1.585            31,388
                                                       2004      1.283          1.493            22,714
                                                       2003      1.000          1.283                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.583          1.633         1,736,753
                                                       2006      1.381          1.583           992,981
                                                       2005      1.324          1.381           674,365
                                                       2004      1.213          1.324           447,314
                                                       2003      1.000          1.213            19,404

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.148          1.154         1,021,897
                                                       2006      1.041          1.148           708,717
                                                       2005      0.999          1.041           229,997

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.305          1.357         3,237,679
                                                       2006      1.224          1.305         4,028,201
                                                       2005      1.223          1.224         3,049,446
                                                       2004      1.152          1.223         2,750,931
                                                       2003      1.000          1.152            23,361

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.222          1.266         1,051,203
                                                       2006      1.085          1.222           989,660
                                                       2005      1.003          1.085           124,897

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.182          1.230         3,038,495
                                                       2006      1.065          1.182         2,203,294
                                                       2005      0.995          1.065           394,697

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.144          1.190         4,456,784
                                                       2006      1.050          1.144         3,127,497
                                                       2005      0.993          1.050           428,651

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.318          1.394           346,625
                                                       2006      1.228          1.318           377,078
                                                       2005      1.208          1.228           367,008
                                                       2004      1.154          1.208           344,922
                                                       2003      1.000          1.154            16,323

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.059          2.295           679,629
                                                       2006      1.706          2.059           512,106
                                                       2005      1.504          1.706           220,860
                                                       2004      1.290          1.504            95,523
                                                       2003      1.000          1.290             8,905

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.859          1.928         1,937,946
                                                       2006      1.682          1.859         1,704,620
                                                       2005      1.587          1.682         1,579,633
                                                       2004      1.324          1.587           742,777
                                                       2003      1.000          1.324             2,823

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.181          1.257         1,430,194
                                                       2006      1.167          1.181         1,441,792
                                                       2005      1.095          1.167         1,325,229
                                                       2004      1.021          1.095           377,337

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.555          2.035         1,082,817
                                                       2006      1.901          2.555         1,402,729
                                                       2005      1.681          1.901         1,138,791
                                                       2004      1.261          1.681           594,769
                                                       2003      1.000          1.261            11,099

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.388                --
                                                       2006      1.106          1.174           869,301
                                                       2005      1.074          1.106           683,367
                                                       2004      1.070          1.074           265,932

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.966          1.797         1,179,645
                                                       2006      1.749          1.966         1,405,933
                                                       2005      1.599          1.749         1,174,363
                                                       2004      1.355          1.599           628,747
                                                       2003      1.000          1.355             1,360

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.434          1.523                --
                                                       2005      1.433          1.434           106,781
                                                       2004      1.285          1.433            37,764
                                                       2003      1.000          1.285                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.245          1.301         4,859,644
                                                       2006      1.190          1.245         5,036,432
                                                       2005      1.179          1.190         4,221,871
                                                       2004      1.089          1.179         2,610,033
                                                       2003      1.000          1.089           286,913

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.526          1.528                --
                                                       2006      1.347          1.526           731,510
                                                       2005      1.307          1.347           691,235
                                                       2004      1.192          1.307           565,426
                                                       2003      1.000          1.192            14,987






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.046          0.998               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.088          1.082               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.143          1.085               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.033          1.068               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      0.999          1.109               --
                                                       2006      0.994          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.038               --
                                                       2006      1.004          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.102          1.074               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.061          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.060          1.089           71,526
                                                       2006      1.000          1.060           66,748

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.049          1.076               --
                                                       2006      1.000          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.432          1.527                 --
                                                       2006      1.371          1.432          1,653,797
                                                       2005      1.283          1.371          1,735,565
                                                       2004      1.225          1.283          2,040,147
                                                       2003      1.000          1.225            438,519

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.606          1.728            685,368
                                                       2006      1.470          1.606            787,287
                                                       2005      1.391          1.470            769,660
                                                       2004      1.244          1.391            560,861
                                                       2003      1.000          1.244            207,276

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.561          1.495          2,650,334
                                                       2006      1.353          1.561          2,937,650
                                                       2005      1.329          1.353          2,959,718
                                                       2004      1.216          1.329          2,395,266
                                                       2003      1.000          1.216            490,925

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.618          1.772          1,119,136
                                                       2006      1.512          1.618          1,048,191
                                                       2005      1.465          1.512            970,256
                                                       2004      1.335          1.465            768,240
                                                       2003      1.000          1.335            136,305

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.026          2.303          1,557,437
                                                       2006      1.694          2.026          1,540,453
                                                       2005      1.562          1.694          1,428,943
                                                       2004      1.338          1.562          1,101,088
                                                       2003      1.000          1.338            354,061

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.625          1.566          1,178,431

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.372          1,373,513

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.659            576,732

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.203          1.261                 --
                                                       2006      1.037          1.203             28,638
                                                       2005      1.022          1.037             11,664

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.334          1.372                 --
                                                       2006      1.207          1.334          1,465,137
                                                       2005      1.191          1.207          1,446,401
                                                       2004      1.115          1.191          1,554,939
                                                       2003      1.000          1.115            498,482

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.585          1.640                 --
                                                       2006      1.453          1.585          1,215,215
                                                       2005      1.346          1.453          1,113,200
                                                       2004      1.257          1.346          1,266,931
                                                       2003      1.000          1.257            388,371

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.508          1.574          1,622,392

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.008          1.134          2,613,422
                                                       2006      0.994          1.008          2,803,928

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.034          1.069          6,641,243
                                                       2006      1.011          1.034          5,567,424

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.117          1.099            702,163

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.052          1.101          3,478,967
                                                       2006      0.996          1.052          4,190,711

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.011                 --
                                                       2005      0.989          1.002          4,726,476
                                                       2004      0.994          0.989          4,706,703
                                                       2003      1.000          0.994          2,282,924

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.337          1.397                 --
                                                       2005      1.294          1.337          1,986,796
                                                       2004      1.233          1.294          1,588,562
                                                       2003      1.000          1.233            553,903

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.858          2.022                 --
                                                       2005      1.654          1.858          2,177,593
                                                       2004      1.413          1.654          1,845,034
                                                       2003      1.000          1.413            538,318

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.067                 --
                                                       2006      1.012          1.028          2,854,886
                                                       2005      1.010          1.012          5,093,876
                                                       2004      0.995          1.010          3,216,889
                                                       2003      1.000          0.995            727,262

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.998          1.123                 --
                                                       2005      1.002          0.998            182,133
                                                       2004      1.025          1.002            119,864

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.167          1.243                 --
                                                       2005      1.143          1.167          1,831,504
                                                       2004      1.110          1.143          2,893,610
                                                       2003      1.000          1.110          1,352,707

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.092          2,045,463

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.252          1.312          1,930,444
                                                       2006      1.086          1.252          1,217,402
                                                       2005      0.986          1.086            769,612

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.190          4.474            932,852
                                                       2006      2.391          3.190            904,608
                                                       2005      1.764          2.391            767,491
                                                       2004      1.510          1.764            634,023
                                                       2003      1.000          1.510             99,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.720          1.703          3,265,440
                                                       2006      1.430          1.720          3,089,771
                                                       2005      1.377          1.430          3,138,809
                                                       2004      1.205          1.377          2,636,416
                                                       2003      1.000          1.205            764,575

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.251          1.377                 --
                                                       2006      1.065          1.251             52,056
                                                       2005      0.978          1.065              9,548

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.585          2.015                 --
                                                       2005      1.493          1.585             33,531
                                                       2004      1.283          1.493             22,046
                                                       2003      1.000          1.283             12,781

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.583          1.633          3,895,235
                                                       2006      1.381          1.583          2,758,029
                                                       2005      1.324          1.381          2,780,569
                                                       2004      1.213          1.324          5,446,731
                                                       2003      1.000          1.213          2,035,041

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.148          1.154            826,104
                                                       2006      1.041          1.148            569,764
                                                       2005      0.996          1.041            107,545

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.305          1.357          4,256,690
                                                       2006      1.224          1.305          5,668,876
                                                       2005      1.223          1.224          4,570,990
                                                       2004      1.152          1.223          9,467,773
                                                       2003      1.000          1.152          4,494,810

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.222          1.266            420,484
                                                       2006      1.085          1.222            245,995
                                                       2005      0.990          1.085             77,232

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.182          1.230          3,938,599
                                                       2006      1.065          1.182          2,742,301
                                                       2005      0.983          1.065          1,692,076

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.144          1.190         13,202,153
                                                       2006      1.050          1.144         12,388,790
                                                       2005      0.993          1.050          8,836,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.318          1.394          1,285,940
                                                       2006      1.228          1.318          1,233,460
                                                       2005      1.208          1.228          1,359,860
                                                       2004      1.154          1.208          2,331,294
                                                       2003      1.000          1.154            706,463

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.059          2.295            969,879
                                                       2006      1.706          2.059            684,626
                                                       2005      1.504          1.706            347,740
                                                       2004      1.290          1.504            783,818
                                                       2003      1.000          1.290            278,342

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.859          1.928          1,805,802
                                                       2006      1.682          1.859          1,770,015
                                                       2005      1.587          1.682          1,809,146
                                                       2004      1.324          1.587          1,605,103
                                                       2003      1.000          1.324            356,319

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.181          1.257          1,046,563
                                                       2006      1.167          1.181            906,432
                                                       2005      1.095          1.167            360,317
                                                       2004      1.028          1.095             81,850

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.555          2.035          1,258,939
                                                       2006      1.901          2.555          1,439,328
                                                       2005      1.681          1.901          1,486,014
                                                       2004      1.261          1.681          1,259,415
                                                       2003      1.000          1.261            507,422

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.388                 --
                                                       2006      1.106          1.174            356,759
                                                       2005      1.074          1.106            252,781
                                                       2004      1.061          1.074            105,467

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.966          1.797          1,673,282
                                                       2006      1.749          1.966          1,724,057
                                                       2005      1.599          1.749          1,494,745
                                                       2004      1.355          1.599          1,244,840
                                                       2003      1.000          1.355            477,289

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.434          1.523                 --
                                                       2005      1.433          1.434            313,193
                                                       2004      1.285          1.433            172,385
                                                       2003      1.000          1.285             25,055

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.245          1.301          4,251,017
                                                       2006      1.190          1.245          4,105,748
                                                       2005      1.179          1.190          4,019,323
                                                       2004      1.089          1.179          3,133,140
                                                       2003      1.000          1.089            652,477

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.526          1.528                 --
                                                       2006      1.347          1.526          1,606,407
                                                       2005      1.307          1.347          1,730,330
                                                       2004      1.192          1.307          1,531,084
                                                       2003      1.000          1.192            304,001






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.046          0.998               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.088          1.082               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.143          1.085               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.033          1.068               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      0.999          1.109               --
                                                       2006      0.994          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.038               --
                                                       2006      1.004          1.017          144,557

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.102          1.074          136,677

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.060          1.089          264,169
                                                       2006      1.000          1.060          201,465

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.049          1.076           67,162
                                                       2006      1.000          1.049           67,162

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution, liquidation or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGE


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Growth Shares VCT Portfolio            Pioneer Independence VCT Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio         Pioneer Bond VCT Portfolio
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Value VCT Portfolio                  Pioneer Fund VCT Portfolio



UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Mid Cap Core Equity Portfolio       Lazard Mid Cap Portfolio




UNDERLYING FUND LIQUIDATIONS



The following Underlying Funds were liquidated and are no longer available in your contract.


PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Equity Opportunity Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Small and Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-70-71-75.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-70-71-75



[ ] MLAC-Book-70-71-75

                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Mid Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Met/AIM Capital Appreciation
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Met/AIM Small Cap Growth Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                MFS(R) Emerging Markets Equity
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Global Technology Portfolio                      PIMCO Inflation Protected Bond
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Pioneer Fund Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Appreciation           A
     Portfolio -- Class I                          Third Avenue Small Cap Value
  Legg Mason Partners Variable Equity Index           Portfolio -- Class B
     Portfolio -- Class II                       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           Davis Venture Value Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Partners Variable Social                 Portfolio -- Class B
     Awareness Portfolio                           MetLife Conservative Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative to Moderate Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      Oppenheimer Global Equity
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              Western Asset Management U.S. Government
  Legg Mason Partners Managed Assets                  Portfolio -- Class A
     Portfolio -- Class A                        PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.




This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    15
THE ANNUITY CONTRACT....................................................    15
Contract Owner Inquiries................................................    16
Purchase Payments.......................................................    16
Purchase Payment Credits................................................    17
Accumulation Units......................................................    17
The Variable Funding Options............................................    18
FIXED ACCOUNT...........................................................    24
CHARGES AND DEDUCTIONS..................................................    24
General.................................................................    24
Withdrawal Charge.......................................................    24
Free Withdrawal Allowance...............................................    25
Transfer Charge.........................................................    25
Administrative Charges..................................................    26
Mortality and Expense Risk Charge.......................................    26
Variable Liquidity Benefit Charge.......................................    26
Enhanced Stepped-Up Provision Charge....................................    26
Guaranteed Minimum Withdrawal Benefit Charge............................    27
Guaranteed Minimum Accumulation Benefit Charge..........................    27
Variable Funding Option Expenses........................................    27
Premium Tax.............................................................    27
Changes in Taxes Based upon Premium or Value............................    27
TRANSFERS...............................................................    27
Market Timing/Excessive Trading.........................................    27
Dollar Cost Averaging...................................................    29
ACCESS TO YOUR MONEY....................................................    30
Systematic Withdrawals..................................................    31
OWNERSHIP PROVISIONS....................................................    31
Types of Ownership......................................................    31
Contract Owner..........................................................    31
Beneficiary.............................................................    32
Annuitant...............................................................    32
DEATH BENEFIT...........................................................    32
Death Proceeds before the Maturity Date.................................    33
Enhanced Stepped-Up Provision ("E.S.P.")................................    35
Payment of Proceeds.....................................................    35
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    37
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    38
Planned Death Benefit...................................................    38
Death Proceeds after the Maturity Date..................................    39
LIVING BENEFITS.........................................................    39
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    39
THE ANNUITY PERIOD......................................................    50
Maturity Date...........................................................    50
Allocation of Annuity...................................................    51
Variable Annuity........................................................    51
Fixed Annuity...........................................................    51
PAYMENTS OPTIONS........................................................    52
Election of Options.....................................................    52
Annuity Options.........................................................    52
Variable Liquidity Benefit..............................................    53
MISCELLANEOUS CONTRACT PROVISIONS.......................................    53
Right to Return.........................................................    53
Termination.............................................................    53
Required Reports........................................................    53
Suspension of Payments..................................................    54
THE SEPARATE ACCOUNTS...................................................    54
Performance Information.................................................    55
FEDERAL TAX CONSIDERATIONS..............................................    55
General Taxation of Annuities...........................................    55
Types of Contracts: Qualified and Non-qualified.........................    56
Qualified Annuity Contracts.............................................    56
Taxation of Qualified Annuity Contracts.................................    56
Mandatory Distributions for Qualified Plans.............................    57
Individual Retirement Annuities.........................................    57
Roth IRAs...............................................................    58
TSAs (ERISA and Non-ERISA)..............................................    58
Non-qualified Annuity Contracts.........................................    60
Diversification Requirements for Variable Annuities.....................    61
Ownership of the Investments............................................    61
Taxation of Death Benefit Proceeds......................................    62
Other Tax Considerations................................................    62
Treatment of Charges for Optional Benefits..............................    62
Guaranteed Minimum Withdrawal Benefits..................................    62
Puerto Rico Tax Considerations..........................................    62
Non-Resident Aliens.....................................................    63
Tax Credits and Deductions..............................................    63
OTHER INFORMATION.......................................................    63
The Insurance Company...................................................    63
Financial Statements....................................................    63
Distribution of Variable Annuity Contracts..............................    63
Conformity with State and Federal Laws..................................    65
Voting Rights...........................................................    65
Restrictions on Financial Transactions..................................    66
Legal Proceedings.......................................................    66
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT TWELVE FOR VARIABLE ANNUITIES.................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                        PORTFOLIO ARCHITECT PLUS ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven") and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Twelve was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Twelve. Immediately following the merger, the Company stopped issuing Contracts under Separate Account Twelve and now only issues Contracts under Separate Account Eleven. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve.



The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.


For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 9, 2006, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004, between May 1, 2004 and May 31, 2004 or between September 1, 2004 and September 19, 2004. For contracts issued between September 20, 2004 and June 9, 2006, the 6.0% Purchase Payment Credit will apply to your initial Purchase Payment and each subsequent Purchase Payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time of the Purchase Payment is received.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.


     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and any
  associated Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................       1.40%             1.55%            1.75%
Administrative Expense Charge.........................       0.15%             0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................       1.55%             1.70%            1.90%
Optional E.S.P. Charge................................       0.20%             0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................       1.75%             1.90%            2.10%
Optional GMAB Charge..................................       0.50%             0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................       2.05%             2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED((5))..................................       2.25%             2.40%            2.60%
Optional GMWB I Charge................................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................       1.00%(6)          1.00%(6)         1.00%(6)

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Optional GMWB III Charge..............................       0.25%             0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................       1.80%             1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................       2.00%             2.15%            2.35%


---------



*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the underlying fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Lord Abbett Growth and Income Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A


(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.52%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --           0.90%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.23%           --          1.04%          --           1.04%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................    0.64%       0.25%      0.45%           --          1.34%          --           1.34%
  Global Technology Portfolio....    0.64%       0.25%      0.18%         0.01%         1.08%          --           1.08%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --           1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --           0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(4)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class A++......    0.69%         --       0.07%           --          0.76%          --           0.76%
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --           1.00%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --           0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --           1.52%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(4)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%          0.43%(6)
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%          0.39%(7)
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --           0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(8)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(8)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(8)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(9)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --           0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --           0.84%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Enterprise Portfolio+..........    0.50%       0.25%      0.17%           --          0.92%          --           0.92%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.


(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).


                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,268      $2,208      $2,950      $4,722       $468       $1,408      $2,350      $4,722
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,157      $1,882      $2,421      $3,739       $357       $1,082      $1,821      $3,739



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Portfolio Architect Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Annual Step Up Death Benefit                                                     79
Roll-Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



PURCHASE PAYMENT CREDITS


For contracts issued prior to April 1, 2004, between May 1, 2004 and May 31, 2004, between September 1, 2004 and September 19, 2004, and on or after June 10, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.


For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and June 9, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.




We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks capital appreciation.        Fidelity Management & Research
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A++                              capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Enterprise Portfolio+              Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          E)


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES



There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE



Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE




If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the

Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Foreign Securities Fund, Janus Aspen Series Global Life Sciences Portfolio, Janus Aspen Series Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.


Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit


The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")


Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or

     (2)  your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or


     (3)  the Step-Up Value, if any, as described below**


ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment, described
                                       below*
                                    -  the Step-Up Value, if any, described below**
                                       or
                                    -  the Roll-Up Death Benefit Value, described
                                       below**; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment, described
                                       below*;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value, described**
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------




* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.



** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.


STEP-UP VALUE+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.


+ May not be available in all states. Please check with your registered representative.



ROLL-UP DEATH BENEFIT VALUE+


On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).




(+) May not be available in all states. Please check with your registered representative.


PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/55,000) = $9,090

Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")




THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A NONNATURAL ENTITY/TRUST)
The beneficiary(ies) (or if                                  Yes (Death of Annuitant is
  none, to the owner.                                        treated as death of the
                                                             owner in these
                                                             circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (100,000 x           (5,000 x (1-         N/A         (100,000 x           (5,000 x (1-
WITHDRAWAL                 10,000/114,950) =     90,000/100,000) =               10,000/94,050) =      89,367/100,000) =
REDUCTION                       $8,699                 $500                           $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,633
OF THE
WITHDRAWAL                  (10,000>8,699)                                       ($10,633>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $90,000               $4,500          $84,050         $89,367               $4,468
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,301               $4,565                          $89,367               $4,468
AFTER
WITHDRAWAL               [100,000 -- (100,000   [5,000 -- (5,000 x             [100,000 -- (100,000        [5,000 x
               $104,950   x 10,000/114,950)]     91,301/100,000)]     $84,050    x 10,000/94,050)]     (89,367/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,699                 $435           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000      Not Applicable      $104,500         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $114,950         $100,000         $100,000         $94,050          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $5,950(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000         $100,000         $104,500         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $114,950      Not Applicable      $100,000         $114,950      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $125,400         $10,000          $110,000         $125,400         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $114,950              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/114,950]
WITHDRAWAL           $104,950               $90,000               $10,000               $8,699                $10,000
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $94,050              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/94,050]
WITHDRAWAL            $84,050               $89,368               $10,000               $10,632               $10,632
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B.

We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                              CLASS B SUBACCOUNTS/UNDERLYING FUNDS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Partners Variable Adjustable
                               Rate Income Portfolio
                          MET INVESTORS SERIES TRUST -- CLASS A
                            BlackRock High Yield Portfolio
                            Pioneer Strategic Income Portfolio
                            PIMCO Inflation Protected Bond Portfolio
                          METROPOLITAN SERIES FUND, INC. -- CLASS A
                            BlackRock Bond Income Portfolio
                            BlackRock Money Market Portfolio
                            Western Asset Management U.S. Government
                               Portfolio
                          PIMCO VARIABLE INSURANCE
                            TRUST -- ADMINISTRATIVE CLASS
                            Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.




ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.



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

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.




VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding

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

Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Eleven and Separate Account Twelve. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve. (See "The Insurance Company" .) Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Eleven and Separate Account Twelve with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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

PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).


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

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


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     -    Is for financial hardship (but only to the extent of Purchase
          Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:





     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.





     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).





     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.





     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.


In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).




The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2007, as well as the range of additional compensation paid.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the

Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.383          1.353                --
                                                       2005      1.223          1.383           358,260
                                                       2004      1.146          1.223           303,031
                                                       2003      1.000          1.146             6,742

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.964          2.221         1,592,292
                                                       2006      1.657          1.964         1,452,537
                                                       2005      1.475          1.657         1,228,534
                                                       2004      1.320          1.475           615,070
                                                       2003      1.000          1.320            13,590

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.732          1.916         4,364,250
                                                       2006      1.596          1.732         4,339,810
                                                       2005      1.395          1.596         4,120,101
                                                       2004      1.259          1.395         2,082,365
                                                       2003      1.000          1.259            82,410

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.614          1.670         3,141,653
                                                       2006      1.423          1.614         3,351,115
                                                       2005      1.366          1.423         3,205,012
                                                       2004      1.257          1.366         1,513,638
                                                       2003      1.000          1.257            93,416

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.666          1.649                --
                                                       2005      1.432          1.666         1,101,001
                                                       2004      1.217          1.432           243,803
                                                       2003      1.000          1.217             6,582

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.726          2.254                --
                                                       2005      1.635          1.726         2,135,221
                                                       2004      1.264          1.635           706,731
                                                       2003      1.000          1.264            19,257

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.428          1.506           254,363
                                                       2006      1.245          1.428           370,218
                                                       2005      1.212          1.245           453,659
                                                       2004      1.171          1.212           248,149
                                                       2003      1.000          1.171                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.499          1.313           783,332
                                                       2006      1.467          1.499           812,632
                                                       2005      1.408          1.467           825,006
                                                       2004      1.285          1.408           507,209
                                                       2003      1.000          1.285            28,529

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.316          1.431                --
                                                       2005      1.213          1.316           565,817
                                                       2004      1.079          1.213            55,421
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.313          1.464                --
                                                       2005      1.211          1.313           413,673
                                                       2004      1.072          1.211           149,956
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.772          2.046         1,991,255
                                                       2006      1.615          1.772         2,179,376
                                                       2005      1.406          1.615         1,864,337
                                                       2004      1.240          1.406           619,711
                                                       2003      1.000          1.240             7,398

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.574          1.654           126,409
                                                       2006      1.405          1.574           145,996
                                                       2005      1.182          1.405           157,636
                                                       2004      1.185          1.182            60,121
                                                       2003      1.000          1.185             6,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.227          2.529         2,677,773
                                                       2006      2.013          2.227         2,870,769
                                                       2005      1.732          2.013         2,663,948
                                                       2004      1.411          1.732         1,199,255
                                                       2003      1.000          1.411            30,189

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.457          1.699                --
                                                       2005      1.339          1.457           414,439
                                                       2004      1.207          1.339           103,042
                                                       2003      1.000          1.207            27,469

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.874          3.645         1,188,602
                                                       2006      2.279          2.874         1,119,500
                                                       2005      1.816          2.279           946,947
                                                       2004      1.479          1.816           407,794
                                                       2003      1.000          1.479             5,154

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.026          2.303         1,854,633
                                                       2006      1.694          2.026         1,692,748
                                                       2005      1.562          1.694         1,391,810
                                                       2004      1.338          1.562           542,562
                                                       2003      1.216          1.338             8,952

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.626          1.950                --
                                                       2005      1.517          1.626         1,766,854
                                                       2004      1.328          1.517           573,757
                                                       2003      1.000          1.328            47,400

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.060          1.084                --
                                                       2005      1.063          1.060         2,095,074
                                                       2004      0.990          1.063           588,257

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.237          1.278                --
                                                       2005      1.167          1.237             9,778
                                                       2004      1.094          1.167             9,561
                                                       2003      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.552          1.860            47,188
                                                       2006      1.483          1.552            10,079
                                                       2005      1.340          1.483             9,849
                                                       2004      1.192          1.340             9,778
                                                       2003      1.000          1.192             6,687

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.601          1.918           259,771
                                                       2006      1.508          1.601            90,727
                                                       2005      1.373          1.508            79,643
                                                       2004      1.386          1.373            62,149
                                                       2003      1.000          1.386             5,755

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.558          1.677            19,521
                                                       2006      1.341          1.558            27,069
                                                       2005      1.290          1.341            28,013
                                                       2004      1.254          1.290            28,335
                                                       2003      1.000          1.254             6,521

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.546          1.735                --
                                                       2005      1.509          1.546           391,840
                                                       2004      1.334          1.509            88,037
                                                       2003      1.000          1.334             6,091

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.661          1.602           865,355

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.537          1.591            80,675

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.531          1.581         1,353,271
                                                       2006      1.350          1.531         1,488,265
                                                       2005      1.316          1.350         1,520,272
                                                       2004      1.212          1.316           827,007
                                                       2003      1.000          1.212            38,999

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.659           648,536

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.691          1.730           200,078
                                                       2006      1.452          1.691           223,199
                                                       2005      1.385          1.452           231,023
                                                       2004      1.274          1.385           198,121
                                                       2003      1.000          1.274            17,120

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.424          1.426           208,543

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.859          2.013           281,281
                                                       2006      1.674          1.859           361,732
                                                       2005      1.621          1.674           378,829
                                                       2004      1.430          1.621           222,615
                                                       2003      1.000          1.430            36,673

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.140          1.245           264,274
                                                       2006      1.075          1.140           254,843
                                                       2005      1.046          1.075           215,679
                                                       2004      0.945          1.046            30,549

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.028          1.026           467,923
                                                       2006      1.003          1.028           632,391
                                                       2005      0.995          1.003           628,049
                                                       2004      0.999          0.995           297,209
                                                       2003      1.000          0.999            11,021

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.665          1.747                --
                                                       2006      1.432          1.665           591,876
                                                       2005      1.398          1.432           555,220
                                                       2004      1.311          1.398           324,478
                                                       2003      1.000          1.311            89,357

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.377          1.434                --
                                                       2006      1.341          1.377           209,901
                                                       2005      1.295          1.341           196,548
                                                       2004      1.308          1.295           184,421
                                                       2003      1.000          1.308            67,278

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.619          1.676                --
                                                       2006      1.480          1.619           891,387
                                                       2005      1.368          1.480           864,799
                                                       2004      1.274          1.368           383,360
                                                       2003      1.000          1.274            76,702

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.481          1.547                --
                                                       2006      1.338          1.481           105,264
                                                       2005      1.311          1.338           132,091
                                                       2004      1.229          1.311           114,055
                                                       2003      1.000          1.229            15,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.619          1.682                --
                                                       2006      1.402          1.619           787,465
                                                       2005      1.379          1.402           770,894
                                                       2004      1.243          1.379           247,185
                                                       2003      1.000          1.243            15,890

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.810          1.995                --
                                                       2006      1.638          1.810         1,076,073
                                                       2005      1.537          1.638         1,157,746
                                                       2004      1.258          1.537           566,176
                                                       2003      1.000          1.258                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.120                --
                                                       2005      1.061          1.085           700,137
                                                       2004      0.981          1.061           318,685

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.716          1.792           714,930
                                                       2006      1.802          1.716           798,656

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.316          1.331         2,310,951
                                                       2006      1.248          1.316           698,795

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.645          1.725                --
                                                       2006      1.553          1.645           420,830

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.711          1.724           355,124

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.356          1.322            78,284
                                                       2006      1.272          1.356            13,952

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.970          1.924           499,201
                                                       2006      1.788          1.970           574,216

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.691          2.172         1,048,614
                                                       2006      1.649          1.691         1,065,180

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.271          1.127            33,120

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.240           611,107
                                                       2006      1.120          1.184           643,129

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.318          1.387           439,760
                                                       2006      1.258          1.318           449,092

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.104         2,920,794
                                                       2006      1.001          1.078         1,890,378

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.072          1.062         1,795,978
                                                       2006      0.965          1.072            43,447

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.449          1.596           399,293
                                                       2006      1.466          1.449           425,435

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.388            57,767
                                                       2006      1.274          1.265            36,459

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.214          2.326           296,529

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.392          1.475         1,023,599
                                                       2006      1.259          1.392         1,059,295

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.221          1.024         3,373,518
                                                       2006      1.003          1.221         3,987,089

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.146          1.214         1,991,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.553          1.606           246,234
                                                       2006      1.444          1.553           256,542

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.286                --
                                                       2006      1.106          1.164            33,013

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.218         1,405,010
                                                       2006      1.120          1.160         1,384,433

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.029          0.983         5,115,390
                                                       2006      1.003          1.029         1,346,480

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.510          1.791           825,956
                                                       2006      1.547          1.510           851,122

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.064          1.114         1,675,703
                                                       2006      1.024          1.064         1,708,494

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.034          1.069         7,700,093
                                                       2006      1.011          1.034         4,061,837

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.394          1.427           363,693
                                                       2006      1.375          1.394           430,716

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.482          1.519         1,059,711
                                                       2006      1.444          1.482         1,016,189

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.078           237,655
                                                       2006      1.002          1.061           234,181

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.084             6,415
                                                       2006      1.001          1.043             6,428

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.050          1.083           743,666
                                                       2006      1.002          1.050           281,930

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.084         1,151,164
                                                       2006      1.002          1.055         1,224,400

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.084         1,217,096
                                                       2006      1.002          1.060           991,816

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.383          1.419         3,586,998
                                                       2006      1.294          1.383         3,898,386

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.100         3,630,856
                                                       2006      0.996          1.051         3,809,436

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.149           462,757
                                                       2006      0.998          1.069           462,821

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.153          1.197                --
                                                       2006      1.084          1.153         2,310,539

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.073          1.104         1,502,435
                                                       2006      1.037          1.073         2,071,909

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002         3,877,043
                                                       2004      0.994          0.989         2,669,983
                                                       2003      1.000          0.994            91,318

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.096          1.159                --
                                                       2005      1.053          1.096           989,157
                                                       2004      0.992          1.053           308,472

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.119          1.141                --
                                                       2006      1.128          1.119         2,218,420
                                                       2005      1.122          1.128         2,125,161
                                                       2004      1.047          1.122           999,663
                                                       2003      1.000          1.047            30,865

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.079          1.155         4,040,602
                                                       2006      1.055          1.079         4,182,328
                                                       2005      1.046          1.055         3,970,841
                                                       2004      1.013          1.046         1,655,495
                                                       2003      1.000          1.013           126,742

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.056          2.226                --
                                                       2006      1.635          2.056           118,050
                                                       2005      1.480          1.635           142,716
                                                       2004      1.294          1.480           146,421
                                                       2003      1.000          1.294                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.163          2.310                --
                                                       2006      1.873          2.163         1,994,384
                                                       2005      1.777          1.873         1,906,379
                                                       2004      1.430          1.777           929,388
                                                       2003      1.000          1.430             5,544

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.376          1.466                --
                                                       2005      1.286          1.376           353,616
                                                       2004      1.226          1.286           143,448
                                                       2003      1.000          1.226            27,619

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.180          1.258                --
                                                       2005      1.194          1.180           389,362
                                                       2004      1.141          1.194           379,542
                                                       2003      1.000          1.141            25,027

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.650          1.802                --
                                                       2005      1.490          1.650           824,421
                                                       2004      1.300          1.490           660,065
                                                       2003      1.000          1.300            48,134

  Travelers Equity Income Subaccount (9/03)..........  2006      1.374          1.444                --
                                                       2005      1.336          1.374         1,015,732
                                                       2004      1.235          1.336           424,331
                                                       2003      1.000          1.235            43,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.217          1.248                --
                                                       2005      1.205          1.217           700,501
                                                       2004      1.109          1.205           459,955
                                                       2003      1.000          1.109            79,698

  Travelers Federated Stock Subaccount (10/03).......  2006      1.412          1.463                --
                                                       2005      1.362          1.412           106,315
                                                       2004      1.251          1.362            72,280
                                                       2003      1.000          1.251                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.334          1.375                --
                                                       2005      1.247          1.334           260,734
                                                       2004      1.189          1.247            56,997
                                                       2003      1.000          1.189                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.101          1.170                --
                                                       2005      1.019          1.101           217,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.031          1.035                --
                                                       2005      1.017          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.068          1.106                --
                                                       2005      1.000          1.068         1,041,717

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.078          1.125                --
                                                       2005      1.000          1.078           522,363

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.047          1.068                --
                                                       2005      1.000          1.047           110,255

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.462          1.553                --
                                                       2005      1.325          1.462           401,161
                                                       2004      1.161          1.325           168,721
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.462          1.547                --
                                                       2005      1.440          1.462           900,274
                                                       2004      1.282          1.440           443,087
                                                       2003      1.000          1.282            20,755

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.253          1.294                --
                                                       2005      1.236          1.253         3,821,058
                                                       2004      1.126          1.236         1,761,719
                                                       2003      1.000          1.126            56,519

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.259                --
                                                       2005      1.112          1.165           864,003
                                                       2004      0.962          1.112           298,850

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.556          1.788                --
                                                       2005      1.443          1.556           428,892
                                                       2004      1.266          1.443           249,460
                                                       2003      1.000          1.266                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.361          1.444                --
                                                       2005      1.304          1.361           260,735
                                                       2004      1.192          1.304           107,327
                                                       2003      1.000          1.192               961

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.051          1.106                --
                                                       2005      1.000          1.051            19,291

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.120                --
                                                       2005      1.086          1.108         1,091,583
                                                       2004      0.971          1.086           184,406

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.033          1.024                --
                                                       2005      1.033          1.033         1,830,184
                                                       2004      1.015          1.033           991,325
                                                       2003      1.000          1.015            82,924

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.340          1.398                --
                                                       2005      1.334          1.340           191,904
                                                       2004      1.229          1.334            68,469
                                                       2003      1.000          1.229            21,722

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.107          1.274                --
                                                       2005      1.000          1.107             2,872

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.272                --
                                                       2005      1.000          1.109                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.075          1.037                --
                                                       2005      1.047          1.075         2,031,622
                                                       2004      1.003          1.047           785,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.642         1,282,390
                                                       2006      1.495          1.708         1,477,908
                                                       2005      1.458          1.495         1,507,051
                                                       2004      1.261          1.458           594,872
                                                       2003      1.000          1.261                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.356          1.501            39,508
                                                       2006      1.289          1.356            40,189
                                                       2005      1.214          1.289            37,961
                                                       2004      1.188          1.214            34,997
                                                       2003      1.000          1.188                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.183          1.145               --
                                                       2005      1.057          1.183               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.450          1.622           26,078
                                                       2006      1.236          1.450           26,525
                                                       2005      1.112          1.236           24,241
                                                       2004      1.000          1.112            5,051

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.318          1.443           60,397
                                                       2006      1.228          1.318           59,867
                                                       2005      1.084          1.228           44,102
                                                       2004      1.000          1.084            7,719

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.231          1.260           15,471
                                                       2006      1.097          1.231           15,229
                                                       2005      1.063          1.097           15,383
                                                       2004      1.000          1.063           10,471

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.345          1.326               --
                                                       2005      1.168          1.345           26,302
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.343          1.735               --
                                                       2005      1.286          1.343           14,247
                                                       2004      1.000          1.286            4,335

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.179          1.230               --
                                                       2006      1.039          1.179               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.138          0.986           17,190
                                                       2006      1.126          1.138           15,604
                                                       2005      1.092          1.126           12,961
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.197          1.298               --
                                                       2005      1.115          1.197           11,156
                                                       2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.199          1.332               --
                                                       2005      1.118          1.199               --
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.364          1.559           32,912
                                                       2006      1.257          1.364           32,134
                                                       2005      1.105          1.257           25,132
                                                       2004      1.000          1.105               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.354          1.408               --
                                                       2006      1.221          1.354               --
                                                       2005      1.038          1.221               --
                                                       2004      1.000          1.038               --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.543          1.734           34,055
                                                       2006      1.409          1.543           34,882
                                                       2005      1.225          1.409           17,873
                                                       2004      1.000          1.225               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.184          1.365               --
                                                       2005      1.099          1.184            3,577
                                                       2004      1.000          1.099            2,543

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      1.952          2.449           36,128
                                                       2006      1.564          1.952           36,185
                                                       2005      1.260          1.564           32,685
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          114,538
                                                       2005      1.154          1.239          104,324
                                                       2004      1.000          1.154            4,481

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.186          1.408               --
                                                       2005      1.118          1.186               --
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.061          1.081               --
                                                       2005      1.074          1.061               --
                                                       2004      1.006          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.119          1.152               --
                                                       2005      1.067          1.119               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.176          1.395               --
                                                       2006      1.135          1.176               --
                                                       2005      1.037          1.135               --
                                                       2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.200          1.423               --
                                                       2006      1.142          1.200               --
                                                       2005      1.051          1.142               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.283          1.367               --
                                                       2006      1.117          1.283               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.139          1.268               --
                                                       2005      1.124          1.139               --
                                                       2004      1.000          1.124               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.248          1.195               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.217          1.251               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.217          1.244               --
                                                       2006      1.085          1.217               --
                                                       2005      1.068          1.085               --
                                                       2004      1.000          1.068               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215              749

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.289          1.305               --
                                                       2006      1.119          1.289               --
                                                       2005      1.078          1.119               --
                                                       2004      1.000          1.078               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.062          1.056               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.308          1.402           13,817
                                                       2006      1.190          1.308           12,485
                                                       2005      1.164          1.190            6,033
                                                       2004      1.000          1.164               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.146          1.238               --
                                                       2006      1.092          1.146               --
                                                       2005      1.074          1.092               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          0.995               --
                                                       2006      0.994          1.008               --
                                                       2005      0.996          0.994            4,266
                                                       2004      1.000          0.996            2,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.232          1.288               --
                                                       2006      1.070          1.232               --
                                                       2005      1.056          1.070               --
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.030          1.070               --
                                                       2006      1.014          1.030               --
                                                       2005      0.989          1.014               --
                                                       2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.220          1.259               --
                                                       2006      1.127          1.220               --
                                                       2005      1.053          1.127               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.177          1.225               --
                                                       2006      1.074          1.177               --
                                                       2005      1.064          1.074               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.262          1.308               --
                                                       2006      1.105          1.262           17,407
                                                       2005      1.098          1.105           16,054
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.337          1.468               --
                                                       2006      1.222          1.337               --
                                                       2005      1.159          1.222               --
                                                       2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.083          1.114               --
                                                       2005      1.070          1.083               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.260          1.302           34,104
                                                       2006      1.333          1.260           32,759

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.151          1.153               --
                                                       2006      1.100          1.151               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.364          1.426               --
                                                       2006      1.297          1.364           14,379

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.414          1.415           15,677

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.333          1.286               --
                                                       2006      1.259          1.333               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.529          1.477            8,616
                                                       2006      1.397          1.529            8,001

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.351          1.717           29,869
                                                       2006      1.326          1.351           28,582

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.169          1.211               --
                                                       2006      1.114          1.169               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.126          1.172               --
                                                       2006      1.081          1.126               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.070          1.084           22,373
                                                       2006      1.001          1.070               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.065          1.043               --
                                                       2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.162          1.267           17,570
                                                       2006      1.184          1.162           16,064

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.244          1.350               --
                                                       2006      1.262          1.244               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.690          1.763               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.379          1.446               --
                                                       2006      1.257          1.379               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.006           31,551
                                                       2006      1.003          1.212           26,996

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.062          1.117           50,394

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.273          1.303               --
                                                       2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.260               --
                                                       2006      1.095          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.198           31,566
                                                       2006      1.121          1.153           31,011

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.022          0.965            5,856
                                                       2006      1.003          1.022               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.101          1.291               --
                                                       2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.040          1.077               --
                                                       2006      1.008          1.040               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.040          160,314
                                                       2006      1.001          1.016           18,076

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.147          1.161            5,417
                                                       2006      1.139          1.147            5,420

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.196          1.212           28,359
                                                       2006      1.173          1.196           27,611

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.060           20,290
                                                       2006      1.002          1.053           18,621

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.052          1.065           16,109
                                                       2006      1.002          1.052           16,160

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.199          1.217               --
                                                       2006      1.129          1.199               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.081           17,003
                                                       2006      0.996          1.044           15,731

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.141          1.180               --
                                                       2006      1.081          1.141               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.075          1.095            9,032
                                                       2006      1.046          1.075            8,672

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995           83,882
                                                       2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.152               --
                                                       2005      1.061          1.093               --
                                                       2004      1.000          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.058               --
                                                       2006      1.060          1.040           49,596
                                                       2005      1.066          1.060           27,562
                                                       2004      1.000          1.066            5,161

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.053          1.116           89,573
                                                       2006      1.041          1.053           86,087
                                                       2005      1.043          1.041           54,099
                                                       2004      1.000          1.043            5,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.575          1.699               --
                                                       2006      1.265          1.575               --
                                                       2005      1.157          1.265               --
                                                       2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.420          1.512               --
                                                       2006      1.242          1.420            4,065
                                                       2005      1.191          1.242            4,272
                                                       2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.116          1.184               --
                                                       2005      1.053          1.116           13,449
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.018          1.081               --
                                                       2005      1.041          1.018               --
                                                       2004      1.000          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.224          1.333               --
                                                       2005      1.117          1.224           30,403
                                                       2004      1.000          1.117               --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.120          1.173               --
                                                       2005      1.101          1.120           14,383
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.076          1.100               --
                                                       2005      1.077          1.076               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.106          1.142               --
                                                       2005      1.078          1.106               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/03).............  2006      1.109          1.139               --
                                                       2005      1.047          1.109            5,424
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.093          1.158               --
                                                       2005      1.018          1.093           13,492

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.024          1.024               --
                                                       2005      1.016          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.060          1.095               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.113               --
                                                       2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.040          1.057               --
                                                       2005      1.000          1.040               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.226          1.297               --
                                                       2005      1.123          1.226           12,062
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.076          1.135               --
                                                       2005      1.072          1.076               --
                                                       2004      1.000          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.098          1.129               --
                                                       2005      1.094          1.098               --
                                                       2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.257               --
                                                       2005      1.125          1.167               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.220          1.397               --
                                                       2005      1.143          1.220            7,892
                                                       2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.127          1.192               --
                                                       2005      1.092          1.127               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.044          1.095               --
                                                       2005      1.000          1.044               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.113          1.121               --
                                                       2005      1.102          1.113            9,362
                                                       2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.020          1.008               --
                                                       2005      1.030          1.020            4,167
                                                       2004      1.000          1.030            2,682

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.090          1.134               --
                                                       2005      1.096          1.090               --
                                                       2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.100          1.262               --
                                                       2005      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.101          1.259               --
                                                       2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.089          1.046               --
                                                       2005      1.071          1.089            7,852
                                                       2004      1.031          1.071            5,154

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.296          1.233               --
                                                       2006      1.146          1.296               --
                                                       2005      1.129          1.146               --
                                                       2004      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.133          1.241               --
                                                       2006      1.089          1.133               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.383          1.353                --
                                                       2005      1.223          1.383           324,527
                                                       2004      1.146          1.223           345,656
                                                       2003      1.000          1.146            16,053

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.964          2.221         1,061,270
                                                       2006      1.657          1.964         1,027,778
                                                       2005      1.475          1.657           980,562
                                                       2004      1.320          1.475           669,593
                                                       2003      1.000          1.320           107,147

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.732          1.916         3,369,494
                                                       2006      1.596          1.732         3,209,202
                                                       2005      1.395          1.596         2,875,953
                                                       2004      1.259          1.395         1,906,773
                                                       2003      1.000          1.259           362,594

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.614          1.670         2,771,198
                                                       2006      1.423          1.614         2,751,161
                                                       2005      1.366          1.423         2,700,015
                                                       2004      1.257          1.366         2,164,373
                                                       2003      1.000          1.257           507,723

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.666          1.649                --
                                                       2005      1.432          1.666           516,901
                                                       2004      1.217          1.432           159,892
                                                       2003      1.000          1.217            43,045

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.726          2.254                --
                                                       2005      1.635          1.726           812,062
                                                       2004      1.264          1.635           466,888
                                                       2003      1.000          1.264           214,026

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.428          1.506           217,743
                                                       2006      1.245          1.428           231,216
                                                       2005      1.212          1.245           233,505
                                                       2004      1.171          1.212           185,016
                                                       2003      1.000          1.171            94,211

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.499          1.313           445,926
                                                       2006      1.467          1.499           529,396
                                                       2005      1.408          1.467           529,436
                                                       2004      1.285          1.408           384,633
                                                       2003      1.000          1.285           126,524

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.316          1.431                --
                                                       2005      1.213          1.316           448,751
                                                       2004      1.079          1.213            33,081
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.313          1.464                --
                                                       2005      1.211          1.313           282,039
                                                       2004      1.072          1.211           145,142
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.772          2.046         1,133,819
                                                       2006      1.615          1.772         1,226,982
                                                       2005      1.406          1.615         1,025,137
                                                       2004      1.240          1.406           486,471
                                                       2003      1.000          1.240            90,383

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.574          1.654            95,353
                                                       2006      1.405          1.574           112,830
                                                       2005      1.182          1.405           113,399
                                                       2004      1.185          1.182           148,933
                                                       2003      1.000          1.185            22,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.227          2.529         1,443,469
                                                       2006      2.013          2.227         1,573,761
                                                       2005      1.732          2.013         1,535,654
                                                       2004      1.411          1.732           846,870
                                                       2003      1.000          1.411           178,932

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.457          1.699                --
                                                       2005      1.339          1.457           304,120
                                                       2004      1.207          1.339           193,876
                                                       2003      1.000          1.207             7,338

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.874          3.645           365,226
                                                       2006      2.279          2.874           333,224
                                                       2005      1.816          2.279           249,123
                                                       2004      1.479          1.816            78,775
                                                       2003      1.000          1.479            25,292

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.026          2.303         1,557,437
                                                       2006      1.694          2.026         1,540,453
                                                       2005      1.562          1.694         1,428,943
                                                       2004      1.338          1.562         1,101,088
                                                       2003      1.105          1.338           354,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.626          1.950                --
                                                       2005      1.517          1.626           986,123
                                                       2004      1.328          1.517           548,723
                                                       2003      1.000          1.328           207,543

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.060          1.084                --
                                                       2005      1.063          1.060           413,926
                                                       2004      0.992          1.063           153,995

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.237          1.278                --
                                                       2005      1.167          1.237            51,892
                                                       2004      1.094          1.167            84,750
                                                       2003      1.000          1.094            70,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.552          1.860            26,979
                                                       2006      1.483          1.552            42,020
                                                       2005      1.340          1.483            42,127
                                                       2004      1.192          1.340            51,154
                                                       2003      1.000          1.192            16,753

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.601          1.918            71,556
                                                       2006      1.508          1.601            56,718
                                                       2005      1.373          1.508            51,380
                                                       2004      1.386          1.373            31,862
                                                       2003      1.000          1.386             5,819

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.558          1.677            15,508
                                                       2006      1.341          1.558            15,500
                                                       2005      1.290          1.341            11,554
                                                       2004      1.254          1.290            15,488
                                                       2003      1.000          1.254             7,230

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.546          1.735                --
                                                       2005      1.509          1.546           334,457
                                                       2004      1.334          1.509           271,934
                                                       2003      1.000          1.334            46,626

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.661          1.602           957,765

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.537          1.591           131,632

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.531          1.581         1,093,576
                                                       2006      1.350          1.531         1,146,812
                                                       2005      1.316          1.350         1,215,603
                                                       2004      1.212          1.316           873,043
                                                       2003      1.000          1.212           264,893

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.659           576,732

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.691          1.730           227,736
                                                       2006      1.452          1.691           248,255
                                                       2005      1.385          1.452           270,785
                                                       2004      1.274          1.385           243,439
                                                       2003      1.000          1.274            79,932

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.424          1.426           404,888

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.859          2.013           347,306
                                                       2006      1.674          1.859           364,707
                                                       2005      1.621          1.674           347,774
                                                       2004      1.430          1.621           316,142
                                                       2003      1.000          1.430            90,128

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.140          1.245           324,939
                                                       2006      1.075          1.140           332,818
                                                       2005      1.046          1.075           224,714
                                                       2004      0.986          1.046           145,073

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.028          1.026           152,351
                                                       2006      1.003          1.028           120,413
                                                       2005      0.995          1.003           122,566
                                                       2004      0.999          0.995            73,311
                                                       2003      1.000          0.999             5,007

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.665          1.747                --
                                                       2006      1.432          1.665           585,818
                                                       2005      1.398          1.432           596,005
                                                       2004      1.311          1.398           496,976
                                                       2003      1.000          1.311           118,693

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.377          1.434                --
                                                       2006      1.341          1.377           409,398
                                                       2005      1.295          1.341           428,487
                                                       2004      1.308          1.295           439,647
                                                       2003      1.000          1.308            83,812

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.619          1.676                --
                                                       2006      1.480          1.619         1,028,832
                                                       2005      1.368          1.480           900,301
                                                       2004      1.274          1.368           826,093
                                                       2003      1.000          1.274           217,388

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.481          1.547                --
                                                       2006      1.338          1.481           150,022
                                                       2005      1.311          1.338           171,124
                                                       2004      1.229          1.311           141,262
                                                       2003      1.000          1.229            13,315

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.619          1.682                --
                                                       2006      1.402          1.619           677,052
                                                       2005      1.379          1.402           633,649
                                                       2004      1.243          1.379           368,767
                                                       2003      1.000          1.243            22,147

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.810          1.995                --
                                                       2006      1.638          1.810           922,612
                                                       2005      1.537          1.638           887,659
                                                       2004      1.258          1.537           427,320
                                                       2003      1.000          1.258            39,701

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.120                --
                                                       2005      1.061          1.085           206,919
                                                       2004      0.962          1.061            39,365

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.716          1.792           483,928
                                                       2006      1.802          1.716           458,660

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.316          1.331           923,890
                                                       2006      1.248          1.316           546,901

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.645          1.725                --
                                                       2006      1.553          1.645           177,127

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.711          1.724           188,186

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.356          1.322            10,366
                                                       2006      1.272          1.356             9,728

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.970          1.924           308,376
                                                       2006      1.788          1.970           300,556

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.691          2.172           515,699
                                                       2006      1.649          1.691           581,489

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.271          1.127            56,676

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.240           237,478
                                                       2006      1.120          1.184           223,726

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.318          1.387           435,926
                                                       2006      1.258          1.318           420,566

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.104         1,656,515
                                                       2006      1.001          1.078           792,975

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.072          1.062         1,568,746
                                                       2006      0.964          1.072             8,277

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.449          1.596           180,093
                                                       2006      1.466          1.449           178,130

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.388            44,177
                                                       2006      1.274          1.265            29,624

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.214          2.326           177,864

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.392          1.475           522,548
                                                       2006      1.259          1.392           528,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.221          1.024         1,431,082
                                                       2006      1.003          1.221         1,427,114

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.146          1.214         1,186,032

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.553          1.606            23,208
                                                       2006      1.444          1.553            27,055

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.286                --
                                                       2006      1.106          1.164            51,663

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.218           429,383
                                                       2006      1.120          1.160           441,365

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.029          0.983         2,743,141
                                                       2006      1.003          1.029         1,020,359

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.510          1.791           534,513
                                                       2006      1.547          1.510           519,544

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.078          1.114         1,600,611

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.034          1.069         6,641,243
                                                       2006      1.011          1.034         5,567,424

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.394          1.427           562,127
                                                       2006      1.375          1.394           619,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.482          1.519           424,397
                                                       2006      1.444          1.482           457,020

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.078            29,001
                                                       2006      1.002          1.061            29,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.084            71,880
                                                       2006      1.001          1.043            60,047

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.050          1.083           156,882
                                                       2006      1.002          1.050           147,662

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.084            88,404
                                                       2006      1.002          1.055           123,677

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.084           289,441
                                                       2006      1.002          1.060            49,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.383          1.419         2,287,254
                                                       2006      1.294          1.383         2,312,866

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.100         2,125,045
                                                       2006      0.996          1.051         2,113,340

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.149           444,309
                                                       2006      0.998          1.069           416,917

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.153          1.197                --
                                                       2006      1.084          1.153           463,739

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.073          1.104           399,956
                                                       2006      1.037          1.073           407,944

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002         4,726,476
                                                       2004      0.994          0.989         4,706,703
                                                       2003      1.000          0.994         2,282,924

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.096          1.159                --
                                                       2005      1.053          1.096           118,737
                                                       2004      0.989          1.053            45,971

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.119          1.141                --
                                                       2006      1.128          1.119         1,161,123
                                                       2005      1.122          1.128         1,303,136
                                                       2004      1.047          1.122           935,360
                                                       2003      1.000          1.047           107,358

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.155         1,799,315
                                                       2006      1.055          1.079         2,151,476
                                                       2005      1.046          1.055         2,359,675
                                                       2004      1.013          1.046         1,682,957
                                                       2003      1.000          1.013           537,429

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.056          2.226                --
                                                       2006      1.635          2.056             7,618
                                                       2005      1.480          1.635             5,006
                                                       2004      1.294          1.480            19,018
                                                       2003      1.000          1.294            15,582

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.163          2.310                --
                                                       2006      1.873          2.163           856,841
                                                       2005      1.777          1.873           887,393
                                                       2004      1.430          1.777           613,690
                                                       2003      1.000          1.430           221,355

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.376          1.466                --
                                                       2005      1.286          1.376           178,426
                                                       2004      1.226          1.286           137,921
                                                       2003      1.000          1.226            63,002

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.180          1.258                --
                                                       2005      1.194          1.180           412,451
                                                       2004      1.141          1.194           264,563
                                                       2003      1.000          1.141            78,242

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.650          1.802                --
                                                       2005      1.490          1.650           512,542
                                                       2004      1.300          1.490           430,315
                                                       2003      1.000          1.300           126,191

  Travelers Equity Income Subaccount (5/03)..........  2006      1.374          1.444                --
                                                       2005      1.336          1.374           494,813
                                                       2004      1.235          1.336           365,896
                                                       2003      1.000          1.235           152,992

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.217          1.248                --
                                                       2005      1.205          1.217           580,851
                                                       2004      1.109          1.205           521,708
                                                       2003      1.000          1.109           198,335

  Travelers Federated Stock Subaccount (6/03)........  2006      1.412          1.463                --
                                                       2005      1.362          1.412            96,372
                                                       2004      1.251          1.362            86,641
                                                       2003      1.000          1.251             2,080

  Travelers Large Cap Subaccount (6/03)..............  2006      1.334          1.375                --
                                                       2005      1.247          1.334           367,191
                                                       2004      1.189          1.247           307,943
                                                       2003      1.000          1.189           161,977

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.101          1.170                --
                                                       2005      1.000          1.101                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031            58,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.068          1.106                --
                                                       2005      0.998          1.068            78,423

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.078          1.125                --
                                                       2005      1.005          1.078           393,826

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.047          1.068                --
                                                       2005      1.015          1.047            54,556

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.462          1.553                --
                                                       2005      1.325          1.462           174,845
                                                       2004      1.161          1.325            85,168
                                                       2003      1.000          1.161            31,020

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.462          1.547                --
                                                       2005      1.440          1.462           527,750
                                                       2004      1.282          1.440           250,817
                                                       2003      1.000          1.282            41,032

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.253          1.294                --
                                                       2005      1.236          1.253         2,440,748
                                                       2004      1.126          1.236         1,601,590
                                                       2003      1.000          1.126           279,557

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.259                --
                                                       2005      1.112          1.165           528,595
                                                       2004      0.965          1.112           347,657

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.556          1.788                --
                                                       2005      1.443          1.556           282,505
                                                       2004      1.266          1.443           152,666
                                                       2003      1.000          1.266            38,252

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.361          1.444                --
                                                       2005      1.304          1.361            30,500
                                                       2004      1.192          1.304            28,729
                                                       2003      1.000          1.192                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.051          1.106                --
                                                       2005      1.047          1.051             3,206

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.108          1.120                --
                                                       2005      1.086          1.108           477,455
                                                       2004      0.979          1.086            90,999

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.033          1.024                --
                                                       2005      1.033          1.033         1,980,630
                                                       2004      1.015          1.033         1,784,530
                                                       2003      1.000          1.015           710,242

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.340          1.398                --
                                                       2005      1.334          1.340           173,343
                                                       2004      1.229          1.334           129,587
                                                       2003      1.000          1.229            79,991

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.107          1.274                --
                                                       2005      1.009          1.107            27,453

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.109          1.272                --
                                                       2005      1.044          1.109                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.037                --
                                                       2005      1.047          1.075           400,868
                                                       2004      0.979          1.047            37,571

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.642           430,034
                                                       2006      1.495          1.708           453,286
                                                       2005      1.458          1.495           438,110
                                                       2004      1.261          1.458           277,863
                                                       2003      1.000          1.261           121,041

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.356          1.501             1,868
                                                       2006      1.289          1.356             3,111
                                                       2005      1.214          1.289             6,728
                                                       2004      1.188          1.214             7,821
                                                       2003      1.000          1.188             1,155






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.183          1.145               --
                                                       2005      1.057          1.183               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.450          1.622           13,897
                                                       2006      1.236          1.450           14,805
                                                       2005      1.112          1.236           15,833
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.318          1.443           90,729
                                                       2006      1.228          1.318          102,366
                                                       2005      1.084          1.228          102,272
                                                       2004      1.000          1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.231          1.260          281,866
                                                       2006      1.097          1.231          281,747
                                                       2005      1.063          1.097          286,163
                                                       2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.326               --
                                                       2005      1.168          1.345              929
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.343          1.735               --
                                                       2005      1.286          1.343            9,335
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.179          1.230            8,188
                                                       2006      1.039          1.179            8,985
                                                       2005      1.021          1.039            8,990
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.138          0.986               --
                                                       2006      1.126          1.138               --
                                                       2005      1.092          1.126               --
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.298               --
                                                       2005      1.115          1.197           21,413
                                                       2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.199          1.332               --
                                                       2005      1.118          1.199          113,859
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.364          1.559            8,442
                                                       2006      1.257          1.364           29,489
                                                       2005      1.105          1.257           29,441
                                                       2004      1.000          1.105               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.354          1.408               --
                                                       2006      1.221          1.354               --
                                                       2005      1.038          1.221               --
                                                       2004      1.000          1.038               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.543          1.734           13,620
                                                       2006      1.409          1.543           14,669
                                                       2005      1.225          1.409           14,860
                                                       2004      1.000          1.225               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.184          1.365               --
                                                       2005      1.099          1.184               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.952          2.449           19,103
                                                       2006      1.564          1.952           23,172
                                                       2005      1.260          1.564           26,002
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.467          1.650               --
                                                       2006      1.239          1.467            9,086
                                                       2005      1.154          1.239            9,092
                                                       2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.186          1.408               --
                                                       2005      1.118          1.186              976
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.061          1.081               --
                                                       2005      1.074          1.061           33,026
                                                       2004      1.008          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.119          1.152               --
                                                       2005      1.067          1.119               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.176          1.395               --
                                                       2006      1.135          1.176               --
                                                       2005      1.037          1.135               --
                                                       2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.200          1.423               --
                                                       2006      1.142          1.200               --
                                                       2005      1.051          1.142               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.283          1.367               --
                                                       2006      1.117          1.283               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.139          1.268               --
                                                       2005      1.124          1.139            1,014
                                                       2004      1.000          1.124               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.248          1.195               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.217          1.251               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.217          1.244               --
                                                       2006      1.085          1.217               --
                                                       2005      1.068          1.085               --
                                                       2004      1.000          1.068               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.289          1.305            7,561
                                                       2006      1.119          1.289               --
                                                       2005      1.078          1.119               --
                                                       2004      1.000          1.078               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.062          1.056               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.308          1.402               --
                                                       2006      1.190          1.308               --
                                                       2005      1.164          1.190               --
                                                       2004      1.000          1.164               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.146          1.238               --
                                                       2006      1.092          1.146           10,685
                                                       2005      1.074          1.092           10,309
                                                       2004      1.018          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          0.995               --
                                                       2006      0.994          1.008               --
                                                       2005      0.996          0.994               --
                                                       2004      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.232          1.288               --
                                                       2006      1.070          1.232               --
                                                       2005      1.056          1.070               --
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.030          1.070               --
                                                       2006      1.014          1.030               --
                                                       2005      0.989          1.014               --
                                                       2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.220          1.259               --
                                                       2006      1.127          1.220            5,016
                                                       2005      1.053          1.127            5,019
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.177          1.225               --
                                                       2006      1.074          1.177               --
                                                       2005      1.064          1.074               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.262          1.308               --
                                                       2006      1.105          1.262           67,831
                                                       2005      1.098          1.105           68,693
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.337          1.468               --
                                                       2006      1.222          1.337           23,542
                                                       2005      1.159          1.222           23,021
                                                       2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.083          1.114               --
                                                       2005      1.070          1.083           42,651
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.260          1.302               --
                                                       2006      1.333          1.260            9,745

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.151          1.153           99,175
                                                       2006      1.100          1.151           60,073

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.364          1.426               --
                                                       2006      1.297          1.364           19,639

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.414          1.415           19,534

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.333          1.286            7,547
                                                       2006      1.259          1.333               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.529          1.477           46,532
                                                       2006      1.397          1.529           37,547

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.351          1.717              971
                                                       2006      1.326          1.351              869

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.169          1.211           42,651
                                                       2006      1.114          1.169           42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.126          1.172               --
                                                       2006      1.081          1.126               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.070          1.084          103,222
                                                       2006      1.001          1.070           24,855

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.065          1.043           24,076
                                                       2006      0.963          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.162          1.267               --
                                                       2006      1.184          1.162           10,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.244          1.350               --
                                                       2006      1.262          1.244               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.690          1.763               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.379          1.446           16,262
                                                       2006      1.257          1.379           16,458

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.006            1,078
                                                       2006      1.003          1.212           11,580

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.062          1.117           97,672

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.273          1.303               --
                                                       2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.260               --
                                                       2006      1.095          1.145               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.198           41,676
                                                       2006      1.121          1.153           41,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.022          0.965          158,455
                                                       2006      1.003          1.022          151,447

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.101          1.291               --
                                                       2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.049          1.077          143,850

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.040           24,947
                                                       2006      1.001          1.016           24,809

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.147          1.161               --
                                                       2006      1.139          1.147               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.196          1.212           19,274
                                                       2006      1.173          1.196           19,263

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.060               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.052          1.065               --
                                                       2006      1.002          1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.199          1.217          224,893
                                                       2006      1.129          1.199          233,011

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.081           26,704
                                                       2006      0.996          1.044           28,972

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.141          1.180               --
                                                       2006      1.081          1.141           35,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.075          1.095            3,050
                                                       2006      1.046          1.075               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995           22,497
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.152               --
                                                       2005      1.061          1.093           20,308
                                                       2004      1.003          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.058               --
                                                       2006      1.060          1.040          105,994
                                                       2005      1.066          1.060           97,484
                                                       2004      1.000          1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.053          1.116           36,787
                                                       2006      1.041          1.053           46,747
                                                       2005      1.043          1.041           44,303
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.575          1.699               --
                                                       2006      1.265          1.575               --
                                                       2005      1.157          1.265               --
                                                       2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.420          1.512               --
                                                       2006      1.242          1.420            8,448
                                                       2005      1.191          1.242            8,555
                                                       2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.116          1.184               --
                                                       2005      1.053          1.116           10,144
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.018          1.081               --
                                                       2005      1.041          1.018               --
                                                       2004      1.000          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.333               --
                                                       2005      1.117          1.224            9,260
                                                       2004      1.000          1.117               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.173               --
                                                       2005      1.101          1.120           17,767
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.076          1.100               --
                                                       2005      1.077          1.076           57,514
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.106          1.142               --
                                                       2005      1.078          1.106               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.109          1.139               --
                                                       2005      1.047          1.109               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.093          1.158               --
                                                       2005      1.000          1.093               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.024          1.024               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.060          1.095               --
                                                       2005      0.998          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.113               --
                                                       2005      1.005          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.040          1.057               --
                                                       2005      1.014          1.040               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.226          1.297               --
                                                       2005      1.123          1.226           19,115
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.076          1.135               --
                                                       2005      1.072          1.076               --
                                                       2004      1.000          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.098          1.129               --
                                                       2005      1.094          1.098          230,513
                                                       2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.257               --
                                                       2005      1.125          1.167           17,195
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.397               --
                                                       2005      1.143          1.220           42,629
                                                       2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.127          1.192               --
                                                       2005      1.092          1.127               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.044          1.095               --
                                                       2005      1.044          1.044               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.113          1.121               --
                                                       2005      1.102          1.113           38,625
                                                       2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.020          1.008               --
                                                       2005      1.030          1.020          133,874
                                                       2004      1.000          1.030               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.090          1.134               --
                                                       2005      1.096          1.090               --
                                                       2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.100          1.262               --
                                                       2005      1.008          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.101          1.259               --
                                                       2005      1.042          1.101               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.046               --
                                                       2005      1.071          1.089               --
                                                       2004      1.000          1.071               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.296          1.233            3,150
                                                       2006      1.146          1.296            3,101
                                                       2005      1.129          1.146            3,150
                                                       2004      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.133          1.241               --
                                                       2006      1.089          1.133               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGE


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate Portfolio         Clarion Global Real Estate Portfolio




UNDERLYING FUND MERGERS


The following former Underlying Funds were merged with the new Underlying Funds.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock Portfolio         Lazard Mid Cap Portfolio
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS((R) )Value Portfolio                     MFS((R) )Value Portfolio




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio                       Davis Venture Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Developing Leaders Portfolio                 T. Rowe Price Small Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity Portfolio
     Fund
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio                   Oppenheimer Global Equity Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-70-71-75.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-70-71-75



[ ] MLAC-Book-70-71-75

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 28, 2008 are:


AIM VARIABLE INSURANCE FUNDS -- SERIES I           Lord Abbett Growth and Income
  AIM V.I. Utilities Fund                             Portfolio -- Class B
CREDIT SUISSE TRUST                                MFS(R) Emerging Markets Equity
  Global Small Cap Portfolio                          Portfolio -- Class A
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.     MFS(R) Research International
  --                                                  Portfolio -- Class B
  SERVICE SHARES                                   Pioneer Strategic Income Portfolio -- Class
  Dreyfus Socially Responsible Growth Fund,           E
     Inc.                                          T. Rowe Price Mid Cap Growth
DWS VARIABLE SERIES I -- CLASS B                      Portfolio -- Class B
  DWS Capital Growth VIP                           Turner Mid Cap Growth Portfolio -- Class B
  DWS Global Opportunities VIP                   METROPOLITAN SERIES FUND, INC.
  DWS Health Care VIP                              BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES II -- CLASS B                  BlackRock Diversified Portfolio -- Class B
  DWS Conservative Allocation VIP                  BlackRock Large Cap Value
  DWS Dreman Small Mid Cap Value VIP                  Portfolio -- Class B
  DWS Global Thematic VIP                          BlackRock Money Market Portfolio -- Class B
  DWS Government & Agency Securities VIP           Davis Venture Value Portfolio -- Class B
  DWS Growth Allocation VIP                        FI Value Leaders Portfolio -- Class B
  DWS Moderate Allocation VIP                      MetLife Stock Index Portfolio -- Class B
  DWS Technology VIP                               MFS(R) Total Return Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MFS(R) Value Portfolio -- Class E
  BlackRock High Yield Portfolio -- Class B        T. Rowe Price Large Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                 THE ALGER AMERICAN FUND -- CLASS S
                                                   Alger American Capital Appreciation



     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.




This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Purchase Payment Credits................................................    16
Accumulation Units......................................................    16
The Variable Funding Options............................................    17
FIXED ACCOUNT...........................................................    21
CHARGES AND DEDUCTIONS..................................................    21
General.................................................................    21
Withdrawal Charge.......................................................    21
Free Withdrawal Allowance...............................................    22
Transfer Charge.........................................................    22
Administrative Charges..................................................    23
Mortality and Expense Risk Charge.......................................    23
Variable Liquidity Benefit Charge.......................................    23
Enhanced Stepped-Up Provision Charge....................................    23
Guaranteed Minimum Withdrawal Benefit Charge............................    24
Guaranteed Minimum Accumulation Benefit Charge..........................    24
Variable Funding Option Expenses........................................    24
Premium Tax.............................................................    24
Changes in Taxes Based upon Premium or Value............................    24
TRANSFERS...............................................................    24
Market Timing/Excessive Trading.........................................    24
Dollar Cost Averaging...................................................    26
ACCESS TO YOUR MONEY....................................................    27
Systematic Withdrawals..................................................    27
OWNERSHIP PROVISIONS....................................................    28
Types of Ownership......................................................    28
Contract Owner..........................................................    28
Beneficiary.............................................................    28
Annuitant...............................................................    28
DEATH BENEFIT...........................................................    29
Death Proceeds before the Maturity Date.................................    29
Enhanced Stepped-Up Provision ("E.S.P.")................................    31
Payment of Proceeds.....................................................    32
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    34
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    34
Planned Death Benefit...................................................    35
Death Proceeds after the Maturity Date..................................    35
LIVING BENEFITS.........................................................    35
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Guaranteed Income
  Solution")............................................................    35
THE ANNUITY PERIOD......................................................    48
Maturity Date...........................................................    48
Allocation of Annuity...................................................    48
Variable Annuity........................................................    48
Fixed Annuity...........................................................    49
PAYMENTS OPTIONS........................................................    49
Election of Options.....................................................    49
Annuity Options.........................................................    49
Variable Liquidity Benefit..............................................    50
MISCELLANEOUS CONTRACT PROVISIONS.......................................    50
Right to Return.........................................................    50
Termination.............................................................    51
Required Reports........................................................    51
Suspension of Payments..................................................    51
THE SEPARATE ACCOUNTS...................................................    51
Performance Information.................................................    52
FEDERAL TAX CONSIDERATIONS..............................................    52
General Taxation of Annuities...........................................    52
Types of Contracts: Qualified and Non-qualified.........................    53
Qualified Annuity Contracts.............................................    53
Taxation of Qualified Annuity Contracts.................................    54
Mandatory Distributions for Qualified Plans.............................    54
Individual Retirement Annuities.........................................    54
Roth IRAs...............................................................    55
TSAs (ERISA and Non-ERISA)..............................................    55
Non-qualified Annuity Contracts.........................................    57
Diversification Requirements for Variable Annuities.....................    58
Ownership of the Investments............................................    59
Taxation of Death Benefit Proceeds......................................    59
Other Tax Considerations................................................    59
Treatment of Charges for Optional Benefits..............................    59
Guaranteed Minimum Withdrawal Benefits..................................    59
Puerto Rico Tax Considerations..........................................    60
Non-Resident Aliens.....................................................    60
Tax Credits and Deductions..............................................    60
OTHER INFORMATION.......................................................    60
The Insurance Company...................................................    60
Financial Statements....................................................    61
Distribution of Variable Annuity Contracts..............................    61
Conformity with State and Federal Laws..................................    62
Voting Rights...........................................................    62
Restrictions on Financial Transactions..................................    62
Legal Proceedings.......................................................    62
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT ELEVEN FOR VARIABLE ANNUITIES.................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT TWELVE FOR VARIABLE ANNUITIES.................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                        SCUDDER ADVOCATE REWARDS ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven") and MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Twelve was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Twelve. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve.



THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.



For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II:
0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment credits, and the additional expenses attributable to the credits may more than offset the amount of Purchase Payment Credit.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and any
  associated Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................       1.40%             1.55%            1.75%
Administrative Expense Charge.........................       0.15%             0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................       1.55%             1.70%            1.90%
Optional E.S.P. Charge................................       0.20%             0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................       1.75%             1.90%            2.10%
Optional GMAB Charge..................................       0.40%             0.40%            0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................       1.95%             2.10%            2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)....................................       2.15%             2.30%            2.50%
Optional GMWB I Charge................................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB I Plus Charge...........................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB II Plus Charge..........................       1.00%(6)          1.00%(6)         1.00%(6)

                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Optional GMWB III Charge..............................       0.25%             0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS
  ONLY SELECTED.......................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  PLUS ONLY SELECTED..................................       2.55%             2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................       1.80%             1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I PLUS SELECTED................................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II PLUS SELECTED...............................       2.75%             2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................       2.00%             2.15%            2.35%


---------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, the amount, if any, equal to the underlying fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, the amount, if any, equal to the underlying fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio, the amount, if any, equal to the underlying fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.54%      1.69%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Utilities Fund........    0.60%         --       0.34%           --          0.94%        0.01%         0.93%(1)
CREDIT SUISSE TRUST
  Global Small Cap Portfolio.....    1.25%         --       0.33%           --          1.58%          --          1.58%
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
  Dreyfus Socially Responsible
     Growth Fund, Inc. ..........    0.75%       0.25%      0.07%           --          1.07%          --          1.07%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........    0.37%       0.25%      0.13%           --          0.75%          --          0.75%(2)
  DWS Global Opportunities VIP...    0.89%       0.25%      0.21%           --          1.35%          --          1.35%(2)
  DWS Health Care VIP............    0.67%       0.25%      0.23%           --          1.15%          --          1.15%(2)
DWS VARIABLE SERIES II -- CLASS B
  DWS Conservative Allocation
     VIP.........................    0.07%       0.25%      0.37%         0.64%         1.33%          --          1.33%(3)
  DWS Dreman Small Mid Cap Value
     VIP.........................    0.74%       0.25%      0.18%           --          1.17%          --          1.17%(2)
  DWS Global Thematic VIP........    1.00%       0.25%      0.44%           --          1.69%          --          1.69%(2)
  DWS Government & Agency
     Securities VIP..............    0.55%       0.25%      0.11%           --          0.91%          --          0.91%(2)
  DWS Growth Allocation VIP......    0.07%       0.25%      0.26%         0.73%         1.31%          --          1.31%(3)
  DWS Moderate Allocation VIP....    0.07%       0.25%      0.26%         0.71%         1.29%          --          1.29%(3)
  DWS Technology VIP.............    0.75%       0.25%      0.16%           --          1.16%          --          1.16%(2)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........    0.60%       0.25%      0.13%           --          0.98%          --          0.98%(4)
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --          1.00%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    1.00%         --       0.25%           --          1.25%          --          1.25%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Pioneer Strategic Income
     Portfolio -- Class E........    0.60%       0.15%      0.09%           --          0.84%          --          0.84%(5)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........    0.75%       0.25%      0.05%           --          1.05%          --          1.05%
  Turner Mid Cap Growth
     Portfolio -- Class B........    0.77%       0.25%      0.06%           --          1.08%          --          1.08%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........    0.38%       0.25%      0.06%           --          0.69%        0.01%         0.68%(6)
  BlackRock Diversified
     Portfolio -- Class B........    0.44%       0.25%      0.06%           --          0.75%          --          0.75%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --          0.99%
  BlackRock Money Market
     Portfolio -- Class B........    0.33%       0.25%      0.07%           --          0.65%        0.01%         0.64%(7)
  Davis Venture Value
     Portfolio -- Class B........    0.69%       0.25%      0.04%           --          0.98%          --          0.98%
  FI Value Leaders
     Portfolio -- Class B........    0.64%       0.25%      0.07%           --          0.96%          --          0.96%
  MetLife Stock Index
     Portfolio -- Class B........    0.25%       0.25%      0.04%           --          0.54%        0.01%         0.53%(8)
  MFS(R) Total Return
     Portfolio -- Class B........    0.53%       0.25%      0.05%           --          0.83%          --          0.83%
  MFS(R) Value Portfolio -- Class
     E...........................    0.72%       0.15%      0.05%           --          0.92%        0.07%         0.85%(9)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
THE ALGER AMERICAN FUND -- CLASS
  S
  Alger American Capital
     Appreciation................    0.81%       0.25%      0.16%           --          1.22%        0.04%         1.18%(10)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.




(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2009.




(2) Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be different.


(3) The Portfolio is a "fund of funds" that invests substantially all of its assets in other DWS portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(5) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.


(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.


(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.




(10) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.



EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $1,284     $2,173      $2,963      $4,853       $484       $1,453      $2,423      $4,853
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,1170     $1,840      $2,425      $3,860       $370       $1,120      $1,885      $3,860



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is no longer available to new purchasers However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                             MAXIMUM AGE BASED ON THE OLDEST OF THE OWNER,
             DEATH BENEFIT/OPTIONAL FEATURE                 JOINT OWNER, OR ANNUITANT ON THE CONTRACT DATE
--------------------------------------------------------    ----------------------------------------------
Standard Death Benefit                                                            80
Annual Step Up Death Benefit                                                      79
5% Roll Up Death Benefit                                                          75
Enhanced Stepped-Up Provision (E.S.P.)                                            75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 866-376-0389.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York

Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



PURCHASE PAYMENT CREDITS



For each Purchase Payment you make, we will add credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

Currently, we do not deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value, but we reserve the right to do so, subject to any necessary regulatory approval. When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution (also called "GMWB"). Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus (also called "GMWB II). Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.





WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-376-0389 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Utilities Fund            The fund's investment objectives   Invesco Aim Advisors, Inc.
                                   are capital growth and income.     Subadvisers: Invesco Trimark
                                   The fund seeks to meet its         Investment Management Inc.;
                                   objective by investing, normally,  Invesco Global Asset Management
                                   at least 80% of its net assets,    (N.A.), Inc.; Invesco
                                   plus the amount of borrowings for  Institutional (N.A.), Inc.;
                                   investment purposes, in the        Invesco Senior Secured
                                   equity securities of issuers       Management, Inc.; Invesco Hong
                                   engaged primarily in utilities-    Kong Limited; Invesco Asset
                                   related industries.                Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
CREDIT SUISSE TRUST
Global Small Cap Portfolio         Seeks long-term growth of          Credit Suisse Asset Management,
                                   capital.                           LLC
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
Dreyfus Socially Responsible       The fund seeks to provide capital  The Dreyfus Corporation
  Growth Fund, Inc.                growth, with current income as a   Subadviser: Mellon Capital
                                   secondary goal.                    Management LLC
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP             Seeks to provide long-term growth  Deutsche Investment Management
                                   of capital.                        Americas Inc.
DWS Global Opportunities VIP       Seeks above-average capital        Deutsche Investment Management
                                   appreciation over the long-term.   Americas Inc.
DWS Health Care VIP                Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Conservative Allocation VIP    Seeks a balance of current income  Deutsche Investment Management
                                   and long-term growth of capital    Americas Inc.
                                   with an emphasis on current
                                   income.
DWS Dreman Small Mid Cap Value     Seeks long-term capital            Deutsche Investment Management
  VIP                              appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management, L.L.C.
DWS Global Thematic VIP            Seeks long-term capital growth.    Deutsche Investment Management
                                                                      Americas Inc.
DWS Government & Agency            Seeks high current income          Deutsche Investment Management
  Securities VIP                   consistent with preservation of    Americas Inc.
                                   capital.
DWS Growth Allocation VIP          Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
DWS Moderate Allocation VIP        Seeks a balance of long-term       Deutsche Investment Management
                                   growth of capital and current      Americas Inc.
                                   income with an emphasis on growth
                                   of capital.
DWS Technology VIP                 Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class B             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class E             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class B             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Turner Mid Cap Growth              Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Tuner Investment
                                                                      Partners, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class B             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class B             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class B             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class E  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
THE ALGER AMERICAN FUND -- CLASS
  S
Alger American Capital             Seeks long-term capital            Fred Alger Management, Inc.
  Appreciation                     appreciation.




Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------



GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts



     -    the distribution of various reports to Contract Owners


Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative



     -    other costs of doing business


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          E)


FREE WITHDRAWAL ALLOWANCE



Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES



There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 years+                                      0%



Please refer to "Payment Options" for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE




If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.40% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS Dreman Small Mid Cap Value VIP, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant


     -    all other rights and benefits will continue in effect


When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit


     -    Roll-Up Death Benefit



The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see "The Annuity Contract.")


Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE



STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date, or


     (2)  your Adjusted Purchase Payment, described below*


ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1)  your Contract Value on the Death Report Date,

     (2)  your Adjusted Purchase Payment described below* or


     (3)  the Step-Up Value, if any, as described below**

ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date
                                    -  your adjusted Purchase Payment, described
                                       below*
                                    -  the Step-Up Value, if any, described below**
                                       or
                                    -  the Roll-Up Death Benefit Value, described
                                       below**; or
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date**
                                    -  your adjusted Purchase Payment, described
                                       below*;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value, described**
                                       below, on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80(th)
                                       birthday
-------------------------------------------------------------------------------------




* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.



** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected one of the GMWB riders.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.


STEP-UP VALUE+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below.


+ May not be available in all states. Please check with your registered representative.



ROLL-UP DEATH BENEFIT VALUE+


On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary


     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary



The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).





(+) May not be available in all states. Please check with your registered representative.


PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


           $50,000 x ($10,000/55,000) = $9,090



Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:




           $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:




           $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:




           $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:




           $50,000 x ($10,000/$55,000) = $9,090



You new modified Purchase Payment would be $50,000-$9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:




           $50,000 x ($10,000/$30,000) = $16,666



Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.


PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS NOT THE ANNUITANT)
The surviving joint owner.                                   Yes

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract the
                                                             proceeds and instruct the
                                                             company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner    continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             Or unless, there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) (or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.




The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")




For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

---------------------------------------------------------------------------------------------------------------------------------
     NAME OF RIDER:              GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:               Guaranteed Income    Guaranteed Income    Guaranteed Income    Guaranteed Income    Guaranteed Income
                                Solution          Solution Plus           Solution          Solution Plus        Solution Value
---------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY:              Not available for       Available if       Available on or         No longer         Available on or
                             purchase on or      approved in your     after March 21,         available.        after March 21,
                            after March 21,           state.        2005 if approved in                       2005 if approved in
                           2005, unless GMWB                             your state                               your state.
                           II is not approved
                             in your state
---------------------------------------------------------------------------------------------------------------------------------


The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.


CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. However, if you elect GMWB I Plus or GMWB II Plus, the initial RBB does include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II
                                         GMWB I PLUS              GMWB II PLUS                GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments or any associated Purchase Payment Credits into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:


     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:


     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 4.50% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (100,000 x           (5,000 x (1-         N/A         (100,000 x           (5,000 x (1-
WITHDRAWAL                 10,000/114,950) =     90,000/100,000) =               10,000/94,050) =      89,367/100,000) =
REDUCTION                       $8,699                 $500                           $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,633
OF THE
WITHDRAWAL                  (10,000>8,699)                                       ($10,633>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $90,000               $4,500          $84,050         $89,367               $4,468
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $100,000               $5,000         $104,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $100,000               $5,000          $94,050        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,301               $4,565                          $89,367               $4,468
AFTER
WITHDRAWAL               [100,000 -- (100,000   [5,000 -- (5,000 x             [100,000 -- (100,000        [5,000 x
               $104,950   x 10,000/114,950)]     91,301/100,000)]     $84,050    x 10,000/94,050)]     (89,367/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,699                 $435           $10,000         $10,633                $532
-------------------------------------------------------------------------------------------------------------------------

                       WITHDRAWAL EXAMPLE FOR GMWB I PLUS

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE  $104,500        $104,500               $5,225         $104,500        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR
TWO            $114,950        $104,500               $5,225          $94,050        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER                           $95,409               $4,769                          $93,389               $4,669
WITHDRAWAL,
CONTRACT YEAR             [104,500 - (104,500    [(5,225 - (5,225               [104,500 - (104,500    [5,225 - (5,225 x
TWO            $104,950    x10,000/114,950)]     x10,000/114,950]     $84,050    x10,000/94,050)]      (10,000/94,050)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $456           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


                       WITHDRAWAL EXAMPLE FOR GMWB II PLUS

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $104,500        $104,500               $5,225         $104,500        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $114,950        $104,500               $5,225          $94,050        $104,500               $5,225
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         (104,500 x           [5,225 x (1-         N/A         (104,500 x           [5,225 x (1-
WITHDRAWAL                 10,000/114,950) =    94,500/104,500)] =               10,000/94,050) =     93,389/104,500)] =
REDUCTION                       $9,091                 $500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $104,950         $94,500               $4,725          $84,050         $93,389               $4,669
-------------------------------------------------------------------------------------------------------------------------



TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II, GMWB II PLUS, AND GMWB III ONLY). If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


Reset (GMWB I, GMWB I Plus, and GMWB II , and GWMB II Plus Only). If you select GMWB I,GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

---------------------------------------------------------------------------------------------------------------------------------
                                 GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
Current Annual Charge            0.40%                0.55%                0.50%                0.65%                0.25%
---------------------------------------------------------------------------------------------------------------------------------
Maximum Annual Charge            1.00%                1.00%                1.00%                1.00%                 N/A
After a Reset
---------------------------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I or GMWB I Plus, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

---------------------------------------------------------------------------------------------------------------------------------
                                 GMWB I            GMWB I PLUS            GMWB II            GMWB II PLUS           GMWB III
---------------------------------------------------------------------------------------------------------------------------------
AWB                        5% of RBB if first   5% of RBB if first   5% of RBB if first   5% of RBB if first       5% of RBB
                           withdrawal before    withdrawal before    withdrawal before    withdrawal before
                            3rd anniversary      3rd anniversary      3rd anniversary      3rd anniversary
                          10% of RBB if first  10% of RBB if first  10% of RBB if first  10% of RBB if first
                            withdrawal after     withdrawal after     withdrawal after     withdrawal after
                            3rd anniversary      3rd anniversary      3rd anniversary      3rd anniversary
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                    0.40%                0.55%                0.50%                0.65%                0.25%
---------------------------------------------------------------------------------------------------------------------------------
RESET                             Yes                  Yes                  Yes                  Yes                   No
---------------------------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?              No                   No           Yes, after the 5th   Yes, after the 5th   Yes, after the 5th
                                                                        anniversary          anniversary          anniversary
                                                                      of GMWB purchase     of GMWB purchase     of GMWB purchase
---------------------------------------------------------------------------------------------------------------------------------
ARE PURCHASE PAYMENT               No                  Yes                   No                  Yes                   No
CREDITS INCLUDED AS PART
OF THE GUARANTEE (THE
RBB)?
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS            No                   No                  Yes                  Yes                  Yes
---------------------------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION            No                   No                  Yes                  Yes                  Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
---------------------------------------------------------------------------------------------------------------------------------


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000      Not Applicable      $104,500         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $114,950         $100,000         $100,000         $94,050          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $5,950(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.


The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $104,500         $100,000         $100,000         $104,500         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $114,950      Not Applicable      $100,000         $114,950      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $125,400         $10,000          $110,000         $125,400         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------



The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $114,950              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/114,950]
WITHDRAWAL           $104,950               $90,000               $10,000               $8,699                $10,000
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $104,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $94,050              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/94,050]
WITHDRAWAL            $84,050               $89,638               $10,000               $10,632               $10,632
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.


Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Three of the Permitted Subaccounts (DWS Conservative Allocation VIP, DWS Moderate Allocation VIP, and DWS Growth Allocation VIP) are Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.

                                      PERMITTED SUBACCOUNTS
                    --------------------------------------------------------
                          DWS VARIABLE SERIES II -- CLASS B
                            DWS Conservative Allocation VIP
                            DWS Moderate Allocation VIP
                            DWS Growth Allocation VIP
                          METROPOLITAN SERIES FUND, INC. -- CLASS B
                            BlackRock Money Market Portfolio



We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

Rebalancing: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.


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

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later and the Annuitant's 70th birthday for Qualified Contracts (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed

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

daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.


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

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.


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

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.



REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Eleven and Separate Account Twelve. When we refer to the Separate Account, we are referring to Separate Account Eleven, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Twelve. (See "The Insurance Company" .) Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Eleven and Separate Account Twelve with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


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

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.



Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


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

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Twelve, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Twelve and its assets. Pursuant to the merger, therefore, Separate Account Twelve became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


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These preferred distribution arrangements will not be offered to all broker-
dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.


                                       62

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                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)





The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.848          2.195           233,262
                                                       2006      1.496          1.848           243,382
                                                       2005      1.300          1.496           274,290
                                                       2004      1.069          1.300            63,769
                                                       2003      1.000          1.069                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.164          1.171                --
                                                       2005      1.093          1.164           513,293
                                                       2004      1.065          1.093           477,828
                                                       2003      1.000          1.065            25,808

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.572          2.061           321,763
                                                       2006      1.342          1.572           251,634
                                                       2005      1.194          1.342           206,341
                                                       2004      1.124          1.194            88,121
                                                       2003      1.000          1.124                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.673          2.801                --
                                                       2006      2.049          2.673           361,204
                                                       2005      1.626          2.049           387,783
                                                       2004      1.322          1.626            36,384
                                                       2003      1.000          1.322                --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.838          1.738            81,689
                                                       2006      1.649          1.838            95,111
                                                       2005      1.442          1.649            49,889
                                                       2004      1.241          1.442             1,513
                                                       2003      1.000          1.241                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.502          1.499           515,268
                                                       2006      1.417          1.502           535,398
                                                       2005      1.321          1.417           488,059
                                                       2004      1.174          1.321           278,865
                                                       2003      1.000          1.174                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.285          1.360            33,487
                                                       2006      1.197          1.285            24,390
                                                       2005      1.177          1.197            14,621
                                                       2004      1.128          1.177                --
                                                       2003      1.000          1.128                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.142          1.179           666,576
                                                       2006      1.007          1.142           308,978
                                                       2005      1.000          1.007           320,368

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.222          1.830           466,167
                                                       2006      1.646          2.222           502,630
                                                       2005      1.501          1.646           493,472
                                                       2004      1.166          1.501           359,796
                                                       2003      1.000          1.166                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.024          1.047           100,149
                                                       2006      0.997          1.024            37,312
                                                       2005      1.000          0.997               528

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.347          1.488           654,148
                                                       2006      1.265          1.347           564,306
                                                       2005      1.184          1.265           186,742
                                                       2004      1.118          1.184            47,547
                                                       2003      1.000          1.118                --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.124          2.278           245,942
                                                       2006      1.770          2.124           136,278
                                                       2005      1.523          1.770           134,485
                                                       2004      1.256          1.523            11,665
                                                       2003      1.000          1.256                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.419          1.411           295,844
                                                       2006      1.272          1.419           392,316
                                                       2005      1.222          1.272           389,128
                                                       2004      1.130          1.222           281,014
                                                       2003      1.000          1.130                --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.341          1.490           136,330
                                                       2006      1.287          1.341           139,834
                                                       2005      1.210          1.287           124,387
                                                       2004      1.125          1.210            48,256
                                                       2003      1.000          1.125                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.912          2.151           189,528
                                                       2006      1.548          1.912           178,910
                                                       2005      1.359          1.548           155,586
                                                       2004      1.187          1.359            82,608
                                                       2003      1.000          1.187                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.218          1.277                --
                                                       2005      1.243          1.218           322,162
                                                       2004      1.132          1.243           150,927
                                                       2003      1.000          1.132                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.441          1.592                --
                                                       2005      1.293          1.441            75,313
                                                       2004      1.178          1.293            17,966
                                                       2003      1.000          1.178                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.235          1.269           286,661
                                                       2006      1.142          1.235           275,718
                                                       2005      1.116          1.142           209,554
                                                       2004      1.066          1.116           114,599
                                                       2003      1.000          1.066                --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.614          1.639           430,446
                                                       2006      1.423          1.614           448,232
                                                       2005      1.318          1.423           532,623
                                                       2004      1.158          1.318           197,758
                                                       2003      1.000          1.158                --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.167          1.203         1,575,539
                                                       2006      1.089          1.167         1,636,228
                                                       2005      1.060          1.089           649,337
                                                       2004      1.010          1.060            38,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.042          1.064           880,461
                                                       2006      1.018          1.042           894,231
                                                       2005      1.015          1.018           856,557
                                                       2004      0.991          1.015           667,179
                                                       2003      1.000          0.991                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.542          1.581           889,335
                                                       2006      1.369          1.542           870,238
                                                       2005      1.273          1.369           748,618
                                                       2004      1.161          1.273           333,537
                                                       2003      1.000          1.161                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.606          1.547         2,557,220
                                                       2006      1.380          1.606         2,614,053
                                                       2005      1.304          1.380         1,795,088
                                                       2004      1.165          1.304           974,299
                                                       2003      1.000          1.165                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.667          2.044           852,725
                                                       2005      1.542          1.667           762,734
                                                       2004      1.247          1.542           292,978
                                                       2003      1.000          1.247                --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.135          1.365                --
                                                       2005      1.054          1.135            42,782
                                                       2004      1.000          1.054                --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.050          2.137           174,719
                                                       2006      1.606          2.050           181,734
                                                       2005      1.332          1.606           190,891
                                                       2004      1.183          1.332            58,679
                                                       2003      1.000          1.183                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.044          1.085            90,524
                                                       2006      1.022          1.044           241,052
                                                       2005      1.015          1.022            95,994
                                                       2004      0.998          1.015           136,757
                                                       2003      1.000          0.998                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.270          1.320         1,668,280
                                                       2006      1.145          1.270         1,740,566
                                                       2005      1.097          1.145         2,076,899
                                                       2004      1.017          1.097         1,056,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.333          1.319           588,681
                                                       2006      1.229          1.333           978,461
                                                       2005      1.207          1.229           965,262
                                                       2004      1.094          1.207           247,661
                                                       2003      1.000          1.094                --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.063          1.084                --
                                                       2005      1.043          1.063           707,558
                                                       2004      1.010          1.043            88,460

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.252          1.252                --
                                                       2005      1.229          1.252                --
                                                       2004      1.135          1.229           193,885
                                                       2003      1.000          1.135                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.944          2.224           142,999
                                                       2006      1.579          1.944           137,317
                                                       2005      1.407          1.579           105,945
                                                       2004      1.212          1.407            77,487
                                                       2003      1.000          1.212                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.435          1.501           130,104
                                                       2006      1.350          1.435           135,489
                                                       2005      1.227          1.350           121,689
                                                       2004      1.122          1.227            52,580
                                                       2003      1.000          1.122                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.297          1.284                --
                                                       2005      1.229          1.297            63,475
                                                       2004      1.113          1.229            12,619
                                                       2003      1.000          1.113                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.153          1.280                --
                                                       2005      1.037          1.153            52,496

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.424          1.581           217,047
                                                       2006      1.258          1.424           254,298
                                                       2005      1.258          1.258           259,854
                                                       2004      1.165          1.258           220,709
                                                       2003      1.000          1.165                --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.272          1.311                --
                                                       2005      1.300          1.272           254,176
                                                       2004      1.124          1.300           247,053
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.463          1.555           172,518
                                                       2006      1.344          1.463           160,709
                                                       2005      1.191          1.344            89,991
                                                       2004      1.167          1.191            57,968
                                                       2003      1.000          1.167                --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.218          1.260         1,325,123
                                                       2006      1.115          1.218         1,265,967
                                                       2005      1.078          1.115         1,246,515
                                                       2004      1.013          1.078            90,848

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.017          1.047         1,912,607
                                                       2006      0.991          1.017         2,134,827
                                                       2005      0.982          0.991         1,242,225
                                                       2004      0.992          0.982           871,384
                                                       2003      1.000          0.992            52,385

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.117          1.143                --
                                                       2005      1.188          1.117           262,507
                                                       2004      1.196          1.188            81,031
                                                       2003      1.000          1.196                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.340          1.396           222,291
                                                       2006      1.298          1.340           174,539
                                                       2005      1.235          1.298           157,213
                                                       2004      1.135          1.235            52,869
                                                       2003      1.000          1.135                --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.131          1.170           200,667
                                                       2006      1.056          1.131           207,000
                                                       2005      1.052          1.056           814,089
                                                       2004      0.987          1.052           159,072
                                                       2003      1.000          0.987                --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.224          1.372            83,498
                                                       2006      1.238          1.224            50,638
                                                       2005      1.217          1.238            92,981
                                                       2004      1.218          1.217               998
                                                       2003      1.000          1.218                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.517          1.869           126,253
                                                       2006      1.450          1.517           129,854
                                                       2005      1.324          1.450           114,103
                                                       2004      1.215          1.324            78,405
                                                       2003      1.000          1.215                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.784          3.509           302,831

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.072          1.099           687,604
                                                       2006      1.003          1.072           604,644








            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.351          1.585               --
                                                       2006      1.107          1.351               --
                                                       2005      1.000          1.107               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.069          1.071               --
                                                       2005      1.000          1.069               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.314          1.703               --
                                                       2006      1.136          1.314               --
                                                       2005      1.000          1.136               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.564          1.633               --
                                                       2006      1.213          1.564               --
                                                       2005      1.000          1.213               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.231          1.150               --
                                                       2006      1.118          1.231               --
                                                       2005      1.000          1.118               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.118          1.103               --
                                                       2006      1.067          1.118               --
                                                       2005      1.000          1.067               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.082          1.131               --
                                                       2006      1.020          1.082               --
                                                       2005      1.000          1.020               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.125          1.147               --
                                                       2006      1.004          1.125               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.507          1.227               --
                                                       2006      1.130          1.507               --
                                                       2005      1.000          1.130               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.006          1.015               --
                                                       2006      0.991          1.006               --
                                                       2005      1.000          0.991               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.119          1.221               --
                                                       2006      1.063          1.119               --
                                                       2005      1.000          1.063               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.339          1.419               --
                                                       2006      1.129          1.339               --
                                                       2005      1.000          1.129               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.138          1.118               --
                                                       2006      1.032          1.138               --
                                                       2005      1.000          1.032               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.106          1.215               --
                                                       2006      1.075          1.106               --
                                                       2005      1.000          1.075               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.377          1.531               --
                                                       2006      1.128          1.377               --
                                                       2005      1.000          1.128               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      0.984          1.023               --
                                                       2005      1.000          0.984               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.110          1.213               --
                                                       2005      1.000          1.110               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.079          1.097               --
                                                       2006      1.010          1.079               --
                                                       2005      1.000          1.010               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.199          1.203               --
                                                       2006      1.070          1.199               --
                                                       2005      1.000          1.070               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.073          1.092               --
                                                       2006      1.013          1.073               --
                                                       2005      1.000          1.013               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      0.993          1.002               --
                                                       2006      0.982          0.993               --
                                                       2005      1.000          0.982               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.170          1.185               --
                                                       2006      1.052          1.170               --
                                                       2005      1.000          1.052               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.189          1.132               --
                                                       2006      1.034          1.189               --
                                                       2005      1.000          1.034               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.073          1.300               --
                                                       2005      1.000          1.073               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.058          1.258               --
                                                       2005      1.000          1.058               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.487          1.531               --
                                                       2006      1.179          1.487               --
                                                       2005      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.000          1.027               --
                                                       2006      0.991          1.000               --
                                                       2005      1.000          0.991               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.133          1.164               --
                                                       2006      1.034          1.133               --
                                                       2005      1.000          1.034               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.066          1.042               --
                                                       2006      0.995          1.066               --
                                                       2005      1.000          0.995               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.003          1.014               --
                                                       2005      1.000          1.003               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.017          1.017               --
                                                       2005      1.000          1.017               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.359          1.536               --
                                                       2006      1.117          1.359               --
                                                       2005      1.000          1.117               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.148          1.186               --
                                                       2006      1.093          1.148               --
                                                       2005      1.000          1.093               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.065          1.043               --
                                                       2005      1.000          1.065               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.092          1.199               --
                                                       2005      1.000          1.092               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.099          1.206               --
                                                       2006      0.983          1.099               --
                                                       2005      1.000          0.983               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.993          1.014               --
                                                       2005      1.000          0.993               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.190          1.250               --
                                                       2006      1.107          1.190               --
                                                       2005      1.000          1.107               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.104          1.128               --
                                                       2006      1.023          1.104               --
                                                       2005      1.000          1.023               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.012          1.030               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.978          0.989               --
                                                       2005      1.000          0.978               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.056          1.087               --
                                                       2006      1.035          1.056               --
                                                       2005      1.000          1.035               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.041          1.064               --
                                                       2006      0.984          1.041               --
                                                       2005      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.024          1.134               --
                                                       2006      1.048          1.024               --
                                                       2005      1.000          1.048               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.122          1.366               --
                                                       2006      1.086          1.122               --
                                                       2005      1.000          1.086               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.622          2.028               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.063          1.077          110,592
                                                       2006      1.003          1.063               --







The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.


Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




        FOR METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)





The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.848          2.195           116,390
                                                       2006      1.496          1.848           107,305
                                                       2005      1.300          1.496           114,854
                                                       2004      1.069          1.300           106,166
                                                       2003      1.000          1.069                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.164          1.171                --
                                                       2005      1.093          1.164           596,647
                                                       2004      1.065          1.093           573,613
                                                       2003      1.000          1.065            12,814

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.572          2.061           140,426
                                                       2006      1.342          1.572           154,153
                                                       2005      1.194          1.342           131,200
                                                       2004      1.124          1.194            72,338
                                                       2003      1.000          1.124                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.673          2.801                --
                                                       2006      2.049          2.673           168,793
                                                       2005      1.626          2.049           145,359
                                                       2004      1.322          1.626            79,763
                                                       2003      1.000          1.322               399

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.838          1.738            49,123
                                                       2006      1.649          1.838            56,711
                                                       2005      1.442          1.649            35,148
                                                       2004      1.241          1.442            26,986
                                                       2003      1.000          1.241                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.502          1.499           486,789
                                                       2006      1.417          1.502           517,725
                                                       2005      1.321          1.417           570,832
                                                       2004      1.174          1.321           319,096
                                                       2003      1.000          1.174            18,321

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.285          1.360            25,353
                                                       2006      1.197          1.285            25,680
                                                       2005      1.177          1.197            26,086
                                                       2004      1.128          1.177            25,027
                                                       2003      1.000          1.128                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.142          1.179           515,508
                                                       2006      1.007          1.142           530,891
                                                       2005      1.000          1.007           605,912

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.222          1.830           540,891
                                                       2006      1.646          2.222           592,648
                                                       2005      1.501          1.646           600,790
                                                       2004      1.166          1.501           416,570
                                                       2003      1.000          1.166            31,908

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.024          1.047            18,046
                                                       2006      0.997          1.024            17,780
                                                       2005      1.000          0.997             5,416

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.347          1.488         1,046,176
                                                       2006      1.265          1.347         1,047,096
                                                       2005      1.184          1.265           846,296
                                                       2004      1.118          1.184           285,640
                                                       2003      1.000          1.118            99,871

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.124          2.278           179,334
                                                       2006      1.770          2.124           186,229
                                                       2005      1.523          1.770           188,534
                                                       2004      1.256          1.523           132,423
                                                       2003      1.000          1.256                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.419          1.411           268,027
                                                       2006      1.272          1.419           273,198
                                                       2005      1.222          1.272           265,300
                                                       2004      1.130          1.222           172,071
                                                       2003      1.000          1.130            11,807

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.341          1.490           195,388
                                                       2006      1.287          1.341           178,592
                                                       2005      1.210          1.287           202,785
                                                       2004      1.125          1.210            64,549
                                                       2003      1.000          1.125             7,708

  DWSI International Subaccount (Class B) (7/03).....  2007      1.912          2.151           431,289
                                                       2006      1.548          1.912           491,232
                                                       2005      1.359          1.548           409,589
                                                       2004      1.187          1.359           344,755
                                                       2003      1.000          1.187             7,337

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.218          1.277                --
                                                       2005      1.243          1.218           124,954
                                                       2004      1.132          1.243            62,791
                                                       2003      1.000          1.132                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.441          1.592                --
                                                       2005      1.293          1.441           111,531
                                                       2004      1.178          1.293            82,508
                                                       2003      1.000          1.178             3,340

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.235          1.269           310,724
                                                       2006      1.142          1.235           318,382
                                                       2005      1.116          1.142           241,982
                                                       2004      1.066          1.116           223,826
                                                       2003      1.000          1.066            54,839

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.614          1.639           461,984
                                                       2006      1.423          1.614           507,625
                                                       2005      1.318          1.423         1,252,480
                                                       2004      1.158          1.318           283,119
                                                       2003      1.000          1.158            32,460

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.167          1.203         1,570,950
                                                       2006      1.089          1.167         1,645,898
                                                       2005      1.060          1.089         1,865,987
                                                       2004      1.003          1.060           774,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.042          1.064           731,107
                                                       2006      1.018          1.042           795,763
                                                       2005      1.015          1.018         1,034,366
                                                       2004      0.991          1.015         1,013,767
                                                       2003      1.000          0.991            42,825

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.542          1.581         1,619,062
                                                       2006      1.369          1.542         1,705,315
                                                       2005      1.273          1.369         1,703,868
                                                       2004      1.161          1.273         1,343,436
                                                       2003      1.000          1.161           163,942

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.606          1.547         1,038,310
                                                       2006      1.380          1.606         1,070,690
                                                       2005      1.304          1.380           769,888
                                                       2004      1.165          1.304           742,960
                                                       2003      1.000          1.165            75,935

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.667          2.044           603,491
                                                       2005      1.542          1.667           684,692
                                                       2004      1.247          1.542           514,988
                                                       2003      1.000          1.247           164,572

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.135          1.365                --
                                                       2005      1.054          1.135            61,768

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.050          2.137           573,866
                                                       2006      1.606          2.050           169,748
                                                       2005      1.332          1.606           152,838
                                                       2004      1.183          1.332            65,508
                                                       2003      1.000          1.183             2,944

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.044          1.085           475,028
                                                       2006      1.022          1.044           366,273
                                                       2005      1.015          1.022           488,180
                                                       2004      0.998          1.015           651,596
                                                       2003      1.000          0.998            34,617

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.270          1.320         1,275,573
                                                       2006      1.145          1.270           745,236
                                                       2005      1.097          1.145           770,312
                                                       2004      1.016          1.097           175,261

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.333          1.319           515,771
                                                       2006      1.229          1.333         1,075,483
                                                       2005      1.207          1.229         1,202,835
                                                       2004      1.094          1.207           556,117
                                                       2003      1.000          1.094            75,380

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.063          1.084                --
                                                       2005      1.043          1.063           127,317
                                                       2004      1.005          1.043                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.252          1.252                --
                                                       2005      1.229          1.252                --
                                                       2004      1.135          1.229           989,320
                                                       2003      1.000          1.135            26,170

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.944          2.224           316,362
                                                       2006      1.579          1.944           342,076
                                                       2005      1.407          1.579           314,647
                                                       2004      1.212          1.407           204,220
                                                       2003      1.000          1.212            12,608

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.435          1.501           203,147
                                                       2006      1.350          1.435           235,619
                                                       2005      1.227          1.350           207,802
                                                       2004      1.122          1.227           167,914
                                                       2003      1.000          1.122            16,750

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.297          1.284                --
                                                       2005      1.229          1.297            86,389
                                                       2004      1.113          1.229            69,603
                                                       2003      1.000          1.113            11,797

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.153          1.280                --
                                                       2005      1.037          1.153             1,141

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.424          1.581           540,080
                                                       2006      1.258          1.424           540,531
                                                       2005      1.258          1.258           600,041
                                                       2004      1.165          1.258           468,294
                                                       2003      1.000          1.165           130,307

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.272          1.311                --
                                                       2005      1.300          1.272           257,761
                                                       2004      1.124          1.300           238,008
                                                       2003      1.000          1.124             9,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.463          1.555            66,635
                                                       2006      1.344          1.463            87,444
                                                       2005      1.191          1.344            84,918
                                                       2004      1.167          1.191            31,440
                                                       2003      1.000          1.167                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.218          1.260         1,312,478
                                                       2006      1.115          1.218         1,289,076
                                                       2005      1.078          1.115         1,231,906
                                                       2004      1.000          1.078           431,287

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.017          1.047         2,759,535
                                                       2006      0.991          1.017         3,973,628
                                                       2005      0.982          0.991           885,642
                                                       2004      0.992          0.982         2,463,485
                                                       2003      1.000          0.992            58,943

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.117          1.143                --
                                                       2005      1.188          1.117           121,505
                                                       2004      1.196          1.188           100,850
                                                       2003      1.000          1.196             3,270

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.340          1.396           503,875
                                                       2006      1.298          1.340           586,315
                                                       2005      1.235          1.298           627,344
                                                       2004      1.135          1.235           245,471
                                                       2003      1.000          1.135           128,991

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.131          1.170           255,596
                                                       2006      1.056          1.131           289,298
                                                       2005      1.052          1.056         1,408,471
                                                       2004      0.987          1.052           346,899
                                                       2003      1.000          0.987            12,077

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.224          1.372           176,707
                                                       2006      1.238          1.224           198,670
                                                       2005      1.217          1.238           234,767
                                                       2004      1.218          1.217           103,092
                                                       2003      1.000          1.218                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.517          1.869           123,020
                                                       2006      1.450          1.517           141,200
                                                       2005      1.324          1.450           164,959
                                                       2004      1.215          1.324           139,906
                                                       2003      1.000          1.215            69,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.784          3.509           154,680

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.072          1.099           702,163
                                                       2006      1.003          1.072           623,148






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.351          1.585             --
                                                       2006      1.107          1.351             --
                                                       2005      1.000          1.107             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.069          1.071             --
                                                       2005      1.000          1.069             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.314          1.703             --
                                                       2006      1.136          1.314             --
                                                       2005      1.000          1.136             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.564          1.633             --
                                                       2006      1.213          1.564             --
                                                       2005      1.000          1.213             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.231          1.150             --
                                                       2006      1.118          1.231             --
                                                       2005      1.000          1.118             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.118          1.103             --
                                                       2006      1.067          1.118             --
                                                       2005      1.000          1.067             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.082          1.131             --
                                                       2006      1.020          1.082             --
                                                       2005      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.125          1.147             --
                                                       2006      1.004          1.125             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.507          1.227             --
                                                       2006      1.130          1.507             --
                                                       2005      1.000          1.130             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.006          1.015             --
                                                       2006      0.991          1.006             --
                                                       2005      1.000          0.991             --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.119          1.221             --
                                                       2006      1.063          1.119             --
                                                       2005      1.000          1.063             --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.339          1.419             --
                                                       2006      1.129          1.339             --
                                                       2005      1.000          1.129             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.138          1.118             --
                                                       2006      1.032          1.138             --
                                                       2005      1.000          1.032             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.106          1.215             --
                                                       2006      1.075          1.106             --
                                                       2005      1.000          1.075             --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.377          1.531             --
                                                       2006      1.128          1.377             --
                                                       2005      1.000          1.128             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      0.984          1.023             --
                                                       2005      1.000          0.984             --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.110          1.213             --
                                                       2005      1.000          1.110             --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.079          1.097             --
                                                       2006      1.010          1.079             --
                                                       2005      1.000          1.010             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.199          1.203             --
                                                       2006      1.070          1.199             --
                                                       2005      1.000          1.070             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.073          1.092             --
                                                       2006      1.013          1.073             --
                                                       2005      1.000          1.013             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      0.993          1.002             --
                                                       2006      0.982          0.993             --
                                                       2005      1.000          0.982             --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.170          1.185             --
                                                       2006      1.052          1.170             --
                                                       2005      1.000          1.052             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.189          1.132             --
                                                       2006      1.034          1.189             --
                                                       2005      1.000          1.034             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.073          1.300             --
                                                       2005      1.000          1.073             --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.058          1.258             --
                                                       2005      1.000          1.058             --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.487          1.531             --
                                                       2006      1.179          1.487             --
                                                       2005      1.000          1.179             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.000          1.027             --
                                                       2006      0.991          1.000             --
                                                       2005      1.000          0.991             --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.133          1.164             --
                                                       2006      1.034          1.133             --
                                                       2005      1.000          1.034             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.066          1.042             --
                                                       2006      0.995          1.066             --
                                                       2005      1.000          0.995             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.003          1.014             --
                                                       2005      1.000          1.003             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.017          1.017             --
                                                       2005      1.000          1.017             --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.359          1.536             --
                                                       2006      1.117          1.359             --
                                                       2005      1.000          1.117             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.148          1.186             --
                                                       2006      1.093          1.148             --
                                                       2005      1.000          1.093             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.065          1.043             --
                                                       2005      1.000          1.065             --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.092          1.199             --
                                                       2005      1.000          1.092             --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.099          1.206             --
                                                       2006      0.983          1.099             --
                                                       2005      1.000          0.983             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.993          1.014             --
                                                       2005      1.000          0.993             --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.190          1.250             --
                                                       2006      1.107          1.190             --
                                                       2005      1.000          1.107             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.104          1.128             --
                                                       2006      1.023          1.104             --
                                                       2005      1.000          1.023             --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.012          1.030             --
                                                       2006      0.998          1.012             --
                                                       2005      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.978          0.989             --
                                                       2005      1.000          0.978             --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.056          1.087             --
                                                       2006      1.035          1.056             --
                                                       2005      1.000          1.035             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.041          1.064             --
                                                       2006      0.984          1.041             --
                                                       2005      1.000          0.984             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.024          1.134             --
                                                       2006      1.048          1.024             --
                                                       2005      1.000          1.048             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.122          1.366             --
                                                       2006      1.086          1.122             --
                                                       2005      1.000          1.086             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.622          2.028             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.063          1.077             --
                                                       2006      1.003          1.063             --







The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------


                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
ALGER VARIABLE INSURANCE FUNDS                 THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap                Alger American Capital
     Portfolio -- Class S                           Appreciation -- Class S



UNDERLYING FUND MERGERS/REORGANIZATIONS

The following former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class E            MFS(R) Value Portfolio -- Class E



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS                  MET INVESTORS SERIES TRUST
  Mid Cap Stock Portfolio -- Service Shares    Lazard Mid Cap Portfolio -- Class B
DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Equity 500 Index VIP -- Class B2         MetLife Stock Index Portfolio -- Class B
DWS VARIABLE SERIES I                          METROPOLITAN SERIES FUND, INC.
  DWS Bond VIP -- Class B                      BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS Growth & Income VIP -- Class B           Lord Abbett Growth and Income
                                                    Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS International VIP -- Class B             MFS(R) Research International
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Balanced VIP -- Class B                  BlackRock Diversified Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Blue Chip VIP -- Class B                 FI Value Leaders Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Core Fixed Income VIP -- Class B         BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Davis Venture Value VIP -- Class B       Davis Venture Value Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Dreman High Return Equity VIP -- Class   BlackRock Large Cap Value Portfolio -- Class
     B                                              B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS High Income VIP -- Class B               BlackRock High Yield Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS International Select Equity              MFS(R) Research International
     VIP -- Class B                                 Portfolio -- Class B

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Janus Growth & Income VIP -- Class B     T. Rowe Price Large Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST*
  DWS Large Cap Value VIP -- Class B           MFS(R) Value Portfolio -- Class E*
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Mid Cap Growth VIP -- Class B            T. Rowe Price Mid Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Money Market VIP -- Class B              BlackRock Money Market Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Growth VIP -- Class B          T. Rowe Price Small Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Strategic Income VIP -- Class B          Pioneer Strategic Income Portfolio -- Class E
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Turner Mid Cap Growth VIP -- Class B     Turner Mid Cap Growth Portfolio -- Class B






* Note that this new underlying fund is subject to a merger as described above.

                                   APPENDIX D

--------------------------------------------------------------------------------


THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------


            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-70-71-75.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-70-71-75



[ ] MLAC-Book-70-71-75

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 28, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").



This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                 ITEM
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Plus........................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect Plus......................    99

CONDENSED FINANCIAL INFORMATION--Scudder Advocate Rewards......................   263
FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Twelve for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER



MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0




(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.424          1.518                --
                                                       2006      1.366          1.424           353,136
                                                       2005      1.280          1.366           350,540
                                                       2004      1.224          1.280           272,817
                                                       2003      1.000          1.224            98,539

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.597          1.716           223,171
                                                       2006      1.464          1.597           221,573
                                                       2005      1.388          1.464           401,717
                                                       2004      1.243          1.388           330,870
                                                       2003      1.000          1.243           135,469

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.552          1.485           870,485
                                                       2006      1.348          1.552         1,007,536
                                                       2005      1.325          1.348         1,267,036
                                                       2004      1.215          1.325         1,268,329
                                                       2003      1.000          1.215           263,250

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.609          1.760           452,614
                                                       2006      1.506          1.609           324,024
                                                       2005      1.462          1.506           290,911
                                                       2004      1.334          1.462           258,975
                                                       2003      1.000          1.334            39,510

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.015          2.287           454,337
                                                       2006      1.687          2.015           511,961
                                                       2005      1.558          1.687           635,490
                                                       2004      1.337          1.558           446,541
                                                       2003      1.000          1.337           115,962

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.616          1.555           826,327

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.358          1.362           515,252

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           217,084

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.200          1.257                --
                                                       2006      1.035          1.200            27,416
                                                       2005      1.021          1.035             2,641

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.327          1.364                --
                                                       2006      1.202          1.327           359,717
                                                       2005      1.188          1.202           454,157
                                                       2004      1.114          1.188           417,429
                                                       2003      1.000          1.114            82,047

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.576          1.630                --
                                                       2006      1.447          1.576           812,318
                                                       2005      1.343          1.447           876,903
                                                       2004      1.255          1.343           752,445
                                                       2003      1.000          1.255           439,526

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.499          1.563           327,805

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.132         1,037,826
                                                       2006      0.994          1.007           882,625

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,528,466
                                                       2006      1.006          1.028         1,712,785

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.116          1.096           602,382

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           338,773
                                                       2006      0.996          1.051           415,114

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         1,176,599
                                                       2004      0.993          0.987         1,059,162
                                                       2003      1.000          0.993         1,275,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.331          1.391                --
                                                       2005      1.291          1.331           449,078
                                                       2004      1.232          1.291           346,594
                                                       2003      1.000          1.232            65,060

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.850          2.014                --
                                                       2005      1.650          1.850           156,706
                                                       2004      1.412          1.650           136,638
                                                       2003      1.000          1.412            19,604

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.022          1.060                --
                                                       2006      1.008          1.022           646,195
                                                       2005      1.008          1.008           961,248
                                                       2004      0.995          1.008           708,997
                                                       2003      1.000          0.995           205,748

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118                --
                                                       2005      1.000          0.995             7,616
                                                       2004      1.025          1.000             9,001

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.163          1.236                --
                                                       2005      1.140          1.163           342,578
                                                       2004      1.109          1.140           282,120
                                                       2003      1.000          1.109            63,211

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           571,092

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.249          1.307           539,453
                                                       2006      1.085          1.249           526,500
                                                       2005      0.986          1.085           135,753

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.173          4.443           324,663
                                                       2006      2.381          3.173           255,148
                                                       2005      1.760          2.381           256,792
                                                       2004      1.509          1.760           157,650
                                                       2003      1.000          1.509            79,144

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.711          1.691           958,593
                                                       2006      1.425          1.711         1,125,333
                                                       2005      1.373          1.425           784,782
                                                       2004      1.204          1.373           688,291
                                                       2003      1.000          1.204           280,736

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                --
                                                       2006      1.064          1.247               237
                                                       2005      0.978          1.064             3,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.579          2.004                --
                                                       2005      1.490          1.579            20,643
                                                       2004      1.282          1.490            17,163
                                                       2003      1.000          1.282            11,491

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.574          1.622         1,139,724
                                                       2006      1.376          1.574         1,182,137
                                                       2005      1.321          1.376         1,005,610
                                                       2004      1.211          1.321           898,353
                                                       2003      1.000          1.211           294,873

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.145          1.149           697,167
                                                       2006      1.039          1.145           716,504
                                                       2005      0.996          1.039           234,528

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.298          1.347         2,819,924
                                                       2006      1.220          1.298         3,779,670
                                                       2005      1.220          1.220         4,574,182
                                                       2004      1.151          1.220         3,139,369
                                                       2003      1.000          1.151         1,349,892

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.219          1.261           245,990
                                                       2006      1.084          1.219           206,166
                                                       2005      0.990          1.084            24,646

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.178          1.225         4,062,134
                                                       2006      1.064          1.178         3,479,182
                                                       2005      0.983          1.064           315,637

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.141          1.185         3,597,226
                                                       2006      1.049          1.141         1,773,949
                                                       2005      0.992          1.049           233,443

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.311          1.384            78,410
                                                       2006      1.223          1.311           169,954
                                                       2005      1.205          1.223           309,748
                                                       2004      1.153          1.205           381,352
                                                       2003      1.000          1.153           207,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.048          2.280           386,426
                                                       2006      1.699          2.048           396,761
                                                       2005      1.500          1.699           155,214
                                                       2004      1.288          1.500            87,618
                                                       2003      1.000          1.288            15,484

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.849          1.915           918,586
                                                       2006      1.675          1.849           947,282
                                                       2005      1.583          1.675           952,296
                                                       2004      1.322          1.583           878,891
                                                       2003      1.000          1.322           319,189

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.176          1.250           183,609
                                                       2006      1.164          1.176           216,572
                                                       2005      1.094          1.164           210,512
                                                       2004      1.028          1.094           114,677

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.541          2.021           392,378
                                                       2006      1.894          2.541           650,770
                                                       2005      1.677          1.894           597,049
                                                       2004      1.260          1.677           592,545
                                                       2003      1.000          1.260           127,444

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                --
                                                       2006      1.103          1.169            43,506
                                                       2005      1.072          1.103           235,313
                                                       2004      1.061          1.072           224,857

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.955          1.784           426,042
                                                       2006      1.743          1.955           457,696
                                                       2005      1.595          1.743           526,002
                                                       2004      1.353          1.595           502,427
                                                       2003      1.000          1.353           239,973

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.428          1.516                --
                                                       2005      1.429          1.428            55,299
                                                       2004      1.284          1.429            39,830
                                                       2003      1.000          1.284            10,089

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.238          1.292         1,125,079
                                                       2006      1.185          1.238         1,113,803
                                                       2005      1.176          1.185           981,820
                                                       2004      1.088          1.176           912,147
                                                       2003      1.000          1.088           351,323

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.518          1.518                --
                                                       2006      1.342          1.518           188,648
                                                       2005      1.304          1.342           228,197
                                                       2004      1.190          1.304           133,777
                                                       2003      1.000          1.190             7,885






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422            3,786
                                                       2005      1.278          1.364            3,792
                                                       2004      1.224          1.278            4,256
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.594          1.712            1,645
                                                       2006      1.462          1.594            1,716
                                                       2005      1.387          1.462            1,789
                                                       2004      1.243          1.387               --
                                                       2003      1.000          1.243               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481           32,354
                                                       2006      1.346          1.549           35,459
                                                       2005      1.324          1.346            1,952
                                                       2004      1.214          1.324               --
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.606          1.756           49,207
                                                       2006      1.504          1.606           52,914
                                                       2005      1.460          1.504           53,958
                                                       2004      1.333          1.460           56,976
                                                       2003      1.000          1.333               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.281           16,369
                                                       2006      1.685          2.011           19,770
                                                       2005      1.556          1.685            4,628
                                                       2004      1.336          1.556            5,854
                                                       2003      1.000          1.336               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551            7,320

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359           48,248

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644            3,196

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      1.021          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325           49,449
                                                       2005      1.187          1.201           23,238
                                                       2004      1.113          1.187           29,299
                                                       2003      1.000          1.113            6,338

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573            6,826
                                                       2005      1.341          1.445            6,746
                                                       2004      1.255          1.341            6,175
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560            3,782

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.131           60,697
                                                       2006      0.994          1.007           66,643

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           99,476
                                                       2006      1.005          1.026           83,497

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.115          1.095               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           17,208
                                                       2006      0.996          1.051           17,678

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329            8,968
                                                       2004      1.231          1.290            2,306
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848            9,359
                                                       2004      1.411          1.649            3,306
                                                       2003      1.000          1.411               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020            7,165
                                                       2005      1.007          1.007          114,319
                                                       2004      0.994          1.007          118,384
                                                       2003      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994               --
                                                       2004      1.025          1.000              907

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           27,647
                                                       2004      1.109          1.139           27,650
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.248          1.305               --
                                                       2006      1.084          1.248               --
                                                       2005      0.986          1.084               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.167          4.432           26,975
                                                       2006      2.378          3.167           31,247
                                                       2005      1.759          2.378           30,453
                                                       2004      1.508          1.759           24,477
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.707          1.687          133,583
                                                       2006      1.423          1.707          139,621
                                                       2005      1.372          1.423          141,886
                                                       2004      1.203          1.372          137,696
                                                       2003      1.000          1.203               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246               --
                                                       2005      0.978          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577           46,500
                                                       2004      1.281          1.488           48,358
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.571          1.618          233,834
                                                       2006      1.374          1.571          250,669
                                                       2005      1.320          1.374          240,375
                                                       2004      1.211          1.320          274,835
                                                       2003      1.000          1.211           19,153

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.144          1.148               --
                                                       2006      1.039          1.144               --
                                                       2005      0.996          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.295          1.344           51,206
                                                       2006      1.218          1.295           53,451
                                                       2005      1.219          1.218            1,383
                                                       2004      1.151          1.219            3,241
                                                       2003      1.000          1.151               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.218          1.259               --
                                                       2006      1.083          1.218               --
                                                       2005      0.990          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.177          1.223            9,395
                                                       2006      1.063          1.177            9,428
                                                       2005      0.983          1.063            9,464

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184          131,463
                                                       2006      1.049          1.140          131,568
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.308          1.381           44,355
                                                       2006      1.221          1.308           45,692
                                                       2005      1.204          1.221           54,628
                                                       2004      1.152          1.204           52,133
                                                       2003      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.044          2.274           61,688
                                                       2006      1.697          2.044           63,076
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.846          1.911          112,831
                                                       2006      1.673          1.846          115,509
                                                       2005      1.582          1.673          113,268
                                                       2004      1.322          1.582          115,414
                                                       2003      1.000          1.322           22,818

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.248           13,693
                                                       2006      1.163          1.174           13,693
                                                       2005      1.094          1.163              533
                                                       2004      1.028          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.536          2.016           37,420
                                                       2006      1.891          2.536           46,028
                                                       2005      1.675          1.891           16,812
                                                       2004      1.259          1.675            7,117
                                                       2003      1.000          1.259            5,553

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168           13,880
                                                       2005      1.072          1.102               --
                                                       2004      1.061          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.952          1.780           29,866
                                                       2006      1.740          1.952           30,615
                                                       2005      1.594          1.740           16,168
                                                       2004      1.353          1.594           15,544
                                                       2003      1.000          1.353            8,633

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426               --
                                                       2004      1.283          1.428               --
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.236          1.289           84,052
                                                       2006      1.184          1.236           91,179
                                                       2005      1.175          1.184           71,553
                                                       2004      1.088          1.175           53,815
                                                       2003      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515           10,241
                                                       2005      1.303          1.340           11,287
                                                       2004      1.190          1.303           14,367
                                                       2003      1.000          1.190            5,983






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.337          1.424                --
                                                       2006      1.284          1.337           216,701
                                                       2005      1.204          1.284                --
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.444          1.550                --
                                                       2006      1.325          1.444                --
                                                       2005      1.257          1.325                --
                                                       2004      1.127          1.257                --
                                                       2003      1.004          1.127                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.467          1.402           143,969
                                                       2006      1.276          1.467            97,072
                                                       2005      1.256          1.276            10,257
                                                       2004      1.152          1.256                --
                                                       2003      1.000          1.152                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.472          1.608            28,527
                                                       2006      1.379          1.472            21,351
                                                       2005      1.340          1.379                --
                                                       2004      1.224          1.340                --
                                                       2003      1.000          1.224                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.829          2.074           139,709
                                                       2006      1.534          1.829           134,960
                                                       2005      1.417          1.534               789
                                                       2004      1.217          1.417                --
                                                       2003      1.000          1.217                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.476          1.420           170,245

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.282          1.285           100,326

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485           156,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.198          1.254                --
                                                       2006      1.035          1.198           202,269
                                                       2005      1.020          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.253          1.287                --
                                                       2006      1.136          1.253            18,264
                                                       2005      1.124          1.136               340
                                                       2004      1.054          1.124                --
                                                       2003      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.440          1.489                --
                                                       2006      1.324          1.440           132,091
                                                       2005      1.229          1.324               129
                                                       2004      1.151          1.229                --
                                                       2003      1.000          1.151                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.406          1.466           227,175

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.130            97,544
                                                       2006      0.994          1.007            76,718

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059            69,120
                                                       2006      1.005          1.026             6,784

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.114          1.094             6,462

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097           174,788
                                                       2006      0.996          1.050           175,157

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997               272
                                                       2004      0.994          0.986                --
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.244          1.299                --
                                                       2005      1.207          1.244             7,764
                                                       2004      1.153          1.207                --
                                                       2003      1.000          1.153                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.659          1.804                --
                                                       2005      1.481          1.659             7,200
                                                       2004      1.268          1.481                --
                                                       2003      1.000          1.268                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.009          1.045                --
                                                       2006      0.995          1.009            10,218
                                                       2005      0.996          0.995             1,456
                                                       2004      0.984          0.996                --
                                                       2003      1.000          0.984                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.115                --
                                                       2005      1.000          0.994               234
                                                       2004      1.024          1.000                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.095          1.162                --
                                                       2005      1.074          1.095             1,049
                                                       2004      1.046          1.074                --
                                                       2003      1.000          1.046                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091             9,704

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.247          1.303           202,605
                                                       2006      1.084          1.247            85,608
                                                       2005      0.986          1.084            12,909

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.884          4.034            29,124
                                                       2006      2.167          2.884             9,233
                                                       2005      1.603          2.167             5,782
                                                       2004      1.375          1.603                --
                                                       2003      1.000          1.375                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.578          1.558            42,970
                                                       2006      1.315          1.578            13,216
                                                       2005      1.269          1.315             7,559
                                                       2004      1.114          1.269                --
                                                       2003      1.000          1.114                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368                --
                                                       2006      1.063          1.245             1,540
                                                       2005      0.978          1.063                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.469          1.863                --
                                                       2005      1.387          1.469                --
                                                       2004      1.195          1.387                --
                                                       2003      0.990          1.195                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.468          1.511            42,760
                                                       2006      1.285          1.468             1,431
                                                       2005      1.235          1.285                --
                                                       2004      1.133          1.235                --
                                                       2003      1.000          1.133                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.143          1.146           112,878
                                                       2006      1.039          1.143            75,608
                                                       2005      0.996          1.039            16,646

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.217          1.262            15,333
                                                       2006      1.145          1.217             2,655
                                                       2005      1.146          1.145                --
                                                       2004      1.083          1.146                --
                                                       2003      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.217          1.257            98,620
                                                       2006      1.083          1.217           146,026
                                                       2005      0.990          1.083            15,403

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.176          1.222           532,471
                                                       2006      1.063          1.176           625,630
                                                       2005      0.983          1.063            46,825

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.139          1.182         1,482,923
                                                       2006      1.048          1.139           723,163
                                                       2005      0.992          1.048           109,633

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.233          1.301           191,607
                                                       2006      1.152          1.233           193,008
                                                       2005      1.136          1.152                --
                                                       2004      1.088          1.136                --
                                                       2003      1.000          1.088                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.901          2.114            73,077
                                                       2006      1.579          1.901            57,509
                                                       2005      1.396          1.579               546
                                                       2004      1.200          1.396                --
                                                       2003      0.996          1.200                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.677          1.735            22,681
                                                       2006      1.521          1.677            13,997
                                                       2005      1.438          1.521             8,746
                                                       2004      1.203          1.438                --
                                                       2003      1.000          1.203                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.173          1.245            53,314
                                                       2006      1.162          1.173            47,334
                                                       2005      1.093          1.162             9,497
                                                       2004      1.028          1.093                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.440          1.938            22,951
                                                       2006      1.820          2.440            12,698
                                                       2005      1.613          1.820             7,991
                                                       2004      1.213          1.613                --
                                                       2003      1.000          1.213                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376                --
                                                       2006      1.101          1.166             9,481
                                                       2005      1.072          1.101            10,019
                                                       2004      1.061          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.743          1.589            16,492
                                                       2006      1.555          1.743            13,766
                                                       2005      1.425          1.555            11,191
                                                       2004      1.210          1.425                --
                                                       2003      1.000          1.210                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.304          1.384                --
                                                       2005      1.307          1.304                --
                                                       2004      1.175          1.307                --
                                                       2003      1.000          1.175                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.187          1.237            34,750
                                                       2006      1.138          1.187             8,744
                                                       2005      1.130          1.138             3,106
                                                       2004      1.046          1.130                --
                                                       2003      1.000          1.046                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.425          1.424                --
                                                       2006      1.261          1.425            39,824
                                                       2005      1.227          1.261               186
                                                       2004      1.121          1.227                --
                                                       2003      0.993          1.121                --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           165,622
                                                       2005      1.275          1.359           193,380
                                                       2004      1.222          1.275           169,143
                                                       2003      1.000          1.222            88,741

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.586          1.700           127,704
                                                       2006      1.456          1.586           147,361
                                                       2005      1.383          1.456           198,173
                                                       2004      1.241          1.383           184,758
                                                       2003      1.000          1.241            66,821

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.541          1.471           527,283
                                                       2006      1.341          1.541           577,198
                                                       2005      1.321          1.341           564,059
                                                       2004      1.213          1.321           519,411
                                                       2003      1.000          1.213           164,370

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.598          1.743           218,276
                                                       2006      1.498          1.598           220,434
                                                       2005      1.457          1.498           224,869
                                                       2004      1.332          1.457           194,847
                                                       2003      1.000          1.332            38,830

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.000          2.266           445,273
                                                       2006      1.678          2.000           417,234
                                                       2005      1.553          1.678           314,979
                                                       2004      1.335          1.553           259,067
                                                       2003      1.000          1.335            49,584

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.603          1.540           373,678

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.348          1.350           102,790

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633            65,767

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196            89,824
                                                       2005      1.020          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317           116,969
                                                       2005      1.184          1.196            89,283
                                                       2004      1.112          1.184           205,488
                                                       2003      1.000          1.112           158,638

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           381,915
                                                       2005      1.338          1.440           319,983
                                                       2004      1.254          1.338           309,260
                                                       2003      1.000          1.254            67,683

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.487          1.549           157,870

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.128           318,057
                                                       2006      0.994          1.006           363,320

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052           549,658
                                                       2006      1.000          1.021           221,438

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.092           222,223

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.095           282,432
                                                       2006      0.996          1.050           336,008

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           391,075
                                                       2004      0.992          0.983           204,709
                                                       2003      1.000          0.992            44,851

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           256,999
                                                       2004      1.230          1.287           246,174
                                                       2003      1.000          1.230           120,811

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           176,167
                                                       2004      1.410          1.645           140,971
                                                       2003      1.000          1.410            87,298

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015           452,032
                                                       2005      1.004          1.003           559,880
                                                       2004      0.993          1.004           448,443
                                                       2003      1.000          0.993           226,059

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            64,916
                                                       2004      1.024          0.999            55,303

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.157          1.227                --
                                                       2005      1.137          1.157           122,882
                                                       2004      1.108          1.137            99,528
                                                       2003      1.000          1.108            82,628

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           441,606

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.245          1.299           312,105
                                                       2006      1.083          1.245           257,769
                                                       2005      0.986          1.083            31,964

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.149          4.402           250,697
                                                       2006      2.369          3.149           283,167
                                                       2005      1.754          2.369           182,248
                                                       2004      1.507          1.754           134,493
                                                       2003      1.000          1.507             7,658

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.698          1.675           522,544
                                                       2006      1.417          1.698           555,542
                                                       2005      1.369          1.417           564,213
                                                       2004      1.202          1.369           540,174
                                                       2003      1.000          1.202           196,491

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243            22,701
                                                       2005      0.978          1.062             2,020

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571             4,135
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.563          1.606           686,422
                                                       2006      1.369          1.563           515,069
                                                       2005      1.317          1.369           532,069
                                                       2004      1.210          1.317           464,083
                                                       2003      1.000          1.210           237,631

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.141          1.143           332,366
                                                       2006      1.038          1.141           317,433
                                                       2005      0.996          1.038           183,500

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.288          1.335           673,553
                                                       2006      1.213          1.288           849,377
                                                       2005      1.216          1.213         1,590,306
                                                       2004      1.150          1.216         2,941,061
                                                       2003      1.000          1.150         2,098,260

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.215          1.254           185,977
                                                       2006      1.082          1.215           181,739
                                                       2005      0.990          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.174          1.218           987,979
                                                       2006      1.062          1.174           946,104
                                                       2005      0.983          1.062            76,911

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.137          1.179           602,483
                                                       2006      1.047          1.137           651,757
                                                       2005      0.992          1.047           506,207

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.301          1.371            51,605
                                                       2006      1.216          1.301            60,626
                                                       2005      1.201          1.216            70,629
                                                       2004      1.151          1.201           104,298
                                                       2003      1.000          1.151            39,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.033          2.258           138,555
                                                       2006      1.690          2.033           193,010
                                                       2005      1.495          1.690            70,518
                                                       2004      1.287          1.495            35,270
                                                       2003      1.000          1.287            12,714

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.836          1.897           267,524
                                                       2006      1.666          1.836           347,632
                                                       2005      1.578          1.666           301,423
                                                       2004      1.321          1.578           311,747
                                                       2003      1.000          1.321           108,365

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.170          1.241           328,712
                                                       2006      1.160          1.170           411,379
                                                       2005      1.092          1.160           285,813
                                                       2004      1.028          1.092           189,326

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.523          2.002           118,991
                                                       2006      1.884          2.523           135,714
                                                       2005      1.671          1.884           112,225
                                                       2004      1.258          1.671           123,816
                                                       2003      1.000          1.258            49,307

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163           122,008
                                                       2005      1.071          1.099            64,494
                                                       2004      1.061          1.071            53,769

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.941          1.768           221,084
                                                       2006      1.733          1.941           252,125
                                                       2005      1.590          1.733           213,830
                                                       2004      1.352          1.590           178,822
                                                       2003      1.000          1.352            34,281

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421            84,637
                                                       2004      1.282          1.424            69,632
                                                       2003      1.000          1.282             9,513

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.229          1.280           733,480
                                                       2006      1.179          1.229           743,330
                                                       2005      1.172          1.179           742,582
                                                       2004      1.087          1.172           664,723
                                                       2003      1.000          1.087           242,084

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           245,711
                                                       2005      1.299          1.335           238,881
                                                       2004      1.189          1.299           175,065
                                                       2003      1.000          1.189            46,229






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.502                --
                                                       2006      1.357          1.411         1,269,792
                                                       2005      1.274          1.357         1,364,842
                                                       2004      1.222          1.274           848,508
                                                       2003      1.000          1.222           430,200

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.583          1.696           268,880
                                                       2006      1.454          1.583           386,115
                                                       2005      1.382          1.454           438,003
                                                       2004      1.241          1.382           466,803
                                                       2003      1.000          1.241           187,412

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.467         1,688,001
                                                       2006      1.339          1.538         2,023,238
                                                       2005      1.320          1.339         2,146,735
                                                       2004      1.213          1.320         1,948,551
                                                       2003      1.000          1.213           634,586

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.594          1.739           810,675
                                                       2006      1.496          1.594         1,164,316
                                                       2005      1.455          1.496         1,181,221
                                                       2004      1.331          1.455           836,065
                                                       2003      1.000          1.331           327,152

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260         1,235,411
                                                       2006      1.676          1.996         1,450,277
                                                       2005      1.551          1.676         1,463,806
                                                       2004      1.334          1.551           713,262
                                                       2003      1.000          1.334           163,763

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.599          1.537           861,154

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346           396,071

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           686,333

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.194          1.250                --
                                                       2006      1.033          1.194             2,884
                                                       2005      1.019          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           468,074
                                                       2005      1.183          1.194           521,513
                                                       2004      1.112          1.183           446,590
                                                       2003      1.000          1.112           468,463

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.561          1.614                --
                                                       2006      1.438          1.561         1,048,512
                                                       2005      1.337          1.438         1,093,183
                                                       2004      1.253          1.337           940,326
                                                       2003      1.000          1.253           388,456

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           848,738

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.127         1,001,727
                                                       2006      0.994          1.006         1,046,250

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         5,792,610
                                                       2006      0.999          1.019         5,564,547

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.091           505,967

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094         1,729,782
                                                       2006      0.996          1.049         2,308,150

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991         3,925,376
                                                       2004      0.992          0.982         2,750,893
                                                       2003      1.000          0.992           741,221

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.380                --
                                                       2005      1.286          1.322           699,304
                                                       2004      1.230          1.286           739,491
                                                       2003      1.000          1.230           183,462

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.838          1.998                --
                                                       2005      1.643          1.838         1,164,308
                                                       2004      1.409          1.643           813,324
                                                       2003      1.000          1.409           170,193

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013         1,627,172
                                                       2005      1.003          1.001         1,542,672
                                                       2004      0.993          1.003         1,593,911
                                                       2003      1.000          0.993           638,899

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991           254,341
                                                       2004      1.024          0.998           214,851

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                --
                                                       2005      1.135          1.155           846,588
                                                       2004      1.107          1.135           482,004
                                                       2003      1.000          1.107           127,183

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091         1,853,107

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.244          1.297           759,792
                                                       2006      1.082          1.244           726,266
                                                       2005      0.986          1.082           218,649

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.143          4.391           572,778
                                                       2006      2.365          3.143           913,412
                                                       2005      1.753          2.365         1,050,816
                                                       2004      1.506          1.753           555,265
                                                       2003      1.000          1.506           158,378

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.671         1,596,641
                                                       2006      1.415          1.695         1,762,702
                                                       2005      1.367          1.415         1,806,855
                                                       2004      1.202          1.367         1,674,791
                                                       2003      1.000          1.202           679,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242            18,861
                                                       2005      0.978          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            77,809
                                                       2004      1.280          1.483            67,626
                                                       2003      1.000          1.280            54,605

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.560          1.603         2,310,462
                                                       2006      1.367          1.560         2,287,948
                                                       2005      1.316          1.367         2,428,570
                                                       2004      1.209          1.316         1,915,953
                                                       2003      1.000          1.209           551,597

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.140          1.141           199,622
                                                       2006      1.037          1.140           176,324
                                                       2005      0.996          1.037           109,097

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.286          1.332         2,038,710
                                                       2006      1.211          1.286         2,592,121
                                                       2005      1.215          1.211         2,797,083
                                                       2004      1.149          1.215         6,793,176
                                                       2003      1.000          1.149         1,141,451

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.214          1.252                --
                                                       2006      1.081          1.214                --
                                                       2005      0.990          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.173          1.217         4,194,362
                                                       2006      1.062          1.173         1,018,809
                                                       2005      0.983          1.062           275,252

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177         4,763,513
                                                       2006      1.047          1.136         1,587,297
                                                       2005      0.992          1.047           423,960

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.299          1.368           529,962
                                                       2006      1.215          1.299           578,863
                                                       2005      1.200          1.215           600,682
                                                       2004      1.151          1.200           535,783
                                                       2003      1.000          1.151           371,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.029          2.253           547,748
                                                       2006      1.687          2.029           539,642
                                                       2005      1.494          1.687           313,001
                                                       2004      1.286          1.494           273,331
                                                       2003      1.000          1.286            94,511

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.832          1.893         1,276,475
                                                       2006      1.664          1.832         1,276,784
                                                       2005      1.576          1.664         1,454,274
                                                       2004      1.320          1.576         1,190,409
                                                       2003      1.000          1.320           575,255

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.238           822,494
                                                       2006      1.159          1.168           977,475
                                                       2005      1.092          1.159           980,067
                                                       2004      1.028          1.092           692,708

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.518          1.997           780,664
                                                       2006      1.881          2.518         1,048,413
                                                       2005      1.670          1.881         1,041,321
                                                       2004      1.258          1.670           885,875
                                                       2003      1.000          1.258           335,998

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161           345,136
                                                       2005      1.070          1.098           432,403
                                                       2004      1.061          1.070           264,209

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.938          1.763           655,221
                                                       2006      1.731          1.938           776,998
                                                       2005      1.588          1.731           747,655
                                                       2004      1.351          1.588           627,245
                                                       2003      1.000          1.351           237,883

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419           261,773
                                                       2004      1.282          1.423           281,934
                                                       2003      1.000          1.282           145,255

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.227          1.277         2,118,982
                                                       2006      1.177          1.227         3,163,710
                                                       2005      1.171          1.177         3,275,180
                                                       2004      1.086          1.171         2,035,738
                                                       2003      1.000          1.086           582,009

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.504          1.500                --
                                                       2006      1.333          1.504         1,534,780
                                                       2005      1.298          1.333         1,563,942
                                                       2004      1.188          1.298           822,153
                                                       2003      1.000          1.188           143,518






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.328          1.413               --
                                                       2006      1.277          1.328          130,619
                                                       2005      1.200          1.277               --
                                                       2004      1.151          1.200               --
                                                       2003      1.000          1.151               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.434          1.536               --
                                                       2006      1.318          1.434               --
                                                       2005      1.253          1.318               --
                                                       2004      1.126          1.253               --
                                                       2003      1.004          1.126               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.457          1.390          123,477
                                                       2006      1.269          1.457          123,477
                                                       2005      1.252          1.269               --
                                                       2004      1.151          1.252               --
                                                       2003      1.000          1.151               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.462          1.594               --
                                                       2006      1.372          1.462               --
                                                       2005      1.336          1.372               --
                                                       2004      1.223          1.336               --
                                                       2003      1.000          1.223               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.465          1.407           60,868

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.272          1.273               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193               --
                                                       2005      1.019          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.244          1.278               --
                                                       2006      1.131          1.244               --
                                                       2005      1.120          1.131               --
                                                       2004      1.053          1.120               --
                                                       2003      1.000          1.053               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.430          1.478               --
                                                       2006      1.317          1.430           60,868
                                                       2005      1.226          1.317               --
                                                       2004      1.149          1.226               --
                                                       2003      1.000          1.149               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.396          1.453          130,619

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.126           28,892
                                                       2006      0.994          1.005           28,907

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.090               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093           30,070
                                                       2006      0.996          1.049           30,070

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.237          1.291               --
                                                       2005      1.204          1.237               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.650          1.794               --
                                                       2005      1.476          1.650           16,696
                                                       2004      1.267          1.476               --
                                                       2003      1.000          1.267               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.001          1.036               --
                                                       2006      0.990          1.001               --
                                                       2005      0.993          0.990               --
                                                       2004      0.983          0.993               --
                                                       2003      1.000          0.983               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.024          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.089          1.154               --
                                                       2005      1.071          1.089               --
                                                       2004      1.045          1.071               --
                                                       2003      1.000          1.045               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.242          1.296               --
                                                       2006      1.082          1.242               --
                                                       2005      0.986          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.863          3.998               --
                                                       2006      2.156          2.863               --
                                                       2005      1.598          2.156               --
                                                       2004      1.374          1.598               --
                                                       2003      1.000          1.374               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.567          1.544               --
                                                       2006      1.309          1.567               --
                                                       2005      1.265          1.309               --
                                                       2004      1.112          1.265               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      0.978          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.462          1.850               --
                                                       2005      1.383          1.462               --
                                                       2004      1.194          1.383               --
                                                       2003      0.990          1.194               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.458          1.497           41,082
                                                       2006      1.278          1.458               --
                                                       2005      1.231          1.278               --
                                                       2004      1.132          1.231               --
                                                       2003      1.000          1.132               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      0.996          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.251               --
                                                       2006      1.139          1.209               --
                                                       2005      1.143          1.139               --
                                                       2004      1.082          1.143               --
                                                       2003      1.000          1.082               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.213          1.250            6,785
                                                       2006      1.081          1.213               --
                                                       2005      0.990          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.172          1.215           24,392
                                                       2006      1.061          1.172           24,405
                                                       2005      0.983          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176               --
                                                       2006      1.047          1.135               --
                                                       2005      0.992          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.225          1.290           47,677
                                                       2006      1.146          1.225           47,677
                                                       2005      1.133          1.146           47,677
                                                       2004      1.087          1.133               --
                                                       2003      1.000          1.087               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.888          2.095               --
                                                       2006      1.571          1.888               --
                                                       2005      1.391          1.571               --
                                                       2004      1.199          1.391               --
                                                       2003      0.996          1.199               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.665          1.719               --
                                                       2006      1.513          1.665               --
                                                       2005      1.434          1.513               --
                                                       2004      1.201          1.434               --
                                                       2003      1.000          1.201               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.236          295,656
                                                       2006      1.157          1.166          295,656
                                                       2005      1.092          1.157               --
                                                       2004      1.028          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.423          1.921               --
                                                       2006      1.811          2.423               --
                                                       2005      1.608          1.811               --
                                                       2004      1.212          1.608               --
                                                       2003      1.000          1.212               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159            6,197
                                                       2005      1.070          1.097               --
                                                       2004      1.061          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.731          1.575               --
                                                       2006      1.547          1.731               --
                                                       2005      1.420          1.547               --
                                                       2004      1.209          1.420               --
                                                       2003      1.000          1.209               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.298          1.376               --
                                                       2005      1.303          1.298               --
                                                       2004      1.174          1.303               --
                                                       2003      1.000          1.174               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.179          1.226               --
                                                       2006      1.132          1.179               --
                                                       2005      1.127          1.132               --
                                                       2004      1.045          1.127               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.415          1.411               --
                                                       2006      1.255          1.415           43,535
                                                       2005      1.223          1.255           43,535
                                                       2004      1.120          1.223               --
                                                       2003      0.993          1.120               --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           103,090
                                                       2005      1.056          1.124            46,496
                                                       2004      1.000          1.056               844

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.219          1.305            93,942
                                                       2006      1.121          1.219            88,218
                                                       2005      1.067          1.121            43,079
                                                       2004      1.000          1.067             8,165

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.249          1.191           534,620
                                                       2006      1.089          1.249           468,088
                                                       2005      1.074          1.089           244,641
                                                       2004      1.000          1.074            12,643

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.188          1.295           260,320
                                                       2006      1.116          1.188           173,643
                                                       2005      1.087          1.116           117,518
                                                       2004      1.000          1.087            13,337

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.487          1.682           768,261
                                                       2006      1.250          1.487           687,284
                                                       2005      1.158          1.250           634,305
                                                       2004      1.000          1.158             5,330

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.259          1.208           689,015

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.198            29,734

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           162,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192                --
                                                       2005      1.019          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            29,814
                                                       2005      1.055          1.065            11,621
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229           515,241
                                                       2005      1.054          1.133           219,766
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.227          1.277           112,596

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.125           366,015
                                                       2006      0.994          1.005           287,199

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         2,507,299
                                                       2006      1.011          1.031         2,713,214

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.089           108,078

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.092           470,000
                                                       2006      0.996          1.049           437,104

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           982,648
                                                       2004      1.000          0.996            49,045

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077           165,274
                                                       2004      1.000          1.049               900

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           160,010
                                                       2004      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042           395,389
                                                       2005      1.034          1.031           237,592
                                                       2004      1.000          1.034            24,443

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985            78,551
                                                       2004      1.000          0.994            11,999

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.044          1.106                --
                                                       2005      1.028          1.044            26,439
                                                       2004      1.000          1.028             2,998

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           417,032

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.241          1.294           749,593
                                                       2006      1.082          1.241           417,752
                                                       2005      0.986          1.082           184,529

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.322          3.241           664,321
                                                       2006      1.749          2.322           461,008
                                                       2005      1.297          1.749           212,653
                                                       2004      1.000          1.297                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.394          1.373           998,189
                                                       2006      1.165          1.394           573,806
                                                       2005      1.127          1.165           323,924
                                                       2004      1.000          1.127            12,717

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240            41,682
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246             2,170
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.292          1.327           324,960
                                                       2006      1.134          1.292           186,226
                                                       2005      1.092          1.134           145,914
                                                       2004      1.000          1.092               485

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.138          1.138           745,610
                                                       2006      1.037          1.138           531,783
                                                       2005      0.996          1.037           136,110

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.148          1.188           486,092
                                                       2006      1.083          1.148           332,281
                                                       2005      1.087          1.083           183,990
                                                       2004      1.000          1.087            15,044

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.212          1.249         1,186,905
                                                       2006      1.081          1.212         1,073,402
                                                       2005      0.990          1.081           438,092

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.171          1.213         2,320,226
                                                       2006      1.061          1.171         2,149,431
                                                       2005      0.983          1.061         1,030,211

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.134          1.174         3,523,760
                                                       2006      1.046          1.134         2,352,055
                                                       2005      0.992          1.046           334,379

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.231            93,337
                                                       2006      1.095          1.170            93,173
                                                       2005      1.083          1.095            40,677
                                                       2004      1.000          1.083             8,076

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.589          1.763           313,466
                                                       2006      1.323          1.589            83,438
                                                       2005      1.172          1.323            28,541
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.329          1.371           663,470
                                                       2006      1.208          1.329           533,228
                                                       2005      1.146          1.208           434,277
                                                       2004      1.000          1.146             9,221

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.144          1.212           302,471
                                                       2006      1.136          1.144           229,325
                                                       2005      1.072          1.136           174,584
                                                       2004      1.000          1.072             8,531

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.972          1.563           698,401
                                                       2006      1.475          1.972           374,390
                                                       2005      1.310          1.475           204,399
                                                       2004      1.000          1.310             2,561

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096            35,054
                                                       2005      1.012          1.037            33,244
                                                       2004      1.000          1.012               525

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.407          1.279           240,083
                                                       2006      1.258          1.407           166,218
                                                       2005      1.156          1.258            99,965
                                                       2004      1.000          1.156                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105             8,543
                                                       2004      1.000          1.110                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.150          1.196           979,915
                                                       2006      1.105          1.150           818,446
                                                       2005      1.100          1.105           497,292
                                                       2004      1.000          1.100            23,582

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           110,792
                                                       2005      1.088          1.116           105,732
                                                       2004      1.000          1.088            12,050






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404           416,394
                                                       2005      1.271          1.351           446,572
                                                       2004      1.221          1.271           361,404
                                                       2003      1.000          1.221            74,704

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.574          1.684           323,822
                                                       2006      1.448          1.574           464,195
                                                       2005      1.379          1.448           517,792
                                                       2004      1.240          1.379           536,920
                                                       2003      1.000          1.240           199,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.530          1.457         1,209,522
                                                       2006      1.334          1.530         1,280,290
                                                       2005      1.317          1.334         1,207,567
                                                       2004      1.211          1.317         1,149,736
                                                       2003      1.000          1.211           352,519

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.586          1.727           627,905
                                                       2006      1.490          1.586           708,635
                                                       2005      1.452          1.490           699,155
                                                       2004      1.330          1.452           670,562
                                                       2003      1.000          1.330           271,190

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.985          2.244           839,447
                                                       2006      1.669          1.985           878,606
                                                       2005      1.547          1.669           885,241
                                                       2004      1.333          1.547           735,725
                                                       2003      1.000          1.333           146,224

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.590          1.526           610,552

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.337          1.337           483,233

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           555,333

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191                --
                                                       2005      1.018          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308           613,292
                                                       2005      1.180          1.190           631,534
                                                       2004      1.111          1.180           455,007
                                                       2003      1.000          1.111           217,412

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553           743,695
                                                       2005      1.334          1.432           819,639
                                                       2004      1.252          1.334           855,357
                                                       2003      1.000          1.252           377,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.475          1.534           438,030

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.124           437,207
                                                       2006      0.994          1.005           310,010

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         4,349,044
                                                       2006      0.994          1.013         1,615,989

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088         1,130,766

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           767,844
                                                       2006      0.996          1.048           854,687

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,548,431
                                                       2004      0.991          0.980         1,250,641
                                                       2003      1.000          0.991           312,983

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           334,168
                                                       2004      1.229          1.283           377,643
                                                       2003      1.000          1.229           152,620

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831           472,694
                                                       2004      1.408          1.639           386,948
                                                       2003      1.000          1.408            33,301

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007           728,214
                                                       2005      1.001          0.997           797,022
                                                       2004      0.992          1.001           609,296
                                                       2003      1.000          0.992           250,581

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           211,240
                                                       2004      1.024          0.997           178,298

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.151          1.218                --
                                                       2005      1.133          1.151           282,837
                                                       2004      1.106          1.133           226,707
                                                       2003      1.000          1.106            52,925

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           589,679

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.240          1.292           165,092
                                                       2006      1.081          1.240           187,865
                                                       2005      0.986          1.081           124,388

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.127          4.361           458,113
                                                       2006      2.356          3.127           377,219
                                                       2005      1.748          2.356           328,577
                                                       2004      1.505          1.748           248,330
                                                       2003      1.000          1.505            42,611

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.686          1.660           911,223
                                                       2006      1.410          1.686         1,023,551
                                                       2005      1.364          1.410           751,186
                                                       2004      1.201          1.364           636,842
                                                       2003      1.000          1.201           126,214

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239                --
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562            57,996
                                                       2004      1.278          1.480            13,891
                                                       2003      1.000          1.278             7,941

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.551          1.591         1,544,898
                                                       2006      1.361          1.551         1,206,460
                                                       2005      1.312          1.361         1,361,509
                                                       2004      1.208          1.312         1,389,532
                                                       2003      1.000          1.208           434,413

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.137          1.137           178,077
                                                       2006      1.036          1.137           242,024
                                                       2005      0.996          1.036           142,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.279          1.322         1,433,953
                                                       2006      1.207          1.279         1,619,518
                                                       2005      1.212          1.207         2,300,862
                                                       2004      1.148          1.212         2,487,816
                                                       2003      1.000          1.148         1,124,041

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.211          1.247            67,074
                                                       2006      1.080          1.211            80,909
                                                       2005      0.989          1.080             4,746

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.170          1.211           862,048
                                                       2006      1.061          1.170           831,713
                                                       2005      0.983          1.061           207,570

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.133          1.172         1,189,830
                                                       2006      1.046          1.133           755,026
                                                       2005      0.992          1.046           107,925

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.292          1.359           346,452
                                                       2006      1.210          1.292           355,044
                                                       2005      1.197          1.210           499,326
                                                       2004      1.149          1.197           548,642
                                                       2003      1.000          1.149           279,238

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.018          2.237           428,777
                                                       2006      1.681          2.018           712,617
                                                       2005      1.490          1.681           182,026
                                                       2004      1.285          1.490           104,891
                                                       2003      1.000          1.285           172,623

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.822          1.880           663,378
                                                       2006      1.658          1.822           729,027
                                                       2005      1.572          1.658           898,865
                                                       2004      1.319          1.572           739,522
                                                       2003      1.000          1.319           296,115

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.231           747,857
                                                       2006      1.155          1.163           802,328
                                                       2005      1.091          1.155           607,804
                                                       2004      1.028          1.091           362,695

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.504          1.984           420,288
                                                       2006      1.874          2.504           622,287
                                                       2005      1.666          1.874           606,919
                                                       2004      1.256          1.666           613,969
                                                       2003      1.000          1.256           204,599

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           202,341
                                                       2005      1.069          1.095           208,372
                                                       2004      1.061          1.069           189,758

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.927          1.751           382,788
                                                       2006      1.724          1.927           422,101
                                                       2005      1.585          1.724           349,541
                                                       2004      1.350          1.585           410,789
                                                       2003      1.000          1.350           107,851

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           234,345
                                                       2004      1.281          1.420           242,393
                                                       2003      1.000          1.281           138,991

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.220          1.268         1,299,417
                                                       2006      1.173          1.220         1,417,746
                                                       2005      1.169          1.173         1,481,127
                                                       2004      1.085          1.169         1,103,963
                                                       2003      1.000          1.085           173,043

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496           512,448
                                                       2005      1.295          1.327           550,876
                                                       2004      1.187          1.295           546,256
                                                       2003      1.000          1.187            74,180






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          190,377
                                                       2005      1.270          1.350           57,659
                                                       2004      1.220          1.270           55,738
                                                       2003      1.000          1.220           36,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.571          1.680           43,824
                                                       2006      1.446          1.571           70,500
                                                       2005      1.378          1.446           71,993
                                                       2004      1.239          1.378           73,592
                                                       2003      1.000          1.239           66,556

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454          245,202
                                                       2006      1.332          1.527          364,809
                                                       2005      1.316          1.332          341,548
                                                       2004      1.211          1.316          183,238
                                                       2003      1.000          1.211           29,461

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.583          1.723           85,956
                                                       2006      1.488          1.583          119,896
                                                       2005      1.451          1.488           79,075
                                                       2004      1.330          1.451           46,779
                                                       2003      1.000          1.330            8,707

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           86,019
                                                       2006      1.667          1.982           94,875
                                                       2005      1.546          1.667           48,118
                                                       2004      1.333          1.546            9,059
                                                       2003      1.000          1.333            3,495

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.522          190,650

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334           63,842

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614              796

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190               --
                                                       2005      1.018          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           65,655
                                                       2005      1.179          1.188           67,637
                                                       2004      1.110          1.179           69,791
                                                       2003      1.000          1.110           43,872

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550          198,987
                                                       2005      1.333          1.430          193,029
                                                       2004      1.252          1.333          164,993
                                                       2003      1.000          1.252           12,843

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531          185,571

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.123          346,254
                                                       2006      0.994          1.004          348,084

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040          122,401
                                                       2006      0.993          1.011          122,004

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.090          269,998
                                                       2006      0.996          1.048          332,675

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          229,111
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315          171,811
                                                       2004      1.228          1.281          165,141
                                                       2003      1.000          1.228           32,569

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828          174,308
                                                       2004      1.407          1.638          144,105
                                                       2003      1.000          1.407           17,668

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           10,670
                                                       2005      1.000          0.996            9,844
                                                       2004      0.991          1.000            9,570
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      1.024          0.997               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149               --
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           11,054

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.239          1.290           35,872
                                                       2006      1.081          1.239           40,812
                                                       2005      0.986          1.081           13,622

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.121          4.350           32,354
                                                       2006      2.353          3.121           34,458
                                                       2005      1.747          2.353           25,637
                                                       2004      1.504          1.747           12,218
                                                       2003      1.000          1.504            8,367

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.656           77,885
                                                       2006      1.408          1.683          218,037
                                                       2005      1.363          1.408          231,103
                                                       2004      1.200          1.363          117,136
                                                       2003      1.000          1.200          119,366

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.977          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            1,594
                                                       2004      1.278          1.478            1,597
                                                       2003      1.000          1.278               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.548          1.588           86,173
                                                       2006      1.359          1.548           40,463
                                                       2005      1.311          1.359           40,727
                                                       2004      1.208          1.311           40,836
                                                       2003      1.000          1.208           15,280

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.136          1.135           50,866
                                                       2006      1.036          1.136           70,425
                                                       2005      0.996          1.036           85,592

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.277          1.319          344,942
                                                       2006      1.205          1.277          438,612
                                                       2005      1.211          1.205          450,737
                                                       2004      1.148          1.211          453,688
                                                       2003      1.000          1.148           44,674

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.210          1.245               --
                                                       2006      1.080          1.210               --
                                                       2005      0.989          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.169          1.210          195,767
                                                       2006      1.060          1.169          113,340
                                                       2005      0.983          1.060               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171          248,905
                                                       2006      1.045          1.132          183,481
                                                       2005      0.992          1.045          123,038

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.289          1.355          104,786
                                                       2006      1.208          1.289          104,811
                                                       2005      1.196          1.208           12,915
                                                       2004      1.149          1.196           20,367
                                                       2003      1.000          1.149            8,812

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.014          2.232           17,740
                                                       2006      1.679          2.014           18,680
                                                       2005      1.489          1.679            2,728
                                                       2004      1.284          1.489            2,733
                                                       2003      1.000          1.284               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.819          1.875           49,467
                                                       2006      1.655          1.819          117,988
                                                       2005      1.571          1.655          140,606
                                                       2004      1.318          1.571           28,881
                                                       2003      1.000          1.318           16,574

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.229               --
                                                       2006      1.154          1.161           11,879
                                                       2005      1.090          1.154           11,879
                                                       2004      1.028          1.090               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.500          1.979          112,110
                                                       2006      1.871          2.500          123,052
                                                       2005      1.664          1.871          129,963
                                                       2004      1.256          1.664          140,554
                                                       2003      1.000          1.256            8,492

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           32,939
                                                       2005      1.069          1.094               --
                                                       2004      1.061          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.923          1.747           70,359
                                                       2006      1.722          1.923           96,279
                                                       2005      1.583          1.722          104,867
                                                       2004      1.349          1.583           76,513
                                                       2003      1.000          1.349           65,290

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411            1,595
                                                       2004      1.280          1.418            1,597
                                                       2003      1.000          1.280               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.218          1.265           55,315
                                                       2006      1.171          1.218           78,121
                                                       2005      1.167          1.171          124,011
                                                       2004      1.085          1.167           90,059
                                                       2003      1.000          1.085           85,323

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           52,762
                                                       2005      1.294          1.326           54,568
                                                       2004      1.187          1.294           36,753
                                                       2003      1.000          1.187           34,614

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318              5,071
                                                       2005      1.196          1.271              4,665
                                                       2004      1.150          1.196                 --
                                                       2003      1.000          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.424          1.522             30,058
                                                       2006      1.311          1.424             30,078
                                                       2005      1.250          1.311             18,084
                                                       2004      1.125          1.250                 --
                                                       2003      1.004          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.447          1.377            178,119
                                                       2006      1.263          1.447            123,344
                                                       2005      1.248          1.263             40,761
                                                       2004      1.149          1.248             15,963
                                                       2003      1.000          1.149                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.452          1.580             66,629
                                                       2006      1.365          1.452             61,641
                                                       2005      1.332          1.365             33,449
                                                       2004      1.221          1.332             13,077
                                                       2003      1.000          1.221                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.804          2.037            383,034
                                                       2006      1.518          1.804            240,657
                                                       2005      1.409          1.518            240,002
                                                       2004      1.215          1.409                 --
                                                       2003      1.000          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.453          1.394            191,388

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.262          1.262          1,059,224

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459             64,155

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             36,756
                                                       2005      1.018          1.031                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            571,536
                                                       2005      1.117          1.125                 --
                                                       2004      1.052          1.117                 --
                                                       2003      1.000          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            155,484
                                                       2005      1.222          1.311             30,519
                                                       2004      1.148          1.222                 --
                                                       2003      1.000          1.148                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.385          1.440              5,202

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.122             82,244
                                                       2006      0.994          1.004             72,558

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040          1,335,803
                                                       2006      0.993          1.012          1,621,168

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.110          1.087            137,699

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089            153,655
                                                       2006      0.996          1.047            159,641

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987            448,027
                                                       2004      0.992          0.980            270,004
                                                       2003      1.000          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231             15,372
                                                       2004      1.151          1.200             15,509
                                                       2003      1.000          1.151                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642             32,542
                                                       2004      1.265          1.472                439
                                                       2003      1.000          1.265                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994             62,657
                                                       2005      0.990          0.985             51,848
                                                       2004      0.982          0.990              1,733
                                                       2003      1.000          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986                 --
                                                       2004      1.024          0.996                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.084          1.146                 --
                                                       2005      1.068          1.084            176,358
                                                       2004      1.044          1.068                 --
                                                       2003      1.000          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            189,034

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.238          1.289            384,520
                                                       2006      1.080          1.238            364,624
                                                       2005      0.986          1.080             48,517

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.843          3.962            101,574
                                                       2006      2.145          2.843             76,874
                                                       2005      1.593          2.145             45,940
                                                       2004      1.372          1.593                 --
                                                       2003      1.000          1.372                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.556          1.530            146,626
                                                       2006      1.302          1.556            102,535
                                                       2005      1.261          1.302             34,858
                                                       2004      1.111          1.261              1,953
                                                       2003      1.000          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              3,398
                                                       2005      0.977          1.060             19,224

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             11,239
                                                       2004      1.193          1.379                 --
                                                       2003      0.990          1.193                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.448          1.484             39,509
                                                       2006      1.272          1.448             18,330
                                                       2005      1.227          1.272             22,057
                                                       2004      1.131          1.227                 --
                                                       2003      1.000          1.131                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.135          1.133            660,242
                                                       2006      1.035          1.135            391,488
                                                       2005      0.996          1.035                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.200          1.239            322,552
                                                       2006      1.133          1.200            164,078
                                                       2005      1.139          1.133              7,137
                                                       2004      1.081          1.139                 --
                                                       2003      1.000          1.081                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.208          1.243            226,068
                                                       2006      1.079          1.208            178,542
                                                       2005      0.989          1.079             24,920

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.168          1.208         25,441,116
                                                       2006      1.060          1.168         16,802,370
                                                       2005      0.983          1.060            484,871

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169         12,951,480
                                                       2006      1.045          1.131          7,654,407
                                                       2005      0.992          1.045            252,212

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.216          1.278            148,382
                                                       2006      1.140          1.216             16,645
                                                       2005      1.129          1.140                 --
                                                       2004      1.086          1.129                 --
                                                       2003      1.000          1.086                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.875          2.077             48,904
                                                       2006      1.563          1.875             46,428
                                                       2005      1.387          1.563             13,700
                                                       2004      1.197          1.387                 --
                                                       2003      0.996          1.197                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.653          1.704            130,212
                                                       2006      1.505          1.653            104,780
                                                       2005      1.430          1.505             41,160
                                                       2004      1.200          1.430             12,545
                                                       2003      1.000          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.160          1.227             64,399
                                                       2006      1.153          1.160             55,439
                                                       2005      1.090          1.153              5,021
                                                       2004      1.028          1.090                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.406          1.904             72,372
                                                       2006      1.802          2.406             62,116
                                                       2005      1.603          1.802             27,438
                                                       2004      1.211          1.603                788
                                                       2003      1.000          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             12,074
                                                       2005      1.068          1.093                 --
                                                       2004      1.061          1.068                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.719          1.560             38,149
                                                       2006      1.539          1.719             49,532
                                                       2005      1.416          1.539             18,165
                                                       2004      1.207          1.416                 --
                                                       2003      1.000          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291                 --
                                                       2004      1.173          1.299                 --
                                                       2003      1.000          1.173                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.170          1.215          1,338,756
                                                       2006      1.126          1.170            425,438
                                                       2005      1.123          1.126             77,227
                                                       2004      1.044          1.123             16,936
                                                       2003      1.000          1.044                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405             27,261
                                                       2005      1.219          1.248             20,307
                                                       2004      1.119          1.219                 --
                                                       2003      0.993          1.119                 --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169               --
                                                       2005      1.062          1.127               --
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.253          1.339           13,540
                                                       2006      1.155          1.253               --
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.260          1.199           15,322
                                                       2006      1.101          1.260           10,032
                                                       2005      1.088          1.101            7,955
                                                       2004      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.206          1.311           10,366
                                                       2006      1.134          1.206            7,851
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.475          1.665               --
                                                       2006      1.242          1.475               --
                                                       2005      1.153          1.242               --
                                                       2004      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.232          1.181           76,228

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.179          1.178               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      1.018          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154               --
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204           51,528
                                                       2005      1.037          1.112            8,278
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.228          1.276               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.121           64,759
                                                       2006      0.994          1.003           61,886

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049            3,224
                                                       2006      1.003          1.022               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.086          104,998

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088           52,179
                                                       2006      0.996          1.047           51,677

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997               --
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092            8,108
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299            7,189
                                                       2004      1.000          1.165               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996               --
                                                       2005      0.992          0.987               --
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      1.024          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.094               --
                                                       2005      1.020          1.035               --
                                                       2004      1.000          1.020               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.237          1.287           57,785
                                                       2006      1.080          1.237               --
                                                       2005      0.986          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.037          2.837           42,036
                                                       2006      1.537          2.037           27,146
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      0.977          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.300          1.332               --
                                                       2006      1.143          1.300               --
                                                       2005      1.103          1.143               --
                                                       2004      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.134          1.132           15,812
                                                       2006      1.035          1.134               --
                                                       2005      0.996          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.085          1.120               --
                                                       2006      1.025          1.085               --
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      0.989          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.983          1.059               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.992          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.158          1.224               --
                                                       2006      1.152          1.158               --
                                                       2005      1.089          1.152               --
                                                       2004      1.028          1.089               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.859          1.470           46,700
                                                       2006      1.393          1.859           30,480
                                                       2005      1.240          1.393            6,621
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            2,344
                                                       2005      1.068          1.092               --
                                                       2004      1.061          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.378          1.251           34,778
                                                       2006      1.235          1.378            5,080
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.101          1.143           11,242
                                                       2006      1.060          1.101               --
                                                       2005      1.058          1.060               --
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253               --
                                                       2005      1.088          1.113               --
                                                       2004      1.000          1.088               --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           473,301
                                                       2005      1.267          1.344           476,742
                                                       2004      1.219          1.267           457,426
                                                       2003      1.000          1.219           128,865

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.563          1.669           193,067
                                                       2006      1.441          1.563           199,857
                                                       2005      1.374          1.441           195,658
                                                       2004      1.238          1.374           180,764
                                                       2003      1.000          1.238            19,208

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.518          1.444           794,275
                                                       2006      1.327          1.518           850,577
                                                       2005      1.312          1.327           882,683
                                                       2004      1.210          1.312           855,680
                                                       2003      1.000          1.210           302,021

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.574          1.711           304,992
                                                       2006      1.482          1.574           355,821
                                                       2005      1.447          1.482           360,559
                                                       2004      1.328          1.447           365,658
                                                       2003      1.000          1.328           177,710

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.971          2.224           313,231
                                                       2006      1.661          1.971           352,967
                                                       2005      1.542          1.661           336,958
                                                       2004      1.331          1.542           302,044
                                                       2003      1.000          1.331            93,864

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.577          1.512           746,719

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.326          1.325           129,758

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602           127,981

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187               532
                                                       2005      1.017          1.030                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           130,903
                                                       2005      1.176          1.183           144,409
                                                       2004      1.109          1.176           136,568
                                                       2003      1.000          1.109            65,191

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542           849,780
                                                       2005      1.329          1.424           870,547
                                                       2004      1.250          1.329           825,312
                                                       2003      1.000          1.250           258,579

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.463          1.520           363,557

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.120           234,750
                                                       2006      0.994          1.003           218,926

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033           736,288
                                                       2006      0.988          1.006           650,299

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.085           267,083

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.087           558,962
                                                       2006      0.996          1.047           565,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982           380,021
                                                       2004      0.989          0.977           473,317
                                                       2003      1.000          0.989            14,082

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           203,031
                                                       2004      1.227          1.278           213,927
                                                       2003      1.000          1.227            81,960

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           297,416
                                                       2004      1.406          1.634           293,434
                                                       2003      1.000          1.406            77,896

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           595,159
                                                       2005      0.997          0.992           600,036
                                                       2004      0.991          0.997           575,654
                                                       2003      1.000          0.991           271,430

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985            41,869
                                                       2004      1.024          0.996            41,346

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.144          1.209                --
                                                       2005      1.129          1.144           191,246
                                                       2004      1.105          1.129           178,277
                                                       2003      1.000          1.105            57,723

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           538,908

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.236          1.285            98,599
                                                       2006      1.080          1.236            97,196
                                                       2005      0.986          1.080            35,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.104          4.320           208,058
                                                       2006      2.344          3.104           206,874
                                                       2005      1.743          2.344           214,398
                                                       2004      1.503          1.743           199,365
                                                       2003      1.000          1.503            10,906

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.674          1.644           802,128
                                                       2006      1.402          1.674           801,231
                                                       2005      1.360          1.402         1,064,054
                                                       2004      1.199          1.360           814,124
                                                       2003      1.000          1.199           384,020

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234                --
                                                       2005      0.977          1.059                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554            46,376
                                                       2004      1.277          1.475            58,519
                                                       2003      1.000          1.277            24,796

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.540          1.577         1,200,453
                                                       2006      1.354          1.540         1,102,558
                                                       2005      1.308          1.354         1,129,293
                                                       2004      1.207          1.308         1,116,623
                                                       2003      1.000          1.207           389,324

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.133          1.130            31,624
                                                       2006      1.035          1.133            13,883
                                                       2005      0.996          1.035             6,104

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.270          1.310         1,541,765
                                                       2006      1.200          1.270         1,746,679
                                                       2005      1.208          1.200         1,715,716
                                                       2004      1.147          1.208         1,714,187
                                                       2003      1.000          1.147           758,360

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.206          1.240           160,649
                                                       2006      1.079          1.206           160,841
                                                       2005      0.989          1.079           161,058

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.166          1.205           636,020
                                                       2006      1.059          1.166           660,804
                                                       2005      0.983          1.059           685,197

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.129          1.166           713,734
                                                       2006      1.044          1.129           624,100
                                                       2005      0.992          1.044           428,960

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.282          1.346           291,449
                                                       2006      1.203          1.282           307,025
                                                       2005      1.193          1.203           299,510
                                                       2004      1.148          1.193           300,139
                                                       2003      1.000          1.148           138,078

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      2.003          2.217           207,466
                                                       2006      1.672          2.003           209,950
                                                       2005      1.485          1.672           156,277
                                                       2004      1.283          1.485           110,922
                                                       2003      1.000          1.283            18,951

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.809          1.862           708,692
                                                       2006      1.649          1.809           766,811
                                                       2005      1.567          1.649           800,785
                                                       2004      1.317          1.567           711,316
                                                       2003      1.000          1.317           375,708

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.157          1.222           185,789
                                                       2006      1.151          1.157           196,861
                                                       2005      1.089          1.151           248,756
                                                       2004      1.028          1.089           223,102

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.486          1.965           196,317
                                                       2006      1.864          2.486           205,079
                                                       2005      1.660          1.864           213,396
                                                       2004      1.255          1.660           221,119
                                                       2003      1.000          1.255           108,735

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150            29,574
                                                       2005      1.067          1.091            39,085
                                                       2004      1.061          1.067            37,777

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.913          1.735           420,227
                                                       2006      1.715          1.913           467,265
                                                       2005      1.579          1.715           450,323
                                                       2004      1.348          1.579           450,978
                                                       2003      1.000          1.348           234,601

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            50,669
                                                       2004      1.279          1.415            58,833
                                                       2003      1.000          1.279            50,082

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.211          1.256         1,069,454
                                                       2006      1.166          1.211         1,163,113
                                                       2005      1.165          1.166         1,125,234
                                                       2004      1.084          1.165         1,094,532
                                                       2003      1.000          1.084           281,928

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           365,205
                                                       2005      1.291          1.320           364,430
                                                       2004      1.186          1.291           314,441
                                                       2003      1.000          1.186            12,737






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.257          1.195             23,472
                                                       2006      1.099          1.257             23,472
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.228          1.177             24,358

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.176          1.174            301,049

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      1.017          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151             34,605
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201             24,358
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.224          1.271                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045          1,840,484
                                                       2006      1.001          1.019          1,168,622

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.084            159,837

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993             23,449
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      1.024          0.995                 --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            115,442

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.235          1.283             24,311
                                                       2006      1.079          1.235             24,311
                                                       2005      0.986          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.031          2.826             15,081
                                                       2006      1.534          2.031             15,081
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.391          1.366             21,349
                                                       2006      1.166          1.391             21,349
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.977          1.058                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.132          1.129            636,631
                                                       2006      1.034          1.132            269,269
                                                       2005      0.996          1.034                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.082          1.116            304,921
                                                       2006      1.023          1.082            115,133
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      0.989          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.165          1.203         32,010,581
                                                       2006      1.058          1.165         15,830,366
                                                       2005      0.982          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164          8,306,053
                                                       2006      1.044          1.128          4,243,986
                                                       2005      0.992          1.044                 --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.028          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.061          1.067                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.098          1.139            402,689
                                                       2006      1.058          1.098            148,095
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            15,339
                                                       2005      1.054          1.118            14,745
                                                       2004      1.000          1.054             7,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.209          1.289            14,402
                                                       2006      1.115          1.209            14,806
                                                       2005      1.065          1.115            14,744
                                                       2004      1.000          1.065             7,466

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.238          1.176            27,764
                                                       2006      1.083          1.238            26,610
                                                       2005      1.072          1.083            22,036
                                                       2004      1.000          1.072             7,444

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.178          1.279           107,410
                                                       2006      1.110          1.178             6,835
                                                       2005      1.085          1.110             6,838
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.474          1.661           746,617
                                                       2006      1.243          1.474           853,437
                                                       2005      1.156          1.243           552,169
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.246          1.194             6,940

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.185          1.183            62,591

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223           214,247

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      1.017          1.029                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161                --
                                                       2005      1.053          1.059                --
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218             6,940
                                                       2005      1.052          1.127             6,943
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.215          1.262            14,282

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.118           184,702
                                                       2006      0.994          1.002             7,741

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048           588,972
                                                       2006      1.005          1.022            14,545

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.083                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           251,720
                                                       2006      0.996          1.046            47,440

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998             3,336
                                                       2004      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071             6,895
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            34,425
                                                       2004      1.000          1.169             6,993

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            21,235
                                                       2005      1.032          1.026            19,655
                                                       2004      1.000          1.032             7,393

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980                --
                                                       2004      1.000          0.992                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.039          1.097                --
                                                       2005      1.026          1.039                --
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           157,384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.234          1.281           213,317
                                                       2006      1.079          1.234            75,396
                                                       2005      0.986          1.079            76,912

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.302          3.201           337,844
                                                       2006      1.740          2.302            60,738
                                                       2005      1.295          1.740            55,647
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.382          1.356           171,806
                                                       2006      1.159          1.382            44,436
                                                       2005      1.125          1.159            45,947
                                                       2004      1.000          1.125             7,107

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232                --
                                                       2005      0.977          1.058                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239                --
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.281          1.310           141,248
                                                       2006      1.128          1.281            76,205
                                                       2005      1.090          1.128            77,759
                                                       2004      1.000          1.090            10,959

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.131          1.127            54,219
                                                       2006      1.034          1.131            45,872
                                                       2005      0.996          1.034            40,471

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.138          1.173                --
                                                       2006      1.077          1.138                --
                                                       2005      1.085          1.077                --
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.204          1.236         1,375,664
                                                       2006      1.078          1.204         1,240,245
                                                       2005      0.989          1.078           103,019

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.164          1.201         1,392,333
                                                       2006      1.058          1.164           879,637
                                                       2005      0.982          1.058           591,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.127          1.163         1,225,476
                                                       2006      1.043          1.127         1,172,529
                                                       2005      0.992          1.043           856,788

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.159          1.216                --
                                                       2006      1.089          1.159                --
                                                       2005      1.081          1.089                --
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.575          1.741            37,135
                                                       2006      1.316          1.575            24,304
                                                       2005      1.170          1.316             6,399
                                                       2004      1.000          1.170                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.317          1.354            20,430
                                                       2006      1.202          1.317            49,515
                                                       2005      1.143          1.202            41,285
                                                       2004      1.000          1.143                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.134          1.197           148,137
                                                       2006      1.130          1.134            46,692
                                                       2005      1.070          1.130            47,259
                                                       2004      1.000          1.070                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.954          1.543             3,814
                                                       2006      1.467          1.954                --
                                                       2005      1.308          1.467                --
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            12,588
                                                       2005      1.010          1.032             2,708
                                                       2004      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.395          1.264            11,392
                                                       2006      1.251          1.395            34,319
                                                       2005      1.154          1.251            16,513
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099            11,192
                                                       2004      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.140          1.181            63,284
                                                       2006      1.099          1.140            33,307
                                                       2005      1.098          1.099            25,601
                                                       2004      1.000          1.098            10,612

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            21,079
                                                       2005      1.086          1.110            21,072
                                                       2004      1.000          1.086             7,336






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.383          1.470                --
                                                       2006      1.337          1.383            79,628
                                                       2005      1.263          1.337            77,429
                                                       2004      1.217          1.263            55,053
                                                       2003      1.000          1.217            17,132

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.551          1.653           222,706
                                                       2006      1.433          1.551           224,993
                                                       2005      1.370          1.433           227,045
                                                       2004      1.237          1.370           228,349
                                                       2003      1.000          1.237            53,264

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.507          1.430           403,973
                                                       2006      1.319          1.507           501,837
                                                       2005      1.308          1.319           473,260
                                                       2004      1.208          1.308           446,328
                                                       2003      1.000          1.208           256,644

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.563          1.695            70,114
                                                       2006      1.474          1.563            72,916
                                                       2005      1.442          1.474            99,309
                                                       2004      1.326          1.442            71,624
                                                       2003      1.000          1.326             7,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.957          2.203           235,719
                                                       2006      1.652          1.957           277,063
                                                       2005      1.537          1.652           138,831
                                                       2004      1.330          1.537           117,899
                                                       2003      1.000          1.330            19,832

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.565          1.498           167,413

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.316          1.312           253,111

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587             6,686

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.182          1.235                --
                                                       2006      1.028          1.182                --
                                                       2005      1.016          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.289          1.321                --
                                                       2006      1.177          1.289           229,077
                                                       2005      1.172          1.177           203,604
                                                       2004      1.108          1.172           197,526
                                                       2003      1.000          1.108            88,478

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.530          1.579                --
                                                       2006      1.417          1.530           180,242
                                                       2005      1.325          1.417           184,766
                                                       2004      1.249          1.325           185,920
                                                       2003      1.000          1.249            96,304

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.452          1.506            40,771

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.117           130,940
                                                       2006      0.994          1.002           138,960

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023         1,339,539
                                                       2006      0.982          0.999           229,926

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.107          1.081            78,098

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084            82,641
                                                       2006      0.996          1.045           167,578

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           175,158
                                                       2004      0.988          0.973           244,288
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.303          1.358                --
                                                       2005      1.274          1.303           105,986
                                                       2004      1.225          1.274           112,203
                                                       2003      1.000          1.225            72,815

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.811          1.966                --
                                                       2005      1.628          1.811            73,067
                                                       2004      1.404          1.628            50,029
                                                       2003      1.000          1.404            24,647

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.022                --
                                                       2006      0.987          0.993           157,452
                                                       2005      0.994          0.987           155,658
                                                       2004      0.989          0.994           153,578
                                                       2003      1.000          0.989             6,698

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.981          1.094                --
                                                       2005      0.994          0.981             9,942
                                                       2004      1.024          0.994             5,891

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.138          1.201                --
                                                       2005      1.125          1.138         1,199,243
                                                       2004      1.103          1.125         1,240,747
                                                       2003      1.000          1.103           869,720

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           169,362

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.232          1.278           419,339
                                                       2006      1.078          1.232           445,126
                                                       2005      0.986          1.078           237,014

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.081          4.280            36,659
                                                       2006      2.331          3.081            59,392
                                                       2005      1.737          2.331            67,355
                                                       2004      1.501          1.737            47,838
                                                       2003      1.000          1.501            13,750

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.661          1.629           291,561
                                                       2006      1.395          1.661           301,568
                                                       2005      1.355          1.395           328,596
                                                       2004      1.197          1.355           331,048
                                                       2003      1.000          1.197            62,477

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                --
                                                       2006      1.057          1.230                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.546          1.947                --
                                                       2005      1.470          1.546             6,124
                                                       2004      1.275          1.470                --
                                                       2003      1.000          1.275                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.529          1.562           181,311
                                                       2006      1.347          1.529           211,130
                                                       2005      1.304          1.347           215,634
                                                       2004      1.205          1.304           181,256
                                                       2003      1.000          1.205            81,704

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.129          1.124           413,900
                                                       2006      1.033          1.129           349,710
                                                       2005      0.996          1.033           109,171

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.260          1.298           950,962
                                                       2006      1.194          1.260         1,030,106
                                                       2005      1.204          1.194         1,466,238
                                                       2004      1.145          1.204         1,854,769
                                                       2003      1.000          1.145         1,355,872

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.202          1.233            40,846
                                                       2006      1.077          1.202            40,878
                                                       2005      0.989          1.077            40,915

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.162          1.198         7,539,164
                                                       2006      1.057          1.162         3,885,555
                                                       2005      0.982          1.057           108,254

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.125          1.159         2,452,462
                                                       2006      1.043          1.125         2,384,444
                                                       2005      0.992          1.043           533,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.273          1.333            57,051
                                                       2006      1.197          1.273            67,062
                                                       2005      1.189          1.197            67,248
                                                       2004      1.146          1.189            67,408
                                                       2003      1.000          1.146             4,572

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.989          2.196           205,897
                                                       2006      1.663          1.989           217,805
                                                       2005      1.480          1.663           208,918
                                                       2004      1.282          1.480           196,101
                                                       2003      1.000          1.282             2,286

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.796          1.845           254,784
                                                       2006      1.640          1.796           264,819
                                                       2005      1.562          1.640           265,245
                                                       2004      1.315          1.562           228,370
                                                       2003      1.000          1.315            85,990

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.213           180,773
                                                       2006      1.147          1.150           170,231
                                                       2005      1.087          1.147           177,394
                                                       2004      1.028          1.087             5,482

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      2.468          1.947            96,860
                                                       2006      1.854          2.468           109,529
                                                       2005      1.655          1.854           110,071
                                                       2004      1.253          1.655           103,951
                                                       2003      1.000          1.253            61,196

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                --
                                                       2006      1.087          1.143            21,339
                                                       2005      1.066          1.087            27,674
                                                       2004      1.061          1.066             4,247

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.899          1.719           196,895
                                                       2006      1.706          1.899           212,368
                                                       2005      1.574          1.706           215,877
                                                       2004      1.346          1.574           215,985
                                                       2003      1.000          1.346            42,069

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.398          1.479                --
                                                       2005      1.410          1.398            24,107
                                                       2004      1.277          1.410             4,504
                                                       2003      1.000          1.277               576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.202          1.245           159,090
                                                       2006      1.160          1.202           232,939
                                                       2005      1.161          1.160           226,934
                                                       2004      1.082          1.161           226,037
                                                       2003      1.000          1.082            91,426

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.474          1.464                --
                                                       2006      1.313          1.474           109,113
                                                       2005      1.287          1.313           108,416
                                                       2004      1.184          1.287            65,866
                                                       2003      1.000          1.184            39,816






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.145                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.129          1.125            13,171

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      1.016          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106            86,821
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.165          1.209                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.050             5,481
                                                       2006      1.009          1.026                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.080                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083                --
                                                       2006      0.996          1.045                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             2,907

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.986          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.128          1.122           129,308
                                                       2006      1.033          1.128            97,114
                                                       2005      0.996          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.044          1.074            66,824
                                                       2006      0.989          1.044            26,097
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      0.989          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.161          1.196         2,096,147
                                                       2006      1.057          1.161         1,001,661
                                                       2005      0.982          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.124          1.158         3,003,539
                                                       2006      1.042          1.124         1,132,754
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.030          1.066           194,339
                                                       2006      0.995          1.030           194,189
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152               --
                                                       2005      1.053          1.114               --
                                                       2004      1.000          1.053               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.203          1.280               --
                                                       2006      1.112          1.203               --
                                                       2005      1.064          1.112               --
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.232          1.168               --
                                                       2006      1.079          1.232               --
                                                       2005      1.071          1.079               --
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.172          1.270               --
                                                       2006      1.106          1.172               --
                                                       2005      1.083          1.106               --
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.467          1.650               --
                                                       2006      1.239          1.467            9,086
                                                       2005      1.154          1.239            9,092
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.239          1.185           19,162

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.178          1.175               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180               --
                                                       2005      1.015          1.027               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155               --
                                                       2005      1.052          1.056               --
                                                       2004      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212               --
                                                       2005      1.051          1.123               --
                                                       2004      1.000          1.051               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.208          1.253               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.115               --
                                                       2006      0.994          1.001               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.040           24,947
                                                       2006      1.001          1.016           24,809

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.082           21,083
                                                       2006      0.996          1.045               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995           22,497
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297               --
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028               --
                                                       2005      1.031          1.023               --
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977               --
                                                       2004      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           18,280

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.229          1.274               --
                                                       2006      1.077          1.229               --
                                                       2005      0.986          1.077               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.290          3.178              653
                                                       2006      1.734          2.290               --
                                                       2005      1.294          1.734               --
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.375          1.347           15,597
                                                       2006      1.155          1.375               --
                                                       2005      1.124          1.155               --
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228               --
                                                       2005      0.977          1.056               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.274          1.301               --
                                                       2006      1.124          1.274               --
                                                       2005      1.089          1.124               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.127          1.121           20,724
                                                       2006      1.032          1.127               --
                                                       2005      0.996          1.032               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.132          1.165               --
                                                       2006      1.074          1.132               --
                                                       2005      1.084          1.074               --
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      0.989          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.160          1.195          375,305
                                                       2006      1.056          1.160          398,628
                                                       2005      0.982          1.056            7,802

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.123          1.156            7,782
                                                       2006      1.042          1.123            7,816
                                                       2005      0.992          1.042            7,848

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.153          1.207               --
                                                       2006      1.086          1.153               --
                                                       2005      1.080          1.086               --
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.567          1.729           16,337
                                                       2006      1.312          1.567               --
                                                       2005      1.169          1.312               --
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.310          1.345               --
                                                       2006      1.198          1.310               --
                                                       2005      1.142          1.198               --
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.128          1.189               --
                                                       2006      1.127          1.128               --
                                                       2005      1.069          1.127               --
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.945          1.533               --
                                                       2006      1.462          1.945               --
                                                       2005      1.306          1.462               --
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081               --
                                                       2005      1.009          1.029               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.388          1.255               --
                                                       2006      1.248          1.388               --
                                                       2005      1.152          1.248               --
                                                       2004      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.134          1.173               --
                                                       2006      1.095          1.134               --
                                                       2005      1.097          1.095               --
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240               --
                                                       2005      1.085          1.106               --
                                                       2004      1.000          1.085               --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048                --
                                                       2006      1.000          0.987                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.038          1.103                --
                                                       2006      1.000          1.038                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.109          1.050                --
                                                       2006      1.000          1.109                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.995          1.078                --
                                                       2006      1.000          0.995                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.135          1.276                --
                                                       2006      1.000          1.135                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.048          1.002                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.091          1.086            72,251

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.146          1.089                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.104          1.153                --
                                                       2006      1.000          1.104                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.096                --
                                                       2006      1.000          1.069            32,364

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.026          1.058                --
                                                       2006      1.000          1.026                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.035          1.073                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.113                --
                                                       2006      0.994          1.000                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.042           193,559
                                                       2006      1.004          1.019           107,911

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.078                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.034                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.035                --
                                                       2006      1.000          1.007            22,693

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.086                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            20,641

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.102          1.141                --
                                                       2006      1.000          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.182          1.639                --
                                                       2006      1.000          1.182                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.152          1.127                --
                                                       2006      1.000          1.152                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208                --
                                                       2006      1.000          1.108                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.192                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.101          1.123                --
                                                       2006      1.000          1.101                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.075          1.069            90,439
                                                       2006      1.000          1.075            46,200

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.045          1.074            21,369
                                                       2006      1.000          1.045            22,533

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.072          1.097                --
                                                       2006      1.000          1.072                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.062          1.093         1,043,250
                                                       2006      1.000          1.062           766,070

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.051          1.081           949,199
                                                       2006      1.000          1.051           836,456

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.056          1.104                --
                                                       2006      1.000          1.056                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.124          1.238                --
                                                       2006      1.000          1.124                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.066          1.093                --
                                                       2006      1.000          1.066                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.984          1.035                --
                                                       2006      1.000          0.984                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.247          0.982                --
                                                       2006      1.000          1.247                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177                --
                                                       2006      1.000          1.005                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.037          0.937                --
                                                       2006      1.000          1.037                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.030          1.064           236,606
                                                       2006      1.000          1.030            62,859

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.082          1.073                --
                                                       2006      1.000          1.082                --






            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.107          1.175               --
                                                       2006      1.072          1.107               --
                                                       2005      1.000          1.072               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.128          1.199               --
                                                       2006      1.045          1.128               --
                                                       2005      1.000          1.045               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.151          1.089               --
                                                       2006      1.010          1.151               --
                                                       2005      1.000          1.010               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.107          1.198               --
                                                       2006      1.047          1.107               --
                                                       2005      1.000          1.047               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.260          1.415               --
                                                       2006      1.067          1.260               --
                                                       2005      1.000          1.067               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.191          1.138               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.124          1.119            4,111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.225          1.164               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (9/05)........  2007      1.177          1.229               --
                                                       2006      1.026          1.177               --
                                                       2005      1.014          1.026               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.102          1.129               --
                                                       2006      1.009          1.102            4,055
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.166          1.202               --
                                                       2006      1.082          1.166               --
                                                       2005      1.000          1.082               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.160          1.202               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.112               --
                                                       2006      0.994          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.044               --
                                                       2006      1.007          1.022               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.077               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.007               --
                                                       2005      1.000          1.002               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.035          1.078               --
                                                       2005      1.000          1.035               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.138          1.234               --
                                                       2005      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.990          1.017               --
                                                       2006      0.986          0.990               --
                                                       2005      1.000          0.986               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.096               --
                                                       2005      1.000          0.985               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.008          1.060               --
                                                       2005      1.000          1.008               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2007      1.226          1.269               --
                                                       2006      1.076          1.226               --
                                                       2005      0.985          1.076               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.696          2.350               --
                                                       2006      1.286          1.696               --
                                                       2005      1.000          1.286               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.215          1.188               --
                                                       2006      1.022          1.215               --
                                                       2005      1.000          1.022               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334               --
                                                       2006      1.055          1.224               --
                                                       2005      0.977          1.055               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.033          1.298               --
                                                       2005      1.000          1.033               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.177          1.200               --
                                                       2006      1.040          1.177               --
                                                       2005      1.000          1.040               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2007      1.124          1.116               --
                                                       2006      1.031          1.124               --
                                                       2005      0.995          1.031               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.040          1.068               --
                                                       2006      0.987          1.040               --
                                                       2005      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2007      1.197          1.225               --
                                                       2006      1.075          1.197               --
                                                       2005      0.989          1.075               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2007      1.157          1.190          560,095
                                                       2006      1.055          1.157          533,484
                                                       2005      0.982          1.055               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.120          1.151           59,411
                                                       2006      1.041          1.120            4,002
                                                       2005      0.992          1.041               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2007      1.076          1.125               --
                                                       2006      1.015          1.076               --
                                                       2005      1.000          1.015               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2007      1.335          1.470               --
                                                       2006      1.119          1.335               --
                                                       2005      1.000          1.119               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.000          1.053               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.089          1.145               --
                                                       2006      1.088          1.089               --
                                                       2005      1.000          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2007      1.554          1.223               --
                                                       2006      1.171          1.554               --
                                                       2005      1.000          1.171               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240               --
                                                       2006      1.010          1.060               --
                                                       2005      1.000          1.010               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.220          1.102               --
                                                       2006      1.099          1.220               --
                                                       2005      1.000          1.099               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.023          1.081               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.026          1.060            4,302
                                                       2006      0.993          1.026            4,360
                                                       2005      1.000          0.993               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.140          1.129               --
                                                       2006      1.018          1.140               --
                                                       2005      1.000          1.018               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378            19,186
                                                       2004      1.145          1.220            19,590
                                                       2003      1.000          1.145                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.954          2.206           143,654
                                                       2006      1.650          1.954           134,686
                                                       2005      1.471          1.650           156,779
                                                       2004      1.319          1.471           109,010
                                                       2003      1.000          1.319             4,640

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.722          1.902           636,174
                                                       2006      1.589          1.722           660,416
                                                       2005      1.391          1.589           634,187
                                                       2004      1.258          1.391           447,445
                                                       2003      1.000          1.258            95,430

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.606          1.658         1,018,135
                                                       2006      1.418          1.606         1,062,027
                                                       2005      1.362          1.418           996,140
                                                       2004      1.256          1.362           718,411
                                                       2003      1.000          1.256            77,184

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660            81,761
                                                       2004      1.215          1.428            47,486
                                                       2003      1.000          1.215            38,283

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719           319,088
                                                       2004      1.263          1.631           249,103
                                                       2003      1.000          1.263            53,961

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.420          1.496            84,194
                                                       2006      1.240          1.420            81,955
                                                       2005      1.209          1.240            81,649
                                                       2004      1.170          1.209            48,969
                                                       2003      1.000          1.170            28,148

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.491          1.304           105,139
                                                       2006      1.461          1.491           106,625
                                                       2005      1.405          1.461           101,971
                                                       2004      1.283          1.405            94,662
                                                       2003      1.000          1.283            24,523

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312            34,027
                                                       2004      1.079          1.211            10,419
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309            29,390
                                                       2004      1.072          1.209            18,570
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.762          2.032           207,366
                                                       2006      1.608          1.762           215,816
                                                       2005      1.402          1.608           187,658
                                                       2004      1.239          1.402           164,548
                                                       2003      1.000          1.239            25,197

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.566          1.643                --
                                                       2006      1.399          1.566             3,837
                                                       2005      1.179          1.399             3,843
                                                       2004      1.184          1.179             3,849
                                                       2003      1.000          1.184                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.215          2.512           326,542
                                                       2006      2.005          2.215           323,563
                                                       2005      1.728          2.005           317,898
                                                       2004      1.410          1.728           221,510
                                                       2003      1.000          1.410            25,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452            46,371
                                                       2004      1.206          1.336            24,570
                                                       2003      1.000          1.206             8,710

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.859          3.619            79,202
                                                       2006      2.270          2.859            90,661
                                                       2005      1.812          2.270           103,647
                                                       2004      1.478          1.812            83,853
                                                       2003      1.000          1.478             9,983

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.015          2.287           454,337
                                                       2006      1.687          2.015           511,961
                                                       2005      1.558          1.687           635,490
                                                       2004      1.337          1.558           446,541
                                                       2003      1.104          1.337           115,962

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619           366,963
                                                       2004      1.326          1.513           168,501
                                                       2003      1.000          1.326            41,506

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           103,774
                                                       2004      0.992          1.062                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232            22,607
                                                       2004      1.093          1.164            22,497
                                                       2003      1.000          1.093            10,549

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.544          1.847             3,256
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.592          1.905            13,771
                                                       2006      1.502          1.592             7,085
                                                       2005      1.369          1.502             4,934
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.549          1.666             3,622
                                                       2006      1.336          1.549             3,714
                                                       2005      1.287          1.336             3,689
                                                       2004      1.253          1.287             2,471
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           115,994
                                                       2004      1.333          1.506            66,032
                                                       2003      1.000          1.333                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.651          1.591           122,610

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.528          1.580            27,899

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.522          1.570           222,472
                                                       2006      1.345          1.522           210,463
                                                       2005      1.312          1.345           215,693
                                                       2004      1.211          1.312           196,252
                                                       2003      1.000          1.211            50,500

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           217,084

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.682          1.718           147,166
                                                       2006      1.447          1.682           179,779
                                                       2005      1.381          1.447           192,667
                                                       2004      1.273          1.381           156,982
                                                       2003      1.000          1.273            46,385

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.416          1.417           143,362

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.849          1.999           218,735
                                                       2006      1.667          1.849           225,527
                                                       2005      1.617          1.667           216,572
                                                       2004      1.429          1.617           191,713
                                                       2003      1.000          1.429            35,787

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.136          1.238           349,274
                                                       2006      1.073          1.136           351,869
                                                       2005      1.045          1.073           361,525
                                                       2004      0.986          1.045           323,941

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.023          1.019           264,452
                                                       2006      0.999          1.023            62,439
                                                       2005      0.993          0.999            72,397
                                                       2004      0.998          0.993            73,596
                                                       2003      1.000          0.998            11,739

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           224,924
                                                       2005      1.394          1.426           238,607
                                                       2004      1.309          1.394           209,148
                                                       2003      1.000          1.309            35,461

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369           173,671
                                                       2005      1.291          1.336           185,096
                                                       2004      1.307          1.291           150,787
                                                       2003      1.000          1.307             9,230

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           119,474
                                                       2005      1.365          1.474           132,816
                                                       2004      1.272          1.365            90,049
                                                       2003      1.000          1.272            40,230

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473            27,548
                                                       2005      1.308          1.333            35,784
                                                       2004      1.227          1.308            27,301
                                                       2003      1.000          1.227            30,969

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           197,204
                                                       2005      1.375          1.396           186,587
                                                       2004      1.242          1.375           101,604
                                                       2003      1.000          1.242                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           180,773
                                                       2005      1.533          1.631           187,925
                                                       2004      1.257          1.533           134,496
                                                       2003      1.000          1.257            28,731

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082            19,600
                                                       2004      0.962          1.060             4,767

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.707          1.780           128,862
                                                       2006      1.794          1.707           122,596

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.309          1.322           255,246
                                                       2006      1.242          1.309           142,380

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636            60,049

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.701          1.712            60,473

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.317             5,293
                                                       2006      1.270          1.353                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.960          1.910            33,227
                                                       2006      1.780          1.960            26,843

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.682          2.157            60,338
                                                       2006      1.642          1.682            67,381

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.268          1.122             2,062

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.179          1.233            26,951
                                                       2006      1.116          1.179            31,731

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.311          1.377            92,955
                                                       2006      1.252          1.311           161,721

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.101           461,377
                                                       2006      1.001          1.077           212,437

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.059           260,528
                                                       2006      0.964          1.071             1,931

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.441          1.585            21,327
                                                       2006      1.459          1.441            34,969

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.382             3,782
                                                       2006      1.273          1.262                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.201          2.310            59,019

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.467           198,136
                                                       2006      1.256          1.387           195,025

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.021           568,393
                                                       2006      1.003          1.219           609,246

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.139          1.206           151,969

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.545          1.595            39,853
                                                       2006      1.438          1.545            39,885

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162             2,065

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.211           176,045
                                                       2006      1.116          1.155           144,913

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.980           763,784
                                                       2006      1.003          1.028           222,385

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.502          1.778           322,509
                                                       2006      1.540          1.502           323,961

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.071          1.106           122,526

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,528,466
                                                       2006      1.006          1.028         1,712,785

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.387          1.417           147,136
                                                       2006      1.369          1.387           138,820

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.474          1.508           166,312
                                                       2006      1.438          1.474           173,053

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.076           341,458
                                                       2006      1.002          1.060           341,458

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.081                --
                                                       2006      1.001          1.042                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.080           151,132
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.081            24,944
                                                       2006      1.002          1.054            28,875

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.081           304,218
                                                       2006      1.002          1.059           304,218

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.409           829,666
                                                       2006      1.288          1.376           934,887

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097           516,486
                                                       2006      0.996          1.050           528,982

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.146            28,131
                                                       2006      0.998          1.068            27,779

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           121,189

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.098           181,477
                                                       2006      1.034          1.069           188,297

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         1,176,599
                                                       2004      0.993          0.987         1,059,162
                                                       2003      1.000          0.993         1,275,133

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094            72,207
                                                       2004      0.989          1.052            21,607

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           198,349
                                                       2005      1.120          1.124           242,342
                                                       2004      1.046          1.120           133,105
                                                       2003      1.000          1.046            28,627

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.073          1.147           642,395
                                                       2006      1.051          1.073           617,678
                                                       2005      1.044          1.051           648,141
                                                       2004      1.012          1.044           408,181
                                                       2003      1.000          1.012           240,926

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             2,087
                                                       2005      1.476          1.629                --
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           276,341
                                                       2005      1.773          1.865           256,121
                                                       2004      1.428          1.773           219,780
                                                       2003      1.000          1.428            61,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371            35,007
                                                       2004      1.225          1.282            19,140
                                                       2003      1.000          1.225            13,412

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175            86,400
                                                       2004      1.140          1.191            75,919
                                                       2003      1.000          1.140            27,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           117,199
                                                       2004      1.298          1.487           128,490
                                                       2003      1.000          1.298            32,105

  Travelers Equity Income Subaccount (5/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           167,105
                                                       2004      1.234          1.333           132,037
                                                       2003      1.000          1.234            83,835

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           138,657
                                                       2004      1.108          1.202            97,501
                                                       2003      1.000          1.108            51,969

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.407          1.456                --
                                                       2005      1.359          1.407            33,030
                                                       2004      1.250          1.359            25,423
                                                       2003      1.000          1.250             1,345

  Travelers Large Cap Subaccount (6/03)..............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           141,568
                                                       2004      1.188          1.244            96,771
                                                       2003      1.000          1.188            26,643

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.000          1.100           292,653

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.033                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      0.998          1.067           171,108

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.005          1.077           271,837

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.066                --
                                                       2005      1.015          1.046                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456            58,994
                                                       2004      1.160          1.322            57,788
                                                       2003      1.000          1.160                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           332,275
                                                       2004      1.281          1.437           261,523
                                                       2003      1.000          1.281             8,597

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248           909,169
                                                       2004      1.125          1.233           554,397
                                                       2003      1.000          1.125           133,936

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           191,115
                                                       2004      0.965          1.111            49,675

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550            28,479
                                                       2004      1.265          1.439            10,803
                                                       2003      1.000          1.265             4,766

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            34,555
                                                       2004      1.190          1.301             7,615
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.050          1.104                --
                                                       2005      1.046          1.050             2,068

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           135,772
                                                       2004      0.979          1.085            24,767

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           162,052
                                                       2004      1.014          1.030           128,432
                                                       2003      1.000          1.014           119,596

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335             3,592
                                                       2004      1.228          1.330            13,198
                                                       2003      1.000          1.228             9,971

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.106          1.273                --
                                                       2005      1.009          1.106                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.108          1.270                --
                                                       2005      1.043          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           187,337
                                                       2004      0.979          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.699          1.631           172,477
                                                       2006      1.489          1.699           165,913
                                                       2005      1.454          1.489           154,973
                                                       2004      1.260          1.454           111,964
                                                       2003      1.000          1.260             8,903

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.950          2.201           16,095
                                                       2006      1.648          1.950           16,095
                                                       2005      1.470          1.648           16,095
                                                       2004      1.318          1.470           16,095
                                                       2003      1.000          1.318            2,754

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.719          1.898           11,677
                                                       2006      1.587          1.719           11,682
                                                       2005      1.390          1.587           11,687
                                                       2004      1.257          1.390           11,693
                                                       2003      1.000          1.257            4,726

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.603          1.654            3,362
                                                       2006      1.416          1.603            3,369
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361            5,691
                                                       2003      1.000          1.255            3,612

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717               --
                                                       2004      1.263          1.630            4,868
                                                       2003      1.000          1.263            3,675

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.418          1.492           16,836
                                                       2006      1.239          1.418           17,229
                                                       2005      1.208          1.239           17,653
                                                       2004      1.170          1.208           13,843
                                                       2003      1.000          1.170            1,549

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404            3,443
                                                       2003      1.000          1.283            3,443

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.759          2.027            3,075
                                                       2006      1.606          1.759            3,082
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.211          2.506               --
                                                       2006      2.002          2.211               --
                                                       2005      1.726          2.002            1,800
                                                       2004      1.409          1.726            1,803
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334            5,925
                                                       2003      1.000          1.206            3,788

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.281           16,369
                                                       2006      1.685          2.011           19,770
                                                       2005      1.556          1.685            4,628
                                                       2004      1.336          1.556            5,854
                                                       2003      1.104          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           23,222
                                                       2004      1.326          1.512           17,201
                                                       2003      1.000          1.326            1,376

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.992          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163            4,021
                                                       2003      1.000          1.093            4,021

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500            1,138
                                                       2004      1.384          1.368            1,140
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537            2,061
                                                       2004      1.333          1.504            2,065
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.648          1.587               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.524          1.576               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311            5,045
                                                       2003      1.000          1.210            3,724

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644            3,196

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.679          1.714            8,333
                                                       2006      1.445          1.679            8,333
                                                       2005      1.380          1.445            8,333
                                                       2004      1.272          1.380            8,333
                                                       2003      1.000          1.272            1,427

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.413          1.413               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.986          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,201
                                                       2005      1.393          1.424            3,206
                                                       2004      1.309          1.393            3,212
                                                       2003      1.000          1.309            3,213

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363            3,491
                                                       2003      1.000          1.272            3,491

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331            2,357
                                                       2004      1.227          1.307            2,361
                                                       2003      1.000          1.227               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374            3,686
                                                       2003      1.000          1.241            3,686

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796               --
                                                       2005      1.532          1.629               --
                                                       2004      1.257          1.532               --
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081               --
                                                       2004      0.962          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.704          1.776            3,134
                                                       2006      1.791          1.704            3,139

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633            9,105

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.697          1.708            9,105

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.956          1.906            3,811
                                                       2006      1.777          1.956            3,819

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.231               --
                                                       2006      1.115          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058               --
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.197          2.305               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.020               --
                                                       2006      1.003          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.137          1.203               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.979               --
                                                       2006      1.003          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.069          1.103           39,948

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           99,476
                                                       2006      1.005          1.026           83,497

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.384          1.414           23,398
                                                       2006      1.367          1.384           24,595

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.373          1.406           22,597
                                                       2006      1.286          1.373           22,602

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096           36,742
                                                       2006      0.996          1.050           37,902

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.989          1.052               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119            4,140
                                                       2003      1.000          1.045            4,140

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.071          1.145           10,494
                                                       2006      1.050          1.071           10,494
                                                       2005      1.043          1.050           10,494
                                                       2004      1.012          1.043           10,494
                                                       2003      1.000          1.012            1,757

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147               --
                                                       2005      1.771          1.863               --
                                                       2004      1.428          1.771               --
                                                       2003      1.000          1.428               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190            3,938
                                                       2003      1.000          1.139            3,938

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641            3,144
                                                       2004      1.298          1.485            3,150
                                                       2003      1.000          1.298            3,151

  Travelers Equity Income Subaccount (5/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327           25,887
                                                       2004      1.187          1.243           14,160
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      0.998          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.005          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.066               --
                                                       2005      1.015          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454            9,105
                                                       2004      1.160          1.321            9,105
                                                       2003      1.000          1.160            1,562

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           25,096
                                                       2004      1.125          1.232           25,107
                                                       2003      1.000          1.125            6,907

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.965          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.049          1.104               --
                                                       2005      1.046          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.979          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,791
                                                       2004      1.014          1.029           25,966
                                                       2003      1.000          1.014            3,963

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.106          1.272               --
                                                       2005      1.009          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.107          1.269               --
                                                       2005      1.043          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      0.979          1.045               --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.785          2.014           48,749
                                                       2006      1.509          1.785           52,186
                                                       2005      1.347          1.509           57,290
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.576          1.739          155,766
                                                       2006      1.456          1.576          164,114
                                                       2005      1.276          1.456          169,218
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.469          1.515           17,171
                                                       2006      1.298          1.469           14,153
                                                       2005      1.249          1.298            9,620
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549              720
                                                       2004      1.137          1.334               --
                                                       2003      1.000          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           17,722
                                                       2004      1.215          1.568               --
                                                       2003      1.000          1.215               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.320          1.389              189
                                                       2006      1.154          1.320              191
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.377          1.203               --
                                                       2006      1.351          1.377               --
                                                       2005      1.300          1.351               --
                                                       2004      1.189          1.300               --
                                                       2003      1.000          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309           70,892
                                                       2004      1.083          1.210               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306            8,331
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.651          1.902           18,766
                                                       2006      1.508          1.651           20,195
                                                       2005      1.316          1.508           16,574
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.017          1.097               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.990          2.254           28,514
                                                       2006      1.802          1.990           30,056
                                                       2005      1.555          1.802           27,970
                                                       2004      1.270          1.555               --
                                                       2003      1.000          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353              413
                                                       2004      1.126          1.246               --
                                                       2003      1.000          1.126               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.566          3.245            7,267
                                                       2006      2.039          2.566            9,962
                                                       2005      1.629          2.039           11,308
                                                       2004      1.330          1.629               --
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.829          2.074          139,709
                                                       2006      1.534          1.829          134,960
                                                       2005      1.417          1.534              789
                                                       2004      1.217          1.417               --
                                                       2003      1.000          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446           60,245
                                                       2004      1.187          1.353               --
                                                       2003      1.000          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056           58,955
                                                       2004      0.992          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.421          1.699               --
                                                       2006      1.342          1.421               --
                                                       2005      1.225          1.342               --
                                                       2004      1.240          1.225               --
                                                       2003      1.000          1.240               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.000          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.000          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.440           29,812

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.401          1.448              134

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.412          1.455               --
                                                       2006      1.249          1.412               --
                                                       2005      1.220          1.249               --
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485          156,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.000          1.140               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.278          1.278               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.000          1.278               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.986          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.020          1.015               --
                                                       2006      0.997          1.020               --
                                                       2005      0.992          0.997               --
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.000          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459           30,224
                                                       2005      1.239          1.338           31,392
                                                       2004      1.156          1.239               --
                                                       2003      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351              135
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      0.996          1.129               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493               --
                                                       2005      1.278          1.296               --
                                                       2004      1.155          1.278               --
                                                       2003      0.996          1.155               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664           71,119
                                                       2005      1.420          1.509           68,520
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081               --
                                                       2004      0.962          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.563          1.628               --
                                                       2006      1.643          1.563               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.262          1.274           85,038
                                                       2006      1.199          1.262           31,384

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.588          1.597               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314               --
                                                       2006      1.269          1.351               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.806          1.759               --
                                                       2006      1.641          1.806               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.009               --
                                                       2006      1.532          1.568               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.265          1.119               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.228               --
                                                       2006      1.114          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.243          1.305              139
                                                       2006      1.188          1.243              140

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099              170
                                                       2006      1.001          1.076              171

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058          108,061
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.354          1.489              173
                                                       2006      1.373          1.354              174

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.379               --
                                                       2006      1.271          1.260               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.009          2.107               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.462               --
                                                       2006      1.253          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           30,514
                                                       2006      1.003          1.218           26,278

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.080          1.142           45,854

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.459          1.505              166
                                                       2006      1.359          1.459              167

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.207          165,326
                                                       2006      1.114          1.152          171,681

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.979           52,934
                                                       2006      1.003          1.027           11,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.360          1.608               --
                                                       2006      1.395          1.360               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.077              546

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059           69,120
                                                       2006      1.005          1.026            6,784

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.394               --
                                                       2006      1.331          1.364               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.295          1.324          142,831
                                                       2006      1.213          1.295          142,914

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096          179,055
                                                       2006      0.996          1.050          189,516

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           57,480

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.066          1.094           62,433
                                                       2006      1.032          1.066           59,794

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997              272
                                                       2004      0.994          0.986               --
                                                       2003      1.000          0.994               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.989          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055           43,508
                                                       2005      1.064          1.066           38,804
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.044          1.115          108,902
                                                       2006      1.024          1.044          101,744
                                                       2005      1.018          1.024           93,293
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.000          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           20,788
                                                       2005      1.584          1.665           21,879
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290              343
                                                       2004      1.155          1.208               --
                                                       2003      1.000          1.155               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.000          1.084               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506              148
                                                       2004      1.192          1.364               --
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           29,713
                                                       2004      1.072          1.162               --
                                                       2003      1.000          1.072               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.000          1.137               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.000          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      0.998          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.005          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.046          1.065               --
                                                       2005      1.015          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362               --
                                                       2004      1.087          1.237               --
                                                       2003      1.000          1.087               --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          143,111
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.965          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.000          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      0.991          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.049          1.103               --
                                                       2005      1.046          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104          176,153
                                                       2004      0.979          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.000          1.142               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.105          1.271               --
                                                       2005      1.009          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.107          1.269               --
                                                       2005      1.043          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071           58,157
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.531          1.469          145,142
                                                       2006      1.343          1.531          145,781
                                                       2005      1.314          1.343          146,879
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.000          1.125               --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336               --
                                                       2005      1.216          1.370           29,605
                                                       2004      1.144          1.216           29,152
                                                       2003      1.000          1.144            8,021

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.940          2.185           55,019
                                                       2006      1.641          1.940           52,278
                                                       2005      1.466          1.641           52,392
                                                       2004      1.317          1.466           43,203
                                                       2003      1.000          1.317           13,775

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.710          1.885          249,500
                                                       2006      1.581          1.710          225,716
                                                       2005      1.387          1.581          236,571
                                                       2004      1.256          1.387           61,800
                                                       2003      1.000          1.256           31,757

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.594          1.643          219,610
                                                       2006      1.410          1.594          263,461
                                                       2005      1.358          1.410          254,859
                                                       2004      1.254          1.358           39,911
                                                       2003      1.000          1.254           14,266

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.651          1.632               --
                                                       2005      1.423          1.651           23,135
                                                       2004      1.214          1.423            2,435
                                                       2003      1.000          1.214            1,690

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.710          2.225               --
                                                       2005      1.626          1.710           57,549
                                                       2004      1.261          1.626           23,208
                                                       2003      1.000          1.261           16,995

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.410          1.482            7,953
                                                       2006      1.234          1.410            7,953
                                                       2005      1.205          1.234           13,168
                                                       2004      1.169          1.205           13,175
                                                       2003      1.000          1.169               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.480          1.291           31,569
                                                       2006      1.454          1.480           30,328
                                                       2005      1.400          1.454           32,742
                                                       2004      1.282          1.400           19,729
                                                       2003      1.000          1.282            7,419

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.306          1.419               --
                                                       2005      1.208          1.306           65,992
                                                       2004      1.078          1.208            9,729
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452               --
                                                       2005      1.206          1.304           13,951
                                                       2004      1.072          1.206               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.749          2.013           19,168
                                                       2006      1.600          1.749           13,223
                                                       2005      1.398          1.600           13,864
                                                       2004      1.237          1.398            5,680
                                                       2003      1.000          1.237            4,327

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.554          1.627            1,487
                                                       2006      1.392          1.554            1,455
                                                       2005      1.175          1.392            1,763
                                                       2004      1.183          1.175            1,957
                                                       2003      1.000          1.183               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.199          2.489           35,881
                                                       2006      1.994          2.199           37,631
                                                       2005      1.722          1.994           30,103
                                                       2004      1.408          1.722           16,922
                                                       2003      1.000          1.408               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.444          1.677               --
                                                       2005      1.331          1.444           45,893
                                                       2004      1.204          1.331           29,546
                                                       2003      1.000          1.204           27,086

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.838          3.586           25,409
                                                       2006      2.258          2.838           16,820
                                                       2005      1.806          2.258           14,359
                                                       2004      1.476          1.806           14,364
                                                       2003      1.000          1.476            8,132

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.000          2.266          445,273
                                                       2006      1.678          2.000          417,234
                                                       2005      1.553          1.678          314,979
                                                       2004      1.335          1.553          259,067
                                                       2003      1.104          1.335           49,584

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.611          1.925               --
                                                       2005      1.508          1.611           60,521
                                                       2004      1.325          1.508           56,013
                                                       2003      1.000          1.325           11,294

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077               --
                                                       2005      1.060          1.054           27,334
                                                       2004      0.992          1.060            4,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265               --
                                                       2005      1.160          1.226           28,959
                                                       2004      1.092          1.160           24,709
                                                       2003      1.000          1.092               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.533          1.830            5,292
                                                       2006      1.469          1.533            5,292
                                                       2005      1.333          1.469            5,292
                                                       2004      1.189          1.333            5,292
                                                       2003      1.000          1.189            5,292

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.580          1.887            8,316
                                                       2006      1.494          1.580           10,628
                                                       2005      1.365          1.494            9,055
                                                       2004      1.383          1.365            9,057
                                                       2003      1.000          1.383              579

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.538          1.650           16,383
                                                       2006      1.329          1.538           17,432
                                                       2005      1.283          1.329           17,575
                                                       2004      1.251          1.283           17,362
                                                       2003      1.000          1.251           17,206

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531          111,475
                                                       2004      1.331          1.501           66,799
                                                       2003      1.000          1.331            9,320

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.638          1.576              902

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.515          1.566              376

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.511          1.556           22,772
                                                       2006      1.338          1.511           20,581
                                                       2005      1.308          1.338           20,601
                                                       2004      1.209          1.308            7,672
                                                       2003      1.000          1.209            3,463

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633           65,767

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.670          1.702            5,267
                                                       2006      1.439          1.670            5,273
                                                       2005      1.377          1.439            5,281
                                                       2004      1.271          1.377            5,288
                                                       2003      1.000          1.271            5,296

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.405          1.403           10,948

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.835          1.981            7,785
                                                       2006      1.659          1.835           17,657
                                                       2005      1.611          1.659           17,669
                                                       2004      1.427          1.611           17,682
                                                       2003      1.000          1.427            9,538

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.130          1.229               --
                                                       2006      1.069          1.130               --
                                                       2005      1.044          1.069               --
                                                       2004      0.986          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.016          1.010            4,975
                                                       2006      0.995          1.016            4,822
                                                       2005      0.990          0.995            7,174
                                                       2004      0.998          0.990            6,878
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723               --
                                                       2006      1.419          1.644            3,801
                                                       2005      1.390          1.419            3,814
                                                       2004      1.308          1.390           16,890
                                                       2003      1.000          1.308            2,916

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.359          1.414               --
                                                       2006      1.329          1.359           27,335
                                                       2005      1.287          1.329           30,904
                                                       2004      1.305          1.287           30,983
                                                       2003      1.000          1.305           15,239

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.598          1.653               --
                                                       2006      1.467          1.598              870
                                                       2005      1.360          1.467              857
                                                       2004      1.271          1.360              912
                                                       2003      1.000          1.271               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.462          1.526               --
                                                       2006      1.326          1.462              376
                                                       2005      1.304          1.326              377
                                                       2004      1.226          1.304              377
                                                       2003      1.000          1.226               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659               --
                                                       2006      1.389          1.598          157,879
                                                       2005      1.371          1.389          156,335
                                                       2004      1.240          1.371           56,938
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967               --
                                                       2006      1.623          1.787          181,623
                                                       2005      1.528          1.623          176,949
                                                       2004      1.255          1.528           77,395
                                                       2003      1.000          1.255            2,573

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112               --
                                                       2005      1.059          1.079               --
                                                       2004      0.962          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.695          1.763           13,517
                                                       2006      1.783          1.695           13,517

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.299          1.310          116,112
                                                       2006      1.235          1.299           84,156

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701               --
                                                       2006      1.537          1.624           61,067

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.687          1.696           60,903

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.946          1.893           43,967
                                                       2006      1.769          1.946           42,003

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.670          2.137           23,097
                                                       2006      1.632          1.670           22,985

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.263          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.173          1.224           28,117
                                                       2006      1.112          1.173           28,117

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.302          1.365          106,085
                                                       2006      1.245          1.302           85,638

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097          324,885
                                                       2006      1.001          1.075           98,014

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.070          1.056          268,238
                                                       2006      0.964          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.430          1.570           12,291
                                                       2006      1.451          1.430           12,736

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.375           11,125
                                                       2006      1.270          1.258               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.184          2.289            7,895

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.379          1.456           29,761
                                                       2006      1.251          1.379           19,559

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           82,421
                                                       2006      1.003          1.218           99,687

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.130          1.194          116,626

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.580            7,752
                                                       2006      1.429          1.533            7,752

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277               --
                                                       2006      1.102          1.158               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.202           27,272
                                                       2006      1.112          1.149           35,264

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.977          255,288
                                                       2006      1.003          1.027          210,323

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.491          1.762            8,627
                                                       2006      1.531          1.491            8,642

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.063          1.096           34,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052          549,658
                                                       2006      1.000          1.021          221,438

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.377          1.404           37,237
                                                       2006      1.361          1.377           39,896

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.463          1.494          119,639
                                                       2006      1.429          1.463          130,400

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078           14,445
                                                       2006      1.001          1.041            8,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077          305,325
                                                       2006      1.002          1.052          305,325

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.366          1.396          482,427
                                                       2006      1.280          1.366          483,448

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094          178,898
                                                       2006      0.996          1.049          192,601

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142           41,506
                                                       2006      0.998          1.067           41,041

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.077          1.142           28,582

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.063          1.090            5,920
                                                       2006      1.030          1.063            6,168

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000               --
                                                       2005      0.983          0.993          391,075
                                                       2004      0.992          0.983          204,709
                                                       2003      1.000          0.992           44,851

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151               --
                                                       2005      1.051          1.090               --
                                                       2004      0.989          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125               --
                                                       2006      1.118          1.104          118,916
                                                       2005      1.116          1.118          134,801
                                                       2004      1.044          1.116           22,210
                                                       2003      1.000          1.044            3,888

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.065          1.137          272,258
                                                       2006      1.046          1.065          294,136
                                                       2005      1.040          1.046          334,856
                                                       2004      1.011          1.040          184,042
                                                       2003      1.000          1.011           67,692

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.030          2.196               --
                                                       2006      1.620          2.030            8,259
                                                       2005      1.471          1.620            9,292
                                                       2004      1.291          1.471            9,410
                                                       2003      1.000          1.291            9,542

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.135          2.278               --
                                                       2006      1.855          2.135           48,794
                                                       2005      1.767          1.855           40,149
                                                       2004      1.427          1.767           12,282
                                                       2003      1.000          1.427            2,707

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.364          1.451               --
                                                       2005      1.278          1.364           21,091
                                                       2004      1.223          1.278           15,975
                                                       2003      1.000          1.223            5,147

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.169          1.245               --
                                                       2005      1.187          1.169           83,721
                                                       2004      1.138          1.187           88,044
                                                       2003      1.000          1.138           10,856

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.634          1.783               --
                                                       2005      1.482          1.634           13,517
                                                       2004      1.297          1.482               --
                                                       2003      1.000          1.297               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.362          1.429               --
                                                       2005      1.328          1.362          128,680
                                                       2004      1.232          1.328           98,040
                                                       2003      1.000          1.232           29,675

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.206          1.235               --
                                                       2005      1.198          1.206           82,144
                                                       2004      1.106          1.198           68,276
                                                       2003      1.000          1.106               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.399          1.448               --
                                                       2005      1.354          1.399           30,185
                                                       2004      1.248          1.354           28,059
                                                       2003      1.000          1.248            8,102

  Travelers Large Cap Subaccount (6/03)..............  2006      1.322          1.361               --
                                                       2005      1.240          1.322            3,165
                                                       2004      1.186          1.240            3,170
                                                       2003      1.000          1.186               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166               --
                                                       2005      1.000          1.098               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102               --
                                                       2005      0.998          1.065          277,545

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121               --
                                                       2005      1.005          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.045          1.064               --
                                                       2005      1.015          1.045               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537               --
                                                       2005      1.318          1.449           59,830
                                                       2004      1.159          1.318           17,544
                                                       2003      1.000          1.159            9,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531               --
                                                       2005      1.432          1.448           13,948
                                                       2004      1.279          1.432            6,935
                                                       2003      1.000          1.279           12,165

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.241          1.280               --
                                                       2005      1.229          1.241          456,985
                                                       2004      1.124          1.229          330,615
                                                       2003      1.000          1.124          165,411

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251               --
                                                       2005      1.109          1.158           19,559
                                                       2004      0.965          1.109           19,559

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.542          1.769               --
                                                       2005      1.435          1.542           45,415
                                                       2004      1.263          1.435           12,912
                                                       2003      1.000          1.263            5,268

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429               --
                                                       2005      1.296          1.348           12,933
                                                       2004      1.189          1.296           12,939
                                                       2003      1.000          1.189               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.102               --
                                                       2005      1.046          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.102          1.112               --
                                                       2005      1.083          1.102           33,450
                                                       2004      0.979          1.083               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.024          1.013               --
                                                       2005      1.027          1.024           36,705
                                                       2004      1.013          1.027           37,355
                                                       2003      1.000          1.013           11,802

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.327          1.384               --
                                                       2005      1.326          1.327           50,766
                                                       2004      1.226          1.326           36,975
                                                       2003      1.000          1.226           15,652

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.105          1.270               --
                                                       2005      1.009          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.106          1.268               --
                                                       2005      1.043          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.030               --
                                                       2005      1.044          1.069            6,439
                                                       2004      0.979          1.044            5,459

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.686          1.616           77,780
                                                       2006      1.481          1.686           83,636
                                                       2005      1.450          1.481           95,222
                                                       2004      1.258          1.450           32,234
                                                       2003      1.000          1.258           26,268

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.338          1.477            8,417
                                                       2006      1.278          1.338            8,430
                                                       2005      1.207          1.278            8,446
                                                       2004      1.185          1.207            8,462
                                                       2003      1.000          1.185            5,277






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                --
                                                       2005      1.215          1.368           652,978
                                                       2004      1.143          1.215           597,045
                                                       2003      1.000          1.143           313,747

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.936          2.180         2,105,349
                                                       2006      1.639          1.936         2,211,880
                                                       2005      1.465          1.639         2,211,612
                                                       2004      1.316          1.465         1,795,739
                                                       2003      1.000          1.316           670,303

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.707          1.880         5,188,016
                                                       2006      1.579          1.707         5,614,208
                                                       2005      1.385          1.579         5,824,552
                                                       2004      1.256          1.385         4,192,852
                                                       2003      1.000          1.256         1,126,436

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.591          1.639         5,644,056
                                                       2006      1.408          1.591         6,045,386
                                                       2005      1.357          1.408         6,125,703
                                                       2004      1.253          1.357         3,818,449
                                                       2003      1.000          1.253         1,191,700

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                --
                                                       2005      1.422          1.649           744,461
                                                       2004      1.213          1.422           417,923
                                                       2003      1.000          1.213            94,570

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.707          2.221                --
                                                       2005      1.624          1.707         1,552,465
                                                       2004      1.261          1.624         1,215,937
                                                       2003      1.000          1.261           260,437

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.407          1.478           769,824
                                                       2006      1.232          1.407           824,010
                                                       2005      1.204          1.232           842,895
                                                       2004      1.168          1.204           783,677
                                                       2003      1.000          1.168           421,280

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.477          1.288         1,028,863
                                                       2006      1.451          1.477         1,129,708
                                                       2005      1.399          1.451         1,224,877
                                                       2004      1.281          1.399         1,035,325
                                                       2003      1.000          1.281           521,451

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.305          1.417                --
                                                       2005      1.208          1.305         1,433,422
                                                       2004      1.078          1.208           377,462
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                --
                                                       2005      1.206          1.302           583,593
                                                       2004      1.071          1.206           475,433
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.746          2.008         2,406,658
                                                       2006      1.598          1.746         2,388,115
                                                       2005      1.396          1.598         2,312,370
                                                       2004      1.237          1.396         1,604,159
                                                       2003      1.000          1.237           241,132

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.551          1.623           145,614
                                                       2006      1.390          1.551           168,968
                                                       2005      1.174          1.390           148,198
                                                       2004      1.182          1.174           114,967
                                                       2003      1.000          1.182            24,828

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.195          2.483         2,147,372
                                                       2006      1.991          2.195         2,429,487
                                                       2005      1.720          1.991         2,444,452
                                                       2004      1.407          1.720         1,456,216
                                                       2003      1.000          1.407           190,459

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                --
                                                       2005      1.330          1.442           972,207
                                                       2004      1.204          1.330           719,264
                                                       2003      1.000          1.204           224,993

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.833          3.577           995,436
                                                       2006      2.255          2.833         1,053,910
                                                       2005      1.804          2.255           986,052
                                                       2004      1.475          1.804           704,091
                                                       2003      1.000          1.475            68,143

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260         1,235,411
                                                       2006      1.676          1.996         1,450,277
                                                       2005      1.551          1.676         1,463,806
                                                       2004      1.334          1.551           713,262
                                                       2003      1.104          1.334           163,763

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.608          1.921                --
                                                       2005      1.506          1.608         1,318,031
                                                       2004      1.324          1.506           862,460
                                                       2003      1.000          1.324           233,709

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                --
                                                       2005      1.060          1.053           731,088
                                                       2004      0.992          1.060           297,127

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                --
                                                       2005      1.159          1.224           420,132
                                                       2004      1.092          1.159           519,217
                                                       2003      1.000          1.092           297,833

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.530          1.826           109,597
                                                       2006      1.467          1.530           141,822
                                                       2005      1.332          1.467           140,726
                                                       2004      1.189          1.332           141,253
                                                       2003      1.000          1.189            60,118

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.577          1.882           200,662
                                                       2006      1.492          1.577           245,006
                                                       2005      1.363          1.492           256,830
                                                       2004      1.382          1.363           222,986
                                                       2003      1.000          1.382            67,723

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.535          1.646           116,515
                                                       2006      1.327          1.535           121,897
                                                       2005      1.282          1.327           116,372
                                                       2004      1.250          1.282           112,769
                                                       2003      1.000          1.250            56,191

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                --
                                                       2005      1.499          1.529           532,950
                                                       2004      1.331          1.499           442,933
                                                       2003      1.000          1.331            77,289

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573         1,008,315

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.562           427,261

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.508          1.552         1,794,728
                                                       2006      1.336          1.508         2,028,535
                                                       2005      1.307          1.336         2,207,792
                                                       2004      1.209          1.307         2,093,360
                                                       2003      1.000          1.209           740,972

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           686,333

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.667          1.698           575,575
                                                       2006      1.437          1.667           587,942
                                                       2005      1.375          1.437           583,247
                                                       2004      1.271          1.375           574,114
                                                       2003      1.000          1.271           214,625

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.402          1.400           602,354

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.832          1.976           662,179
                                                       2006      1.656          1.832           812,138
                                                       2005      1.610          1.656           908,429
                                                       2004      1.426          1.610           640,938
                                                       2003      1.000          1.426           159,626

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.128          1.227            84,999
                                                       2006      1.068          1.128            84,949
                                                       2005      1.043          1.068            77,116
                                                       2004      0.986          1.043                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.015          1.008           798,571
                                                       2006      0.994          1.015           876,025
                                                       2005      0.990          0.994           906,780
                                                       2004      0.998          0.990           568,360
                                                       2003      1.000          0.998            82,755

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                --
                                                       2006      1.417          1.641           616,598
                                                       2005      1.388          1.417           643,964
                                                       2004      1.307          1.388           528,954
                                                       2003      1.000          1.307           112,459

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                --
                                                       2006      1.327          1.357           741,552
                                                       2005      1.286          1.327           747,006
                                                       2004      1.305          1.286           675,073
                                                       2003      1.000          1.305           108,573

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.595          1.650                --
                                                       2006      1.465          1.595         1,026,531
                                                       2005      1.359          1.465         1,071,753
                                                       2004      1.270          1.359           841,252
                                                       2003      1.000          1.270           233,075

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.522                --
                                                       2006      1.324          1.459           531,170
                                                       2005      1.302          1.324           542,578
                                                       2004      1.225          1.302           442,436
                                                       2003      1.000          1.225           188,751

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                --
                                                       2006      1.387          1.595         1,813,519
                                                       2005      1.370          1.387         1,923,938
                                                       2004      1.240          1.370         1,213,820
                                                       2003      1.000          1.240           237,603

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.783          1.963                --
                                                       2006      1.620          1.783         1,583,088
                                                       2005      1.527          1.620         1,661,709
                                                       2004      1.255          1.527           924,669
                                                       2003      1.000          1.255           212,514

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                --
                                                       2005      1.058          1.078           938,408
                                                       2004      0.962          1.058           528,064

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.691          1.759           619,638
                                                       2006      1.780          1.691           653,324

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.297          1.307         1,133,213
                                                       2006      1.233          1.297           591,056

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                --
                                                       2006      1.534          1.621         1,042,442

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.683          1.692           847,888

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.308           157,601
                                                       2006      1.267          1.347            43,438

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.942          1.888           623,166
                                                       2006      1.766          1.942           574,100

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.667          2.132           709,558
                                                       2006      1.629          1.667           677,307

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.261          1.115            13,287

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.171          1.221           869,238
                                                       2006      1.111          1.171           969,376

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.299          1.361         1,012,325
                                                       2006      1.243          1.299         1,121,363

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.096         4,050,303
                                                       2006      1.001          1.075         1,797,486

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.055         2,568,926
                                                       2006      0.964          1.069            44,391

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.427          1.567           309,997
                                                       2006      1.448          1.427           326,963

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.373            61,394
                                                       2006      1.270          1.257            31,046

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.179          2.283           243,368

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.377          1.454           873,175
                                                       2006      1.249          1.377           738,252

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017         2,110,470
                                                       2006      1.003          1.217         2,701,818

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.128          1.191         1,530,397

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.530          1.576           169,069
                                                       2006      1.427          1.530           194,015

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                --
                                                       2006      1.102          1.157             3,676

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.200         1,181,647
                                                       2006      1.111          1.148         1,015,295

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.976         4,125,429
                                                       2006      1.003          1.026         1,755,638

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.488          1.758           778,164
                                                       2006      1.528          1.488           919,763

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.061          1.093         1,723,668

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         5,792,610
                                                       2006      0.999          1.019         5,564,547

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.374          1.401           947,930
                                                       2006      1.359          1.374         1,017,897

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.461          1.491         1,319,903
                                                       2006      1.427          1.461         1,400,957

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071            90,098
                                                       2006      1.002          1.058            83,794

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077           178,107
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076           273,844
                                                       2006      1.002          1.047            29,195

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           528,391
                                                       2006      1.002          1.052           503,188

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076         2,108,656
                                                       2006      1.002          1.057         2,076,324

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.363          1.392         6,271,112
                                                       2006      1.278          1.363         6,751,537

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093         3,277,247
                                                       2006      0.996          1.049         3,955,859

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141           860,449
                                                       2006      0.998          1.066         1,011,294

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.076          1.140           711,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.088           668,954
                                                       2006      1.029          1.062           434,339

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991         3,925,376
                                                       2004      0.992          0.982         2,750,893
                                                       2003      1.000          0.992           741,221

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                --
                                                       2005      1.050          1.089           198,100
                                                       2004      0.989          1.050           240,484

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                --
                                                       2006      1.116          1.102         1,701,308
                                                       2005      1.115          1.116         1,705,117
                                                       2004      1.044          1.115         1,064,020
                                                       2003      1.000          1.044           187,880

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.134         3,891,135
                                                       2006      1.044          1.063         4,096,810
                                                       2005      1.039          1.044         4,141,793
                                                       2004      1.010          1.039         2,841,019
                                                       2003      1.000          1.010           767,922

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                --
                                                       2006      1.618          2.026            91,965
                                                       2005      1.470          1.618            82,199
                                                       2004      1.290          1.470            65,344
                                                       2003      1.000          1.290            18,955

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.131          2.273                --
                                                       2006      1.853          2.131         1,403,831
                                                       2005      1.765          1.853         1,391,783
                                                       2004      1.426          1.765           925,067
                                                       2003      1.000          1.426           257,820

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.362          1.448                --
                                                       2005      1.277          1.362           430,825
                                                       2004      1.223          1.277           501,731
                                                       2003      1.000          1.223           126,079

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                --
                                                       2005      1.186          1.167         1,179,636
                                                       2004      1.138          1.186         1,207,314
                                                       2003      1.000          1.138           224,396

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.780                --
                                                       2005      1.480          1.632           698,929
                                                       2004      1.296          1.480           662,228
                                                       2003      1.000          1.296           107,968

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.360          1.427                --
                                                       2005      1.327          1.360         1,484,948
                                                       2004      1.232          1.327         1,222,572
                                                       2003      1.000          1.232           531,796

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.204          1.233                --
                                                       2005      1.197          1.204           630,676
                                                       2004      1.106          1.197           453,550
                                                       2003      1.000          1.106           160,664

  Travelers Federated Stock Subaccount (6/03)........  2006      1.397          1.445                --
                                                       2005      1.353          1.397           113,059
                                                       2004      1.248          1.353            91,312
                                                       2003      1.000          1.248            18,244

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                --
                                                       2005      1.238          1.320           551,639
                                                       2004      1.186          1.238           547,209
                                                       2003      1.000          1.186           179,361

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.000          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      0.998          1.065           379,807

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                --
                                                       2005      1.005          1.075         1,848,788

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.064                --
                                                       2005      1.015          1.044             4,119

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                --
                                                       2005      1.316          1.447         1,026,653
                                                       2004      1.158          1.316           301,392
                                                       2003      1.000          1.158            24,469

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                --
                                                       2005      1.431          1.446         1,028,189
                                                       2004      1.279          1.431           542,359
                                                       2003      1.000          1.279           190,175

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                --
                                                       2005      1.228          1.240         6,399,211
                                                       2004      1.123          1.228         3,886,363
                                                       2003      1.000          1.123         1,606,254

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                --
                                                       2005      1.109          1.157           684,596
                                                       2004      0.965          1.109           267,806

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                --
                                                       2005      1.433          1.540           398,364
                                                       2004      1.263          1.433           279,456
                                                       2003      1.000          1.263            42,404

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                --
                                                       2005      1.295          1.346           185,078
                                                       2004      1.188          1.295           113,538
                                                       2003      1.000          1.188            46,605

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.102                --
                                                       2005      1.045          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.101          1.111                --
                                                       2005      1.083          1.101           958,635
                                                       2004      0.979          1.083           146,843

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.022          1.012                --
                                                       2005      1.026          1.022         1,941,643
                                                       2004      1.013          1.026         1,586,210
                                                       2003      1.000          1.013           657,775

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                --
                                                       2005      1.325          1.326           452,116
                                                       2004      1.225          1.325           460,766
                                                       2003      1.000          1.225           346,579

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.270                --
                                                       2005      1.009          1.104            18,599

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.106          1.267                --
                                                       2005      1.043          1.106            11,244

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.029                --
                                                       2005      1.044          1.068           428,233
                                                       2004      0.979          1.044           216,653

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.612         1,855,433
                                                       2006      1.479          1.683         1,935,427
                                                       2005      1.448          1.479         1,908,343
                                                       2004      1.258          1.448           956,359
                                                       2003      1.000          1.258           121,259

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.336          1.473            24,119
                                                       2006      1.276          1.336            29,180
                                                       2005      1.206          1.276            38,124
                                                       2004      1.185          1.206            55,324
                                                       2003      1.000          1.185            99,991






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285               --
                                                       2005      1.172          1.319               --
                                                       2004      1.103          1.172               --
                                                       2003      1.000          1.103               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.773          1.996               --
                                                       2006      1.502          1.773               --
                                                       2005      1.343          1.502               --
                                                       2004      1.207          1.343               --
                                                       2003      1.000          1.207               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.565          1.723               --
                                                       2006      1.449          1.565               --
                                                       2005      1.272          1.449               --
                                                       2004      1.153          1.272               --
                                                       2003      1.000          1.153               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.458          1.502           99,739
                                                       2006      1.291          1.458           99,950
                                                       2005      1.245          1.291           86,686
                                                       2004      1.151          1.245               --
                                                       2003      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.541          1.523               --
                                                       2005      1.330          1.541               --
                                                       2004      1.135          1.330               --
                                                       2003      1.000          1.135               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.643          2.136               --
                                                       2005      1.564          1.643               --
                                                       2004      1.214          1.564               --
                                                       2003      1.000          1.214               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.311          1.376               --
                                                       2006      1.148          1.311               --
                                                       2005      1.122          1.148               --
                                                       2004      1.090          1.122               --
                                                       2003      1.000          1.090               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.367          1.192               --
                                                       2006      1.344          1.367               --
                                                       2005      1.296          1.344               --
                                                       2004      1.187          1.296               --
                                                       2003      1.000          1.187               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.304          1.416               --
                                                       2005      1.207          1.304               --
                                                       2004      1.082          1.207               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448               --
                                                       2005      1.205          1.301               --
                                                       2004      1.123          1.205               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.639          1.884           87,394
                                                       2006      1.501          1.639           87,584
                                                       2005      1.312          1.501           76,124
                                                       2004      1.163          1.312               --
                                                       2003      1.000          1.163               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.436          1.502               --
                                                       2006      1.287          1.436               --
                                                       2005      1.088          1.287               --
                                                       2004      1.096          1.088               --
                                                       2003      1.017          1.096               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.976          2.234           73,455
                                                       2006      1.793          1.976           73,612
                                                       2005      1.550          1.793           64,332
                                                       2004      1.269          1.550               --
                                                       2003      1.000          1.269               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.346          1.562               --
                                                       2005      1.242          1.346               --
                                                       2004      1.125          1.242               --
                                                       2003      1.000          1.125               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.548          3.216               --
                                                       2006      2.029          2.548               --
                                                       2005      1.625          2.029               --
                                                       2004      1.329          1.625               --
                                                       2003      1.000          1.329               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.439          1.718               --
                                                       2005      1.348          1.439               --
                                                       2004      1.186          1.348               --
                                                       2003      1.000          1.186               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075               --
                                                       2005      1.060          1.053               --
                                                       2004      0.992          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216               --
                                                       2005      1.117          1.179               --
                                                       2004      1.052          1.117               --
                                                       2003      1.000          1.052               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.429          1.705               --
                                                       2006      1.371          1.429               --
                                                       2005      1.245          1.371               --
                                                       2004      1.112          1.245               --
                                                       2003      1.000          1.112               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.411          1.684               --
                                                       2006      1.335          1.411               --
                                                       2005      1.221          1.335               --
                                                       2004      1.239          1.221               --
                                                       2003      1.000          1.239               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.405          1.506               --
                                                       2006      1.215          1.405               --
                                                       2005      1.174          1.215               --
                                                       2004      1.146          1.174               --
                                                       2003      1.000          1.146               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.412          1.579               --
                                                       2005      1.385          1.412               --
                                                       2004      1.230          1.385               --
                                                       2003      1.000          1.230               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.484          1.428               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.390          1.435               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.402          1.442               --
                                                       2006      1.243          1.402               --
                                                       2005      1.216          1.243               --
                                                       2004      1.126          1.216               --
                                                       2003      1.000          1.126               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.491          1.518               --
                                                       2006      1.286          1.491               --
                                                       2005      1.232          1.286               --
                                                       2004      1.138          1.232               --
                                                       2003      1.000          1.138               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.268          1.266               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.637          1.765               --
                                                       2006      1.481          1.637               --
                                                       2005      1.440          1.481               --
                                                       2004      1.276          1.440               --
                                                       2003      1.000          1.276               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.127          1.225               --
                                                       2006      1.067          1.127               --
                                                       2005      1.043          1.067               --
                                                       2004      0.986          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555               --
                                                       2006      1.282          1.484               --
                                                       2005      1.257          1.282               --
                                                       2004      1.184          1.257               --
                                                       2003      1.000          1.184               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.228          1.277               --
                                                       2006      1.202          1.228               --
                                                       2005      1.165          1.202               --
                                                       2004      1.182          1.165               --
                                                       2003      1.000          1.182               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.449          1.498               --
                                                       2006      1.331          1.449               --
                                                       2005      1.235          1.331               --
                                                       2004      1.155          1.235               --
                                                       2003      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.341          1.399               --
                                                       2006      1.217          1.341               --
                                                       2005      1.198          1.217               --
                                                       2004      1.128          1.198               --
                                                       2003      0.996          1.128               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.482          1.538               --
                                                       2006      1.289          1.482               --
                                                       2005      1.274          1.289               --
                                                       2004      1.154          1.274               --
                                                       2003      0.996          1.154               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.652          1.818               --
                                                       2006      1.502          1.652           86,796
                                                       2005      1.415          1.502           75,080
                                                       2004      1.164          1.415               --
                                                       2003      1.000          1.164               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110               --
                                                       2005      1.058          1.077               --
                                                       2004      0.961          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.552          1.613               --
                                                       2006      1.634          1.552               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.253          1.262               --
                                                       2006      1.192          1.253               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589               --
                                                       2006      1.437          1.517               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.575          1.583               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.793          1.743               --
                                                       2006      1.632          1.793               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.557          1.991               --
                                                       2006      1.523          1.557               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.260          1.114               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.170          1.219               --
                                                       2006      1.110          1.170               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.235          1.293               --
                                                       2006      1.181          1.235               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.054          133,902
                                                       2006      0.964          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.345          1.475               --
                                                       2006      1.365          1.345               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.256          1.372               --
                                                       2006      1.269          1.256               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.993          2.088               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.376          1.451               --
                                                       2006      1.248          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.071          1.131               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.449          1.491               --
                                                       2006      1.351          1.449               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274               --
                                                       2006      1.101          1.156               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.146          1.198               --
                                                       2006      1.110          1.146               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.351          1.594               --
                                                       2006      1.387          1.351               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.036          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.305          1.329               --
                                                       2006      1.291          1.305               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.354          1.382               --
                                                       2006      1.324          1.354               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.285          1.313               --
                                                       2006      1.206          1.285               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181               --
                                                       2006      1.075          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.061          1.086               --
                                                       2006      1.028          1.061               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148               --
                                                       2005      1.050          1.088               --
                                                       2004      0.989          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067               --
                                                       2006      1.061          1.047               --
                                                       2005      1.060          1.061               --
                                                       2004      0.993          1.060               --
                                                       2003      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.037          1.105               --
                                                       2006      1.019          1.037               --
                                                       2005      1.014          1.019               --
                                                       2004      0.987          1.014               --
                                                       2003      1.000          0.987               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.854          2.004               --
                                                       2006      1.480          1.854               --
                                                       2005      1.346          1.480               --
                                                       2004      1.182          1.346               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.905          2.032               --
                                                       2006      1.657          1.905               --
                                                       2005      1.579          1.657               --
                                                       2004      1.276          1.579               --
                                                       2003      1.000          1.276               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.284          1.365               --
                                                       2005      1.204          1.284               --
                                                       2004      1.154          1.204               --
                                                       2003      1.000          1.154               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.110          1.181               --
                                                       2005      1.128          1.110               --
                                                       2004      1.083          1.128               --
                                                       2003      1.000          1.083               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.498          1.634               --
                                                       2005      1.359          1.498               --
                                                       2004      1.191          1.359               --
                                                       2003      1.000          1.191               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.262          1.324               --
                                                       2005      1.232          1.262               --
                                                       2004      1.144          1.232               --
                                                       2003      1.000          1.144               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.164          1.192               --
                                                       2005      1.158          1.164               --
                                                       2004      1.070          1.158               --
                                                       2003      1.000          1.070               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.314               --
                                                       2005      1.231          1.271               --
                                                       2004      1.136          1.231               --
                                                       2003      1.000          1.136               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.254          1.291               --
                                                       2005      1.177          1.254               --
                                                       2004      1.127          1.177               --
                                                       2003      1.000          1.127               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165               --
                                                       2005      1.000          1.097               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101               --
                                                       2005      0.998          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120               --
                                                       2005      1.005          1.075               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.063               --
                                                       2005      1.015          1.044               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437               --
                                                       2005      1.233          1.355               --
                                                       2004      1.086          1.233               --
                                                       2003      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387               --
                                                       2005      1.299          1.313               --
                                                       2004      1.162          1.299               --
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.170          1.206               --
                                                       2005      1.159          1.170               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248               --
                                                       2005      1.108          1.157               --
                                                       2004      0.965          1.108               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.423          1.632               --
                                                       2005      1.325          1.423               --
                                                       2004      1.168          1.325               --
                                                       2003      1.000          1.168               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351               --
                                                       2005      1.227          1.275               --
                                                       2004      1.127          1.227               --
                                                       2003      0.991          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.048          1.101               --
                                                       2005      1.045          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.100          1.110               --
                                                       2005      1.082          1.100               --
                                                       2004      0.979          1.082               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.999          0.989               --
                                                       2005      1.003          0.999               --
                                                       2004      0.991          1.003               --
                                                       2003      1.000          0.991               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.233          1.285               --
                                                       2005      1.233          1.233               --
                                                       2004      1.141          1.233               --
                                                       2003      1.000          1.141               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.269               --
                                                       2005      1.009          1.104               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.266               --
                                                       2005      1.043          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.028               --
                                                       2005      1.044          1.067               --
                                                       2004      0.979          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.520          1.455           96,889
                                                       2006      1.337          1.520           97,093
                                                       2005      1.310          1.337           84,129
                                                       2004      1.138          1.310               --
                                                       2003      1.000          1.138               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.266          1.395               --
                                                       2006      1.209          1.266               --
                                                       2005      1.144          1.209               --
                                                       2004      1.124          1.144               --
                                                       2003      1.000          1.124               --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193             3,790
                                                       2004      1.000          1.060             1,930

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.470          1.654         1,223,038
                                                       2006      1.246          1.470         1,106,681
                                                       2005      1.115          1.246           744,537
                                                       2004      1.000          1.115            66,597

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.337          1.471         2,316,461
                                                       2006      1.238          1.337         2,715,136
                                                       2005      1.088          1.238         2,362,837
                                                       2004      1.000          1.088           141,739

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.248          1.285         2,472,638
                                                       2006      1.106          1.248         2,296,183
                                                       2005      1.067          1.106         2,147,199
                                                       2004      1.000          1.067           233,481

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356           477,828
                                                       2004      1.000          1.171             8,878

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354           384,572
                                                       2004      1.000          1.290            25,571

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.195          1.254            24,618
                                                       2006      1.047          1.195            23,564
                                                       2005      1.024          1.047            16,925
                                                       2004      1.000          1.024                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.154          1.006           350,757
                                                       2006      1.136          1.154           280,575
                                                       2005      1.095          1.136           181,668
                                                       2004      1.000          1.095            16,235

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           368,200
                                                       2004      1.000          1.119            25,165

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           564,398
                                                       2004      1.000          1.121            29,732

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.384          1.590         1,277,574
                                                       2006      1.267          1.384         1,138,432
                                                       2005      1.109          1.267           885,415
                                                       2004      1.000          1.109            59,050

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.373          1.436                --
                                                       2006      1.232          1.373                --
                                                       2005      1.042          1.232                --
                                                       2004      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.565          1.768         1,394,620
                                                       2006      1.421          1.565         1,527,218
                                                       2005      1.229          1.421         1,218,529
                                                       2004      1.000          1.229           182,086

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194           441,267
                                                       2004      1.000          1.102                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.980          2.498           409,006
                                                       2006      1.578          1.980           469,478
                                                       2005      1.264          1.578           369,945
                                                       2004      1.000          1.264             7,438

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.487          1.682           768,261
                                                       2006      1.250          1.487           687,284
                                                       2005      1.158          1.250           634,305
                                                       2004      1.000          1.158             5,330

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196           652,350
                                                       2004      1.000          1.121            45,200

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070           555,043
                                                       2004      1.009          1.078            97,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.217          1.451            47,042
                                                       2006      1.152          1.217            16,763
                                                       2005      1.054          1.152            28,706
                                                       2004      1.000          1.054            10,943

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           183,803
                                                       2004      1.000          1.128            21,519

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.267          1.218           415,175

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.236          1.276            15,646

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.234          1.269           779,041
                                                       2006      1.094          1.234           793,709
                                                       2005      1.072          1.094           805,694
                                                       2004      1.000          1.072            95,933

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           162,508

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.308          1.331           152,454
                                                       2006      1.129          1.308           146,364
                                                       2005      1.081          1.129            22,081
                                                       2004      1.000          1.081                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.079          1.077            37,002

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.326          1.429           138,156
                                                       2006      1.200          1.326           131,623
                                                       2005      1.168          1.200           133,310
                                                       2004      1.000          1.168            16,941

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.162          1.263            15,531
                                                       2006      1.102          1.162            15,659
                                                       2005      1.077          1.102            15,372
                                                       2004      1.018          1.077             1,962

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.022          1.015           299,736
                                                       2006      1.002          1.022           295,922
                                                       2005      0.999          1.002           327,630
                                                       2004      1.000          0.999            42,660

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           247,723
                                                       2005      1.059          1.079           189,145
                                                       2004      1.000          1.059            24,972

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045            40,051
                                                       2005      0.992          1.023            43,324
                                                       2004      1.000          0.992            22,153

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237           369,648
                                                       2005      1.056          1.137           452,036
                                                       2004      1.000          1.056            96,325

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193            11,740
                                                       2005      1.067          1.083             4,068
                                                       2004      1.000          1.067                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280           835,285
                                                       2005      1.101          1.114           727,368
                                                       2004      1.000          1.101            22,277

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355           473,985
                                                       2005      1.162          1.233           528,977
                                                       2004      1.000          1.162            20,783

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           304,907
                                                       2004      1.000          1.073            73,643

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.278          1.328            37,894
                                                       2006      1.346          1.278             8,041

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.168          1.175           992,978
                                                       2006      1.111          1.168           189,265

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           666,845

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.436          1.443           678,905

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305             1,292
                                                       2006      1.266          1.345                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.551          1.506           201,936
                                                       2006      1.411          1.551           315,896

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.370          1.751           439,782
                                                       2006      1.340          1.370           501,943

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.259          1.112            43,133

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235           585,871
                                                       2006      1.125          1.186           337,550

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.195           203,745
                                                       2006      1.093          1.142           141,869

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094         1,807,782
                                                       2006      1.001          1.074           983,345

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.053           616,336
                                                       2006      0.964          1.069            18,598

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.292             9,251
                                                       2006      1.197          1.178            22,574

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.370             6,989
                                                       2006      1.269          1.255             6,180

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.717          1.798            23,516

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.399          1.475           564,556
                                                       2006      1.270          1.399           415,730

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           540,233
                                                       2006      1.003          1.216           702,786

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.079          1.139           639,523

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.291          1.328            99,446
                                                       2006      1.205          1.291            98,774

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155            12,488

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.222         1,447,612
                                                       2006      1.133          1.170         1,653,934

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.974         1,578,525
                                                       2006      1.003          1.026         1,187,256

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.116          1.317            20,340
                                                       2006      1.147          1.116            20,577

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.066          1.098           549,963

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         2,507,299
                                                       2006      1.011          1.031         2,713,214

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.184           157,861
                                                       2006      1.151          1.163           183,324

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.212          1.236           282,809
                                                       2006      1.185          1.212           263,698

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069           214,504
                                                       2006      1.002          1.057           410,447

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075            67,451
                                                       2006      1.001          1.040           188,343

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074           103,596
                                                       2006      1.002          1.046            77,418

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           423,152
                                                       2006      1.002          1.051           420,727

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           982,225
                                                       2006      1.002          1.056           235,747

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.216          1.241         2,118,279
                                                       2006      1.141          1.216         1,963,325

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091         1,277,641
                                                       2006      0.996          1.048         1,217,524

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139             5,835
                                                       2006      0.998          1.066             2,746

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157           640,091

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.091          1.117           227,818
                                                       2006      1.057          1.091           336,185

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           982,648
                                                       2004      1.000          0.996            49,045

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103            54,246
                                                       2004      1.003          1.064            12,959

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055           626,168
                                                       2005      1.069          1.069           555,849
                                                       2004      1.000          1.069           142,612

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.068          1.138         1,232,794
                                                       2006      1.050          1.068         1,377,155
                                                       2005      1.046          1.050         1,269,389
                                                       2004      1.000          1.046           188,434

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440           447,968
                                                       2005      1.195          1.253           453,892
                                                       2004      1.000          1.195            39,445

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125            22,713
                                                       2004      1.000          1.056             2,948

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027            54,983
                                                       2004      1.000          1.044             8,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234            15,674
                                                       2004      1.000          1.121            42,968

  Travelers Equity Income Subaccount (5/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130           243,462
                                                       2004      1.000          1.104            81,721

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           169,322
                                                       2004      1.000          1.080            35,194

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.153                --
                                                       2005      1.081          1.116             1,361
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.118          1.151                --
                                                       2005      1.050          1.118           142,262
                                                       2004      1.000          1.050             9,820

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.000          1.097           290,464

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           182,219

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      0.998          1.064         1,127,574

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.005          1.074           178,068

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.044          1.063                --
                                                       2005      1.015          1.044            17,081

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           469,258
                                                       2004      1.000          1.126            10,467

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086            60,243
                                                       2004      1.000          1.075                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         1,319,196
                                                       2004      1.000          1.097           105,770

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177           319,782
                                                       2004      1.000          1.128            46,164

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231            84,003
                                                       2004      1.000          1.147            21,319

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           113,588
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.101                --
                                                       2005      1.045          1.047            10,334

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         1,050,061
                                                       2004      1.000          1.106            11,519

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029           223,653
                                                       2004      1.000          1.033            44,313

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099            19,141
                                                       2004      1.000          1.100             4,346

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.104          1.269                --
                                                       2005      1.009          1.104             1,842

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.266                --
                                                       2005      1.043          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098           307,771
                                                       2004      1.000          1.074            24,004

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.314          1.257           301,262
                                                       2006      1.156          1.314           342,027
                                                       2005      1.133          1.156           281,606
                                                       2004      1.000          1.133             5,749

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363            56,078
                                                       2004      1.142          1.212            46,165
                                                       2003      1.000          1.142            17,957

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.925          2.165           866,071
                                                       2006      1.633          1.925           911,226
                                                       2005      1.461          1.633           964,853
                                                       2004      1.315          1.461           827,402
                                                       2003      1.000          1.315            85,720

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.697          1.867         3,520,804
                                                       2006      1.573          1.697         3,936,027
                                                       2005      1.382          1.573         3,886,381
                                                       2004      1.255          1.382         2,783,603
                                                       2003      1.000          1.255           415,828

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.582          1.627         3,350,196
                                                       2006      1.403          1.582         3,707,381
                                                       2005      1.353          1.403         3,712,498
                                                       2004      1.252          1.353         2,559,810
                                                       2003      1.000          1.252           534,624

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           353,263
                                                       2004      1.212          1.419           203,526
                                                       2003      1.000          1.212            80,503

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701           877,238
                                                       2004      1.260          1.621           491,970
                                                       2003      1.000          1.260            72,641

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.400          1.468           227,458
                                                       2006      1.227          1.400           235,234
                                                       2005      1.201          1.227           229,125
                                                       2004      1.167          1.201           214,175
                                                       2003      1.000          1.167            68,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.469          1.279           681,350
                                                       2006      1.446          1.469           813,464
                                                       2005      1.395          1.446           819,491
                                                       2004      1.280          1.395           603,333
                                                       2003      1.000          1.280           145,012

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         1,220,199
                                                       2004      1.078          1.206           939,568
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298           581,560
                                                       2004      1.071          1.204           228,536
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.736          1.994           984,958
                                                       2006      1.591          1.736         1,165,856
                                                       2005      1.393          1.591         1,126,137
                                                       2004      1.235          1.393           864,914
                                                       2003      1.000          1.235           293,339

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.543          1.612            40,088
                                                       2006      1.384          1.543            48,193
                                                       2005      1.171          1.384            38,642
                                                       2004      1.181          1.171            38,545
                                                       2003      1.000          1.181            28,989

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.183          2.465         1,014,300
                                                       2006      1.983          2.183         1,216,860
                                                       2005      1.716          1.983         1,241,692
                                                       2004      1.406          1.716           870,163
                                                       2003      1.000          1.406            58,696

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436           793,710
                                                       2004      1.203          1.327           695,168
                                                       2003      1.000          1.203           196,575

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.817          3.552           528,170
                                                       2006      2.246          2.817           559,316
                                                       2005      1.800          2.246           553,554
                                                       2004      1.474          1.800           369,842
                                                       2003      1.000          1.474            18,151

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.985          2.244           839,447
                                                       2006      1.669          1.985           878,606
                                                       2005      1.547          1.669           885,241
                                                       2004      1.333          1.547           735,725
                                                       2003      1.104          1.333           146,224

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         1,287,957
                                                       2004      1.323          1.503           722,139
                                                       2003      1.000          1.323           130,368

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           317,419
                                                       2004      0.991          1.059            49,093

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219           130,673
                                                       2004      1.090          1.156           119,061
                                                       2003      1.000          1.090            61,401

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.521          1.813           165,828
                                                       2006      1.461          1.521           192,443
                                                       2005      1.328          1.461           194,857
                                                       2004      1.188          1.328           220,670
                                                       2003      1.000          1.188            63,985

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.569          1.869            85,777
                                                       2006      1.486          1.569           124,715
                                                       2005      1.360          1.486           122,295
                                                       2004      1.381          1.360           153,653
                                                       2003      1.000          1.381            47,837

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.527          1.635           118,285
                                                       2006      1.322          1.527           117,022
                                                       2005      1.279          1.322           131,818
                                                       2004      1.249          1.279           159,298
                                                       2003      1.000          1.249           107,536

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           500,355
                                                       2004      1.330          1.496           348,129
                                                       2003      1.000          1.330            57,234

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.625          1.562           409,751

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.503          1.551           320,050

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.500          1.541         1,112,176
                                                       2006      1.331          1.500         1,251,314
                                                       2005      1.304          1.331         1,355,350
                                                       2004      1.208          1.304         1,174,910
                                                       2003      1.000          1.208           271,893

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           555,333

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.657          1.686           196,197
                                                       2006      1.431          1.657           207,913
                                                       2005      1.372          1.431           206,214
                                                       2004      1.269          1.372           157,272
                                                       2003      1.000          1.269            30,114

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.393          1.390           244,857

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.822          1.962           666,562
                                                       2006      1.650          1.822           739,431
                                                       2005      1.606          1.650           737,770
                                                       2004      1.425          1.606           530,519
                                                       2003      1.000          1.425            71,127

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.124          1.220            28,569
                                                       2006      1.065          1.124            28,593
                                                       2005      1.042          1.065            38,735
                                                       2004      0.985          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.010          1.002           295,060
                                                       2006      0.990          1.010           313,302
                                                       2005      0.988          0.990           364,505
                                                       2004      0.997          0.988           368,041
                                                       2003      1.000          0.997           234,838

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632           577,731
                                                       2005      1.385          1.411           591,119
                                                       2004      1.306          1.385           420,474
                                                       2003      1.000          1.306            76,575

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           301,772
                                                       2005      1.283          1.322           292,279
                                                       2004      1.303          1.283           280,154
                                                       2003      1.000          1.303           105,358

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587           539,769
                                                       2005      1.356          1.459           558,633
                                                       2004      1.269          1.356           434,817
                                                       2003      1.000          1.269            39,945

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           343,782
                                                       2005      1.299          1.319           356,826
                                                       2004      1.224          1.299           359,923
                                                       2003      1.000          1.224           145,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         1,176,328
                                                       2005      1.366          1.381         1,201,312
                                                       2004      1.239          1.366           521,488
                                                       2003      1.000          1.239           121,421

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774           864,026
                                                       2005      1.523          1.614           846,383
                                                       2004      1.254          1.523           517,775
                                                       2003      1.000          1.254           106,423

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075           462,449
                                                       2004      0.961          1.057           280,550

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.682          1.747           288,301
                                                       2006      1.773          1.682           290,638

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.290          1.298           513,078
                                                       2006      1.228          1.290           266,281

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612           568,680

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.674          1.680           549,357

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303            65,112
                                                       2006      1.265          1.344            59,146

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.931          1.875           313,799
                                                       2006      1.759          1.931           335,262

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.658          2.117           308,053
                                                       2006      1.622          1.658           371,025

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.258          1.111            11,086

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.167          1.215           336,588
                                                       2006      1.108          1.167           398,186

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.292          1.352           647,627
                                                       2006      1.237          1.292           697,383

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093         2,900,295
                                                       2006      1.001          1.074         1,301,526

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.052         1,343,186
                                                       2006      0.963          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.420          1.556           150,129
                                                       2006      1.442          1.420           160,256

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.254          1.368            31,436
                                                       2006      1.268          1.254             6,457

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.166          2.268            83,895

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.372          1.446           206,996
                                                       2006      1.246          1.372           212,106

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014         1,323,044
                                                       2006      1.003          1.216         1,572,360

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.121          1.183           518,698

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.522          1.565            65,931
                                                       2006      1.420          1.522            66,777

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.194           882,615
                                                       2006      1.107          1.143           970,246

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.974         2,691,592
                                                       2006      1.003          1.025         1,616,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.480          1.745           335,743
                                                       2006      1.522          1.480           403,407

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.054          1.085           821,926

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         4,349,044
                                                       2006      0.994          1.013         1,615,989

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.391           224,958
                                                       2006      1.353          1.367           279,864

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.453          1.480           650,329
                                                       2006      1.421          1.453           741,984

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068           226,735
                                                       2006      1.002          1.057           135,168

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073           143,577
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074            98,135
                                                       2006      1.002          1.051            37,846

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           152,117
                                                       2006      1.002          1.056           152,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.356          1.383         2,830,693
                                                       2006      1.273          1.356         3,073,684

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090         3,233,582
                                                       2006      0.996          1.047         3,724,029

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138           103,160
                                                       2006      0.998          1.065            86,269

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           315,748

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.058          1.082           304,026
                                                       2006      1.025          1.058           267,782

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,548,431
                                                       2004      0.991          0.980         1,250,641
                                                       2003      1.000          0.991           312,983

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086            44,961
                                                       2004      0.989          1.049             7,463

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096           533,525
                                                       2005      1.112          1.112           499,172
                                                       2004      1.043          1.112           325,618
                                                       2003      1.000          1.043            86,179

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.057          1.126         1,830,089
                                                       2006      1.040          1.057         1,905,865
                                                       2005      1.037          1.040         1,880,674
                                                       2004      1.009          1.037         1,264,630
                                                       2003      1.000          1.009           488,778

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015            48,105
                                                       2005      1.466          1.611            53,538
                                                       2004      1.289          1.466            54,767
                                                       2003      1.000          1.289            27,598

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120           662,889
                                                       2005      1.761          1.846           642,722
                                                       2004      1.425          1.761           310,643
                                                       2003      1.000          1.425            70,299

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           144,145
                                                       2004      1.221          1.274           137,133
                                                       2003      1.000          1.221            77,447

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163           648,893
                                                       2004      1.137          1.183           424,807
                                                       2003      1.000          1.137           151,788

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           284,596
                                                       2004      1.295          1.477           216,907
                                                       2003      1.000          1.295            56,684

  Travelers Equity Income Subaccount (5/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354           759,698
                                                       2004      1.230          1.324           438,598
                                                       2003      1.000          1.230           197,581

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           302,030
                                                       2004      1.105          1.194           220,176
                                                       2003      1.000          1.105            47,057

  Travelers Federated Stock Subaccount (6/03)........  2006      1.392          1.439                --
                                                       2005      1.350          1.392            73,800
                                                       2004      1.247          1.350            82,274
                                                       2003      1.000          1.247            36,695

  Travelers Large Cap Subaccount (6/03)..............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           271,963
                                                       2004      1.184          1.235           178,884
                                                       2003      1.000          1.184            83,869

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.000          1.097           115,321

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      0.998          1.064            22,907

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.005          1.074           136,233

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.062                --
                                                       2005      1.015          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441           583,280
                                                       2004      1.157          1.313           388,377
                                                       2003      1.000          1.157            13,986

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           475,226
                                                       2004      1.277          1.427           339,392
                                                       2003      1.000          1.277           107,711

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         2,961,566
                                                       2004      1.122          1.225         1,976,993
                                                       2003      1.000          1.122           578,277

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155           207,080
                                                       2004      0.964          1.107            25,909

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           322,263
                                                       2004      1.262          1.430           158,261
                                                       2003      1.000          1.262             4,015

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341            61,203
                                                       2004      1.187          1.292            33,805
                                                       2003      1.000          1.187            23,910

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.100                --
                                                       2005      1.045          1.047                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098           998,077
                                                       2004      0.979          1.082           114,432

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018           885,900
                                                       2004      1.012          1.023           587,025
                                                       2003      1.000          1.012           309,145

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320            40,765
                                                       2004      1.224          1.321            93,113
                                                       2003      1.000          1.224            29,152

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.268                --
                                                       2005      1.009          1.103             3,875

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.105          1.265                --
                                                       2005      1.043          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           293,739
                                                       2004      0.979          1.043           118,760

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.674          1.601           751,372
                                                       2006      1.473          1.674           755,370
                                                       2005      1.445          1.473           817,856
                                                       2004      1.256          1.445           440,864
                                                       2003      1.000          1.256           196,779

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.329          1.463            12,266
                                                       2006      1.271          1.329            26,624
                                                       2005      1.203          1.271            26,630
                                                       2004      1.183          1.203            27,279
                                                       2003      1.000          1.183            25,844






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.922          2.160           23,785
                                                       2006      1.630          1.922           23,786
                                                       2005      1.460          1.630               --
                                                       2004      1.315          1.460               --
                                                       2003      1.000          1.315               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.694          1.863           65,377
                                                       2006      1.570          1.694           66,007
                                                       2005      1.381          1.570          179,733
                                                       2004      1.254          1.381          132,567
                                                       2003      1.000          1.254           67,843

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.579          1.623           31,561
                                                       2006      1.401          1.579           31,184
                                                       2005      1.352          1.401           59,362
                                                       2004      1.252          1.352               --
                                                       2003      1.000          1.252               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           36,725
                                                       2004      1.212          1.417            1,512
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          163,676
                                                       2004      1.259          1.619           58,985
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.397          1.465               --
                                                       2006      1.225          1.397               --
                                                       2005      1.199          1.225               --
                                                       2004      1.167          1.199               --
                                                       2003      1.000          1.167               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.466          1.276            5,197
                                                       2006      1.444          1.466            5,201
                                                       2005      1.394          1.444           55,395
                                                       2004      1.279          1.394           18,094
                                                       2003      1.000          1.279            5,212

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           46,365
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297               --
                                                       2004      1.071          1.203               --
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.733          1.990           36,684
                                                       2006      1.589          1.733           71,365
                                                       2005      1.392          1.589          143,776
                                                       2004      1.235          1.392           82,985
                                                       2003      1.000          1.235           65,788

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.179          2.459           41,409
                                                       2006      1.981          2.179           52,280
                                                       2005      1.715          1.981           48,506
                                                       2004      1.405          1.715            5,056
                                                       2003      1.000          1.405            5,056

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           41,802
                                                       2004      1.202          1.325           41,807
                                                       2003      1.000          1.202           33,779

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.812          3.544           12,015
                                                       2006      2.243          2.812           12,016
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           86,019
                                                       2006      1.667          1.982           94,875
                                                       2005      1.546          1.667           48,118
                                                       2004      1.333          1.546            9,059
                                                       2003      1.104          1.333            3,495

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           24,769
                                                       2004      1.322          1.501           24,780
                                                       2003      1.000          1.322            5,260

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050          132,070
                                                       2004      0.991          1.059               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217               --
                                                       2004      1.090          1.155               --
                                                       2003      1.000          1.090               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.566          1.865               --
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521               --
                                                       2004      1.329          1.494               --
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.622          1.558               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.500          1.547               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.497          1.537               --
                                                       2006      1.329          1.497               --
                                                       2005      1.302          1.329               --
                                                       2004      1.207          1.302               --
                                                       2003      1.000          1.207               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614              796

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.654          1.682           12,991
                                                       2006      1.429          1.654           13,000
                                                       2005      1.371          1.429           13,010
                                                       2004      1.269          1.371           13,020
                                                       2003      1.000          1.269               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.390          1.387            3,398

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.985          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629               --
                                                       2005      1.384          1.409               --
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            3,468
                                                       2005      1.282          1.320            3,283
                                                       2004      1.303          1.282            3,511
                                                       2003      1.000          1.303            3,290

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583           41,265
                                                       2005      1.354          1.457           41,783
                                                       2004      1.268          1.354               --
                                                       2003      1.000          1.268               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583           18,380
                                                       2005      1.365          1.380           46,855
                                                       2004      1.238          1.365               --
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770           22,839
                                                       2005      1.521          1.612           21,989
                                                       2004      1.253          1.521               --
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.961          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.679          1.743               --
                                                       2006      1.770          1.679               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.287          1.295           62,211
                                                       2006      1.226          1.287          106,334

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609            7,312

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.670          1.676            8,207

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.928          1.871           17,010
                                                       2006      1.756          1.928           44,353

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.654          2.112           36,050
                                                       2006      1.620          1.654           36,569

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.257          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.290          1.349               --
                                                       2006      1.235          1.290               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093           27,062
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           13,897
                                                       2006      0.963          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.552               --
                                                       2006      1.440          1.417               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.162          2.262               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.370          1.443            4,483
                                                       2006      1.244          1.370           43,866

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           63,022
                                                       2006      1.003          1.216          109,995

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.119          1.180           35,247

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.191           69,013
                                                       2006      1.106          1.142           69,017

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.973           24,438
                                                       2006      1.003          1.025           12,096

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.478          1.741            2,584
                                                       2006      1.519          1.478            2,599

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.083           11,106

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040          122,401
                                                       2006      0.993          1.011          122,004

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.364          1.388            8,350
                                                       2006      1.351          1.364            8,357

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.450          1.477           42,789
                                                       2006      1.419          1.450           42,792

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.353          1.379            7,166
                                                       2006      1.271          1.353            7,152

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089           76,577
                                                       2006      0.996          1.047           76,834

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.056          1.080               --
                                                       2006      1.024          1.056               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          229,111
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.989          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094           29,371
                                                       2005      1.111          1.110          168,246
                                                       2004      1.042          1.111          141,085
                                                       2003      1.000          1.042          156,113

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.055          1.123           79,979
                                                       2006      1.039          1.055           79,984
                                                       2005      1.036          1.039               --
                                                       2004      1.009          1.036               --
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116            5,940
                                                       2005      1.759          1.843               --
                                                       2004      1.424          1.759               --
                                                       2003      1.000          1.424               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354               --
                                                       2004      1.221          1.273               --
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161               --
                                                       2004      1.136          1.182               --
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623               --
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           41,753
                                                       2004      1.230          1.323           41,759
                                                       2003      1.000          1.230           33,915

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198           74,051
                                                       2004      1.104          1.193           32,668
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313               --
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.000          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      0.998          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.005          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.062               --
                                                       2005      1.015          1.043               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           60,230
                                                       2004      1.157          1.312           14,500
                                                       2003      1.000          1.157               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,616
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233           96,988
                                                       2004      1.122          1.224           97,035
                                                       2003      1.000          1.122           80,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154           44,022
                                                       2004      0.964          1.107               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           30,965
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.100               --
                                                       2005      1.045          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.979          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           72,020
                                                       2004      1.011          1.022           10,747
                                                       2003      1.000          1.011           10,533

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318            8,228
                                                       2004      1.224          1.320            8,236
                                                       2003      1.000          1.224            8,236

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.267               --
                                                       2005      1.009          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.264               --
                                                       2005      1.043          1.104               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065          132,175
                                                       2004      0.979          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.671          1.597           73,600
                                                       2006      1.471          1.671          104,238
                                                       2005      1.443          1.471          157,662
                                                       2004      1.256          1.443           81,080
                                                       2003      1.000          1.256           66,375

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313             2,338
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.761          1.978           309,544
                                                       2006      1.494          1.761           314,423
                                                       2005      1.339          1.494           315,630
                                                       2004      1.206          1.339             7,336
                                                       2003      1.000          1.206                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.554          1.708         1,350,865
                                                       2006      1.441          1.554         1,413,823
                                                       2005      1.268          1.441         1,354,187
                                                       2004      1.152          1.268            24,629
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.448          1.488         1,328,431
                                                       2006      1.285          1.448         1,450,907
                                                       2005      1.241          1.285         1,458,706
                                                       2004      1.149          1.241            54,317
                                                       2003      1.000          1.149                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           150,896
                                                       2004      1.134          1.326                --
                                                       2003      1.000          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           151,319
                                                       2004      1.213          1.559            30,234
                                                       2003      1.000          1.213                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.302          1.364            41,147
                                                       2006      1.142          1.302            45,737
                                                       2005      1.119          1.142            48,606
                                                       2004      1.089          1.119                --
                                                       2003      1.000          1.089                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.358          1.181           100,733
                                                       2006      1.337          1.358           104,733
                                                       2005      1.292          1.337           125,124
                                                       2004      1.186          1.292                --
                                                       2003      1.000          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298         1,154,267
                                                       2004      1.082          1.204                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           336,099
                                                       2004      1.123          1.202                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.628          1.867           333,425
                                                       2006      1.493          1.628           396,876
                                                       2005      1.308          1.493           361,210
                                                       2004      1.161          1.308                --
                                                       2003      1.000          1.161                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.426          1.488                --
                                                       2006      1.280          1.426                --
                                                       2005      1.085          1.280                --
                                                       2004      1.095          1.085                --
                                                       2003      1.017          1.095                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.962          2.213           287,565
                                                       2006      1.784          1.962           318,246
                                                       2005      1.545          1.784           262,262
                                                       2004      1.267          1.545            12,304
                                                       2003      1.000          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339            29,624
                                                       2004      1.124          1.238                --
                                                       2003      1.000          1.124                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.530          3.187           102,519
                                                       2006      2.019          2.530           212,545
                                                       2005      1.620          2.019           218,109
                                                       2004      1.328          1.620             2,949
                                                       2003      1.000          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.804          2.037           383,034
                                                       2006      1.518          1.804           240,657
                                                       2005      1.409          1.518           240,002
                                                       2004      1.215          1.409                --
                                                       2003      1.000          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432           857,133
                                                       2004      1.184          1.344            43,615
                                                       2003      1.000          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           229,720
                                                       2004      0.991          1.058            25,778

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.000          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.402          1.668            16,639
                                                       2006      1.329          1.402            18,945
                                                       2005      1.217          1.329            18,650
                                                       2004      1.238          1.217                --
                                                       2003      1.000          1.238                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.000          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           167,108
                                                       2004      1.228          1.380                --
                                                       2003      1.000          1.228                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415            47,790

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.379          1.422            27,036

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.393          1.429           114,906
                                                       2006      1.237          1.393           116,921
                                                       2005      1.213          1.237           107,307
                                                       2004      1.124          1.213                --
                                                       2003      1.000          1.124                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459            64,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.481          1.505            48,396
                                                       2006      1.280          1.481            48,666
                                                       2005      1.228          1.280            44,662
                                                       2004      1.137          1.228            30,144
                                                       2003      1.000          1.137                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.259          1.255            48,527

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.626          1.749           100,612
                                                       2006      1.474          1.626           111,595
                                                       2005      1.436          1.474           107,652
                                                       2004      1.275          1.436            19,413
                                                       2003      1.000          1.275                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.121          1.216            12,401
                                                       2006      1.064          1.121            12,408
                                                       2005      1.042          1.064                --
                                                       2004      0.985          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.998           112,661
                                                       2006      0.988          1.006           109,424
                                                       2005      0.987          0.988            63,886
                                                       2004      0.997          0.987            34,885
                                                       2003      0.998          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473            37,178
                                                       2005      1.253          1.275            34,803
                                                       2004      1.182          1.253             2,192
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219            51,992
                                                       2005      1.161          1.196            48,233
                                                       2004      1.181          1.161            34,992
                                                       2003      1.000          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439            46,529
                                                       2005      1.232          1.324           119,126
                                                       2004      1.154          1.232               701
                                                       2003      1.000          1.154                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            27,047
                                                       2005      1.195          1.211            15,341
                                                       2004      1.127          1.195                --
                                                       2003      0.996          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472           318,169
                                                       2005      1.270          1.283           387,681
                                                       2004      1.153          1.270                --
                                                       2003      0.996          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640           459,507
                                                       2005      1.411          1.494           435,887
                                                       2004      1.163          1.411            30,256
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073            90,812
                                                       2004      0.961          1.057                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.541          1.599            34,216
                                                       2006      1.625          1.541            35,647

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.244          1.251           391,651
                                                       2006      1.185          1.244           216,238

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           191,200

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.563          1.569           222,875

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300             3,805
                                                       2006      1.264          1.342             3,709

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.781          1.727            84,221
                                                       2006      1.623          1.781            82,738

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.546          1.973           138,693
                                                       2006      1.514          1.546           160,457

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.255          1.108                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.164          1.210            92,246
                                                       2006      1.105          1.164            92,362

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.226          1.281            60,575
                                                       2006      1.175          1.226            83,074

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092           661,500
                                                       2006      1.001          1.073           258,340

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           659,411
                                                       2006      0.963          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.335          1.462            19,921
                                                       2006      1.357          1.335            20,042

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.252          1.365            15,616
                                                       2006      1.267          1.252            19,949

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.978          2.069                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.368          1.440           222,645
                                                       2006      1.243          1.368           224,693

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013           238,776
                                                       2006      1.003          1.215           262,394

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.063          1.121           588,838

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.439          1.478            12,724
                                                       2006      1.344          1.439            12,724

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.189           483,228
                                                       2006      1.105          1.140           508,748

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.972           830,322
                                                       2006      1.003          1.025           728,169

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.341          1.580            36,256
                                                       2006      1.379          1.341            36,571

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.057           103,834

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040         1,335,803
                                                       2006      0.993          1.012         1,621,168

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.317            98,084
                                                       2006      1.283          1.296            87,283

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.369           215,869
                                                       2006      1.316          1.345           236,255

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067           263,844
                                                       2006      1.002          1.056           375,314

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072            42,587
                                                       2006      1.001          1.038            19,867

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071                --
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072           733,260
                                                       2006      1.002          1.050           723,125

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072           645,927
                                                       2006      1.002          1.055           707,477

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.276          1.301           630,795
                                                       2006      1.199          1.276           715,113

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088         2,988,815
                                                       2006      0.996          1.047         3,160,323

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136             2,758
                                                       2006      0.998          1.064             2,904

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           193,712

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.078           162,369
                                                       2006      1.023          1.055           159,898

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987           448,027
                                                       2004      0.992          0.980           270,004
                                                       2003      1.000          0.992                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085            58,921
                                                       2004      0.988          1.048                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040           588,966
                                                       2005      1.057          1.056           497,117
                                                       2004      0.992          1.057             2,005
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.030          1.095           776,021
                                                       2006      1.014          1.030           640,014
                                                       2005      1.011          1.014           571,328
                                                       2004      0.986          1.011            85,953
                                                       2003      1.000          0.986                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           132,840
                                                       2005      1.574          1.648           134,921
                                                       2004      1.275          1.574                --
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277            20,167
                                                       2004      1.152          1.201                --
                                                       2003      1.000          1.152                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104            59,071
                                                       2004      1.082          1.125                --
                                                       2003      1.000          1.082                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491            32,369
                                                       2004      1.190          1.355            23,092
                                                       2003      1.000          1.190                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           164,775
                                                       2004      1.143          1.228            69,212
                                                       2003      1.000          1.143                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           182,070
                                                       2004      1.069          1.155            40,069
                                                       2003      1.000          1.069                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.264          1.307                --
                                                       2005      1.227          1.264                --
                                                       2004      1.135          1.227                --
                                                       2003      1.000          1.135                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.248          1.283                --
                                                       2005      1.174          1.248            52,166
                                                       2004      1.126          1.174                --
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.000          1.096           100,596

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.028                --
                                                       2005      1.000          1.027            21,346

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      0.998          1.063           565,659

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.005          1.073           631,705

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.043          1.061                --
                                                       2005      1.015          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           195,627
                                                       2004      1.085          1.230            39,904
                                                       2003      1.000          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306            31,140
                                                       2004      1.161          1.296             7,277
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164           708,243
                                                       2004      1.060          1.155            39,475
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           169,447
                                                       2004      0.964          1.107            17,723

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415            80,491
                                                       2004      1.167          1.321                --
                                                       2003      1.000          1.167                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269            12,724
                                                       2004      1.126          1.224                --
                                                       2003      0.991          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.047          1.099                --
                                                       2005      1.045          1.047                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           499,012
                                                       2004      0.979          1.081                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994            86,522
                                                       2004      0.989          1.000            19,704
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            32,525
                                                       2004      1.140          1.229                --
                                                       2003      1.000          1.140                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.103          1.267                --
                                                       2005      1.009          1.103            23,481

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.264                --
                                                       2005      1.043          1.104               973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           175,319
                                                       2004      0.979          1.042                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.510          1.442           301,223
                                                       2006      1.330          1.510           306,543
                                                       2005      1.306          1.330           294,620
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.000          1.123                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182              --
                                                       2005      1.084          1.217              --
                                                       2004      1.000          1.084              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.468          1.648              --
                                                       2006      1.247          1.468              --
                                                       2005      1.118          1.247              --
                                                       2004      1.000          1.118              --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.348          1.480              --
                                                       2006      1.251          1.348              --
                                                       2005      1.101          1.251              --
                                                       2004      1.000          1.101              --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.256          1.290              --
                                                       2006      1.115          1.256              --
                                                       2005      1.077          1.115              --
                                                       2004      1.000          1.077              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.328              --
                                                       2005      1.163          1.345              --
                                                       2004      1.000          1.163              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.259          1.633              --
                                                       2005      1.202          1.259           1,304
                                                       2004      1.000          1.202              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.202          1.259              --
                                                       2006      1.056          1.202              --
                                                       2005      1.034          1.056              --
                                                       2004      1.000          1.034              --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.108          0.963              --
                                                       2006      1.092          1.108              --
                                                       2005      1.055          1.092              --
                                                       2004      1.000          1.055              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.199          1.302              --
                                                       2005      1.113          1.199              --
                                                       2004      1.000          1.113              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314              --
                                                       2005      1.097          1.182              --
                                                       2004      1.000          1.097              --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.402          1.608             788
                                                       2006      1.287          1.402             883
                                                       2005      1.128          1.287             854
                                                       2004      1.000          1.128              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.355          1.414              --
                                                       2006      1.217          1.355              --
                                                       2005      1.032          1.217              --
                                                       2004      1.000          1.032              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.521          1.715             736
                                                       2006      1.384          1.521             805
                                                       2005      1.199          1.384             807
                                                       2004      1.000          1.199              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.175          1.361              --
                                                       2005      1.087          1.175              --
                                                       2004      1.000          1.087              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.842          2.319             272
                                                       2006      1.470          1.842             351
                                                       2005      1.180          1.470             389
                                                       2004      1.000          1.180              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.475          1.665              --
                                                       2006      1.242          1.475              --
                                                       2005      1.153          1.242              --
                                                       2004      1.000          1.153              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.208          1.439              --
                                                       2005      1.135          1.208              --
                                                       2004      1.000          1.135              --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069              --
                                                       2005      1.058          1.048              --
                                                       2004      0.991          1.058              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151              --
                                                       2005      1.061          1.117              --
                                                       2004      1.000          1.061              --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.216          1.447              --
                                                       2006      1.170          1.216              --
                                                       2005      1.065          1.170              --
                                                       2004      1.000          1.065              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.169          1.391              --
                                                       2006      1.109          1.169              --
                                                       2005      1.017          1.109              --
                                                       2004      1.000          1.017              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.219          1.303              --
                                                       2006      1.057          1.219              --
                                                       2005      1.024          1.057              --
                                                       2004      1.000          1.024              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.134          1.265              --
                                                       2005      1.115          1.134              --
                                                       2004      1.000          1.115              --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.242          1.192           1,044

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.241          1.279              --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.248          1.280              --
                                                       2006      1.108          1.248              --
                                                       2005      1.087          1.108              --
                                                       2004      1.000          1.087              --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224              --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.287          1.307              --
                                                       2006      1.113          1.287              --
                                                       2005      1.068          1.113              --
                                                       2004      1.000          1.068              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.086          1.083              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.266          1.362              --
                                                       2006      1.149          1.266              --
                                                       2005      1.120          1.149              --
                                                       2004      1.000          1.120              --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.119          1.213              --
                                                       2006      1.063          1.119              --
                                                       2005      1.041          1.063              --
                                                       2004      0.985          1.041              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          0.999              --
                                                       2006      0.991          1.008              --
                                                       2005      0.990          0.991              --
                                                       2004      1.000          0.990              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295              --
                                                       2006      1.071          1.237              --
                                                       2005      1.053          1.071              --
                                                       2004      1.000          1.053              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.052          1.094              --
                                                       2006      1.033          1.052              --
                                                       2005      1.004          1.033              --
                                                       2004      1.000          1.004              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.213          1.253              --
                                                       2006      1.117          1.213           1,017
                                                       2005      1.040          1.117             984
                                                       2004      1.000          1.040              --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.199          1.249              --
                                                       2006      1.091          1.199              --
                                                       2005      1.076          1.091              --
                                                       2004      1.000          1.076              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.279          1.327              --
                                                       2006      1.116          1.279              --
                                                       2005      1.105          1.116              --
                                                       2004      1.000          1.105              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.375          1.513              --
                                                       2006      1.253          1.375             908
                                                       2005      1.184          1.253             870
                                                       2004      1.000          1.184              --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104              --
                                                       2005      1.056          1.072              --
                                                       2004      0.961          1.056              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.314              --
                                                       2006      1.337          1.267              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.147          1.152              --
                                                       2006      1.093          1.147              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432              --
                                                       2006      1.298          1.369              --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.420          1.425              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.298              --
                                                       2006      1.263          1.341              --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.534          1.487              --
                                                       2006      1.398          1.534              --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.355          1.728              --
                                                       2006      1.328          1.355              --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.254          1.106              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.162          1.208              --
                                                       2006      1.104          1.162              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.123          1.173              --
                                                       2006      1.076          1.123              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.091              --
                                                       2006      1.001          1.073              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.050           1,194
                                                       2006      0.963          1.067              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.181          1.292              --
                                                       2006      1.201          1.181              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.251          1.363              --
                                                       2006      1.266          1.251              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.694          1.771              --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.366          1.438              --
                                                       2006      1.242          1.366              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012           1,821
                                                       2006      1.003          1.215           1,507

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.024          1.080              --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.300          1.335              --
                                                       2006      1.214          1.300              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268              --
                                                       2006      1.099          1.151              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.187           3,167
                                                       2006      1.104          1.139           3,229

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.971           1,304
                                                       2006      1.003          1.024              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.136          1.337              --
                                                       2006      1.169          1.136              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.048              --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049           3,224
                                                       2006      1.003          1.022              --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.166          1.185              --
                                                       2006      1.156          1.166              --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.200          1.221              --
                                                       2006      1.174          1.200              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066              --
                                                       2006      1.002          1.056              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071              --
                                                       2006      1.001          1.038              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070              --
                                                       2006      1.002          1.045              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071              --
                                                       2006      1.002          1.050              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071              --
                                                       2006      1.002          1.055              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.192          1.214              --
                                                       2006      1.120          1.192              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087              --
                                                       2006      0.996          1.046              --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136              --
                                                       2006      0.998          1.064              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172              --
                                                       2006      1.069          1.131              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.053          1.076              --
                                                       2006      1.022          1.053              --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003              --
                                                       2005      0.991          0.997              --
                                                       2004      1.000          0.991              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143              --
                                                       2005      1.048          1.084              --
                                                       2004      0.988          1.048              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020              --
                                                       2006      1.018          1.002              --
                                                       2005      1.020          1.018              --
                                                       2004      1.000          1.020              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.020          1.085              --
                                                       2006      1.005          1.020              --
                                                       2005      1.003          1.005              --
                                                       2004      1.000          1.003              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.576          1.703              --
                                                       2006      1.262          1.576              --
                                                       2005      1.150          1.262              --
                                                       2004      1.000          1.150              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.416          1.509              --
                                                       2006      1.235          1.416             880
                                                       2005      1.180          1.235             875
                                                       2004      1.000          1.180              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.130          1.201              --
                                                       2005      1.063          1.130              --
                                                       2004      1.000          1.063              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.012          1.076              --
                                                       2005      1.031          1.012              --
                                                       2004      1.000          1.031              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.337              --
                                                       2005      1.116          1.227              --
                                                       2004      1.000          1.116              --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.174              --
                                                       2005      1.097          1.120              --
                                                       2004      1.000          1.097              --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.068          1.093              --
                                                       2005      1.065          1.068              --
                                                       2004      1.000          1.065              --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.117          1.154              --
                                                       2005      1.085          1.117              --
                                                       2004      1.000          1.085              --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.124          1.156              --
                                                       2005      1.058          1.124              --
                                                       2004      1.000          1.058              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162              --
                                                       2005      1.000          1.096              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028              --
                                                       2005      1.000          1.026              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098              --
                                                       2005      0.998          1.063              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117              --
                                                       2005      1.005          1.073              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.060              --
                                                       2005      1.014          1.042              --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298              --
                                                       2005      1.118          1.225              --
                                                       2004      1.000          1.118              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169              --
                                                       2005      1.098          1.107              --
                                                       2004      1.000          1.098              --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.087          1.120              --
                                                       2005      1.080          1.087              --
                                                       2004      1.000          1.080              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242              --
                                                       2005      1.106          1.152              --
                                                       2004      0.964          1.106              --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.398              --
                                                       2005      1.139          1.220              --
                                                       2004      1.000          1.139              --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214              --
                                                       2005      1.107          1.147              --
                                                       2004      1.000          1.107              --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.099              --
                                                       2005      1.045          1.046              --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.095          1.104              --
                                                       2005      1.081          1.095           3,054
                                                       2004      0.978          1.081              --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.986          0.975              --
                                                       2005      0.992          0.986              --
                                                       2004      1.000          0.992              --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.144              --
                                                       2005      1.101          1.099              --
                                                       2004      1.000          1.101              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.266              --
                                                       2005      1.009          1.102              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.104          1.263              --
                                                       2005      1.043          1.104              --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022              --
                                                       2005      1.042          1.063              --
                                                       2004      0.979          1.042              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.311          1.252              --
                                                       2006      1.156          1.311              --
                                                       2005      1.135          1.156              --
                                                       2004      1.000          1.135              --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.149          1.263              --
                                                       2006      1.101          1.149              --
                                                       2005      1.043          1.101              --
                                                       2004      1.000          1.043              --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356            58,269
                                                       2004      1.141          1.208            58,274
                                                       2003      1.000          1.141            34,659

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.911          2.145           323,535
                                                       2006      1.624          1.911           340,407
                                                       2005      1.457          1.624           411,831
                                                       2004      1.313          1.457           346,183
                                                       2003      1.000          1.313            67,280

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.685          1.850           840,289
                                                       2006      1.564          1.685           926,141
                                                       2005      1.377          1.564         1,170,033
                                                       2004      1.253          1.377           960,973
                                                       2003      1.000          1.253           103,752

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.571          1.612           779,402
                                                       2006      1.395          1.571           919,233
                                                       2005      1.349          1.395         1,040,719
                                                       2004      1.250          1.349           768,932
                                                       2003      1.000          1.250           150,791

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633           187,401
                                                       2004      1.210          1.414           172,456
                                                       2003      1.000          1.210            26,959

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           209,754
                                                       2004      1.258          1.615           150,096
                                                       2003      1.000          1.258            44,089

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.390          1.455             8,837
                                                       2006      1.221          1.390             4,663
                                                       2005      1.197          1.221            10,393
                                                       2004      1.166          1.197            11,209
                                                       2003      1.000          1.166                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.458          1.267           187,489
                                                       2006      1.438          1.458           231,611
                                                       2005      1.391          1.438           416,941
                                                       2004      1.278          1.391           374,826
                                                       2003      1.000          1.278            50,060

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           200,301
                                                       2004      1.078          1.203            46,933
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           165,785
                                                       2004      1.071          1.201            79,481
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.724          1.976           324,979
                                                       2006      1.583          1.724           369,629
                                                       2005      1.388          1.583           398,076
                                                       2004      1.234          1.388           383,209
                                                       2003      1.000          1.234            71,351

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.532          1.597            30,469
                                                       2006      1.377          1.532            32,227
                                                       2005      1.167          1.377            34,141
                                                       2004      1.179          1.167            33,614
                                                       2003      1.000          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.167          2.442           271,682
                                                       2006      1.973          2.167           273,605
                                                       2005      1.710          1.973           260,177
                                                       2004      1.404          1.710           175,751
                                                       2003      1.000          1.404            67,883

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           231,831
                                                       2004      1.201          1.322           188,296
                                                       2003      1.000          1.201            33,228

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.797          3.519           234,874
                                                       2006      2.234          2.797           257,831
                                                       2005      1.794          2.234           332,809
                                                       2004      1.472          1.794           286,267
                                                       2003      1.000          1.472            46,788

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.971          2.224           313,231
                                                       2006      1.661          1.971           352,967
                                                       2005      1.542          1.661           336,958
                                                       2004      1.331          1.542           302,044
                                                       2003      1.104          1.331            93,864

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           156,524
                                                       2004      1.321          1.498            91,248
                                                       2003      1.000          1.321            18,923

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047            64,757
                                                       2004      0.991          1.058            11,564

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            18,631
                                                       2004      1.089          1.153            31,761
                                                       2003      1.000          1.089            35,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.510          1.796            48,456
                                                       2006      1.453          1.510            62,972
                                                       2005      1.324          1.453           132,784
                                                       2004      1.186          1.324           132,640
                                                       2003      1.000          1.186            16,568

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.557          1.852            77,926
                                                       2006      1.478          1.557            77,320
                                                       2005      1.355          1.478            91,738
                                                       2004      1.379          1.355            86,670
                                                       2003      1.000          1.379            73,510

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248               672

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           271,562
                                                       2004      1.328          1.491           236,637
                                                       2003      1.000          1.328           201,678

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.612          1.547            93,036

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.491          1.537            26,537

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.489          1.527           355,728
                                                       2006      1.324          1.489           430,201
                                                       2005      1.299          1.324           458,582
                                                       2004      1.206          1.299           312,187
                                                       2003      1.000          1.206            90,518

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602           127,981

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.645          1.670           138,523
                                                       2006      1.424          1.645           145,156
                                                       2005      1.367          1.424           162,254
                                                       2004      1.268          1.367           217,762
                                                       2003      1.000          1.268           223,006

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.382          1.377            61,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.808          1.944           226,394
                                                       2006      1.641          1.808           242,753
                                                       2005      1.601          1.641           246,040
                                                       2004      1.423          1.601           253,711
                                                       2003      1.000          1.423           145,121

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.118          1.211                --
                                                       2006      1.062          1.118                --
                                                       2005      1.041          1.062                --
                                                       2004      0.985          1.041                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.003          0.993             9,408
                                                       2006      0.986          1.003            10,159
                                                       2005      0.985          0.986            66,884
                                                       2004      0.997          0.985            63,904
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620           132,786
                                                       2005      1.380          1.404           137,076
                                                       2004      1.304          1.380           137,219
                                                       2003      1.000          1.304            45,334

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339            62,379
                                                       2005      1.279          1.315            60,474
                                                       2004      1.302          1.279            69,869
                                                       2003      1.000          1.302             5,538

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575            98,486
                                                       2005      1.351          1.451            75,387
                                                       2004      1.267          1.351            55,408
                                                       2003      1.000          1.267            10,357

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441            26,822
                                                       2005      1.295          1.311            27,856
                                                       2004      1.223          1.295             8,022
                                                       2003      1.000          1.223             2,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           205,401
                                                       2005      1.362          1.374           209,435
                                                       2004      1.237          1.362           118,581
                                                       2003      1.000          1.237            23,042

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           278,786
                                                       2005      1.518          1.605           288,998
                                                       2004      1.252          1.518           172,579
                                                       2003      1.000          1.252            67,892

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            11,798
                                                       2004      0.961          1.056             4,959

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.670          1.731           124,262
                                                       2006      1.762          1.670           127,835

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.280          1.286            80,418
                                                       2006      1.220          1.280           128,223

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           195,057

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.660          1.665           151,077

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296           136,515
                                                       2006      1.263          1.340                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.917          1.858            57,649
                                                       2006      1.748          1.917            26,984

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.645          2.098           147,894
                                                       2006      1.612          1.645           111,990

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.253          1.105            14,169

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.160          1.206             8,660
                                                       2006      1.103          1.160             8,653

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.283          1.339           356,289
                                                       2006      1.230          1.283           347,438

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090           535,919
                                                       2006      1.001          1.073           309,301

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.049           551,209
                                                       2006      0.963          1.067            62,536

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.409          1.541            57,473
                                                       2006      1.433          1.409            60,791

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.149          2.246            10,369

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.365          1.435           217,878
                                                       2006      1.241          1.365           227,594

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           317,370
                                                       2006      1.003          1.214           331,168

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.112          1.172           195,399

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.511          1.550                --
                                                       2006      1.412          1.511            50,321

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151            10,315

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.185           127,296
                                                       2006      1.103          1.137           152,902

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970           755,921
                                                       2006      1.003          1.024           781,804

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.470          1.729           321,911
                                                       2006      1.513          1.470           325,521

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.046          1.075           119,566

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033           736,288
                                                       2006      0.988          1.006           650,299

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.357          1.378            48,366
                                                       2006      1.345          1.357            54,268

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.442          1.467           121,861
                                                       2006      1.412          1.442           123,640

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            20,960
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070            14,849
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070                --
                                                       2006      1.002          1.050            51,029

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070            63,818
                                                       2006      1.002          1.054            13,566

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.346          1.370           574,756
                                                       2006      1.265          1.346           570,491

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           313,974
                                                       2006      0.996          1.046           513,745

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135            31,844
                                                       2006      0.998          1.064            77,972

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130            38,524

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.052          1.074           144,556
                                                       2006      1.021          1.052           144,733

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982           380,021
                                                       2004      0.989          0.977           473,317
                                                       2003      1.000          0.989            14,082

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             3,346
                                                       2004      0.988          1.048                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           205,514
                                                       2005      1.108          1.106           321,796
                                                       2004      1.041          1.108           219,895
                                                       2003      1.000          1.041            56,875

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.050          1.116           318,814
                                                       2006      1.034          1.050           345,938
                                                       2005      1.033          1.034           461,769
                                                       2004      1.008          1.033           389,671
                                                       2003      1.000          1.008           258,050

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000            11,334
                                                       2005      1.462          1.603            14,163
                                                       2004      1.287          1.462            32,424
                                                       2003      1.000          1.287            50,023

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104            90,965
                                                       2005      1.755          1.836           104,389
                                                       2004      1.423          1.755            41,814
                                                       2003      1.000          1.423                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349           115,573
                                                       2004      1.220          1.270           117,877
                                                       2003      1.000          1.220            10,359

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           131,756
                                                       2004      1.135          1.179            92,467
                                                       2003      1.000          1.135             7,798

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           190,771
                                                       2004      1.293          1.472           177,923
                                                       2003      1.000          1.293            18,218

  Travelers Equity Income Subaccount (5/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347           127,850
                                                       2004      1.229          1.320           115,335
                                                       2003      1.000          1.229            45,432

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           116,014
                                                       2004      1.103          1.190            60,381
                                                       2003      1.000          1.103            21,362

  Travelers Federated Stock Subaccount (6/03)........  2006      1.385          1.430                --
                                                       2005      1.345          1.385            23,564
                                                       2004      1.245          1.345            15,490
                                                       2003      1.000          1.245             5,945

  Travelers Large Cap Subaccount (6/03)..............  2006      1.308          1.345                --
                                                       2005      1.231          1.308            45,547
                                                       2004      1.183          1.231            45,863
                                                       2003      1.000          1.183             2,806

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      0.998          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.005          1.073            12,210

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.060                --
                                                       2005      1.014          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           107,239
                                                       2004      1.156          1.309            91,740
                                                       2003      1.000          1.156            48,161

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433           216,048
                                                       2004      1.276          1.422           102,412
                                                       2003      1.000          1.276            40,154

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228           692,315
                                                       2004      1.121          1.221           688,103
                                                       2003      1.000          1.121           421,068

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151           196,506
                                                       2004      0.964          1.106           100,462

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525            45,767
                                                       2004      1.260          1.425            22,406
                                                       2003      1.000          1.260                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            50,490
                                                       2004      1.186          1.288                --
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.098                --
                                                       2005      1.044          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094            99,490
                                                       2004      0.978          1.080            45,761

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           124,968
                                                       2004      1.010          1.020           118,822
                                                       2003      1.000          1.010            86,278

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            12,667
                                                       2004      1.223          1.317            12,026
                                                       2003      1.000          1.223            10,833

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.266                --
                                                       2005      1.009          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.263                --
                                                       2005      1.043          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062           144,929
                                                       2004      0.979          1.041            85,213

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.662          1.586           123,534
                                                       2006      1.465          1.662           126,128
                                                       2005      1.440          1.465           124,731
                                                       2004      1.255          1.440            75,687
                                                       2003      1.000          1.255            32,634

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.252          1.285             7,514
                                                       2006      1.113          1.252             7,634
                                                       2005      1.077          1.113             7,713
                                                       2004      1.000          1.077                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257             6,786
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      1.000          1.112                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.398          1.602             6,112
                                                       2006      1.285          1.398             6,799
                                                       2005      1.127          1.285             6,666
                                                       2004      1.000          1.127                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206             7,298
                                                       2004      1.000          1.134                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.991          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.238          1.188                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.237          1.274                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.083          1.079                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.985          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.995             9,730
                                                       2006      0.989          1.006             9,418
                                                       2005      0.989          0.989             8,717
                                                       2004      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276             7,582
                                                       2005      1.104          1.114             7,685
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.961          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.416          1.419                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089            17,763
                                                       2006      1.001          1.072             9,022

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.048                --
                                                       2006      0.963          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.688          1.764                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010             9,391
                                                       2006      1.003          1.214             7,722

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.021          1.076                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.183             9,573
                                                       2006      1.102          1.136             9,573

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.044             9,323

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045         1,840,484
                                                       2006      1.001          1.019         1,168,622

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.196          1.216             7,990
                                                       2006      1.172          1.196             8,033

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064            39,627
                                                       2006      1.002          1.055            39,664

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070            10,580
                                                       2006      1.001          1.037            10,580

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069           104,041
                                                       2006      1.002          1.054           108,635

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.189          1.210             8,009
                                                       2006      1.118          1.189             8,053

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085             8,884
                                                       2006      0.996          1.046             9,237

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082             7,841
                                                       2004      0.988          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118             7,621
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026            10,313

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      0.998          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.005          1.072           102,060

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.042          1.059                --
                                                       2005      1.014          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085             7,906
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.964          1.106                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.046          1.098                --
                                                       2005      1.044          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094             9,573
                                                       2004      0.978          1.080                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984             8,795
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.102          1.265                --
                                                       2005      1.009          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.262                --
                                                       2005      1.043          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      0.979          1.041                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --






           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151               --
                                                       2005      1.058          1.186            8,001
                                                       2004      1.000          1.058               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.457          1.634          201,213
                                                       2006      1.239          1.457          213,174
                                                       2005      1.113          1.239          197,430
                                                       2004      1.000          1.113            6,182

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.325          1.453          556,245
                                                       2006      1.231          1.325          574,460
                                                       2005      1.086          1.231          579,365
                                                       2004      1.000          1.086           10,267

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.237          1.269          519,122
                                                       2006      1.100          1.237          531,926
                                                       2005      1.065          1.100          529,827
                                                       2004      1.000          1.065            6,387

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.349          1.331               --
                                                       2005      1.169          1.349          649,909
                                                       2004      1.000          1.169            2,454

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.347          1.744               --
                                                       2005      1.287          1.347           10,942
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.185          1.239           54,782
                                                       2006      1.042          1.185           54,746
                                                       2005      1.022          1.042           53,091
                                                       2004      1.000          1.022               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.144          0.993            9,943
                                                       2006      1.129          1.144            8,942
                                                       2005      1.093          1.129           47,579
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.201          1.303               --
                                                       2005      1.116          1.201          207,372
                                                       2004      1.000          1.116            4,832

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337               --
                                                       2005      1.119          1.203           73,964
                                                       2004      1.000          1.119               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.371          1.570           87,334
                                                       2006      1.260          1.371           91,204
                                                       2005      1.107          1.260           58,339
                                                       2004      1.000          1.107               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.361          1.418            4,785
                                                       2006      1.225          1.361            4,605
                                                       2005      1.040          1.225            5,132
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.551          1.747          103,327
                                                       2006      1.414          1.551          106,170
                                                       2005      1.227          1.414           90,109
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.187          1.372               --
                                                       2005      1.100          1.187           38,209
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      1.962          2.467           10,196
                                                       2006      1.569          1.962           14,677
                                                       2005      1.261          1.569           13,517
                                                       2004      1.000          1.261               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.474          1.661          746,617
                                                       2006      1.243          1.474          853,437
                                                       2005      1.156          1.243          552,169
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.190          1.415               --
                                                       2005      1.119          1.190          351,701
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085               --
                                                       2005      1.076          1.064           64,007
                                                       2004      1.008          1.076               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156               --
                                                       2005      1.068          1.123               --
                                                       2004      1.000          1.068               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.182          1.405               --
                                                       2006      1.139          1.182               --
                                                       2005      1.038          1.139               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.206          1.433           10,751
                                                       2006      1.146          1.206            6,684
                                                       2005      1.052          1.146            1,331
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.290          1.377               --
                                                       2006      1.120          1.290               --
                                                       2005      1.087          1.120               --
                                                       2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.143          1.274               --
                                                       2005      1.125          1.143            4,928
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.255          1.203          348,567

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.224          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.224          1.253           10,894
                                                       2006      1.089          1.224           11,001
                                                       2005      1.070          1.089           10,150
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223          214,247

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.296          1.314               --
                                                       2006      1.122          1.296               --
                                                       2005      1.079          1.122               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.068          1.064               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.314          1.411           22,174
                                                       2006      1.194          1.314           22,860
                                                       2005      1.166          1.194            9,699
                                                       2004      1.000          1.166               --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.152          1.247               --
                                                       2006      1.096          1.152               --
                                                       2005      1.075          1.096               --
                                                       2004      1.018          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.002          445,067
                                                       2006      0.997          1.013          455,312
                                                       2005      0.997          0.997          465,981
                                                       2004      1.000          0.997            4,290

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296               --
                                                       2006      1.074          1.238          221,668
                                                       2005      1.057          1.074          228,987
                                                       2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.035          1.076               --
                                                       2006      1.017          1.035               --
                                                       2005      0.990          1.017               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.226          1.266               --
                                                       2006      1.131          1.226          473,502
                                                       2005      1.054          1.131          691,558
                                                       2004      1.000          1.054               --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.183          1.232               --
                                                       2006      1.078          1.183               --
                                                       2005      1.065          1.078               --
                                                       2004      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.269          1.315               --
                                                       2006      1.108          1.269           99,342
                                                       2005      1.099          1.108          123,774
                                                       2004      1.000          1.099            3,904

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.343          1.477               --
                                                       2006      1.226          1.343          229,813
                                                       2005      1.160          1.226          203,212
                                                       2004      1.000          1.160            1,552

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118               --
                                                       2005      1.071          1.086            7,403
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.312               --
                                                       2006      1.338          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.157          1.161          169,372
                                                       2006      1.104          1.157           92,316

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434               --
                                                       2006      1.302          1.371          242,405

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.422          1.425          241,615

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293           33,088
                                                       2006      1.261          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.537          1.488           41,720
                                                       2006      1.402          1.537           44,102

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.358          1.729          333,579
                                                       2006      1.331          1.358          330,800

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.251          1.102           30,533

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.175          1.220            7,387
                                                       2006      1.118          1.175            7,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.131          1.180            6,817
                                                       2006      1.085          1.131            6,622

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.088          171,887
                                                       2006      1.001          1.072           53,320

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.066          1.047          263,805
                                                       2006      0.963          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.168          1.276           10,751
                                                       2006      1.189          1.168           10,760

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.248          1.358               --
                                                       2006      1.264          1.248               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.700          1.776               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.386          1.457          109,545
                                                       2006      1.261          1.386          110,181

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009           14,797
                                                       2006      1.003          1.214           15,060

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.068          1.125           66,018

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.280          1.312           19,327
                                                       2006      1.197          1.280           19,233

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265               --
                                                       2006      1.097          1.149               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.207          181,644
                                                       2006      1.125          1.159          171,503

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.969          554,886
                                                       2006      1.003          1.023          152,071

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.106          1.301           66,025
                                                       2006      1.140          1.106           36,342

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.055          1.084           34,451

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048          588,972
                                                       2006      1.005          1.022           14,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.153          1.170            1,402
                                                       2006      1.143          1.153            1,415

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.202          1.221           66,134
                                                       2006      1.178          1.202           66,133

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068          398,579
                                                       2006      1.002          1.049          426,849

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068          655,595
                                                       2006      1.002          1.054          685,560

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.205          1.226          205,505
                                                       2006      1.134          1.205          201,384

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.085          671,612
                                                       2006      0.996          1.045          696,785

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133            9,588
                                                       2006      0.998          1.063           10,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187               --
                                                       2006      1.085          1.147           65,179

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.081          1.103            3,327
                                                       2006      1.050          1.081            3,490

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005               --
                                                       2005      0.994          0.998            3,336
                                                       2004      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156               --
                                                       2005      1.062          1.097            4,480
                                                       2004      1.003          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064               --
                                                       2006      1.064          1.046           62,739
                                                       2005      1.067          1.064           54,046
                                                       2004      1.000          1.067            3,336

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.059          1.124          189,247
                                                       2006      1.044          1.059          158,556
                                                       2005      1.044          1.044           99,782
                                                       2004      1.000          1.044            6,797

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.583          1.709               --
                                                       2006      1.269          1.583               --
                                                       2005      1.159          1.269               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.427          1.520               --
                                                       2006      1.246          1.427          330,196
                                                       2005      1.193          1.246           51,333
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.119          1.189               --
                                                       2005      1.054          1.119           10,771
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.021          1.085               --
                                                       2005      1.042          1.021            6,350
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.228          1.338               --
                                                       2005      1.119          1.228               --
                                                       2004      1.000          1.119               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.124          1.178               --
                                                       2005      1.102          1.124           66,020
                                                       2004      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.079          1.104               --
                                                       2005      1.078          1.079           69,440
                                                       2004      1.000          1.078               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.110          1.146               --
                                                       2005      1.079          1.110               --
                                                       2004      1.000          1.079               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.112          1.143               --
                                                       2005      1.048          1.112               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161               --
                                                       2005      1.000          1.094               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026               --
                                                       2005      1.000          1.025          517,901

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097               --
                                                       2005      0.998          1.062           20,236

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115               --
                                                       2005      1.005          1.072          648,297

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.041          1.059               --
                                                       2005      1.014          1.041               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302               --
                                                       2005      1.124          1.229          211,063
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140               --
                                                       2005      1.073          1.080               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.101          1.134               --
                                                       2005      1.095          1.101          196,176
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261               --
                                                       2005      1.126          1.170           87,951
                                                       2004      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.224          1.402               --
                                                       2005      1.145          1.224           20,149
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197               --
                                                       2005      1.093          1.131           19,978
                                                       2004      1.000          1.093            3,277

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.045          1.097               --
                                                       2005      1.044          1.045               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.117          1.125               --
                                                       2005      1.103          1.117          148,136
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.023          1.011               --
                                                       2005      1.031          1.023           29,542
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.093          1.138               --
                                                       2005      1.097          1.093            1,388
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.101          1.264               --
                                                       2005      1.009          1.101               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.103          1.261               --
                                                       2005      1.043          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.092          1.050               --
                                                       2005      1.072          1.092            3,526
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.302          1.242          212,371
                                                       2006      1.149          1.302          202,429
                                                       2005      1.131          1.149          205,074
                                                       2004      1.000          1.131            4,747

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.139          1.250               --
                                                       2006      1.093          1.139               --
                                                       2005      1.037          1.093               --
                                                       2004      1.000          1.037               --

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307                --
                                                       2005      1.204          1.348             3,923
                                                       2004      1.139          1.204             3,926
                                                       2003      1.000          1.139                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.897          2.125            18,312
                                                       2006      1.615          1.897            11,300
                                                       2005      1.452          1.615            11,303
                                                       2004      1.312          1.452            11,306
                                                       2003      1.000          1.312                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.673          1.832           175,056
                                                       2006      1.556          1.673           219,410
                                                       2005      1.373          1.556           228,030
                                                       2004      1.251          1.373           156,901
                                                       2003      1.000          1.251            34,401

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2007      1.559          1.597           264,106
                                                       2006      1.388          1.559           301,141
                                                       2005      1.344          1.388           304,182
                                                       2004      1.249          1.344           267,358
                                                       2003      1.000          1.249            33,891

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.625          1.603                --
                                                       2005      1.409          1.625            10,437
                                                       2004      1.209          1.409            10,437
                                                       2003      1.000          1.209                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.683          2.177                --
                                                       2005      1.610          1.683             9,736
                                                       2004      1.256          1.610            19,199
                                                       2003      1.000          1.256             2,444

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.379          1.441                --
                                                       2006      1.214          1.379                --
                                                       2005      1.193          1.214                --
                                                       2004      1.164          1.193                --
                                                       2003      1.000          1.164                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2007      1.448          1.256            20,319
                                                       2006      1.430          1.448            30,203
                                                       2005      1.386          1.430            34,575
                                                       2004      1.276          1.386            34,372
                                                       2003      1.000          1.276             7,737

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.290          1.399                --
                                                       2005      1.200          1.290            18,302
                                                       2004      1.078          1.200            10,662
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431                --
                                                       2005      1.198          1.287            38,377
                                                       2004      1.071          1.198            40,140
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.711          1.957            10,416
                                                       2006      1.574          1.711            19,846
                                                       2005      1.384          1.574            27,190
                                                       2004      1.232          1.384            22,000
                                                       2003      1.000          1.232             8,342

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.520          1.582             1,123
                                                       2006      1.370          1.520             1,184
                                                       2005      1.164          1.370            33,367
                                                       2004      1.178          1.164             1,333
                                                       2003      1.000          1.178                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.151          2.420            18,369
                                                       2006      1.962          2.151            22,801
                                                       2005      1.705          1.962            23,358
                                                       2004      1.402          1.705            33,698
                                                       2003      1.000          1.402             2,722

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.421          1.641                --
                                                       2005      1.318          1.421            86,984
                                                       2004      1.200          1.318            83,133
                                                       2003      1.000          1.200            52,522

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2007      2.776          3.487            49,996
                                                       2006      2.222          2.776            52,573
                                                       2005      1.788          2.222            19,534
                                                       2004      1.470          1.788            19,704
                                                       2003      1.000          1.470                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.957          2.203           235,719
                                                       2006      1.652          1.957           277,063
                                                       2005      1.537          1.652           138,831
                                                       2004      1.330          1.537           117,899
                                                       2003      1.104          1.330            19,832

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.585          1.883                --
                                                       2005      1.493          1.585            26,495
                                                       2004      1.319          1.493            23,970
                                                       2003      1.000          1.319             8,733

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064                --
                                                       2005      1.056          1.044            12,742
                                                       2004      0.991          1.056            12,749

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242                --
                                                       2005      1.149          1.206             5,997
                                                       2004      1.088          1.149             6,000
                                                       2003      1.000          1.088             5,964

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2007      1.499          1.779                --
                                                       2006      1.446          1.499                --
                                                       2005      1.319          1.446             2,975
                                                       2004      1.184          1.319             2,832
                                                       2003      1.000          1.184                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2007      1.546          1.835             2,168
                                                       2006      1.470          1.546                --
                                                       2005      1.351          1.470                --
                                                       2004      1.377          1.351                --
                                                       2003      1.000          1.377                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.504          1.604                --
                                                       2006      1.308          1.504             8,874
                                                       2005      1.270          1.308                --
                                                       2004      1.246          1.270                --
                                                       2003      1.000          1.246                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.507          1.678                --
                                                       2005      1.486          1.507           176,808
                                                       2004      1.326          1.486           156,125
                                                       2003      1.000          1.326            11,508

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.599          1.533             6,550

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.480          1.522                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.478          1.513           104,832
                                                       2006      1.317          1.478           118,316
                                                       2005      1.295          1.317           161,655
                                                       2004      1.204          1.295           163,788
                                                       2003      1.000          1.204            10,053

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587             6,686

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.633          1.655             8,318
                                                       2006      1.416          1.633             8,318
                                                       2005      1.363          1.416             8,318
                                                       2004      1.266          1.363             8,318
                                                       2003      1.000          1.266                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.371          1.365             5,051

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.795          1.926                --
                                                       2006      1.632          1.795                --
                                                       2005      1.595          1.632                --
                                                       2004      1.421          1.595                --
                                                       2003      1.000          1.421                --

  LMPVET Social Awareness Subaccount (6/04)..........  2007      1.112          1.202                --
                                                       2006      1.058          1.112                --
                                                       2005      1.039          1.058                --
                                                       2004      0.985          1.039                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      0.996          0.985                --
                                                       2006      0.981          0.996                --
                                                       2005      0.983          0.981                --
                                                       2004      0.996          0.983                --
                                                       2003      1.000          0.996                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683                --
                                                       2006      1.396          1.608             5,360
                                                       2005      1.376          1.396             8,489
                                                       2004      1.302          1.376             7,447
                                                       2003      1.000          1.302                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.330          1.381                --
                                                       2006      1.308          1.330             9,828
                                                       2005      1.274          1.308             5,056
                                                       2004      1.300          1.274             5,059
                                                       2003      1.000          1.300             5,029

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.563          1.614                --
                                                       2006      1.443          1.563            26,630
                                                       2005      1.347          1.443            28,075
                                                       2004      1.265          1.347            14,742
                                                       2003      1.000          1.265                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.430          1.489                --
                                                       2006      1.304          1.430            10,519
                                                       2005      1.291          1.304            10,519
                                                       2004      1.221          1.291            10,519
                                                       2003      1.000          1.221                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.563          1.620                --
                                                       2006      1.367          1.563            39,054
                                                       2005      1.357          1.367            40,937
                                                       2004      1.235          1.357            16,978
                                                       2003      1.000          1.235             4,584

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748            82,794
                                                       2005      1.513          1.597           153,911
                                                       2004      1.250          1.513           137,106
                                                       2003      1.000          1.250            11,714

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099                --
                                                       2005      1.054          1.068                --
                                                       2004      0.961          1.054                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.658          1.715                --
                                                       2006      1.752          1.658                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.271          1.274            39,323
                                                       2006      1.213          1.271            28,096

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661                --
                                                       2006      1.509          1.589             1,572

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.647          1.649             1,570

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.289                --
                                                       2006      1.260          1.335                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.840            18,050
                                                       2006      1.738          1.903            18,062

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.633          2.078                --
                                                       2006      1.603          1.633            14,409

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.248          1.099                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.154          1.197                --
                                                       2006      1.099          1.154                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.273          1.327                --
                                                       2006      1.222          1.273                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.086           132,367
                                                       2006      1.001          1.071           134,310

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.065          1.045           126,807
                                                       2006      0.963          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.399          1.527             5,386
                                                       2006      1.425          1.399            16,040

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.246          1.354                --
                                                       2006      1.263          1.246                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.132          2.226             5,549

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.357          1.425             5,204
                                                       2006      1.236          1.357            18,132

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008            12,609
                                                       2006      1.003          1.213            12,619

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.103          1.161            36,096

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.500          1.536                --
                                                       2006      1.403          1.500            17,718

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262                --
                                                       2006      1.096          1.147                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.131          1.176            11,511
                                                       2006      1.098          1.131            11,517

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.967           156,188
                                                       2006      1.003          1.023           174,517

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.459          1.713            17,048
                                                       2006      1.503          1.459            17,048

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.038          1.065                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023         1,339,539
                                                       2006      0.982          0.999           229,926

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.347          1.365             8,920
                                                       2006      1.337          1.347            19,813

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.432          1.453             5,167
                                                       2006      1.404          1.432            15,778

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061                --
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067                --
                                                       2006      1.001          1.036                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066                --
                                                       2006      1.002          1.043                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067                --
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066            33,659
                                                       2006      1.002          1.053            33,696

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.336          1.357            43,142
                                                       2006      1.257          1.336            55,111

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083            54,943
                                                       2006      0.996          1.045            71,373

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131             5,249
                                                       2006      0.998          1.062             5,253

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163                --
                                                       2006      1.064          1.124            12,734

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.046          1.067                --
                                                       2006      1.017          1.046                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           175,158
                                                       2004      0.988          0.973           244,288
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137                --
                                                       2005      1.046          1.079             4,394
                                                       2004      0.988          1.046             4,397

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099                --
                                                       2006      1.100          1.080            36,782
                                                       2005      1.105          1.100            35,977
                                                       2004      1.040          1.105            35,321
                                                       2003      1.000          1.040                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.105           176,507
                                                       2006      1.029          1.042           190,695
                                                       2005      1.030          1.029           189,369
                                                       2004      1.007          1.030           172,123
                                                       2003      1.000          1.007            38,539

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.986          2.143                --
                                                       2006      1.594          1.986             3,383
                                                       2005      1.457          1.594                --
                                                       2004      1.285          1.457                --
                                                       2003      1.000          1.285                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.089          2.224                --
                                                       2006      1.826          2.089             4,519
                                                       2005      1.749          1.826             1,382
                                                       2004      1.421          1.749            10,679
                                                       2003      1.000          1.421                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.342          1.425                --
                                                       2005      1.265          1.342            16,043
                                                       2004      1.218          1.265            16,046
                                                       2003      1.000          1.218             5,362

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.150          1.222                --
                                                       2005      1.175          1.150                --
                                                       2004      1.134          1.175                --
                                                       2003      1.000          1.134                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.608          1.752                --
                                                       2005      1.467          1.608             1,411
                                                       2004      1.291          1.467             1,347
                                                       2003      1.000          1.291                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.340          1.404                --
                                                       2005      1.315          1.340            15,797
                                                       2004      1.227          1.315            15,824
                                                       2003      1.000          1.227                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.186          1.213                --
                                                       2005      1.186          1.186            28,114
                                                       2004      1.102          1.186            28,131
                                                       2003      1.000          1.102                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.377          1.422                --
                                                       2005      1.341          1.377                --
                                                       2004      1.243          1.341                --
                                                       2003      1.000          1.243                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (6/03)..............  2006      1.301          1.337                --
                                                       2005      1.227          1.301            18,476
                                                       2004      1.181          1.227            10,898
                                                       2003      1.000          1.181                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160                --
                                                       2005      1.000          1.094                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096                --
                                                       2005      0.998          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114                --
                                                       2005      1.005          1.071            30,333

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.041          1.058                --
                                                       2005      1.014          1.041                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509                --
                                                       2005      1.304          1.426             1,575
                                                       2004      1.154          1.304                --
                                                       2003      1.000          1.154                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503                --
                                                       2005      1.418          1.425            17,048
                                                       2004      1.274          1.418            15,159
                                                       2003      1.000          1.274             5,805

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.222          1.257                --
                                                       2005      1.217          1.222            49,901
                                                       2004      1.119          1.217            49,550
                                                       2003      1.000          1.119            14,792

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236                --
                                                       2005      1.104          1.147            18,132
                                                       2004      0.964          1.104            18,132

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.517          1.738                --
                                                       2005      1.420          1.517            18,076
                                                       2004      1.258          1.420            10,074
                                                       2003      1.000          1.258                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403                --
                                                       2005      1.283          1.327            17,723
                                                       2004      1.184          1.283            17,727
                                                       2003      1.000          1.184             4,732

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.045          1.096                --
                                                       2005      1.044          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.091          1.098                --
                                                       2005      1.079          1.091            11,524
                                                       2004      0.978          1.079            11,530

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.008          0.995                --
                                                       2005      1.016          1.008                --
                                                       2004      1.009          1.016                --
                                                       2003      1.000          1.009                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.306          1.359                --
                                                       2005      1.313          1.306             1,234
                                                       2004      1.221          1.313             1,170
                                                       2003      1.000          1.221                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.101          1.263                --
                                                       2005      1.009          1.101                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (6/05)..................................  2006      1.102          1.260                --
                                                       2005      1.043          1.102                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.058          1.017                --
                                                       2005      1.040          1.058                --
                                                       2004      0.979          1.040                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.649          1.571            38,279
                                                       2006      1.457          1.649            43,280
                                                       2005      1.435          1.457            40,913
                                                       2004      1.253          1.435            47,094
                                                       2003      1.000          1.253             5,339

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.309          1.436             2,787
                                                       2006      1.257          1.309             2,789
                                                       2005      1.195          1.257             2,790
                                                       2004      1.180          1.195             2,792
                                                       2003      1.000          1.180             2,775






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARDS

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.838          2.180           110,060
                                                       2006      1.490          1.838           113,641
                                                       2005      1.297          1.490           105,413
                                                       2004      1.068          1.297             9,209
                                                       2003      1.000          1.068                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.160          1.166                --
                                                       2005      1.091          1.160           223,898
                                                       2004      1.064          1.091           129,574
                                                       2003      1.000          1.064                --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.563          2.047            58,434
                                                       2006      1.337          1.563            60,188
                                                       2005      1.191          1.337            45,319
                                                       2004      1.123          1.191            17,123
                                                       2003      1.000          1.123             3,126

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.659          2.785                --
                                                       2006      2.041          2.659           230,123
                                                       2005      1.623          2.041           216,638
                                                       2004      1.321          1.623           103,044
                                                       2003      1.000          1.321                --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.828          1.726            27,663
                                                       2006      1.642          1.828            27,699
                                                       2005      1.438          1.642             9,796
                                                       2004      1.240          1.438            15,037
                                                       2003      1.000          1.240                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.494          1.489           324,974
                                                       2006      1.411          1.494           343,271
                                                       2005      1.318          1.411           338,758
                                                       2004      1.173          1.318           244,608
                                                       2003      1.000          1.173             5,290

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.278          1.350                --
                                                       2006      1.193          1.278                --
                                                       2005      1.174          1.193                --
                                                       2004      1.127          1.174                --
                                                       2003      1.000          1.127                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.140          1.175           300,399
                                                       2006      1.007          1.140           311,976
                                                       2005      1.000          1.007           320,252

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.210          1.818           232,351
                                                       2006      1.639          2.210           296,285
                                                       2005      1.498          1.639           339,450
                                                       2004      1.165          1.498           241,279
                                                       2003      1.000          1.165            45,106

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.022          1.043                --
                                                       2006      0.996          1.022                --
                                                       2005      1.000          0.996                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.340          1.477           747,087
                                                       2006      1.260          1.340           763,373
                                                       2005      1.181          1.260           374,532
                                                       2004      1.117          1.181            47,800
                                                       2003      1.000          1.117                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.113          2.262           185,666
                                                       2006      1.763          2.113           194,442
                                                       2005      1.519          1.763           200,109
                                                       2004      1.255          1.519           109,539
                                                       2003      1.000          1.255               823

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.411          1.401           339,707
                                                       2006      1.267          1.411           351,860
                                                       2005      1.219          1.267           279,007
                                                       2004      1.129          1.219           177,522
                                                       2003      1.000          1.129            43,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.333          1.480            74,783
                                                       2006      1.282          1.333            77,030
                                                       2005      1.207          1.282            72,037
                                                       2004      1.125          1.207            37,089
                                                       2003      1.000          1.125             3,171

  DWSI International Subaccount (Class B) (7/03).....  2007      1.902          2.137           295,909
                                                       2006      1.542          1.902           302,749
                                                       2005      1.356          1.542           197,762
                                                       2004      1.186          1.356            98,900
                                                       2003      1.000          1.186             9,070

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.213          1.270                --
                                                       2005      1.240          1.213           242,509
                                                       2004      1.131          1.240           212,395
                                                       2003      1.000          1.131            18,862

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.436          1.584                --
                                                       2005      1.290          1.436            11,635
                                                       2004      1.177          1.290             7,562
                                                       2003      1.000          1.177                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.228          1.261           317,581
                                                       2006      1.137          1.228           247,097
                                                       2005      1.113          1.137           251,827
                                                       2004      1.065          1.113            99,305
                                                       2003      1.000          1.065                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.606          1.628           263,588
                                                       2006      1.418          1.606           266,775
                                                       2005      1.315          1.418           251,620
                                                       2004      1.157          1.315           149,561
                                                       2003      1.000          1.157             9,007

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.163          1.197           231,237
                                                       2006      1.087          1.163           237,454
                                                       2005      1.059          1.087            42,955
                                                       2004      1.003          1.059             1,615

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.036          1.057           342,387
                                                       2006      1.014          1.036           342,675
                                                       2005      1.013          1.014           330,793
                                                       2004      0.990          1.013           216,025
                                                       2003      1.000          0.990            44,718

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.533          1.570           778,040
                                                       2006      1.364          1.533           813,286
                                                       2005      1.270          1.364           804,439
                                                       2004      1.160          1.270           625,118
                                                       2003      1.000          1.160            61,182

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.598          1.536           920,789
                                                       2006      1.375          1.598           904,361
                                                       2005      1.301          1.375           674,986
                                                       2004      1.164          1.301           450,044
                                                       2003      1.000          1.164            25,292

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.660          2.034           688,307
                                                       2005      1.538          1.660           722,662
                                                       2004      1.246          1.538           471,136
                                                       2003      1.000          1.246            48,180

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.133          1.361                --
                                                       2005      1.054          1.133           107,542

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.039          2.122           165,211
                                                       2006      1.600          2.039           152,376
                                                       2005      1.328          1.600           147,502
                                                       2004      1.182          1.328           134,842
                                                       2003      1.000          1.182             3,098

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.039          1.077            68,177
                                                       2006      1.018          1.039            68,966
                                                       2005      1.013          1.018            68,938
                                                       2004      0.997          1.013            62,938
                                                       2003      1.000          0.997                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.265          1.313           430,180
                                                       2006      1.142          1.265           393,839
                                                       2005      1.096          1.142           350,415
                                                       2004      1.016          1.096           191,037

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.326          1.310           171,541
                                                       2006      1.225          1.326           164,419
                                                       2005      1.205          1.225           195,670
                                                       2004      1.093          1.205           134,860
                                                       2003      1.000          1.093            58,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.061          1.080                --
                                                       2005      1.042          1.061           208,483
                                                       2004      1.005          1.042             1,638

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.248          1.248                --
                                                       2005      1.226          1.248                --
                                                       2004      1.134          1.226           172,205
                                                       2003      1.000          1.134                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.934          2.209           399,065
                                                       2006      1.573          1.934           411,457
                                                       2005      1.403          1.573           390,298
                                                       2004      1.211          1.403           301,190
                                                       2003      1.000          1.211             1,306

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.428          1.491           116,654
                                                       2006      1.345          1.428           117,387
                                                       2005      1.224          1.345           179,473
                                                       2004      1.121          1.224           149,373
                                                       2003      1.000          1.121            72,596

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.292          1.277                --
                                                       2005      1.226          1.292            13,613
                                                       2004      1.112          1.226             4,455
                                                       2003      1.000          1.112                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.151          1.276                --
                                                       2005      1.037          1.151            73,360

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.417          1.570           341,745
                                                       2006      1.253          1.417           355,687
                                                       2005      1.255          1.253           398,834
                                                       2004      1.164          1.255           325,841
                                                       2003      1.000          1.164            77,472

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.267          1.305                --
                                                       2005      1.297          1.267            34,874
                                                       2004      1.124          1.297            29,532
                                                       2003      1.000          1.124             6,048

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.456          1.544            44,663
                                                       2006      1.339          1.456            44,923
                                                       2005      1.188          1.339            21,983
                                                       2004      1.166          1.188            22,362
                                                       2003      1.000          1.166                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.213          1.254         1,010,925
                                                       2006      1.113          1.213         1,036,589
                                                       2005      1.077          1.113           965,323
                                                       2004      1.000          1.077            53,607

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.011          1.040           183,882
                                                       2006      0.987          1.011           261,799
                                                       2005      0.980          0.987           442,221
                                                       2004      0.992          0.980            71,216
                                                       2003      1.000          0.992           195,942

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.113          1.137                --
                                                       2005      1.185          1.113           383,268
                                                       2004      1.195          1.185           334,163
                                                       2003      1.000          1.195            32,143

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.333          1.386           211,543
                                                       2006      1.293          1.333           209,059
                                                       2005      1.233          1.293           193,016
                                                       2004      1.134          1.233            67,149
                                                       2003      1.000          1.134             8,495

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.125          1.162           198,224
                                                       2006      1.052          1.125           201,093
                                                       2005      1.050          1.052           227,819
                                                       2004      0.986          1.050           138,333
                                                       2003      1.000          0.986            45,771

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.218          1.363           118,946
                                                       2006      1.233          1.218           119,161
                                                       2005      1.215          1.233            94,361
                                                       2004      1.217          1.215            38,616
                                                       2003      1.000          1.217             2,906

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.856           126,014
                                                       2006      1.445          1.509           129,857
                                                       2005      1.321          1.445           130,789
                                                       2004      1.214          1.321           107,527
                                                       2003      1.000          1.214             2,851

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.767          3.485           215,780

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.071          1.096           602,382
                                                       2006      1.003          1.071           265,535

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.835          2.175               --
                                                       2006      1.488          1.835               --
                                                       2005      1.296          1.488               --
                                                       2004      1.068          1.296               --
                                                       2003      1.000          1.068               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.158          1.164               --
                                                       2005      1.090          1.158               --
                                                       2004      1.064          1.090               --
                                                       2003      1.000          1.064               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.561          2.042               --
                                                       2006      1.335          1.561               --
                                                       2005      1.190          1.335               --
                                                       2004      1.122          1.190               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.655          2.780               --
                                                       2006      2.038          2.655              646
                                                       2005      1.621          2.038              650
                                                       2004      1.321          1.621               --
                                                       2003      1.000          1.321               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.825          1.722               --
                                                       2006      1.640          1.825               --
                                                       2005      1.437          1.640               --
                                                       2004      1.239          1.437               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.491          1.486               --
                                                       2006      1.410          1.491               --
                                                       2005      1.317          1.410               --
                                                       2004      1.173          1.317               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.276          1.347               --
                                                       2006      1.191          1.276               --
                                                       2005      1.173          1.191               --
                                                       2004      1.127          1.173               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.174               --
                                                       2006      1.007          1.139               --
                                                       2005      1.000          1.007               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.206          1.814              336
                                                       2006      1.637          2.206              338
                                                       2005      1.497          1.637              340
                                                       2004      1.165          1.497               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.021          1.041               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.337          1.474               --
                                                       2006      1.258          1.337               --
                                                       2005      1.180          1.258               --
                                                       2004      1.116          1.180               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.109          2.257              338
                                                       2006      1.761          2.109              340
                                                       2005      1.518          1.761              342
                                                       2004      1.255          1.518               --
                                                       2003      1.000          1.255               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.409          1.398               --
                                                       2006      1.265          1.409               --
                                                       2005      1.218          1.265               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.331          1.476            1,307
                                                       2006      1.281          1.331            1,314
                                                       2005      1.206          1.281            1,322
                                                       2004      1.124          1.206               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.899          2.132               --
                                                       2006      1.540          1.899               --
                                                       2005      1.355          1.540               --
                                                       2004      1.186          1.355               --
                                                       2003      1.000          1.186               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.212          1.268               --
                                                       2005      1.239          1.212               --
                                                       2004      1.131          1.239               --
                                                       2003      1.000          1.131               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.434          1.581               --
                                                       2005      1.288          1.434               --
                                                       2004      1.177          1.288               --
                                                       2003      1.000          1.177               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.226          1.258               --
                                                       2006      1.136          1.226               --
                                                       2005      1.112          1.136               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.603          1.624               --
                                                       2006      1.416          1.603               --
                                                       2005      1.314          1.416               --
                                                       2004      1.157          1.314               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.162          1.195           11,087
                                                       2006      1.086          1.162           11,121
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.034          1.054               --
                                                       2006      1.013          1.034               --
                                                       2005      1.012          1.013               --
                                                       2004      0.989          1.012               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.531          1.566               --
                                                       2006      1.362          1.531               --
                                                       2005      1.269          1.362               --
                                                       2004      1.159          1.269               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.595          1.533            1,189
                                                       2006      1.373          1.595            1,196
                                                       2005      1.300          1.373            1,204
                                                       2004      1.164          1.300               --
                                                       2003      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.658          2.030               --
                                                       2005      1.537          1.658               --
                                                       2004      1.246          1.537               --
                                                       2003      1.000          1.246               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.133          1.359               --
                                                       2005      1.054          1.133               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.036          2.117               --
                                                       2006      1.598          2.036               --
                                                       2005      1.327          1.598               --
                                                       2004      1.181          1.327               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.037          1.075               --
                                                       2006      1.017          1.037               --
                                                       2005      1.012          1.017               --
                                                       2004      0.997          1.012               --
                                                       2003      1.000          0.997               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.264          1.311           19,323
                                                       2006      1.142          1.264           19,385
                                                       2005      1.096          1.142           13,716
                                                       2004      1.016          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.324          1.307               --
                                                       2006      1.223          1.324               --
                                                       2005      1.204          1.223               --
                                                       2004      1.093          1.204               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.079               --
                                                       2005      1.042          1.060               --
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.246          1.246               --
                                                       2005      1.225          1.246               --
                                                       2004      1.133          1.225               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.930          2.204               --
                                                       2006      1.571          1.930               --
                                                       2005      1.402          1.571               --
                                                       2004      1.211          1.402               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.425          1.488               --
                                                       2006      1.343          1.425               --
                                                       2005      1.223          1.343               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.290          1.275               --
                                                       2005      1.225          1.290               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.150          1.275               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.414          1.567               --
                                                       2006      1.252          1.414               --
                                                       2005      1.254          1.252               --
                                                       2004      1.164          1.254               --
                                                       2003      1.000          1.164               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.266          1.303               --
                                                       2005      1.296          1.266               --
                                                       2004      1.123          1.296               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.453          1.541               --
                                                       2006      1.338          1.453               --
                                                       2005      1.187          1.338               --
                                                       2004      1.166          1.187               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.212          1.252               --
                                                       2006      1.112          1.212            9,210
                                                       2005      1.077          1.112            2,865
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.010          1.038               --
                                                       2006      0.986          1.010               --
                                                       2005      0.979          0.986               --
                                                       2004      0.991          0.979               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.112          1.135               --
                                                       2005      1.185          1.112               --
                                                       2004      1.195          1.185               --
                                                       2003      1.000          1.195               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.330          1.383               --
                                                       2006      1.292          1.330               --
                                                       2005      1.232          1.292               --
                                                       2004      1.134          1.232               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.123          1.159               --
                                                       2006      1.051          1.123               --
                                                       2005      1.049          1.051               --
                                                       2004      0.986          1.049               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.216          1.360               --
                                                       2006      1.232          1.216               --
                                                       2005      1.214          1.232               --
                                                       2004      1.217          1.214               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.852               --
                                                       2006      1.443          1.506               --
                                                       2005      1.320          1.443               --
                                                       2004      1.214          1.320               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.762          3.477              642

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.095               --
                                                       2006      1.003          1.070               --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.832          2.170               --
                                                       2006      1.486          1.832               --
                                                       2005      1.295          1.486               --
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157               --
                                                       2004      1.063          1.089               --
                                                       2003      1.000          1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.558          2.038               --
                                                       2006      1.333          1.558               --
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.650          2.774               --
                                                       2006      2.036          2.650               --
                                                       2005      1.620          2.036               --
                                                       2004      1.320          1.620               --
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.821          1.718               --
                                                       2006      1.638          1.821               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.489          1.482               --
                                                       2006      1.408          1.489               --
                                                       2005      1.316          1.408               --
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.202          1.810               --
                                                       2006      1.635          2.202               --
                                                       2005      1.496          1.635               --
                                                       2004      1.165          1.496               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.020          1.040               --
                                                       2006      0.996          1.020               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.335          1.471               --
                                                       2006      1.257          1.335               --
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.106          2.252               --
                                                       2006      1.759          2.106               --
                                                       2005      1.517          1.759               --
                                                       2004      1.254          1.517               --
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.329          1.473               --
                                                       2006      1.279          1.329               --
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.896          2.127            5,043
                                                       2006      1.539          1.896            9,313
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210               --
                                                       2004      1.130          1.238               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.432          1.578               --
                                                       2005      1.287          1.432               --
                                                       2004      1.176          1.287               --
                                                       2003      1.000          1.176               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.224          1.255            4,050
                                                       2006      1.134          1.224            7,478
                                                       2005      1.112          1.134            8,101
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.600          1.621            4,511
                                                       2006      1.414          1.600            8,328
                                                       2005      1.313          1.414            9,022
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.160          1.193           43,215
                                                       2006      1.086          1.160           42,080
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.032          1.052               --
                                                       2006      1.012          1.032               --
                                                       2005      1.011          1.012               --
                                                       2004      0.989          1.011               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.528          1.563            4,663
                                                       2006      1.361          1.528            8,613
                                                       2005      1.268          1.361            9,330
                                                       2004      1.159          1.268               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.592          1.529            4,587
                                                       2006      1.371          1.592            8,472
                                                       2005      1.299          1.371            9,178
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.656          2.026               --
                                                       2005      1.536          1.656               --
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.132          1.358               --
                                                       2005      1.054          1.132           13,738

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.032          2.112               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.262          1.309           68,657
                                                       2006      1.141          1.262           69,838
                                                       2005      1.096          1.141           35,630
                                                       2004      1.016          1.096               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.321          1.305               --
                                                       2006      1.222          1.321               --
                                                       2005      1.203          1.222               --
                                                       2004      1.093          1.203               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.060          1.078               --
                                                       2005      1.042          1.060            5,563
                                                       2004      1.005          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.245          1.245               --
                                                       2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.927          2.199               --
                                                       2006      1.569          1.927               --
                                                       2005      1.401          1.569               --
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.423          1.484               --
                                                       2006      1.341          1.423               --
                                                       2005      1.223          1.341               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.412          1.563               --
                                                       2006      1.250          1.412               --
                                                       2005      1.253          1.250               --
                                                       2004      1.163          1.253               --
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264               --
                                                       2004      1.123          1.295               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.450          1.537               --
                                                       2006      1.336          1.450               --
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.211          1.249           69,225
                                                       2006      1.111          1.211           69,837
                                                       2005      1.077          1.111           69,899
                                                       2004      1.000          1.077               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110               --
                                                       2004      1.195          1.184               --
                                                       2003      1.000          1.195               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.213          1.357               --
                                                       2006      1.230          1.213               --
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.757          3.469               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.094            6,462
                                                       2006      1.003          1.070               --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.825          2.160             7,547
                                                       2006      1.482          1.825             7,912
                                                       2005      1.293          1.482             7,940
                                                       2004      1.067          1.293             5,865
                                                       2003      1.000          1.067                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159                --
                                                       2005      1.087          1.154           204,608
                                                       2004      1.063          1.087           186,666
                                                       2003      1.000          1.063           127,667

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.552          2.028            11,724
                                                       2006      1.330          1.552            12,521
                                                       2005      1.187          1.330            12,777
                                                       2004      1.121          1.187            15,115
                                                       2003      1.000          1.121            10,537

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.640          2.763                --
                                                       2006      2.031          2.640            84,474
                                                       2005      1.618          2.031            84,873
                                                       2004      1.320          1.618            33,290
                                                       2003      1.000          1.320             2,970

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.815          1.710            12,138
                                                       2006      1.634          1.815            12,721
                                                       2005      1.434          1.634            11,753
                                                       2004      1.238          1.434             4,637
                                                       2003      1.000          1.238                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.484          1.476           296,343
                                                       2006      1.404          1.484           307,936
                                                       2005      1.314          1.404           311,151
                                                       2004      1.172          1.314           237,526
                                                       2003      1.000          1.172           135,909

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.269          1.338             8,266
                                                       2006      1.187          1.269             8,266
                                                       2005      1.170          1.187             8,266
                                                       2004      1.126          1.170                --
                                                       2003      1.000          1.126                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.170           354,872
                                                       2006      1.006          1.137           346,728
                                                       2005      1.000          1.006           280,830

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.195          1.801            54,849
                                                       2006      1.631          2.195            66,986
                                                       2005      1.493          1.631            80,078
                                                       2004      1.164          1.493            52,351
                                                       2003      1.000          1.164             7,128

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.019          1.037            19,149
                                                       2006      0.995          1.019            19,850
                                                       2005      1.000          0.995            26,780

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.330          1.464           449,130
                                                       2006      1.253          1.330           503,803
                                                       2005      1.177          1.253           219,398
                                                       2004      1.115          1.177            40,798
                                                       2003      1.000          1.115             9,919

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.098          2.242            75,602
                                                       2006      1.754          2.098            88,284
                                                       2005      1.514          1.754            92,266
                                                       2004      1.254          1.514            86,355
                                                       2003      1.000          1.254            80,019

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.401          1.388            52,381
                                                       2006      1.260          1.401            63,437
                                                       2005      1.215          1.260            71,725
                                                       2004      1.128          1.215            60,808
                                                       2003      1.000          1.128            11,461

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.324          1.466            90,786
                                                       2006      1.276          1.324            96,434
                                                       2005      1.203          1.276           100,524
                                                       2004      1.123          1.203            82,582
                                                       2003      1.000          1.123             4,467

  DWSI International Subaccount (Class B) (7/03).....  2007      1.889          2.117            84,122
                                                       2006      1.535          1.889            86,810
                                                       2005      1.352          1.535            67,095
                                                       2004      1.185          1.352            68,664
                                                       2003      1.000          1.185            12,939

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.207          1.262                --
                                                       2005      1.236          1.207            58,332
                                                       2004      1.130          1.236            57,599
                                                       2003      1.000          1.130             3,862

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.428          1.572                --
                                                       2005      1.285          1.428                --
                                                       2004      1.176          1.285                --
                                                       2003      1.000          1.176                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.219          1.249            27,290
                                                       2006      1.131          1.219            35,278
                                                       2005      1.110          1.131            31,449
                                                       2004      1.063          1.110            25,566
                                                       2003      1.000          1.063            12,272

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.594          1.613            39,093
                                                       2006      1.411          1.594            53,031
                                                       2005      1.311          1.411            66,015
                                                       2004      1.156          1.311            43,677
                                                       2003      1.000          1.156             2,365

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.157          1.189           243,282
                                                       2006      1.084          1.157           249,067
                                                       2005      1.058          1.084           204,582
                                                       2004      1.003          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.029          1.047           369,963
                                                       2006      1.009          1.029           375,317
                                                       2005      1.010          1.009           377,160
                                                       2004      0.989          1.010           387,894
                                                       2003      1.000          0.989            30,850

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.523          1.556           520,176
                                                       2006      1.357          1.523           533,947
                                                       2005      1.266          1.357           495,852
                                                       2004      1.158          1.266           384,222
                                                       2003      1.000          1.158           205,191

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.587          1.522           477,996
                                                       2006      1.368          1.587           500,758
                                                       2005      1.297          1.368           425,665
                                                       2004      1.163          1.297           165,556
                                                       2003      1.000          1.163            16,498

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.652          2.019           288,381
                                                       2005      1.533          1.652           286,687
                                                       2004      1.245          1.533           199,743
                                                       2003      1.000          1.245           101,766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.131          1.355                --
                                                       2005      1.053          1.131            11,024

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.025          2.103            12,544
                                                       2006      1.592          2.025            10,457
                                                       2005      1.324          1.592            15,259
                                                       2004      1.180          1.324            14,738
                                                       2003      1.000          1.180             1,413

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.031          1.068            62,802
                                                       2006      1.013          1.031            86,305
                                                       2005      1.010          1.013            96,984
                                                       2004      0.996          1.010            86,598
                                                       2003      1.000          0.996            10,475

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.259          1.305         1,082,479
                                                       2006      1.139          1.259         1,082,692
                                                       2005      1.095          1.139         1,080,304
                                                       2004      1.016          1.095         1,055,108

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.317          1.299           464,786
                                                       2006      1.219          1.317           488,798
                                                       2005      1.201          1.219           487,910
                                                       2004      1.092          1.201           488,827
                                                       2003      1.000          1.092           129,297

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076                --
                                                       2005      1.042          1.058            51,840
                                                       2004      1.005          1.042                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.242          1.242                --
                                                       2005      1.222          1.242                --
                                                       2004      1.132          1.222           226,684
                                                       2003      1.000          1.132            20,158

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.920          2.189           160,794
                                                       2006      1.565          1.920           193,949
                                                       2005      1.399          1.565           198,644
                                                       2004      1.210          1.399           177,932
                                                       2003      1.000          1.210            88,264

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.418          1.477           260,548
                                                       2006      1.338          1.418           266,143
                                                       2005      1.221          1.338           267,964
                                                       2004      1.120          1.221           199,224
                                                       2003      1.000          1.120           119,673

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.285          1.268                --
                                                       2005      1.223          1.285            80,567
                                                       2004      1.110          1.223            70,171
                                                       2003      1.000          1.110            73,182

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.149          1.271                --
                                                       2005      1.037          1.149                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.407          1.556           129,542
                                                       2006      1.247          1.407           141,245
                                                       2005      1.251          1.247           149,976
                                                       2004      1.163          1.251           149,631
                                                       2003      1.000          1.163            39,498

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.261          1.296                --
                                                       2005      1.293          1.261            55,200
                                                       2004      1.122          1.293            54,473
                                                       2003      1.000          1.122             1,201

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.445          1.530            20,872
                                                       2006      1.332          1.445            21,703
                                                       2005      1.184          1.332            21,597
                                                       2004      1.165          1.184            21,757
                                                       2003      1.000          1.165            19,438

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.208          1.245           692,192
                                                       2006      1.110          1.208           704,328
                                                       2005      1.076          1.110           701,569
                                                       2004      1.000          1.076            89,489

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.004          1.031             5,255
                                                       2006      0.982          1.004                --
                                                       2005      0.977          0.982                --
                                                       2004      0.990          0.977           191,582
                                                       2003      1.000          0.990             6,766

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.107          1.129                --
                                                       2005      1.182          1.107           185,439
                                                       2004      1.194          1.182            24,245
                                                       2003      1.000          1.194                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.323          1.374            38,710
                                                       2006      1.287          1.323            38,956
                                                       2005      1.229          1.287            37,360
                                                       2004      1.133          1.229            34,841
                                                       2003      1.000          1.133             7,716

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.117          1.151            74,953
                                                       2006      1.047          1.117            76,636
                                                       2005      1.047          1.047            85,631
                                                       2004      0.985          1.047            68,182
                                                       2003      1.000          0.985            33,347

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.209          1.350            69,843
                                                       2006      1.227          1.209            75,579
                                                       2005      1.211          1.227            79,629
                                                       2004      1.216          1.211            83,046
                                                       2003      1.000          1.216            23,585

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.498          1.839            40,562
                                                       2006      1.437          1.498            43,105
                                                       2005      1.317          1.437            40,718
                                                       2004      1.213          1.317            19,495
                                                       2003      1.000          1.213            12,043

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.746          3.453            78,197

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.092           222,223
                                                       2006      1.003          1.069           222,270






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.822          2.155           124,476
                                                       2006      1.481          1.822           150,146
                                                       2005      1.292          1.481           142,663
                                                       2004      1.066          1.292           148,928
                                                       2003      1.000          1.066            53,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.152          1.158                --
                                                       2005      1.086          1.152           612,807
                                                       2004      1.062          1.086           559,310
                                                       2003      1.000          1.062           167,125

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.550          2.024           232,056
                                                       2006      1.328          1.550           205,697
                                                       2005      1.186          1.328           199,364
                                                       2004      1.121          1.186           110,767
                                                       2003      1.000          1.121            74,427

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.636          2.758                --
                                                       2006      2.028          2.636           297,541
                                                       2005      1.616          2.028           368,943
                                                       2004      1.319          1.616           421,720
                                                       2003      1.000          1.319            18,331

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.812          1.706            17,062
                                                       2006      1.632          1.812            22,587
                                                       2005      1.433          1.632            24,671
                                                       2004      1.238          1.433            38,854
                                                       2003      1.000          1.238             5,549

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.481          1.472           565,620
                                                       2006      1.402          1.481           682,490
                                                       2005      1.313          1.402           729,614
                                                       2004      1.172          1.313           694,373
                                                       2003      1.000          1.172           131,415

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.267          1.335            68,295
                                                       2006      1.185          1.267            83,374
                                                       2005      1.169          1.185            78,739
                                                       2004      1.125          1.169            19,508
                                                       2003      1.000          1.125            16,197

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.169           644,540
                                                       2006      1.006          1.137           644,446
                                                       2005      1.000          1.006           740,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.191          1.797           386,771
                                                       2006      1.629          2.191           505,464
                                                       2005      1.492          1.629           583,509
                                                       2004      1.164          1.492           590,989
                                                       2003      1.000          1.164           182,436

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.018          1.036             7,258
                                                       2006      0.995          1.018             7,265
                                                       2005      1.000          0.995             7,272

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.328          1.461         1,883,171
                                                       2006      1.252          1.328         2,080,273
                                                       2005      1.176          1.252         1,360,520
                                                       2004      1.115          1.176           449,537
                                                       2003      1.000          1.115           150,768

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.094          2.237           338,081
                                                       2006      1.752          2.094           343,427
                                                       2005      1.513          1.752           488,106
                                                       2004      1.253          1.513           325,876
                                                       2003      1.000          1.253           108,202

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.399          1.385           577,287
                                                       2006      1.259          1.399           710,974
                                                       2005      1.214          1.259           694,541
                                                       2004      1.128          1.214           416,167
                                                       2003      1.000          1.128            86,264

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.322          1.463           316,596
                                                       2006      1.274          1.322           362,637
                                                       2005      1.202          1.274           662,022
                                                       2004      1.123          1.202           503,382
                                                       2003      1.000          1.123            90,898

  DWSI International Subaccount (Class B) (7/03).....  2007      1.885          2.112           549,257
                                                       2006      1.533          1.885           559,872
                                                       2005      1.350          1.533           399,274
                                                       2004      1.185          1.350           286,988
                                                       2003      1.000          1.185            61,166

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.206          1.260                --
                                                       2005      1.235          1.206           426,691
                                                       2004      1.130          1.235           364,212
                                                       2003      1.000          1.130           108,721

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.426          1.570                --
                                                       2005      1.284          1.426            85,296
                                                       2004      1.175          1.284            96,133
                                                       2003      1.000          1.175            70,396

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.217          1.246           544,188
                                                       2006      1.130          1.217           479,421
                                                       2005      1.109          1.130           548,394
                                                       2004      1.063          1.109           481,013
                                                       2003      1.000          1.063           209,473

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.591          1.610           452,814
                                                       2006      1.409          1.591           546,962
                                                       2005      1.310          1.409           560,368
                                                       2004      1.156          1.310           507,296
                                                       2003      1.000          1.156           179,561

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.156          1.187         1,096,566
                                                       2006      1.083          1.156           804,176
                                                       2005      1.058          1.083           731,086
                                                       2004      1.003          1.058           390,438

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.027          1.045         2,186,746
                                                       2006      1.008          1.027         2,342,610
                                                       2005      1.009          1.008         2,295,140
                                                       2004      0.988          1.009         2,184,224
                                                       2003      1.000          0.988           674,796

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.520          1.552         1,571,823
                                                       2006      1.355          1.520         2,180,057
                                                       2005      1.265          1.355         2,751,664
                                                       2004      1.158          1.265         2,297,752
                                                       2003      1.000          1.158           260,986

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.584          1.519         1,883,007
                                                       2006      1.366          1.584         2,118,028
                                                       2005      1.296          1.366         1,809,831
                                                       2004      1.163          1.296         1,684,886
                                                       2003      1.000          1.163           316,633

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.650          2.016         1,025,927
                                                       2005      1.532          1.650         1,139,845
                                                       2004      1.245          1.532         1,130,155
                                                       2003      1.000          1.245           176,984

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.130          1.354                --
                                                       2005      1.053          1.130            89,993

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.021          2.098           434,543
                                                       2006      1.590          2.021           445,372
                                                       2005      1.323          1.590           526,889
                                                       2004      1.180          1.323           332,631
                                                       2003      1.000          1.180           119,232

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.029          1.065         1,209,864
                                                       2006      1.012          1.029         1,448,514
                                                       2005      1.009          1.012         1,336,261
                                                       2004      0.995          1.009         1,284,864
                                                       2003      1.000          0.995           274,878

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.258          1.302         2,979,077
                                                       2006      1.139          1.258         2,973,410
                                                       2005      1.095          1.139         2,549,711
                                                       2004      1.016          1.095           398,549

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.314          1.296           640,458
                                                       2006      1.217          1.314           865,253
                                                       2005      1.200          1.217           845,807
                                                       2004      1.092          1.200           907,089
                                                       2003      1.000          1.092           479,147

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075                --
                                                       2005      1.041          1.057            68,722
                                                       2004      1.005          1.041            20,862

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.241          1.241                --
                                                       2005      1.221          1.241                --
                                                       2004      1.132          1.221           613,315
                                                       2003      1.000          1.132           140,494

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.917          2.184         1,120,905
                                                       2006      1.563          1.917         1,464,092
                                                       2005      1.398          1.563         1,455,456
                                                       2004      1.210          1.398         1,464,599
                                                       2003      1.000          1.210           126,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.415          1.474           422,830
                                                       2006      1.336          1.415           462,400
                                                       2005      1.220          1.336           473,256
                                                       2004      1.120          1.220           768,626
                                                       2003      1.000          1.120           142,474

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.283          1.266                --
                                                       2005      1.222          1.283            17,467
                                                       2004      1.110          1.222            24,070
                                                       2003      1.000          1.110             9,683

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.148          1.270                --
                                                       2005      1.036          1.148            25,852

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.404          1.553           550,785
                                                       2006      1.245          1.404           601,048
                                                       2005      1.250          1.245           714,418
                                                       2004      1.163          1.250           741,558
                                                       2003      1.000          1.163           368,171

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.259          1.294                --
                                                       2005      1.292          1.259           395,531
                                                       2004      1.122          1.292           407,491
                                                       2003      1.000          1.122           258,964

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.443          1.527           169,447
                                                       2006      1.331          1.443           171,395
                                                       2005      1.183          1.331           163,709
                                                       2004      1.165          1.183            55,306
                                                       2003      1.000          1.165            32,701

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.206          1.243         3,021,674
                                                       2006      1.109          1.206         2,728,693
                                                       2005      1.076          1.109         2,723,765
                                                       2004      1.000          1.076           612,565

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.002          1.029         3,129,754
                                                       2006      0.981          1.002         1,553,566
                                                       2005      0.976          0.981           267,770
                                                       2004      0.990          0.976         1,506,747
                                                       2003      1.000          0.990         1,156,653

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.106          1.127                --
                                                       2005      1.181          1.106           709,287
                                                       2004      1.194          1.181           735,050
                                                       2003      1.000          1.194           105,875

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.321          1.371           822,676
                                                       2006      1.285          1.321           896,614
                                                       2005      1.228          1.285           961,879
                                                       2004      1.133          1.228           864,771
                                                       2003      1.000          1.133            92,023

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.115          1.149           873,481
                                                       2006      1.045          1.115         1,044,225
                                                       2005      1.046          1.045           991,587
                                                       2004      0.985          1.046           994,550
                                                       2003      1.000          0.985           149,071

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.207          1.347           108,248
                                                       2006      1.225          1.207           161,619
                                                       2005      1.210          1.225           418,027
                                                       2004      1.216          1.210           360,344
                                                       2003      1.000          1.216           154,677

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.495          1.835           214,173
                                                       2006      1.436          1.495           188,184
                                                       2005      1.316          1.436           256,426
                                                       2004      1.213          1.316           313,801
                                                       2003      1.000          1.213            56,446

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.741          3.445           228,638

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.091           505,967
                                                       2006      1.003          1.069           745,253






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.819          2.150              --
                                                       2006      1.479          1.819              --
                                                       2005      1.291          1.479              --
                                                       2004      1.066          1.291              --
                                                       2003      1.000          1.066              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156              --
                                                       2005      1.086          1.151              --
                                                       2004      1.062          1.086              --
                                                       2003      1.000          1.062              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.547          2.019              --
                                                       2006      1.326          1.547              --
                                                       2005      1.185          1.326              --
                                                       2004      1.121          1.185              --
                                                       2003      1.000          1.121              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.631          2.753              --
                                                       2006      2.025          2.631              --
                                                       2005      1.615          2.025              --
                                                       2004      1.319          1.615              --
                                                       2003      1.000          1.319              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.808          1.702              --
                                                       2006      1.630          1.808              --
                                                       2005      1.431          1.630              --
                                                       2004      1.238          1.431           3,652
                                                       2003      1.000          1.238              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.478          1.469              --
                                                       2006      1.401          1.478              --
                                                       2005      1.312          1.401              --
                                                       2004      1.171          1.312           3,916
                                                       2003      1.000          1.171              --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.264          1.332              --
                                                       2006      1.184          1.264              --
                                                       2005      1.168          1.184              --
                                                       2004      1.125          1.168              --
                                                       2003      1.000          1.125              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.136          1.167              --
                                                       2006      1.006          1.136              --
                                                       2005      1.000          1.006              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.187          1.793           1,817
                                                       2006      1.627          2.187           1,822
                                                       2005      1.491          1.627           1,828
                                                       2004      1.164          1.491           5,292
                                                       2003      1.000          1.164              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.035              --
                                                       2006      0.995          1.017              --
                                                       2005      1.000          0.995              --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.326          1.457              --
                                                       2006      1.250          1.326              --
                                                       2005      1.175          1.250              --
                                                       2004      1.115          1.175              --
                                                       2003      1.000          1.115              --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.091          2.232              --
                                                       2006      1.750          2.091              --
                                                       2005      1.512          1.750              --
                                                       2004      1.253          1.512           3,462
                                                       2003      1.000          1.253              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.396          1.382              --
                                                       2006      1.257          1.396              --
                                                       2005      1.213          1.257              --
                                                       2004      1.127          1.213           4,220
                                                       2003      1.000          1.127              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.319          1.460              --
                                                       2006      1.272          1.319              --
                                                       2005      1.201          1.272              --
                                                       2004      1.123          1.201              --
                                                       2003      1.000          1.123              --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.882          2.108              --
                                                       2006      1.531          1.882              --
                                                       2005      1.349          1.531              --
                                                       2004      1.184          1.349              --
                                                       2003      1.000          1.184              --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.204          1.258              --
                                                       2005      1.234          1.204              --
                                                       2004      1.129          1.234              --
                                                       2003      1.000          1.129              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.425          1.567              --
                                                       2005      1.283          1.425              --
                                                       2004      1.175          1.283              --
                                                       2003      1.000          1.175              --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.215          1.244              --
                                                       2006      1.129          1.215              --
                                                       2005      1.108          1.129              --
                                                       2004      1.063          1.108              --
                                                       2003      1.000          1.063              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.589          1.606              --
                                                       2006      1.407          1.589              --
                                                       2005      1.309          1.407              --
                                                       2004      1.155          1.309              --
                                                       2003      1.000          1.155              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.155          1.185              --
                                                       2006      1.083          1.155              --
                                                       2005      1.058          1.083              --
                                                       2004      1.003          1.058              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.025          1.042              --
                                                       2006      1.007          1.025              --
                                                       2005      1.008          1.007              --
                                                       2004      0.988          1.008              --
                                                       2003      1.000          0.988              --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.517          1.549              --
                                                       2006      1.354          1.517              --
                                                       2005      1.264          1.354              --
                                                       2004      1.158          1.264              --
                                                       2003      1.000          1.158              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.581          1.516           2,105
                                                       2006      1.364          1.581           2,111
                                                       2005      1.295          1.364           2,118
                                                       2004      1.162          1.295           6,124
                                                       2003      1.000          1.162              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.647          2.012           1,781
                                                       2005      1.531          1.647           1,787
                                                       2004      1.244          1.531           5,165
                                                       2003      1.000          1.244              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.130          1.352              --
                                                       2005      1.053          1.130              --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.018          2.093              --
                                                       2006      1.588          2.018              --
                                                       2005      1.322          1.588              --
                                                       2004      1.180          1.322              --
                                                       2003      1.000          1.180              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.028          1.063              --
                                                       2006      1.010          1.028              --
                                                       2005      1.008          1.010              --
                                                       2004      0.995          1.008           5,032
                                                       2003      1.000          0.995              --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.256          1.300              --
                                                       2006      1.138          1.256              --
                                                       2005      1.095          1.138              --
                                                       2004      1.016          1.095              --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.312          1.293              --
                                                       2006      1.215          1.312              --
                                                       2005      1.199          1.215              --
                                                       2004      1.091          1.199           4,259
                                                       2003      1.000          1.091              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074              --
                                                       2005      1.041          1.057              --
                                                       2004      1.005          1.041              --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.239          1.239              --
                                                       2005      1.220          1.239              --
                                                       2004      1.132          1.220              --
                                                       2003      1.000          1.132              --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.913          2.179              --
                                                       2006      1.561          1.913              --
                                                       2005      1.397          1.561              --
                                                       2004      1.209          1.397              --
                                                       2003      1.000          1.209              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.413          1.471              --
                                                       2006      1.335          1.413              --
                                                       2005      1.219          1.335              --
                                                       2004      1.119          1.219              --
                                                       2003      1.000          1.119              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.282          1.264              --
                                                       2005      1.221          1.282              --
                                                       2004      1.110          1.221              --
                                                       2003      1.000          1.110              --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.147          1.268              --
                                                       2005      1.036          1.147              --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.402          1.549           2,151
                                                       2006      1.244          1.402           2,157
                                                       2005      1.249          1.244           2,164
                                                       2004      1.162          1.249           2,170
                                                       2003      1.000          1.162              --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.258          1.292              --
                                                       2005      1.291          1.258              --
                                                       2004      1.122          1.291              --
                                                       2003      1.000          1.122              --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.440          1.523              --
                                                       2006      1.329          1.440              --
                                                       2005      1.183          1.329              --
                                                       2004      1.164          1.183              --
                                                       2003      1.000          1.164              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.205          1.241              --
                                                       2006      1.108          1.205              --
                                                       2005      1.076          1.108              --
                                                       2004      1.000          1.076              --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.001          1.026              --
                                                       2006      0.979          1.001              --
                                                       2005      0.975          0.979              --
                                                       2004      0.990          0.975              --
                                                       2003      1.000          0.990              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.105          1.125              --
                                                       2005      1.180          1.105              --
                                                       2004      1.193          1.180              --
                                                       2003      1.000          1.193              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.319          1.367              --
                                                       2006      1.284          1.319              --
                                                       2005      1.227          1.284              --
                                                       2004      1.132          1.227              --
                                                       2003      1.000          1.132              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.113          1.146              --
                                                       2006      1.044          1.113              --
                                                       2005      1.045          1.044              --
                                                       2004      0.985          1.045              --
                                                       2003      1.000          0.985              --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.205          1.344              --
                                                       2006      1.224          1.205              --
                                                       2005      1.209          1.224              --
                                                       2004      1.215          1.209              --
                                                       2003      1.000          1.215              --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.493          1.831              --
                                                       2006      1.434          1.493              --
                                                       2005      1.315          1.434              --
                                                       2004      1.212          1.315              --
                                                       2003      1.000          1.212              --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.735          3.438              --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.090              --
                                                       2006      1.003          1.068              --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.714          2.026            23,769
                                                       2006      1.395          1.714            25,270
                                                       2005      1.218          1.395            18,893
                                                       2004      1.000          1.218                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.104          1.109                --
                                                       2005      1.042          1.104            38,699
                                                       2004      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.373          1.792                --
                                                       2006      1.178          1.373                --
                                                       2005      1.053          1.178                --
                                                       2004      1.000          1.053                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.097          2.194                --
                                                       2006      1.615          2.097           481,555
                                                       2005      1.289          1.615           221,923
                                                       2004      1.000          1.289                --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.419          1.335            20,839
                                                       2006      1.279          1.419            20,839
                                                       2005      1.124          1.279                --
                                                       2004      1.000          1.124                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.272          1.263            43,253
                                                       2006      1.206          1.272            43,830
                                                       2005      1.130          1.206            10,655
                                                       2004      1.000          1.130                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.172                --
                                                       2006      1.043          1.113                --
                                                       2005      1.030          1.043                --
                                                       2004      1.000          1.030                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.135          1.166                --
                                                       2006      1.006          1.135                --
                                                       2005      1.000          1.006                --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.880          1.541           228,458
                                                       2006      1.399          1.880           180,063
                                                       2005      1.283          1.399           146,758
                                                       2004      1.000          1.283                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.033            11,626
                                                       2006      0.995          1.017            10,440
                                                       2005      1.000          0.995             9,502

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.172          1.288           121,302
                                                       2006      1.106          1.172           114,763
                                                       2005      1.040          1.106            38,133
                                                       2004      1.000          1.040                --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.634          1.743            46,774
                                                       2006      1.368          1.634            47,672
                                                       2005      1.183          1.368            14,445
                                                       2004      1.000          1.183                --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.227          1.214           121,904
                                                       2006      1.106          1.227           121,309
                                                       2005      1.067          1.106            61,454
                                                       2004      1.000          1.067                --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.149          1.270            50,955
                                                       2006      1.108          1.149            47,870
                                                       2005      1.047          1.108            14,394
                                                       2004      1.000          1.047                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.611          1.803            63,625
                                                       2006      1.311          1.611            64,023
                                                       2005      1.156          1.311            42,124
                                                       2004      1.000          1.156                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.066          1.113                --
                                                       2005      1.093          1.066                --
                                                       2004      1.000          1.093                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.211          1.331                --
                                                       2005      1.091          1.211            17,789
                                                       2004      1.000          1.091                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.142          1.168                --
                                                       2006      1.061          1.142                --
                                                       2005      1.043          1.061                --
                                                       2004      1.000          1.043                --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.328          1.342            36,552
                                                       2006      1.177          1.328            35,688
                                                       2005      1.095          1.177            22,479
                                                       2004      1.000          1.095                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.153          1.183           506,597
                                                       2006      1.082          1.153           508,264
                                                       2005      1.058          1.082           185,819
                                                       2004      1.002          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.060          1.077           366,015
                                                       2006      1.041          1.060           366,114
                                                       2005      1.043          1.041           276,394
                                                       2004      1.000          1.043                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.285          1.311           130,279
                                                       2006      1.147          1.285           129,823
                                                       2005      1.072          1.147           118,958
                                                       2004      1.000          1.072                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.372          1.314           536,093
                                                       2006      1.184          1.372           530,450
                                                       2005      1.124          1.184           437,075
                                                       2004      1.000          1.124                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.561            87,157
                                                       2005      1.189          1.279            51,434
                                                       2004      1.000          1.189                --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.129          1.351                --
                                                       2005      1.029          1.129            10,799

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.769          1.834           105,696
                                                       2006      1.393          1.769           105,545
                                                       2005      1.160          1.393            94,898
                                                       2004      1.000          1.160                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.054          1.089            11,774
                                                       2006      1.037          1.054            11,243
                                                       2005      1.035          1.037             7,222
                                                       2004      1.000          1.035                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.255          1.298         1,177,671
                                                       2006      1.137          1.255           877,715
                                                       2005      1.095          1.137           922,473
                                                       2004      1.016          1.095                --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.206          1.188            37,950
                                                       2006      1.118          1.206            36,174
                                                       2005      1.103          1.118            35,279
                                                       2004      1.000          1.103                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073                --
                                                       2005      1.041          1.056           109,542
                                                       2004      1.005          1.041                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.088          1.088                --
                                                       2005      1.071          1.088                --
                                                       2004      1.000          1.071                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.598          1.819           365,771
                                                       2006      1.304          1.598           319,566
                                                       2005      1.168          1.304           139,844
                                                       2004      1.000          1.168                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.272          1.324             4,352
                                                       2006      1.202          1.272             4,293
                                                       2005      1.098          1.202             2,279
                                                       2004      1.000          1.098                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.143          1.127                --
                                                       2005      1.089          1.143             2,485
                                                       2004      1.000          1.089                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.147          1.267                --
                                                       2005      1.028          1.147                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.201          1.327            61,011
                                                       2006      1.067          1.201            60,484
                                                       2005      1.072          1.067            24,616
                                                       2004      1.000          1.072                --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.105          1.135                --
                                                       2005      1.135          1.105                --
                                                       2004      1.000          1.135                --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.297          1.372                --
                                                       2006      1.198          1.297                --
                                                       2005      1.066          1.198                --
                                                       2004      1.000          1.066                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.203          1.239           798,988
                                                       2006      1.107          1.203           761,069
                                                       2005      1.076          1.107           852,381
                                                       2004      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.017          1.043                --
                                                       2006      0.996          1.017                --
                                                       2005      0.993          0.996             9,985
                                                       2004      1.000          0.993                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.970          0.988                --
                                                       2005      1.037          0.970               839
                                                       2004      1.000          1.037                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.160          1.203           103,863
                                                       2006      1.130          1.160           101,697
                                                       2005      1.081          1.130            29,252
                                                       2004      1.000          1.081                --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.173          1.207            23,012
                                                       2006      1.100          1.173            22,382
                                                       2005      1.102          1.100            21,453
                                                       2004      1.000          1.102                --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.034          1.153            22,492
                                                       2006      1.051          1.034            20,465
                                                       2005      1.039          1.051            10,338
                                                       2004      1.000          1.039                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.257          1.540            11,911
                                                       2006      1.207          1.257            11,080
                                                       2005      1.108          1.207             3,154
                                                       2004      1.000          1.108                --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.180          2.739           600,920

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.089           108,078
                                                       2006      1.003          1.068            42,799

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.812          2.141           357,391
                                                       2006      1.475          1.812           406,819
                                                       2005      1.289          1.475           238,093
                                                       2004      1.065          1.289            76,515
                                                       2003      1.000          1.065            16,070

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148           921,463
                                                       2004      1.061          1.084           645,491
                                                       2003      1.000          1.061           282,635

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.541          2.010           372,351
                                                       2006      1.323          1.541           395,761
                                                       2005      1.184          1.323           412,188
                                                       2004      1.120          1.184           409,576
                                                       2003      1.000          1.120            67,173

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.622          2.742                --
                                                       2006      2.020          2.622           647,784
                                                       2005      1.613          2.020           448,218
                                                       2004      1.318          1.613           295,175
                                                       2003      1.000          1.318            13,332

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.802          1.695           345,388
                                                       2006      1.626          1.802           392,340
                                                       2005      1.429          1.626           106,990
                                                       2004      1.237          1.429           118,337
                                                       2003      1.000          1.237            15,860

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.473          1.462         1,295,901
                                                       2006      1.397          1.473         1,446,219
                                                       2005      1.310          1.397         1,517,012
                                                       2004      1.171          1.310         1,266,987
                                                       2003      1.000          1.171           308,034

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.260          1.326            17,419
                                                       2006      1.181          1.260            29,029
                                                       2005      1.167          1.181            28,927
                                                       2004      1.125          1.167            29,094
                                                       2003      1.000          1.125             1,411

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.165           505,618
                                                       2006      1.006          1.134           502,429
                                                       2005      1.000          1.006           679,521

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.179          1.785           554,778
                                                       2006      1.623          2.179           678,274
                                                       2005      1.489          1.623           727,865
                                                       2004      1.163          1.489           545,672
                                                       2003      1.000          1.163           136,376

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.016          1.032                --
                                                       2006      0.994          1.016            10,050
                                                       2005      1.000          0.994                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.321          1.451         1,204,912
                                                       2006      1.247          1.321         1,428,246
                                                       2005      1.173          1.247           986,543
                                                       2004      1.114          1.173           371,652
                                                       2003      1.000          1.114            69,391

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.083          2.222           314,941
                                                       2006      1.745          2.083           400,541
                                                       2005      1.510          1.745           398,528
                                                       2004      1.252          1.510           243,413
                                                       2003      1.000          1.252            54,139

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.391          1.376         1,062,598
                                                       2006      1.254          1.391         1,138,786
                                                       2005      1.211          1.254           376,627
                                                       2004      1.127          1.211           192,731
                                                       2003      1.000          1.127           127,354

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.315          1.453           306,086
                                                       2006      1.269          1.315           384,663
                                                       2005      1.199          1.269           418,016
                                                       2004      1.122          1.199           359,518
                                                       2003      1.000          1.122           216,037

  DWSI International Subaccount (Class B) (7/03).....  2007      1.875          2.098           514,190
                                                       2006      1.527          1.875           611,689
                                                       2005      1.347          1.527           470,483
                                                       2004      1.184          1.347           349,284
                                                       2003      1.000          1.184            84,362

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           225,469
                                                       2004      1.129          1.232           219,303
                                                       2003      1.000          1.129            76,842

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421            82,437
                                                       2004      1.174          1.281            94,906
                                                       2003      1.000          1.174            11,405

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.211          1.238           481,432
                                                       2006      1.126          1.211           498,133
                                                       2005      1.106          1.126           854,380
                                                       2004      1.062          1.106           668,120
                                                       2003      1.000          1.062            39,426

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.583          1.599           680,360
                                                       2006      1.403          1.583           871,847
                                                       2005      1.307          1.403           739,492
                                                       2004      1.155          1.307           553,581
                                                       2003      1.000          1.155           125,558

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.152          1.181           432,647
                                                       2006      1.081          1.152           528,734
                                                       2005      1.058          1.081           484,955
                                                       2004      1.002          1.058           334,912

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.021          1.038         1,080,397
                                                       2006      1.004          1.021         1,264,867
                                                       2005      1.007          1.004         1,253,613
                                                       2004      0.987          1.007         1,076,891
                                                       2003      1.000          0.987           313,717

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.512          1.542         1,667,324
                                                       2006      1.350          1.512         1,764,047
                                                       2005      1.262          1.350         1,873,369
                                                       2004      1.157          1.262         1,248,230
                                                       2003      1.000          1.157           301,678

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.575          1.509         1,809,622
                                                       2006      1.361          1.575         1,930,998
                                                       2005      1.292          1.361         1,616,017
                                                       2004      1.162          1.292         1,083,106
                                                       2003      1.000          1.162           251,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.643          2.005         1,223,489
                                                       2005      1.528          1.643         1,247,630
                                                       2004      1.244          1.528           990,769
                                                       2003      1.000          1.244           151,438

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.128          1.350                --
                                                       2005      1.053          1.128           261,824

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.011          2.084           613,487
                                                       2006      1.584          2.011           628,119
                                                       2005      1.320          1.584           401,338
                                                       2004      1.179          1.320           321,204
                                                       2003      1.000          1.179            34,683

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.024          1.058           515,229
                                                       2006      1.008          1.024           570,497
                                                       2005      1.007          1.008           698,669
                                                       2004      0.995          1.007           547,773
                                                       2003      1.000          0.995            96,666

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.254          1.296         1,769,110
                                                       2006      1.136          1.254         1,782,897
                                                       2005      1.094          1.136         1,724,960
                                                       2004      1.016          1.094           243,797

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.307          1.287           634,088
                                                       2006      1.212          1.307           716,336
                                                       2005      1.197          1.212           767,489
                                                       2004      1.091          1.197           688,959
                                                       2003      1.000          1.091           180,469

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055            30,850
                                                       2004      1.005          1.041            33,601

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.236          1.236                --
                                                       2005      1.218          1.236                --
                                                       2004      1.131          1.218           304,755
                                                       2003      1.000          1.131           126,821

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.907          2.169           809,192
                                                       2006      1.557          1.907           899,859
                                                       2005      1.395          1.557           923,259
                                                       2004      1.209          1.395           779,057
                                                       2003      1.000          1.209           161,245

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.408          1.464           229,996
                                                       2006      1.331          1.408           223,704
                                                       2005      1.217          1.331           221,884
                                                       2004      1.119          1.217           193,972
                                                       2003      1.000          1.119           136,720

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279            52,442
                                                       2004      1.109          1.219            50,876
                                                       2003      1.000          1.109            23,775

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.146          1.266                --
                                                       2005      1.036          1.146           444,753

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.397          1.542           385,508
                                                       2006      1.241          1.397           648,784
                                                       2005      1.247          1.241           486,988
                                                       2004      1.162          1.247           433,661
                                                       2003      1.000          1.162           214,043

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.254          1.288                --
                                                       2005      1.289          1.254           152,640
                                                       2004      1.121          1.289           168,373
                                                       2003      1.000          1.121            96,715

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.435          1.516           299,408
                                                       2006      1.326          1.435           352,060
                                                       2005      1.181          1.326           110,987
                                                       2004      1.164          1.181           123,265
                                                       2003      1.000          1.164           145,453

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.202          1.237         3,032,021
                                                       2006      1.106          1.202         3,166,317
                                                       2005      1.076          1.106         3,230,126
                                                       2004      1.000          1.076         1,327,148

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.997          1.022           277,948
                                                       2006      0.977          0.997           205,597
                                                       2005      0.974          0.977         2,489,167
                                                       2004      0.989          0.974            18,161
                                                       2003      1.000          0.989                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           277,084
                                                       2004      1.193          1.178           341,000
                                                       2003      1.000          1.193            64,331

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.314          1.361           631,403
                                                       2006      1.280          1.314           685,059
                                                       2005      1.225          1.280           668,904
                                                       2004      1.132          1.225           354,560
                                                       2003      1.000          1.132           157,706

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.109          1.141           894,054
                                                       2006      1.041          1.109           862,248
                                                       2005      1.043          1.041           913,756
                                                       2004      0.984          1.043           630,190
                                                       2003      1.000          0.984           167,822

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.200          1.338           224,946
                                                       2006      1.221          1.200           228,758
                                                       2005      1.207          1.221           246,776
                                                       2004      1.215          1.207           220,347
                                                       2003      1.000          1.215           137,222

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.487          1.822           454,539
                                                       2006      1.430          1.487           525,239
                                                       2005      1.313          1.430           458,186
                                                       2004      1.212          1.313           468,001
                                                       2003      1.000          1.212           111,862

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.725          3.422           596,194

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.088         1,130,766
                                                       2006      1.003          1.068         1,101,648






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.809          2.136           35,212
                                                       2006      1.473          1.809           36,298
                                                       2005      1.288          1.473           27,874
                                                       2004      1.065          1.288              707
                                                       2003      1.000          1.065              746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.146          1.151               --
                                                       2005      1.083          1.146               --
                                                       2004      1.061          1.083               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.539          2.005               --
                                                       2006      1.321          1.539               --
                                                       2005      1.183          1.321               --
                                                       2004      1.120          1.183               --
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.617          2.737               --
                                                       2006      2.018          2.617            8,765
                                                       2005      1.611          2.018            8,920
                                                       2004      1.318          1.611            3,605
                                                       2003      1.000          1.318            3,791

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.799          1.691               --
                                                       2006      1.624          1.799               --
                                                       2005      1.428          1.624               --
                                                       2004      1.237          1.428               --
                                                       2003      1.000          1.237               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.470          1.459           24,687
                                                       2006      1.395          1.470           24,914
                                                       2005      1.309          1.395           25,487
                                                       2004      1.170          1.309           15,645
                                                       2003      1.000          1.170           11,925

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.258          1.323               --
                                                       2006      1.179          1.258               --
                                                       2005      1.166          1.179               --
                                                       2004      1.124          1.166               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.163           42,574
                                                       2006      1.005          1.134           44,072
                                                       2005      1.000          1.005           31,648

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.175          1.781           26,890
                                                       2006      1.621          2.175           27,836
                                                       2005      1.487          1.621           20,246
                                                       2004      1.163          1.487               --
                                                       2003      1.000          1.163               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.015          1.031               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.318          1.447            8,212
                                                       2006      1.245          1.318            8,238
                                                       2005      1.173          1.245            1,382
                                                       2004      1.114          1.173            1,386
                                                       2003      1.000          1.114            1,399

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.080          2.217           13,037
                                                       2006      1.743          2.080           13,053
                                                       2005      1.508          1.743           13,094
                                                       2004      1.252          1.508              600
                                                       2003      1.000          1.252               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.389          1.372           15,742
                                                       2006      1.252          1.389           15,688
                                                       2005      1.210          1.252            7,233
                                                       2004      1.126          1.210            1,374
                                                       2003      1.000          1.126            1,404

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.312          1.450            6,457
                                                       2006      1.268          1.312            6,457
                                                       2005      1.198          1.268            6,457
                                                       2004      1.122          1.198               --
                                                       2003      1.000          1.122               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.872          2.093           15,494
                                                       2006      1.525          1.872           15,872
                                                       2005      1.346          1.525            9,297
                                                       2004      1.183          1.346            9,760
                                                       2003      1.000          1.183           10,263

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.200          1.252               --
                                                       2005      1.231          1.200            6,626
                                                       2004      1.128          1.231            1,366
                                                       2003      1.000          1.128            1,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.419          1.559               --
                                                       2005      1.280          1.419            5,819
                                                       2004      1.174          1.280               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.209          1.235               --
                                                       2006      1.124          1.209               --
                                                       2005      1.106          1.124               --
                                                       2004      1.062          1.106               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.580          1.595           55,227
                                                       2006      1.402          1.580           56,951
                                                       2005      1.306          1.402           58,860
                                                       2004      1.154          1.306           44,567
                                                       2003      1.000          1.154           46,867

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.151          1.179               --
                                                       2006      1.080          1.151               --
                                                       2005      1.057          1.080               --
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.020          1.035           15,221
                                                       2006      1.003          1.020           14,843
                                                       2005      1.006          1.003           14,558
                                                       2004      0.987          1.006            4,118
                                                       2003      1.000          0.987            1,471

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.538            7,697
                                                       2006      1.348          1.509            7,697
                                                       2005      1.261          1.348            7,697
                                                       2004      1.157          1.261               --
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.572          1.505           50,030
                                                       2006      1.359          1.572           51,049
                                                       2005      1.291          1.359           15,289
                                                       2004      1.161          1.291               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.641          2.001           15,100
                                                       2005      1.527          1.641           15,482
                                                       2004      1.243          1.527            9,804
                                                       2003      1.000          1.243            5,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.128          1.348               --
                                                       2005      1.053          1.128            9,475

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.007          2.079               --
                                                       2006      1.582          2.007               --
                                                       2005      1.319          1.582               --
                                                       2004      1.179          1.319               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.022          1.055            8,165
                                                       2006      1.007          1.022            7,580
                                                       2005      1.006          1.007            7,112
                                                       2004      0.994          1.006            6,664
                                                       2003      1.000          0.994            1,451

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.252          1.294               --
                                                       2006      1.135          1.252               --
                                                       2005      1.094          1.135               --
                                                       2004      1.016          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.305          1.284           37,338
                                                       2006      1.211          1.305           38,545
                                                       2005      1.196          1.211           27,727
                                                       2004      1.090          1.196            2,298
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070               --
                                                       2005      1.041          1.054               --
                                                       2004      1.005          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.235          1.235               --
                                                       2005      1.217          1.235               --
                                                       2004      1.131          1.217               --
                                                       2003      1.000          1.131               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.903          2.164            5,544
                                                       2006      1.555          1.903            6,103
                                                       2005      1.393          1.555            6,558
                                                       2004      1.208          1.393            6,789
                                                       2003      1.000          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.405          1.461           10,596
                                                       2006      1.329          1.405           10,040
                                                       2005      1.216          1.329           10,511
                                                       2004      1.118          1.216           10,376
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.277          1.257               --
                                                       2005      1.218          1.277               --
                                                       2004      1.109          1.218               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.145          1.264               --
                                                       2005      1.036          1.145            9,127

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.394          1.538           43,104
                                                       2006      1.239          1.394           44,693
                                                       2005      1.246          1.239           45,703
                                                       2004      1.161          1.246           47,296
                                                       2003      1.000          1.161           39,551

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.253          1.286               --
                                                       2005      1.288          1.253           24,492
                                                       2004      1.121          1.288               --
                                                       2003      1.000          1.121               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.432          1.513              591
                                                       2006      1.324          1.432              655
                                                       2005      1.180          1.324              652
                                                       2004      1.163          1.180              713
                                                       2003      1.000          1.163              683

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.201          1.235               --
                                                       2006      1.106          1.201               --
                                                       2005      1.075          1.106               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.995          1.019            7,618
                                                       2006      0.976          0.995            7,819
                                                       2005      0.973          0.976            8,151
                                                       2004      0.989          0.973            8,439
                                                       2003      1.000          0.989            8,760

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.100          1.119               --
                                                       2005      1.177          1.100               --
                                                       2004      1.192          1.177               --
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.312          1.358           16,806
                                                       2006      1.279          1.312           17,242
                                                       2005      1.224          1.279           17,631
                                                       2004      1.131          1.224           10,819
                                                       2003      1.000          1.131           11,377

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.107          1.138           19,534
                                                       2006      1.040          1.107           19,965
                                                       2005      1.043          1.040           20,442
                                                       2004      0.984          1.043           11,148
                                                       2003      1.000          0.984           11,724

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.198          1.335              734
                                                       2006      1.219          1.198              803
                                                       2005      1.206          1.219              718
                                                       2004      1.214          1.206              693
                                                       2003      1.000          1.214              686

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.485          1.818           12,158
                                                       2006      1.428          1.485           12,192
                                                       2005      1.312          1.428           12,220
                                                       2004      1.211          1.312              667
                                                       2003      1.000          1.211              679

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.719          3.414            8,626

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.088               --
                                                       2006      1.003          1.067               --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.806          2.131           63,451
                                                       2006      1.471          1.806           42,429
                                                       2005      1.287          1.471           42,909
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.536          2.001           46,960
                                                       2006      1.320          1.536           46,966
                                                       2005      1.182          1.320           46,973
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.612          2.731               --
                                                       2006      2.015          2.612           19,090
                                                       2005      1.610          2.015           19,223
                                                       2004      1.317          1.610               --
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.796          1.687            1,603
                                                       2006      1.621          1.796            1,550
                                                       2005      1.427          1.621            1,492
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.468          1.456           36,134
                                                       2006      1.393          1.468           79,471
                                                       2005      1.307          1.393           68,086
                                                       2004      1.170          1.307               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.133          1.162               --
                                                       2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.171          1.777           50,883
                                                       2006      1.619          2.171           70,351
                                                       2005      1.486          1.619           62,256
                                                       2004      1.162          1.486               --
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.014          1.029               --
                                                       2006      0.994          1.014               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.316          1.444           83,858
                                                       2006      1.244          1.316          103,620
                                                       2005      1.172          1.244           89,129
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.076          2.211           58,072
                                                       2006      1.741          2.076           92,208
                                                       2005      1.507          1.741           79,355
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.386          1.369          102,688
                                                       2006      1.251          1.386          100,335
                                                       2005      1.209          1.251           10,444
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.310          1.446            2,152
                                                       2006      1.266          1.310            2,154
                                                       2005      1.198          1.266            2,156
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.869          2.088          120,287
                                                       2006      1.523          1.869          122,799
                                                       2005      1.345          1.523            5,949
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198            8,368
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417            5,519
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.206          1.232           93,732
                                                       2006      1.123          1.206          114,884
                                                       2005      1.105          1.123          114,893
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.577          1.591           70,221
                                                       2006      1.400          1.577          118,589
                                                       2005      1.304          1.400          106,818
                                                       2004      1.154          1.304               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.149          1.177          261,561
                                                       2006      1.080          1.149          265,381
                                                       2005      1.057          1.080          132,002
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.018          1.033           18,268
                                                       2006      1.001          1.018           16,987
                                                       2005      1.005          1.001           16,560
                                                       2004      0.987          1.005               --
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.535          160,432
                                                       2006      1.347          1.506          194,943
                                                       2005      1.260          1.347          140,891
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.570          1.502          277,072
                                                       2006      1.357          1.570          371,343
                                                       2005      1.290          1.357          258,229
                                                       2004      1.161          1.290               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.639          1.998          188,149
                                                       2005      1.526          1.639          157,723
                                                       2004      1.243          1.526               --
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.127          1.347               --
                                                       2005      1.053          1.127          133,140

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      2.004          2.074           33,608
                                                       2006      1.580          2.004           31,895
                                                       2005      1.318          1.580           34,707
                                                       2004      1.178          1.318               --
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.020          1.053           18,260
                                                       2006      1.005          1.020           16,919
                                                       2005      1.005          1.005           16,617
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.251          1.291          238,744
                                                       2006      1.135          1.251          239,839
                                                       2005      1.094          1.135          241,028
                                                       2004      1.016          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.303          1.281           66,845
                                                       2006      1.209          1.303           41,652
                                                       2005      1.195          1.209           21,189
                                                       2004      1.090          1.195               --
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054          149,573
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.900          2.159           81,836
                                                       2006      1.553          1.900          129,373
                                                       2005      1.392          1.553          106,413
                                                       2004      1.208          1.392               --
                                                       2003      1.000          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.403          1.457               --
                                                       2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275            7,461
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.145          1.263               --
                                                       2005      1.036          1.145           10,250

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.392          1.535           40,253
                                                       2006      1.237          1.392          135,712
                                                       2005      1.245          1.237          121,171
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251           26,842
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.430          1.509               --
                                                       2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.199          1.233          279,203
                                                       2006      1.105          1.199          282,769
                                                       2005      1.075          1.105          286,337
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.994          1.017           30,736
                                                       2006      0.974          0.994           28,269
                                                       2005      0.972          0.974           28,646
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099               --
                                                       2004      1.192          1.176               --
                                                       2003      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.309          1.355           27,386
                                                       2006      1.277          1.309           27,102
                                                       2005      1.223          1.277              975
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.105          1.136           86,592
                                                       2006      1.039          1.105           84,310
                                                       2005      1.042          1.039           59,962
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.196          1.332               --
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.482          1.814           45,586
                                                       2006      1.426          1.482           49,317
                                                       2005      1.311          1.426           49,346
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.714          3.406           50,196

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.087          137,699
                                                       2006      1.003          1.067               --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.685          1.988            72,247
                                                       2006      1.374          1.685            47,361
                                                       2005      1.203          1.374            47,971
                                                       2004      1.000          1.203             7,136

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.076          1.080                --
                                                       2005      1.017          1.076            52,229
                                                       2004      1.000          1.017            29,547

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.388          1.808            32,415
                                                       2006      1.193          1.388            35,951
                                                       2005      1.069          1.193            36,717
                                                       2004      1.000          1.069            19,874

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.888          1.974                --
                                                       2006      1.457          1.888            86,993
                                                       2005      1.165          1.457           104,526
                                                       2004      1.000          1.165            65,630

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.424          1.337            16,791
                                                       2006      1.286          1.424            16,991
                                                       2005      1.133          1.286             7,057
                                                       2004      1.000          1.133                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.253          1.242           200,608
                                                       2006      1.190          1.253           200,062
                                                       2005      1.117          1.190           200,383
                                                       2004      1.000          1.117           142,355

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.125          1.182                --
                                                       2006      1.056          1.125                --
                                                       2005      1.045          1.056                --
                                                       2004      1.000          1.045                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.132          1.161             5,482
                                                       2006      1.005          1.132             5,489
                                                       2005      1.000          1.005            13,382

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.770          1.448           130,597
                                                       2006      1.320          1.770           162,818
                                                       2005      1.213          1.320           188,637
                                                       2004      1.000          1.213            73,241

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.028            13,489
                                                       2006      0.993          1.013            14,347
                                                       2005      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.186          1.300           202,398
                                                       2006      1.121          1.186           181,826
                                                       2005      1.056          1.121            96,607
                                                       2004      1.000          1.056            19,922

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.646          1.753            72,685
                                                       2006      1.381          1.646            81,922
                                                       2005      1.197          1.381            94,187
                                                       2004      1.000          1.197            95,211

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.239          1.224           352,288
                                                       2006      1.119          1.239           457,325
                                                       2005      1.082          1.119           433,581
                                                       2004      1.000          1.082           385,298

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.136          1.254            47,277
                                                       2006      1.099          1.136            49,463
                                                       2005      1.040          1.099            64,928
                                                       2004      1.000          1.040            54,309

  DWSI International Subaccount (Class B) (7/03).....  2007      1.581          1.766           110,205
                                                       2006      1.289          1.581            83,666
                                                       2005      1.139          1.289            31,222
                                                       2004      1.000          1.139            18,490

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.033          1.078                --
                                                       2005      1.062          1.033            66,626
                                                       2004      1.000          1.062            54,289

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.222          1.342                --
                                                       2005      1.104          1.222             8,121
                                                       2004      1.000          1.104                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.128          1.152           344,976
                                                       2006      1.051          1.128           348,728
                                                       2005      1.034          1.051           417,932
                                                       2004      1.000          1.034           299,103

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.344          1.355           163,085
                                                       2006      1.193          1.344           164,581
                                                       2005      1.112          1.193           166,780
                                                       2004      1.000          1.112           102,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.148          1.175           417,225
                                                       2006      1.079          1.148           434,243
                                                       2005      1.057          1.079           258,068
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.008          1.022           278,463
                                                       2006      0.992          1.008           421,842
                                                       2005      0.996          0.992           262,580
                                                       2004      1.000          0.996           190,893

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.277          1.300           385,407
                                                       2006      1.142          1.277           351,190
                                                       2005      1.069          1.142           332,971
                                                       2004      1.000          1.069           146,415

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.356          1.297           458,238
                                                       2006      1.173          1.356           412,169
                                                       2005      1.116          1.173           259,527
                                                       2004      1.000          1.116           153,454

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.255          1.529           160,361
                                                       2005      1.169          1.255           162,620
                                                       2004      1.000          1.169            97,331

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.126          1.345                --
                                                       2005      1.053          1.126            19,467

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.709          1.768            34,002
                                                       2006      1.348          1.709            27,012
                                                       2005      1.125          1.348            47,523
                                                       2004      1.000          1.125            20,921

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.016          1.048            83,462
                                                       2006      1.001          1.016            83,809
                                                       2005      1.002          1.001           103,587
                                                       2004      1.000          1.002           103,100

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.249          1.289           510,453
                                                       2006      1.134          1.249           484,283
                                                       2005      1.094          1.134           484,396
                                                       2004      1.016          1.094           172,547

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.182          1.162           136,092
                                                       2006      1.098          1.182           120,817
                                                       2005      1.085          1.098           121,540
                                                       2004      1.000          1.085            84,045

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068                --
                                                       2005      1.040          1.053            72,669
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.102          1.102                --
                                                       2005      1.087          1.102                --
                                                       2004      1.000          1.087            28,239

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.570          1.783           147,542
                                                       2006      1.284          1.570           153,270
                                                       2005      1.152          1.284           148,524
                                                       2004      1.000          1.152           116,007

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.271          1.320            75,870
                                                       2006      1.204          1.271            78,118
                                                       2005      1.102          1.204            94,488
                                                       2004      1.000          1.102            80,943

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.161          1.143                --
                                                       2005      1.109          1.161                --
                                                       2004      1.000          1.109                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.144          1.262                --
                                                       2005      1.036          1.144            43,759

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.208          1.331            27,932
                                                       2006      1.074          1.208            28,866
                                                       2005      1.082          1.074            27,896
                                                       2004      1.000          1.082            16,225

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.110          1.138                --
                                                       2005      1.142          1.110           112,373
                                                       2004      1.000          1.142            71,987

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.267          1.337                --
                                                       2006      1.172          1.267                --
                                                       2005      1.045          1.172                --
                                                       2004      1.000          1.045                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.198          1.231         1,502,293
                                                       2006      1.104          1.198         2,366,631
                                                       2005      1.075          1.104         3,794,569
                                                       2004      1.000          1.075            10,043

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.007          1.030            52,078
                                                       2006      0.988          1.007            53,254
                                                       2005      0.987          0.988            56,074
                                                       2004      1.000          0.987            46,416

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.949          0.965                --
                                                       2005      1.016          0.949           103,379
                                                       2004      1.000          1.016            43,542

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.141          1.180           122,459
                                                       2006      1.113          1.141           128,193
                                                       2005      1.067          1.113           128,043
                                                       2004      1.000          1.067           119,412

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.121          1.152           211,390
                                                       2006      1.055          1.121           219,874
                                                       2005      1.058          1.055           224,372
                                                       2004      1.000          1.058           118,591

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.038          1.155            37,403
                                                       2006      1.057          1.038            39,212
                                                       2005      1.047          1.057            21,233
                                                       2004      1.000          1.047            18,276

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.242          1.519            58,864
                                                       2006      1.196          1.242            66,585
                                                       2005      1.099          1.196            47,285
                                                       2004      1.000          1.099            52,753

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.961          2.460            78,990

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.086           104,998
                                                       2006      1.003          1.067           260,503

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.799          2.121           153,403
                                                       2006      1.467          1.799           154,656
                                                       2005      1.285          1.467           151,831
                                                       2004      1.064          1.285             4,889
                                                       2003      1.000          1.064             3,671

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146                --
                                                       2005      1.080          1.142           233,449
                                                       2004      1.060          1.080           244,859
                                                       2003      1.000          1.060           113,890

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.530          1.992            40,114
                                                       2006      1.316          1.530            44,310
                                                       2005      1.180          1.316            49,449
                                                       2004      1.119          1.180            56,488
                                                       2003      1.000          1.119            28,907

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.603          2.721                --
                                                       2006      2.010          2.603           164,295
                                                       2005      1.608          2.010           166,935
                                                       2004      1.317          1.608            71,630
                                                       2003      1.000          1.317             8,911

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.789          1.679           131,176
                                                       2006      1.617          1.789           131,181
                                                       2005      1.425          1.617           139,166
                                                       2004      1.236          1.425            24,840
                                                       2003      1.000          1.236             5,846

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.463          1.449           288,053
                                                       2006      1.390          1.463           288,638
                                                       2005      1.305          1.390           300,578
                                                       2004      1.169          1.305           312,046
                                                       2003      1.000          1.169           153,451

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.251          1.314             2,508
                                                       2006      1.175          1.251             2,512
                                                       2005      1.163          1.175             2,517
                                                       2004      1.123          1.163             2,522
                                                       2003      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.159         3,267,503
                                                       2006      1.005          1.131         3,272,520
                                                       2005      1.000          1.005         3,274,365

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           348,095
                                                       2006      1.614          2.164           342,755
                                                       2005      1.484          1.614           389,601
                                                       2004      1.162          1.484           285,102
                                                       2003      1.000          1.162            83,839

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.027                --
                                                       2006      0.993          1.013            26,377
                                                       2005      1.000          0.993                --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.311          1.438           257,601
                                                       2006      1.241          1.311           262,082
                                                       2005      1.170          1.241           193,813
                                                       2004      1.113          1.170             8,270
                                                       2003      1.000          1.113             1,068

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.069          2.201           167,005
                                                       2006      1.737          2.069           167,105
                                                       2005      1.505          1.737           177,734
                                                       2004      1.251          1.505            92,650
                                                       2003      1.000          1.251            31,026

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.381          1.363           264,499
                                                       2006      1.248          1.381           280,054
                                                       2005      1.207          1.248           275,222
                                                       2004      1.125          1.207           202,699
                                                       2003      1.000          1.125           124,161

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.305          1.440           197,321
                                                       2006      1.263          1.305           199,377
                                                       2005      1.196          1.263           199,713
                                                       2004      1.121          1.196           217,098
                                                       2003      1.000          1.121           157,925

  DWSI International Subaccount (Class B) (7/03).....  2007      1.862          2.079            93,706
                                                       2006      1.519          1.862            98,220
                                                       2005      1.343          1.519           118,390
                                                       2004      1.182          1.343           125,614
                                                       2003      1.000          1.182            62,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.195          1.246                --
                                                       2005      1.228          1.195           216,696
                                                       2004      1.127          1.228           182,671
                                                       2003      1.000          1.127           137,906

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.414          1.551                --
                                                       2005      1.277          1.414             4,817
                                                       2004      1.173          1.277             8,158
                                                       2003      1.000          1.173                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.202          1.227            64,709
                                                       2006      1.120          1.202            64,597
                                                       2005      1.103          1.120            64,425
                                                       2004      1.061          1.103            66,949
                                                       2003      1.000          1.061            23,719

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.572          1.584           215,404
                                                       2006      1.396          1.572           226,584
                                                       2005      1.302          1.396           236,875
                                                       2004      1.153          1.302           247,147
                                                       2003      1.000          1.153           179,991

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.146          1.173           190,870
                                                       2006      1.078          1.146           701,118
                                                       2005      1.057          1.078           473,466
                                                       2004      1.002          1.057                --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.014          1.028           479,074
                                                       2006      0.999          1.014           471,851
                                                       2005      1.003          0.999           464,500
                                                       2004      0.986          1.003           470,749
                                                       2003      1.000          0.986           270,053

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.501          1.528           106,395
                                                       2006      1.343          1.501           112,572
                                                       2005      1.258          1.343           164,334
                                                       2004      1.156          1.258           154,835
                                                       2003      1.000          1.156            34,834

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.564          1.495           594,199
                                                       2006      1.354          1.564           616,514
                                                       2005      1.288          1.354           361,746
                                                       2004      1.160          1.288           359,180
                                                       2003      1.000          1.160            96,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.635          1.991           369,035
                                                       2005      1.524          1.635           379,667
                                                       2004      1.242          1.524           270,372
                                                       2003      1.000          1.242           132,096

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.126          1.344                --
                                                       2005      1.053          1.126            10,837

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.996          2.065           186,884
                                                       2006      1.576          1.996           185,493
                                                       2005      1.316          1.576           208,681
                                                       2004      1.178          1.316            64,425
                                                       2003      1.000          1.178            24,082

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.017          1.048           122,560
                                                       2006      1.003          1.017           110,052
                                                       2005      1.004          1.003           157,020
                                                       2004      0.994          1.004           153,613
                                                       2003      1.000          0.994            38,297

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.248          1.287           638,647
                                                       2006      1.133          1.248           665,522
                                                       2005      1.094          1.133           499,206
                                                       2004      1.016          1.094            66,673

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.298          1.275           163,139
                                                       2006      1.206          1.298           188,225
                                                       2005      1.193          1.206           240,720
                                                       2004      1.090          1.193           264,203
                                                       2003      1.000          1.090           106,510

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067                --
                                                       2005      1.040          1.052           257,828
                                                       2004      1.005          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.231          1.231                --
                                                       2005      1.214          1.231                --
                                                       2004      1.130          1.214         2,659,910
                                                       2003      1.000          1.130            16,130

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.893          2.149           139,201
                                                       2006      1.549          1.893           144,880
                                                       2005      1.390          1.549           139,116
                                                       2004      1.207          1.390           157,582
                                                       2003      1.000          1.207            46,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.398          1.451            77,025
                                                       2006      1.324          1.398            85,643
                                                       2005      1.213          1.324           100,161
                                                       2004      1.117          1.213           101,785
                                                       2003      1.000          1.117            64,618

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.251                --
                                                       2005      1.215          1.272                --
                                                       2004      1.108          1.215             8,840
                                                       2003      1.000          1.108                --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.143          1.261                --
                                                       2005      1.036          1.143                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.387          1.528           421,213
                                                       2006      1.234          1.387           430,277
                                                       2005      1.243          1.234           435,306
                                                       2004      1.160          1.243           418,536
                                                       2003      1.000          1.160           136,169

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.248          1.279                --
                                                       2005      1.285          1.248           139,287
                                                       2004      1.120          1.285           115,747
                                                       2003      1.000          1.120            78,890

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.425          1.503             2,301
                                                       2006      1.319          1.425             2,309
                                                       2005      1.177          1.319            13,716
                                                       2004      1.162          1.177             2,317
                                                       2003      1.000          1.162               989

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.196          1.229           519,143
                                                       2006      1.103          1.196           440,219
                                                       2005      1.075          1.103           450,402
                                                       2004      0.999          1.075           174,161

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.990          1.012           253,054
                                                       2006      0.972          0.990           226,181
                                                       2005      0.971          0.972           245,585
                                                       2004      0.988          0.971         1,678,595
                                                       2003      1.000          0.988         1,744,540

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.096          1.114                --
                                                       2005      1.174          1.096            70,511
                                                       2004      1.191          1.174            69,853
                                                       2003      1.000          1.191            21,468

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.305          1.349            30,781
                                                       2006      1.274          1.305            60,294
                                                       2005      1.221          1.274            71,084
                                                       2004      1.130          1.221            63,009
                                                       2003      1.000          1.130            25,590

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.101          1.131            76,486
                                                       2006      1.036          1.101            80,798
                                                       2005      1.040          1.036           152,209
                                                       2004      0.983          1.040           161,808
                                                       2003      1.000          0.983            60,426

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.192          1.326           173,468
                                                       2006      1.214          1.192           200,223
                                                       2005      1.203          1.214           230,318
                                                       2004      1.213          1.203           239,168
                                                       2003      1.000          1.213           150,170

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.477          1.806           198,894
                                                       2006      1.423          1.477           232,230
                                                       2005      1.309          1.423           223,672
                                                       2004      1.210          1.309           109,241
                                                       2003      1.000          1.210            58,160

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.704          3.391           162,180

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.085           267,083
                                                       2006      1.003          1.066           268,427






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.681          1.980           20,216
                                                       2006      1.371          1.681            7,707
                                                       2005      1.202          1.371            3,703
                                                       2004      1.000          1.202               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.074          1.077               --
                                                       2005      1.017          1.074               --
                                                       2004      1.000          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.384          1.801               --
                                                       2006      1.191          1.384               --
                                                       2005      1.068          1.191               --
                                                       2004      1.000          1.068               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.883          1.967               --
                                                       2006      1.454          1.883               --
                                                       2005      1.164          1.454               --
                                                       2004      1.000          1.164               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.420          1.332               --
                                                       2006      1.284          1.420               --
                                                       2005      1.132          1.284               --
                                                       2004      1.000          1.132               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.249          1.237               --
                                                       2006      1.188          1.249            3,978
                                                       2005      1.116          1.188            3,628
                                                       2004      1.000          1.116               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.122          1.178               --
                                                       2006      1.054          1.122            4,400
                                                       2005      1.044          1.054            4,041
                                                       2004      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.158               --
                                                       2006      1.005          1.131               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.765          1.442           30,483
                                                       2006      1.318          1.765           32,493
                                                       2005      1.212          1.318           34,381
                                                       2004      1.000          1.212               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.012          1.025               --
                                                       2006      0.993          1.012               --
                                                       2005      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.182          1.295               --
                                                       2006      1.119          1.182               --
                                                       2005      1.056          1.119               --
                                                       2004      1.000          1.056               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.642          1.746            1,419
                                                       2006      1.379          1.642            4,360
                                                       2005      1.196          1.379            3,283
                                                       2004      1.000          1.196               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.236          1.219           73,260
                                                       2006      1.117          1.236           64,449
                                                       2005      1.081          1.117               --
                                                       2004      1.000          1.081               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.133          1.249               --
                                                       2006      1.097          1.133               --
                                                       2005      1.039          1.097               --
                                                       2004      1.000          1.039               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.576          1.759          105,339
                                                       2006      1.286          1.576           97,916
                                                       2005      1.138          1.286               --
                                                       2004      1.000          1.138               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.031          1.075               --
                                                       2005      1.061          1.031               --
                                                       2004      1.000          1.061               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.220          1.338               --
                                                       2005      1.103          1.220               --
                                                       2004      1.000          1.103               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.125          1.147               --
                                                       2006      1.049          1.125               --
                                                       2005      1.033          1.049               --
                                                       2004      1.000          1.033               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.340          1.350            3,550
                                                       2006      1.191          1.340            6,662
                                                       2005      1.112          1.191            3,637
                                                       2004      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.145          1.171               --
                                                       2006      1.077          1.145               --
                                                       2005      1.057          1.077               --
                                                       2004      1.002          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.005          1.018               --
                                                       2006      0.990          1.005               --
                                                       2005      0.996          0.990               --
                                                       2004      1.000          0.996               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295          162,386
                                                       2006      1.140          1.274          144,126
                                                       2005      1.069          1.140          138,215
                                                       2004      1.000          1.069               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.353          1.292          180,943
                                                       2006      1.171          1.353          163,499
                                                       2005      1.115          1.171          156,388
                                                       2004      1.000          1.115               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.252          1.524           79,344
                                                       2005      1.168          1.252           77,914
                                                       2004      1.000          1.168               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.125          1.343               --
                                                       2005      1.053          1.125          117,033

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.704          1.761            2,049
                                                       2006      1.345          1.704            4,756
                                                       2005      1.124          1.345            3,313
                                                       2004      1.000          1.124               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.001          1.000               --
                                                       2004      1.000          1.001               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.246          1.285           87,976
                                                       2006      1.132          1.246           94,412
                                                       2005      1.093          1.132           93,461
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.178          1.157           29,307
                                                       2006      1.096          1.178           27,113
                                                       2005      1.085          1.096           26,433
                                                       2004      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066               --
                                                       2005      1.040          1.052               --
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.100          1.100               --
                                                       2005      1.086          1.100               --
                                                       2004      1.000          1.086               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.566          1.777               --
                                                       2006      1.282          1.566               --
                                                       2005      1.151          1.282               --
                                                       2004      1.000          1.151               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.268          1.315          143,708
                                                       2006      1.202          1.268          142,809
                                                       2005      1.102          1.202          136,116
                                                       2004      1.000          1.102               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.159          1.139               --
                                                       2005      1.108          1.159               --
                                                       2004      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.143          1.259               --
                                                       2005      1.036          1.143           55,922

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.204          1.326               --
                                                       2006      1.072          1.204               --
                                                       2005      1.081          1.072               --
                                                       2004      1.000          1.081               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.108          1.135               --
                                                       2005      1.141          1.108            3,816
                                                       2004      1.000          1.141               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.263          1.332            1,831
                                                       2006      1.170          1.263            1,549
                                                       2005      1.045          1.170               --
                                                       2004      1.000          1.045               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.195          1.226               --
                                                       2006      1.103          1.195               --
                                                       2005      1.075          1.103               --
                                                       2004      0.999          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.004          1.026               --
                                                       2006      0.986          1.004               --
                                                       2005      0.986          0.986               --
                                                       2004      1.000          0.986               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.947          0.962               --
                                                       2005      1.015          0.947               --
                                                       2004      1.000          1.015               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.138          1.176               --
                                                       2006      1.111          1.138               --
                                                       2005      1.066          1.111               --
                                                       2004      1.000          1.066               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.118          1.147           75,964
                                                       2006      1.053          1.118           42,462
                                                       2005      1.057          1.053           40,851
                                                       2004      1.000          1.057               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.035          1.151               --
                                                       2006      1.055          1.035               --
                                                       2005      1.046          1.055               --
                                                       2004      1.000          1.046               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.238          1.513            6,885
                                                       2006      1.194          1.238           13,257
                                                       2005      1.098          1.194           12,328
                                                       2004      1.000          1.098               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.955          2.451               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.084          159,837
                                                       2006      1.003          1.066               --






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.699          2.001            4,421
                                                       2006      1.387          1.699            4,768
                                                       2005      1.216          1.387            5,036
                                                       2004      1.000          1.216               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.098          1.102               --
                                                       2005      1.040          1.098               --
                                                       2004      1.000          1.040               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.361          1.770               --
                                                       2006      1.172          1.361               --
                                                       2005      1.051          1.172               --
                                                       2004      1.000          1.051               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.079          2.172               --
                                                       2006      1.607          2.079            5,192
                                                       2005      1.286          1.607            5,466
                                                       2004      1.000          1.286               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.406          1.318               --
                                                       2006      1.272          1.406               --
                                                       2005      1.122          1.272               --
                                                       2004      1.000          1.122               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.261          1.248           11,393
                                                       2006      1.199          1.261           10,608
                                                       2005      1.127          1.199           10,196
                                                       2004      1.000          1.127               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.103          1.158               --
                                                       2006      1.037          1.103               --
                                                       2005      1.028          1.037               --
                                                       2004      1.000          1.028               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.130          1.157               --
                                                       2006      1.005          1.130               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.863          1.522           35,352
                                                       2006      1.392          1.863           35,352
                                                       2005      1.281          1.392           35,352
                                                       2004      1.000          1.281               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.011          1.024               --
                                                       2006      0.993          1.011               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.162          1.272           15,138
                                                       2006      1.100          1.162           15,115
                                                       2005      1.038          1.100            3,521
                                                       2004      1.000          1.038               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.619          1.722           20,907
                                                       2006      1.361          1.619           21,359
                                                       2005      1.181          1.361           22,288
                                                       2004      1.000          1.181               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.216          1.199           17,458
                                                       2006      1.100          1.216           16,970
                                                       2005      1.065          1.100            8,940
                                                       2004      1.000          1.065               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.138          1.254            6,792
                                                       2006      1.102          1.138            6,697
                                                       2005      1.045          1.102            6,316
                                                       2004      1.000          1.045               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.596          1.780           11,805
                                                       2006      1.303          1.596           12,423
                                                       2005      1.154          1.303            6,543
                                                       2004      1.000          1.154               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.060          1.104               --
                                                       2005      1.091          1.060            4,927
                                                       2004      1.000          1.091               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.204          1.320               --
                                                       2005      1.089          1.204            5,785
                                                       2004      1.000          1.089               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.132          1.154               --
                                                       2006      1.056          1.132               --
                                                       2005      1.041          1.056               --
                                                       2004      1.000          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.316          1.326           17,013
                                                       2006      1.171          1.316           16,152
                                                       2005      1.093          1.171           16,370
                                                       2004      1.000          1.093               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.144          1.169           58,637
                                                       2006      1.077          1.144           58,670
                                                       2005      1.056          1.077           58,704
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.051          1.064           10,273
                                                       2006      1.036          1.051            9,118
                                                       2005      1.041          1.036            8,428
                                                       2004      1.000          1.041               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295            7,960
                                                       2006      1.141          1.274            7,793
                                                       2005      1.070          1.141            7,644
                                                       2004      1.000          1.070               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.359          1.298           19,903
                                                       2006      1.178          1.359           18,957
                                                       2005      1.122          1.178           14,827
                                                       2004      1.000          1.122               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.547            6,422
                                                       2005      1.187          1.272            6,880
                                                       2004      1.000          1.187               --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.124          1.341               --
                                                       2005      1.029          1.124            7,817

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.753          1.811               --
                                                       2006      1.385          1.753               --
                                                       2005      1.158          1.385               --
                                                       2004      1.000          1.158               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.045          1.076               --
                                                       2006      1.031          1.045               --
                                                       2005      1.033          1.031               --
                                                       2004      1.000          1.033               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.245          1.283           58,110
                                                       2006      1.132          1.245           58,143
                                                       2005      1.093          1.132           58,176
                                                       2004      1.016          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.195          1.173               --
                                                       2006      1.112          1.195               --
                                                       2005      1.101          1.112               --
                                                       2004      1.000          1.101               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.005          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.083          1.083               --
                                                       2005      1.069          1.083               --
                                                       2004      1.000          1.069               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.584          1.797           41,659
                                                       2006      1.297          1.584           41,662
                                                       2005      1.166          1.297           41,665
                                                       2004      1.000          1.166               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.261          1.307               --
                                                       2006      1.196          1.261               --
                                                       2005      1.096          1.196               --
                                                       2004      1.000          1.096               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.137          1.117               --
                                                       2005      1.087          1.137               --
                                                       2004      1.000          1.087               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.142          1.258               --
                                                       2005      1.028          1.142            7,646

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.191          1.311            9,747
                                                       2006      1.061          1.191            9,896
                                                       2005      1.070          1.061           10,630
                                                       2004      1.000          1.070               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.099          1.126               --
                                                       2005      1.133          1.099               --
                                                       2004      1.000          1.133               --

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.286          1.355               --
                                                       2006      1.192          1.286               --
                                                       2005      1.064          1.192               --
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.194          1.224           96,823
                                                       2006      1.102          1.194           97,257
                                                       2005      1.074          1.102           99,217
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.008          1.030               --
                                                       2006      0.991          1.008               --
                                                       2005      0.991          0.991               --
                                                       2004      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.965          0.980               --
                                                       2005      1.035          0.965            5,906
                                                       2004      1.000          1.035               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.150          1.188           13,107
                                                       2006      1.124          1.150           13,167
                                                       2005      1.079          1.124           12,746
                                                       2004      1.000          1.079               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.162          1.192           15,629
                                                       2006      1.094          1.162           14,862
                                                       2005      1.100          1.094           14,552
                                                       2004      1.000          1.100               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.025          1.139           16,182
                                                       2006      1.045          1.025           16,347
                                                       2005      1.037          1.045           17,140
                                                       2004      1.000          1.037               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.245          1.521           17,518
                                                       2006      1.201          1.245           18,592
                                                       2005      1.106          1.201           18,455
                                                       2004      1.000          1.106               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.158          2.705            3,981

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.083               --
                                                       2006      1.003          1.066               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.676          1.973            44,849
                                                       2006      1.369          1.676            45,279
                                                       2005      1.201          1.369            26,755
                                                       2004      1.000          1.201            14,967

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.072          1.075                --
                                                       2005      1.016          1.072            69,877
                                                       2004      1.000          1.016            40,228

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.380          1.794                --
                                                       2006      1.189          1.380                --
                                                       2005      1.067          1.189                --
                                                       2004      1.000          1.067               724

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.877          1.961                --
                                                       2006      1.452          1.877            51,748
                                                       2005      1.163          1.452            50,427
                                                       2004      1.000          1.163            30,197

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.416          1.327             4,096
                                                       2006      1.282          1.416            14,259
                                                       2005      1.131          1.282            14,514
                                                       2004      1.000          1.131            14,502

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.246          1.232           151,647
                                                       2006      1.186          1.246           167,152
                                                       2005      1.115          1.186           188,600
                                                       2004      1.000          1.115            97,866

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.119          1.173                --
                                                       2006      1.052          1.119                --
                                                       2005      1.043          1.052                --
                                                       2004      1.000          1.043                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.155            55,190
                                                       2006      1.004          1.129            56,647
                                                       2005      1.000          1.004            57,202

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.760          1.437           183,426
                                                       2006      1.315          1.760           178,504
                                                       2005      1.211          1.315           191,045
                                                       2004      1.000          1.211           103,814

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.023            10,584
                                                       2006      0.992          1.010            10,591
                                                       2005      1.000          0.992            10,598

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.179          1.291           199,459
                                                       2006      1.117          1.179           208,329
                                                       2005      1.055          1.117            97,711
                                                       2004      1.000          1.055            12,050

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.637          1.740            49,414
                                                       2006      1.376          1.637            61,269
                                                       2005      1.195          1.376            59,133
                                                       2004      1.000          1.195            33,035

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.232          1.214           191,051
                                                       2006      1.115          1.232           193,995
                                                       2005      1.080          1.115           216,354
                                                       2004      1.000          1.080            94,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.130          1.245            49,902
                                                       2006      1.095          1.130            64,983
                                                       2005      1.038          1.095            55,166
                                                       2004      1.000          1.038            45,737

  DWSI International Subaccount (Class B) (7/03).....  2007      1.572          1.752            34,696
                                                       2006      1.284          1.572            36,438
                                                       2005      1.137          1.284            25,244
                                                       2004      1.000          1.137            12,744

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.030          1.072                --
                                                       2005      1.060          1.030            94,569
                                                       2004      1.000          1.060            38,097

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.218          1.334                --
                                                       2005      1.102          1.218            19,371
                                                       2004      1.000          1.102             3,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.122          1.143           488,359
                                                       2006      1.047          1.122           511,046
                                                       2005      1.032          1.047           528,144
                                                       2004      1.000          1.032           397,085

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.336          1.345           305,073
                                                       2006      1.189          1.336           315,306
                                                       2005      1.111          1.189           326,220
                                                       2004      1.000          1.111           304,228

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.142          1.167           161,874
                                                       2006      1.076          1.142           166,920
                                                       2005      1.056          1.076           164,852
                                                       2004      1.002          1.056            38,474

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.002          1.015           188,711
                                                       2006      0.989          1.002           172,092
                                                       2005      0.995          0.989           169,204
                                                       2004      1.000          0.995           136,764

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.270          1.290            54,201
                                                       2006      1.138          1.270            54,559
                                                       2005      1.068          1.138            64,326
                                                       2004      1.000          1.068            51,392

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.349          1.287           582,698
                                                       2006      1.169          1.349           611,902
                                                       2005      1.114          1.169           462,139
                                                       2004      1.000          1.114           336,143

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.250          1.520           275,342
                                                       2005      1.167          1.250           284,924
                                                       2004      1.000          1.167           171,699

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.124          1.340                --
                                                       2005      1.053          1.124             6,885

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.699          1.755            93,769
                                                       2006      1.343          1.699            99,232
                                                       2005      1.123          1.343            80,306
                                                       2004      1.000          1.123            30,421

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.010          1.040            92,811
                                                       2006      0.998          1.010            88,402
                                                       2005      1.000          0.998            87,745
                                                       2004      1.000          1.000            42,080

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.243          1.281         1,001,191
                                                       2006      1.131          1.243           916,216
                                                       2005      1.093          1.131           858,187
                                                       2004      1.016          1.093           158,450

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.175          1.153           203,557
                                                       2006      1.094          1.175           216,999
                                                       2005      1.084          1.094           218,714
                                                       2004      1.000          1.084           154,394

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064                --
                                                       2005      1.039          1.050                --
                                                       2004      1.005          1.039                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.099          1.099                --
                                                       2005      1.085          1.099                --
                                                       2004      1.000          1.085            36,621

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.561          1.770           119,613
                                                       2006      1.279          1.561           125,691
                                                       2005      1.150          1.279           148,348
                                                       2004      1.000          1.150            62,648

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.264          1.310            24,516
                                                       2006      1.200          1.264            26,098
                                                       2005      1.101          1.200            26,979
                                                       2004      1.000          1.101             7,615

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.157          1.136                --
                                                       2005      1.107          1.157             1,445
                                                       2004      1.000          1.107             1,448

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.141          1.257                --
                                                       2005      1.036          1.141                --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.201          1.321            39,331
                                                       2006      1.070          1.201            40,726
                                                       2005      1.080          1.070            41,258
                                                       2004      1.000          1.080            28,977

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.106          1.133                --
                                                       2005      1.140          1.106           142,064
                                                       2004      1.000          1.140           126,887

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.260          1.327                --
                                                       2006      1.168          1.260                --
                                                       2005      1.044          1.168                --
                                                       2004      1.000          1.044                --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.192          1.222           136,310
                                                       2006      1.101          1.192           177,284
                                                       2005      1.074          1.101           178,062
                                                       2004      0.999          1.074            56,813

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.001          1.022           104,123
                                                       2006      0.985          1.001            66,349
                                                       2005      0.985          0.985            24,224
                                                       2004      1.000          0.985             3,807

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.946          0.959                --
                                                       2005      1.015          0.946           116,992
                                                       2004      1.000          1.015            85,995

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.135          1.171            71,630
                                                       2006      1.109          1.135            75,929
                                                       2005      1.065          1.109            90,794
                                                       2004      1.000          1.065            53,654

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.115          1.143           100,228
                                                       2006      1.051          1.115            99,078
                                                       2005      1.056          1.051            82,090
                                                       2004      1.000          1.056            72,057

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.032          1.146            37,225
                                                       2006      1.053          1.032            39,562
                                                       2005      1.045          1.053            50,649
                                                       2004      1.000          1.045            26,288

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.235          1.508            33,847
                                                       2006      1.191          1.235            48,388
                                                       2005      1.097          1.191            46,992
                                                       2004      1.000          1.097            23,822

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.949          2.442            35,509

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.082           116,465
                                                       2006      1.003          1.065           109,154

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136           65,680
                                                       2004      1.059          1.077           59,935
                                                       2003      1.000          1.059           30,769

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.520          1.974           11,439
                                                       2006      1.310          1.520           11,448
                                                       2005      1.176          1.310           11,457
                                                       2004      1.118          1.176           11,467
                                                       2003      1.000          1.118            2,820

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585               --
                                                       2005      1.603          2.000               --
                                                       2004      1.315          1.603               --
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.777          1.664           14,333
                                                       2006      1.609          1.777           14,929
                                                       2005      1.420          1.609           15,520
                                                       2004      1.234          1.420            9,450
                                                       2003      1.000          1.234               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.452          1.436           16,431
                                                       2006      1.383          1.452           16,229
                                                       2005      1.301          1.383           16,156
                                                       2004      1.168          1.301           20,700
                                                       2003      1.000          1.168            2,954

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.242          1.302            1,688
                                                       2006      1.169          1.242            1,689
                                                       2005      1.159          1.169            1,691
                                                       2004      1.122          1.159            1,693
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.154           15,101
                                                       2006      1.004          1.129           15,908
                                                       2005      1.000          1.004           15,823

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.148          1.753           26,306
                                                       2006      1.606          2.148           24,134
                                                       2005      1.479          1.606           27,295
                                                       2004      1.160          1.479           22,484
                                                       2003      1.000          1.160           19,416

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.022               --
                                                       2006      0.992          1.010               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.302          1.425          118,708
                                                       2006      1.234          1.302          125,110
                                                       2005      1.166          1.234          102,249
                                                       2004      1.112          1.166              685
                                                       2003      1.000          1.112            4,458

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      2.054          2.181               --
                                                       2006      1.728          2.054               --
                                                       2005      1.500          1.728               --
                                                       2004      1.249          1.500               --
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.371          1.351           23,579
                                                       2006      1.241          1.371           23,391
                                                       2005      1.204          1.241           23,813
                                                       2004      1.124          1.204           18,875
                                                       2003      1.000          1.124            3,037

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.296          1.427           18,251
                                                       2006      1.256          1.296           18,805
                                                       2005      1.192          1.256           18,461
                                                       2004      1.119          1.192           19,645
                                                       2003      1.000          1.119            3,026

  DWSI International Subaccount (Class B) (7/03).....  2007      1.849          2.060           30,327
                                                       2006      1.511          1.849           31,585
                                                       2005      1.339          1.511           32,835
                                                       2004      1.181          1.339           29,799
                                                       2003      1.000          1.181               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189           18,114
                                                       2004      1.126          1.225           17,226
                                                       2003      1.000          1.126            3,952

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.406          1.540               --
                                                       2005      1.274          1.406               --
                                                       2004      1.172          1.274               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.194          1.216           24,206
                                                       2006      1.114          1.194           24,206
                                                       2005      1.099          1.114           24,206
                                                       2004      1.060          1.099           24,206
                                                       2003      1.000          1.060           19,675

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.561          1.570           21,573
                                                       2006      1.389          1.561           21,560
                                                       2005      1.298          1.389           22,511
                                                       2004      1.152          1.298           32,956
                                                       2003      1.000          1.152            5,171

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.141          1.165           17,958
                                                       2006      1.075          1.141           18,866
                                                       2005      1.056          1.075            5,026
                                                       2004      1.002          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.007          1.019           93,158
                                                       2006      0.994          1.007           92,571
                                                       2005      1.000          0.994           87,034
                                                       2004      0.985          1.000           79,619
                                                       2003      1.000          0.985           76,330

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.490          1.514           16,952
                                                       2006      1.336          1.490           17,539
                                                       2005      1.254          1.336           17,326
                                                       2004      1.154          1.254           17,847
                                                       2003      1.000          1.154           12,988

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.553          1.481           46,351
                                                       2006      1.347          1.553           46,127
                                                       2005      1.284          1.347           20,410
                                                       2004      1.159          1.284           20,534
                                                       2003      1.000          1.159           16,681

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.627          1.977           18,684
                                                       2005      1.519          1.627           19,786
                                                       2004      1.241          1.519           17,463
                                                       2003      1.000          1.241            7,314

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.123          1.338               --
                                                       2005      1.053          1.123               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.982          2.046               --
                                                       2006      1.567          1.982               --
                                                       2005      1.312          1.567               --
                                                       2004      1.176          1.312               --
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.009          1.039           39,674
                                                       2006      0.998          1.009           39,618
                                                       2005      1.000          0.998           38,211
                                                       2004      0.992          1.000           47,637
                                                       2003      1.000          0.992           32,340

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.242          1.278               --
                                                       2006      1.130          1.242               --
                                                       2005      1.093          1.130               --
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.289          1.264           54,228
                                                       2006      1.200          1.289           54,167
                                                       2005      1.190          1.200           51,493
                                                       2004      1.088          1.190           46,176
                                                       2003      1.000          1.088           51,580

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049           15,284
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.225          1.225               --
                                                       2005      1.211          1.225               --
                                                       2004      1.128          1.211           13,006
                                                       2003      1.000          1.128           11,827

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.880          2.130           38,876
                                                       2006      1.541          1.880           40,103
                                                       2005      1.386          1.541           41,321
                                                       2004      1.206          1.386           25,149
                                                       2003      1.000          1.206            6,416

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.388          1.437           26,669
                                                       2006      1.318          1.388           28,372
                                                       2005      1.209          1.318           27,296
                                                       2004      1.116          1.209           29,093
                                                       2003      1.000          1.116           24,774

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.377          1.514           77,034
                                                       2006      1.228          1.377           78,738
                                                       2005      1.239          1.228           79,663
                                                       2004      1.159          1.239           85,993
                                                       2003      1.000          1.159           52,234

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242           12,497
                                                       2004      1.119          1.281           21,916
                                                       2003      1.000          1.119            3,966

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.415          1.489               --
                                                       2006      1.312          1.415               --
                                                       2005      1.173          1.312               --
                                                       2004      1.161          1.173               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.191          1.220               --
                                                       2006      1.100          1.191               --
                                                       2005      1.074          1.100               --
                                                       2004      0.999          1.074               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.983          1.003          102,231
                                                       2006      0.967          0.983          106,233
                                                       2005      0.968          0.967          110,254
                                                       2004      0.987          0.968           66,151
                                                       2003      1.000          0.987            1,914

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.091          1.106               --
                                                       2005      1.171          1.091           19,852
                                                       2004      1.190          1.171           18,564
                                                       2003      1.000          1.190            8,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.295          1.337            6,228
                                                       2006      1.267          1.295            6,234
                                                       2005      1.217          1.267            6,241
                                                       2004      1.129          1.217            8,371
                                                       2003      1.000          1.129            1,694

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.093          1.120           48,009
                                                       2006      1.031          1.093           48,246
                                                       2005      1.037          1.031           47,361
                                                       2004      0.982          1.037           38,007
                                                       2003      1.000          0.982           40,148

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.184          1.314           16,884
                                                       2006      1.208          1.184           18,908
                                                       2005      1.199          1.208           17,967
                                                       2004      1.212          1.199           17,722
                                                       2003      1.000          1.212            3,721

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.466          1.789           20,791
                                                       2006      1.416          1.466           23,199
                                                       2005      1.305          1.416           22,123
                                                       2004      1.209          1.305           23,421
                                                       2003      1.000          1.209           13,836

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.683          3.360               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.081           78,098
                                                       2006      1.003          1.065           75,737






            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.356          1.594            1,562
                                                       2006      1.109          1.356              866
                                                       2005      1.000          1.109              869

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.071          1.074               --
                                                       2005      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.319          1.713               --
                                                       2006      1.138          1.319               --
                                                       2005      1.000          1.138               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.570          1.640               --
                                                       2006      1.215          1.570            1,590
                                                       2005      1.000          1.215            1,594

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.236          1.157              430
                                                       2006      1.120          1.236              431
                                                       2005      1.000          1.120              432

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.122          1.109               --
                                                       2006      1.069          1.122               --
                                                       2005      1.000          1.069               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.086          1.138               --
                                                       2006      1.022          1.086               --
                                                       2005      1.000          1.022               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.128          1.153               --
                                                       2006      1.004          1.128               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.513          1.234               --
                                                       2006      1.132          1.513               --
                                                       2005      1.000          1.132               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.123          1.228               --
                                                       2006      1.065          1.123               --
                                                       2005      1.000          1.065               --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.344          1.427            1,288
                                                       2006      1.131          1.344            1,292
                                                       2005      1.000          1.131            1,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.142          1.124              930
                                                       2006      1.034          1.142              933
                                                       2005      1.000          1.034               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.110          1.222            4,847
                                                       2006      1.077          1.110            4,850
                                                       2005      1.000          1.077               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.382          1.540               --
                                                       2006      1.130          1.382               --
                                                       2005      1.000          1.130               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      0.986          1.026               --
                                                       2005      1.000          0.986               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.112          1.217               --
                                                       2005      1.000          1.112               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.084          1.103               --
                                                       2006      1.012          1.084               --
                                                       2005      1.000          1.012               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.204          1.210           12,453
                                                       2006      1.072          1.204           12,463
                                                       2005      1.000          1.072              448

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.077          1.099           44,629
                                                       2006      1.015          1.077           44,665
                                                       2005      1.000          1.015           44,695

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      0.996          1.008               --
                                                       2006      0.984          0.996               --
                                                       2005      1.000          0.984               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.174          1.192              908
                                                       2006      1.054          1.174              911
                                                       2005      1.000          1.054              913

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.194          1.138           12,471
                                                       2006      1.036          1.194           12,479
                                                       2005      1.000          1.036               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.075          1.305              896
                                                       2005      1.000          1.075              898

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.060          1.262               --
                                                       2005      1.000          1.060               --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.493          1.540           11,179
                                                       2006      1.181          1.493           11,188
                                                       2005      1.000          1.181              409

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.004          1.033               --
                                                       2006      0.993          1.004               --
                                                       2005      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.138          1.171           23,985
                                                       2006      1.036          1.138           24,020
                                                       2005      1.000          1.036           24,053

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.070          1.048               --
                                                       2006      0.997          1.070               --
                                                       2005      1.000          0.997               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.005          1.017               --
                                                       2005      1.000          1.005               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.018          1.018               --
                                                       2005      1.000          1.018               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.364          1.545               --
                                                       2006      1.119          1.364               --
                                                       2005      1.000          1.119               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.152          1.193               --
                                                       2006      1.095          1.152               --
                                                       2005      1.000          1.095               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.067          1.047               --
                                                       2005      1.000          1.067               --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.094          1.203               --
                                                       2005      1.000          1.094              880

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.104          1.213               --
                                                       2006      0.985          1.104               --
                                                       2005      1.000          0.985               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.995          1.018               --
                                                       2005      1.000          0.995               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.195          1.257               --
                                                       2006      1.109          1.195               --
                                                       2005      1.000          1.109               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.108          1.135               --
                                                       2006      1.025          1.108               --
                                                       2005      1.000          1.025               --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.016          1.036               --
                                                       2006      1.000          1.016               --
                                                       2005      1.000          1.000               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.979          0.993               --
                                                       2005      1.000          0.979               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.060          1.093               --
                                                       2006      1.037          1.060               --
                                                       2005      1.000          1.037               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.045          1.070               --
                                                       2006      0.985          1.045               --
                                                       2005      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.028          1.141            7,112
                                                       2006      1.050          1.028            7,117
                                                       2005      1.000          1.050               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.127          1.374               --
                                                       2006      1.088          1.127              883
                                                       2005      1.000          1.088              885

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.629          2.040            1,584

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.080               --
                                                       2006      1.003          1.064               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.691          1.987             --
                                                       2006      1.383          1.691             --
                                                       2005      1.215          1.383             --
                                                       2004      1.000          1.215             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.095          1.098             --
                                                       2005      1.039          1.095             --
                                                       2004      1.000          1.039             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.354          1.757             --
                                                       2006      1.168          1.354             --
                                                       2005      1.050          1.168             --
                                                       2004      1.000          1.050             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.068          2.160             --
                                                       2006      1.602          2.068             --
                                                       2005      1.285          1.602             --
                                                       2004      1.000          1.285             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.399          1.309             --
                                                       2006      1.268          1.399             --
                                                       2005      1.121          1.268             --
                                                       2004      1.000          1.121             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.254          1.239             --
                                                       2006      1.195          1.254             --
                                                       2005      1.126          1.195             --
                                                       2004      1.000          1.126             --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.098          1.150             --
                                                       2006      1.034          1.098             --
                                                       2005      1.027          1.034             --
                                                       2004      1.000          1.027             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.127          1.151             --
                                                       2006      1.004          1.127             --
                                                       2005      1.000          1.004             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.854          1.511             --
                                                       2006      1.388          1.854             --
                                                       2005      1.279          1.388             --
                                                       2004      1.000          1.279             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.008          1.019             --
                                                       2006      0.992          1.008             --
                                                       2005      1.000          0.992             --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.156          1.263             --
                                                       2006      1.097          1.156             --
                                                       2005      1.037          1.097             --
                                                       2004      1.000          1.037             --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.611          1.710             --
                                                       2006      1.357          1.611             --
                                                       2005      1.179          1.357             --
                                                       2004      1.000          1.179             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.210          1.191             --
                                                       2006      1.096          1.210             --
                                                       2005      1.064          1.096             --
                                                       2004      1.000          1.064             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.133          1.246             --
                                                       2006      1.099          1.133             --
                                                       2005      1.044          1.099             --
                                                       2004      1.000          1.044             --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.588          1.768             --
                                                       2006      1.299          1.588             --
                                                       2005      1.152          1.299             --
                                                       2004      1.000          1.152             --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.057          1.099             --
                                                       2005      1.089          1.057             --
                                                       2004      1.000          1.089             --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.201          1.313             --
                                                       2005      1.088          1.201             --
                                                       2004      1.000          1.088             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.126          1.146             --
                                                       2006      1.052          1.126             --
                                                       2005      1.039          1.052             --
                                                       2004      1.000          1.039             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.310          1.316             --
                                                       2006      1.167          1.310             --
                                                       2005      1.092          1.167             --
                                                       2004      1.000          1.092             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.138          1.161             --
                                                       2006      1.074          1.138             --
                                                       2005      1.056          1.074             --
                                                       2004      1.002          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      1.045          1.056             --
                                                       2006      1.032          1.045             --
                                                       2005      1.040          1.032             --
                                                       2004      1.000          1.040             --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.268          1.286             --
                                                       2006      1.138          1.268             --
                                                       2005      1.069          1.138             --
                                                       2004      1.000          1.069             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.352          1.289             --
                                                       2006      1.174          1.352             --
                                                       2005      1.121          1.174             --
                                                       2004      1.000          1.121             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.268          1.540             --
                                                       2005      1.185          1.268             --
                                                       2004      1.000          1.185             --

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.122          1.336             --
                                                       2005      1.028          1.122             --

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.744          1.799             --
                                                       2006      1.381          1.744             --
                                                       2005      1.157          1.381             --
                                                       2004      1.000          1.157             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.039          1.068             --
                                                       2006      1.028          1.039             --
                                                       2005      1.032          1.028             --
                                                       2004      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.239          1.274             --
                                                       2006      1.128          1.239             --
                                                       2005      1.092          1.128             --
                                                       2004      1.016          1.092             --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.189          1.165             --
                                                       2006      1.108          1.189             --
                                                       2005      1.100          1.108             --
                                                       2004      1.000          1.100             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060             --
                                                       2005      1.039          1.048             --
                                                       2004      1.005          1.039             --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.080          1.080             --
                                                       2005      1.068          1.080             --
                                                       2004      1.000          1.068             --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.576          1.784             --
                                                       2006      1.293          1.576             --
                                                       2005      1.164          1.293             --
                                                       2004      1.000          1.164             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.254          1.298             --
                                                       2006      1.192          1.254             --
                                                       2005      1.095          1.192             --
                                                       2004      1.000          1.095             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.133          1.111             --
                                                       2005      1.086          1.133             --
                                                       2004      1.000          1.086             --

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.140          1.253             --
                                                       2005      1.027          1.140             --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.185          1.302             --
                                                       2006      1.058          1.185             --
                                                       2005      1.069          1.058             --
                                                       2004      1.000          1.069             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.096          1.121             --
                                                       2005      1.131          1.096             --
                                                       2004      1.000          1.131             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.279          1.345             --
                                                       2006      1.188          1.279             --
                                                       2005      1.063          1.188             --
                                                       2004      1.000          1.063             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.188          1.216             --
                                                       2006      1.099          1.188             --
                                                       2005      1.074          1.099             --
                                                       2004      0.999          1.074             --

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      1.003          1.023             --
                                                       2006      0.988          1.003             --
                                                       2005      0.990          0.988             --
                                                       2004      1.000          0.990             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.962          0.975             --
                                                       2005      1.034          0.962             --
                                                       2004      1.000          1.034             --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.144          1.179             --
                                                       2006      1.121          1.144             --
                                                       2005      1.077          1.121             --
                                                       2004      1.000          1.077             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.156          1.183             --
                                                       2006      1.091          1.156             --
                                                       2005      1.099          1.091             --
                                                       2004      1.000          1.099             --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.020          1.131             --
                                                       2006      1.042          1.020             --
                                                       2005      1.036          1.042             --
                                                       2004      1.000          1.036             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.239          1.510             --
                                                       2006      1.197          1.239             --
                                                       2005      1.104          1.197             --
                                                       2004      1.000          1.104             --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.146          2.686             --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.079             --
                                                       2006      1.003          1.064             --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (7/03)...............  2007      1.667          1.958            9,205
                                                       2006      1.364          1.667            9,998
                                                       2005      1.199          1.364            8,423
                                                       2004      1.000          1.199            9,585

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.068          1.071               --
                                                       2005      1.014          1.068          173,876
                                                       2004      1.000          1.014          193,195

  Alger American Leveraged AllCap Subaccount (Class
  S) (7/03)..........................................  2007      1.373          1.780               --
                                                       2006      1.185          1.373               --
                                                       2005      1.066          1.185               --
                                                       2004      1.000          1.066               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.867          1.949               --
                                                       2006      1.447          1.867            9,041
                                                       2005      1.161          1.447           99,130
                                                       2004      1.000          1.161          115,538

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2007      1.408          1.317               --
                                                       2006      1.277          1.408           11,242
                                                       2005      1.129          1.277           32,447
                                                       2004      1.000          1.129           28,010

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2007      1.239          1.223           10,181
                                                       2006      1.181          1.239           22,564
                                                       2005      1.114          1.181           58,578
                                                       2004      1.000          1.114           62,790

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.165               --
                                                       2006      1.049          1.113               --
                                                       2005      1.042          1.049               --
                                                       2004      1.000          1.042               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.126          1.150               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004            1,564

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.750          1.426           16,561
                                                       2006      1.311          1.750           27,916
                                                       2005      1.209          1.311           65,760
                                                       2004      1.000          1.209           63,171

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.007          1.018               --
                                                       2006      0.991          1.007               --
                                                       2005      1.000          0.991               --

  DWSI Capital Growth Subaccount (Class B) (7/03)....  2007      1.173          1.281           13,290
                                                       2006      1.113          1.173           67,253
                                                       2005      1.053          1.113          214,716
                                                       2004      1.000          1.053          126,915

  DWSI Global Opportunities Subaccount (Class B)
  (7/03).............................................  2007      1.628          1.727            1,899
                                                       2006      1.371          1.628            3,420
                                                       2005      1.193          1.371            3,530
                                                       2004      1.000          1.193            3,201

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2007      1.226          1.205            5,430
                                                       2006      1.111          1.226           19,870
                                                       2005      1.079          1.111          182,543
                                                       2004      1.000          1.079           12,452

  DWSI Health Care Subaccount (Class B) (6/03).......  2007      1.124          1.235           30,308
                                                       2006      1.091          1.124           30,618
                                                       2005      1.037          1.091           34,597
                                                       2004      1.000          1.037           34,237

  DWSI International Subaccount (Class B) (7/03).....  2007      1.563          1.739           18,876
                                                       2006      1.280          1.563           29,540
                                                       2005      1.135          1.280          199,562
                                                       2004      1.000          1.135          192,174

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (7/03)..........................................  2006      1.026          1.067               --
                                                       2005      1.058          1.026            1,552
                                                       2004      1.000          1.058           20,131

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.214          1.327               --
                                                       2005      1.101          1.214           21,188
                                                       2004      1.000          1.101           21,188

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.116          1.134           28,763
                                                       2006      1.043          1.116           41,166
                                                       2005      1.031          1.043          506,574
                                                       2004      1.000          1.031          648,694

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2007      1.329          1.335          107,731
                                                       2006      1.185          1.329          123,220
                                                       2005      1.109          1.185          126,279
                                                       2004      1.000          1.109           61,768

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.137          1.159               --
                                                       2006      1.073          1.137          194,482
                                                       2005      1.055          1.073          472,263
                                                       2004      1.002          1.055               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2007      0.997          1.007           95,404
                                                       2006      0.985          0.997          112,502
                                                       2005      0.993          0.985          329,763
                                                       2004      1.000          0.993          567,333

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.263          1.281           19,262
                                                       2006      1.134          1.263           45,727
                                                       2005      1.066          1.134          237,042
                                                       2004      1.000          1.066          228,243

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2007      1.341          1.277           69,120
                                                       2006      1.165          1.341           77,898
                                                       2005      1.113          1.165           94,651
                                                       2004      1.000          1.113           93,295

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.246          1.512           48,585
                                                       2005      1.165          1.246           71,846
                                                       2004      1.000          1.165           46,584

  DWSII Foreign Value Subaccount (Class B) (1/05)....  2006      1.121          1.334               --
                                                       2005      1.052          1.121              354

  DWSII Global Thematic Subaccount (Class B) (8/03)..  2007      1.690          1.741           14,233
                                                       2006      1.338          1.690           18,090
                                                       2005      1.122          1.338          128,903
                                                       2004      1.000          1.122          141,027

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2007      1.005          1.032            2,897
                                                       2006      0.994          1.005           32,713
                                                       2005      0.998          0.994          353,704
                                                       2004      1.000          0.998          323,868

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.237          1.272               --
                                                       2006      1.128          1.237               --
                                                       2005      1.092          1.128          265,930
                                                       2004      1.016          1.092               --

  DWSII High Income Subaccount (Class B) (6/03)......  2007      1.169          1.144           21,485
                                                       2006      1.090          1.169           41,131
                                                       2005      1.082          1.090          142,030
                                                       2004      1.000          1.082          148,145

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.047          1.059               --
                                                       2005      1.039          1.047               --
                                                       2004      1.005          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.095          1.095               --
                                                       2005      1.083          1.095               --
                                                       2004      1.000          1.083           19,465

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.553          1.757           17,677
                                                       2006      1.275          1.553           31,797
                                                       2005      1.148          1.275          132,721
                                                       2004      1.000          1.148          118,454

  DWSII Janus Growth & Income Subaccount (Class B)
  (8/03).............................................  2007      1.257          1.300            2,038
                                                       2006      1.196          1.257            6,867
                                                       2005      1.099          1.196            6,818
                                                       2004      1.000          1.099            6,963

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (7/03)..........................................  2006      1.153          1.130               --
                                                       2005      1.105          1.153            8,893
                                                       2004      1.000          1.105           24,422

  DWSII Large Cap Core Subaccount (Class B) (2/05)...  2006      1.139          1.251               --
                                                       2005      1.036          1.139               --

  DWSII Large Cap Value Subaccount (Class B) (7/03)..  2007      1.194          1.311           61,633
                                                       2006      1.067          1.194           62,780
                                                       2005      1.078          1.067           62,803
                                                       2004      1.000          1.078               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.102          1.127               --
                                                       2005      1.138          1.102           35,283
                                                       2004      1.000          1.138           64,106

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (8/03)...  2007      1.253          1.317            2,931
                                                       2006      1.164          1.253            2,923
                                                       2005      1.042          1.164           45,378
                                                       2004      1.000          1.042           45,980

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2007      1.186          1.214          205,631
                                                       2006      1.098          1.186          226,931
                                                       2005      1.073          1.098          249,729
                                                       2004      0.999          1.073          273,922

  DWSII Money Market Subaccount (Class B) (7/03).....  2007      0.996          1.015           93,449
                                                       2006      0.981          0.996           94,237
                                                       2005      0.983          0.981           95,008
                                                       2004      1.000          0.983          102,225

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.942          0.954               --
                                                       2005      1.013          0.942           82,059
                                                       2004      1.000          1.013           84,018

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.128          1.162            8,513
                                                       2006      1.106          1.128           23,908
                                                       2005      1.064          1.106           68,650
                                                       2004      1.000          1.064           22,185

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2007      1.109          1.134           74,232
                                                       2006      1.047          1.109           94,306
                                                       2005      1.055          1.047          301,604
                                                       2004      1.000          1.055          241,964

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.026          1.138           29,795
                                                       2006      1.049          1.026           30,101
                                                       2005      1.043          1.049           46,059
                                                       2004      1.000          1.043           46,073

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.228          1.496            4,086
                                                       2006      1.187          1.228            8,109
                                                       2005      1.096          1.187            8,299
                                                       2004      1.000          1.096            8,551

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.937          2.423            3,551

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.078               --
                                                       2006      1.003          1.064               --

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.


Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.


Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Twelve for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Twelve for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)         FTVIPT Franklin Rising Dividends Securities
  AIM V.I. Utilities Subaccount (Series I)                    Subaccount (Class 2)
Alger American Leveraged All Cap Subaccount                 FTVIPT Franklin Small-Mid Cap Growth Securities
  (Class S)                                                   Subaccount (Class 2)
American Funds Global Growth Subaccount (Class 2)           FTVIPT Templeton Developing Markets Securities
American Funds Growth-Income Subaccount (Class 2)             Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)                  FTVIPT Templeton Foreign Securities Subaccount
Credit Suisse Trust Global Small Cap Subaccount               (Class 2)
Dreyfus Mid Cap Stock Subaccount (Service Shares)           Janus Aspen Global Life Sciences Subaccount (Service
Dreyfus Socially Responsible Growth Subaccount                Shares)
  (Service Shares)                                          Janus Aspen Global Technology Subaccount (Service
Dreyfus VIF Appreciation Subaccount (Initial Shares)          Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial          Janus Aspen Worldwide Growth Subaccount (Service
  Shares)                                                     Shares)
DWS VIT Equity 500 Index Subaccount (Class B)               LMPVET Aggressive Growth Subaccount (Class I)
DWS VIT RREEF Real Estate Securities Subaccount             LMPVET Aggressive Growth Subaccount (Class II)
  (Class B)                                                 LMPVET Appreciation Subaccount (Class I)
DWSI Global Opportunities Subaccount (Class B)              LMPVET Equity Index Subaccount (Class II)
DWSII Balanced Subaccount (Class B)                         LMPVET Fundamental Value Subaccount (Class I)
DWSI Bond Subaccount (Class B)                              LMPVET Investors Subaccount (Class I)
DWSI Capital Growth Subaccount (Class B)                    LMPVET Large Cap Growth Subaccount (Class I)
DWSI Growth & Income Subaccount (Class B)                   LMPVET Small Cap Growth Subaccount (Class I)
DWSI Health Care Subaccount (Class B)                       LMPVET Social Awareness Subaccount
DWSII International Subaccount (Class B)                    LMPVET Capital and Income Subaccount (Class II)
DWSII Strategic Income Subaccount (Class B)                 LMPVIT Adjustable Rate Income Subaccount
DWSII Blue Chip Subaccount (Class B)                        MIST Batterymarch Mid-Cap Stock Subaccount
DWSII Conservative Allocation Subaccount (Class B)            (Class A)
DWSII Core Fixed Income Subaccount (Class B)                MIST BlackRock High Yield Subaccount (Class A)
DWSII Davis Venture Value Subaccount (Class B)              MIST BlackRock Large-Cap Core Subaccount
DWSII Dreman High Return Equity Subaccount                  (Class E)
  (Class B)                                                 MIST Dreman Small-Cap Value Subaccount (Class A)
DWSII Dreman Small Mid Cap Value Subaccount                 MIST Harris Oakmark International Subaccount
  (Class B)                                                   (Class A)
DWSII Global Thematic Subaccount (Class B)                  MIST Janus Forty Subaccount (Class A)
DWSII Government & Agency Securities Subaccount             MIST Lazard Mid-Cap Subaccount (Class B)
  (Class B)                                                 MIST Legg Mason Partners Managed Assets
DWSII Growth Allocation Subaccount (Class B)                  Subaccount (Class A)
DWSII High Income Subaccount (Class B)                      MIST Lord Abbett Bond Debenture Subaccount
DWSII International Select Equity Subaccount                  (Class A)
  (Class B)                                                 MIST Lord Abbett Growth and Income Subaccount
DWSII Janus Growth & Income Subaccount (Class B)              (Class B)
DWSII Large Cap Value Subaccount (Class B)                  MIST Lord Abbett Mid-Cap Value Subaccount
DWSII Mid Cap Growth Subaccount (Class B)                     (Class B)
DWSII Moderate Allocation Subaccount (Class B)              MIST Met/AIM Capital Appreciation Subaccount
DWSII Money Market Subaccount (Class B)                       (Class A)
DWSII Small Cap Growth Subaccount (Class B)                 MIST Met/AIM Capital Appreciation Subaccount
DWSII Technology Subaccount (Class B)                         (Class E)
DWSII Turner Mid Cap Growth Subaccount (Class B)            MIST Met/AIM Small Cap Growth Subaccount
Fidelity VIP Contrafund Subaccount (Service Class 2)          (Class A)
Fidelity VIP Dynamic Capital Appreciation                   MIST MFS Emerging Markets Equity Subaccount
Subaccount (Service Class 2)                                  (Class A)
Fidelity VIP Mid Cap Subaccount (Service Class 2)

MIST MFS Research International Subaccount                 MSF Oppenheimer Global Equity Subaccount
  (Class B)                                                  (Class B)
MIST MFS Value Subaccount (Class A)                        MSF T. Rowe Price Large Cap Growth Subaccount
MIST Neuberger Berman Real Estate Subaccount                 (Class B)
  (Class A)                                                MSF Western Asset Management U.S. Government
MIST Oppenheimer Capital Appreciation Subaccount             Subaccount (Class A)
  (Class B)                                                PIMCO VIT Total Return Subaccount (Administrative
MIST PIMCO Inflation Protected Bond Subaccount               Class)
  (Class A)                                                Pioneer Bond VCT Subaccount (Class II)
MIST Pioneer Fund Subaccount (Class A)                     Pioneer Cullen Value VCT Subaccount (Class II)
MIST Pioneer Strategic Income Subaccount (Class A)         Pioneer Emerging Markets VCT Subaccount (Class II)
MIST Third Avenue Small Cap Value Subaccount               Pioneer Equity Income VCT Subaccount (Class II)
  (Class B)                                                Pioneer Fund VCT Subaccount (Class II)
MSF BlackRock Aggressive Growth Subaccount                 Pioneer Global High Yield VCT Subaccount (Class II)
  (Class D)                                                Pioneer High Yield VCT Subaccount (Class II)
MSF BlackRock Bond Income Subaccount (Class A)             Pioneer Ibbotson Aggressive Allocation VCT
MSF BlackRock Money Market Subaccount (Class A)            Subaccount (Class II)
MSF FI Large Cap Subaccount (Class A)                      Pioneer Ibbotson Growth Allocation VCT Subaccount
MSF FI Value Leaders Subaccount (Class D)                    (Class II)
MSF MetLife Aggressive Allocation Subaccount               Pioneer Ibbotson Moderate Allocation VCT
  (Class B)                                                  Subaccount (Class II)
MSF MetLife Conservative Allocation Subaccount             Pioneer Independence VCT Subaccount (Class II)
  (Class B)                                                Pioneer International Value VCT Subaccount (Class II)
MSF MetLife Conservative to Moderate Allocation            Pioneer Mid Cap Value VCT Subaccount (Class II)
  Subaccount (Class B)                                     Pioneer Oak Ridge Large Cap Growth VCT
MSF MetLife Moderate Allocation Subaccount                   Subaccount (Class II)
  (Class B)                                                Pioneer Real Estate Shares VCT Subaccount (Class II)
MSF MetLife Moderate to Aggressive Allocation              Pioneer Small Cap Value VCT Subaccount (Class II)
  Subaccount (Class B)                                     Pioneer Strategic Income VCT Subaccount (Class II)
MSF MFS Total Return Subaccount (Class B)                  Van Kampen LIT Comstock Subaccount (Class II)
MSF MFS Total Return Subaccount (Class F)                  Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     AIM V.I. MID CAP                            ALGER AMERICAN        AMERICAN FUNDS
                                      CORE EQUITY        AIM V.I. UTILITIES     LEVERAGED ALLCAP       GLOBAL GROWTH
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       (SERIES II)           (SERIES I)            (CLASS S)              (CLASS 2)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  3,758,588          $  2,431,121          $  1,906,568          $ 13,166,782
                                      ------------          ------------          ------------          ------------
      Total Assets                       3,758,588             2,431,121             1,906,568            13,166,782
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          545                   383                   288                 1,961
    Administrative fees                         46                    30                    23                   163
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                        591                   413                   311                 2,124
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  3,757,997          $  2,430,708          $  1,906,257          $ 13,164,658
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                      AMERICAN FUNDS        AMERICAN FUNDS                                 DREYFUS
                                      GROWTH-INCOME            GROWTH          CREDIT SUISSE TRUST       MIDCAP STOCK
                                        SUBACCOUNT           SUBACCOUNT         GLOBAL SMALL CAP          SUBACCOUNT
                                        (CLASS 2)            (CLASS 2)             SUBACCOUNT          (SERVICE SHARES)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $ 29,469,123          $ 33,413,638          $  1,071,518          $  5,426,989
                                      ------------          ------------          ------------          ------------
      Total Assets                      29,469,123            33,413,638             1,071,518             5,426,989
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        4,431                 4,991                   171                   825
    Administrative fees                        365                   415                    13                    67
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      4,796                 5,406                   184                   892
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $ 29,464,327          $ 33,408,232          $  1,071,334          $  5,426,097
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.


                                     DREYFUS SOCIALLY       DREYFUS VIF          DREYFUS VIF
                                    RESPONSIBLE GROWTH     APPRECIATION        DEVELOPING LEADERS
                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                     (SERVICE SHARES)     (INITIAL SHARES)     (INITIAL SHARES)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $    165,330          $  2,141,571          $  3,712,450
                                      ------------          ------------          ------------
      Total Assets                         165,330             2,141,571             3,712,450
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                           24                   315                   556
    Administrative fees                          2                    26                    46
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                         26                   341                   602
                                      ------------          ------------          ------------

NET ASSETS                            $    165,304          $  2,141,230          $  3,711,848
                                      ============          ============          ============

                                                               DWS VIT
                                         DWS VIT          RREEF REAL ESTATE          DWSI
                                     EQUITY 500 INDEX        SECURITIES       GLOBAL OPPORTUNITIES
                                        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  6,644,324          $  4,927,129          $  3,319,423
                                      ------------          ------------          ------------
      Total Assets                       6,644,324             4,927,129             3,319,423
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,082                   737                   503
    Administrative fees                         83                    60                    41
  Due to MetLife Insurance
    Company of Connecticut                      --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                      1,165                   797                   544
                                      ------------          ------------          ------------

NET ASSETS                            $  6,643,159          $  4,926,332          $  3,318,879
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                          DWSII                DWSI                  DWSI                  DWSI
                                        BALANCED               BOND             CAPITAL GROWTH        GROWTH & INCOME
                                       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                        (CLASS B)            (CLASS B)            (CLASS B)              (CLASS B)
                                      ------------          ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  3,321,431          $     82,994          $  9,203,842          $  4,672,593
                                      ------------          ------------          ------------          ------------
      Total Assets                       3,321,431                82,994             9,203,842             4,672,593
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          520                    12                 1,359                   733
    Administrative fees                         41                     1                   114                    58
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                        561                    13                 1,473                   791
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  3,320,870          $     82,981          $  9,202,369          $  4,671,802
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

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

                                         DWSI                   DWSII                DWSII
                                      HEALTH CARE           INTERNATIONAL       STRATEGIC INCOME
                                      SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)              (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  2,005,882          $  5,139,617          $  3,476,442
                                      ------------          ------------          ------------
      Total Assets                       2,005,882             5,139,617             3,476,442
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          309                   764                   538
    Administrative fees                         25                    64                    43
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        334                   828                   581
                                      ------------          ------------          ------------

NET ASSETS                            $  2,005,548          $  5,138,789          $  3,475,861
                                      ============          ============          ============


                                                                DWSII
                                        DWSII               CONSERVATIVE               DWSII
                                       BLUE CHIP             ALLOCATION         CORE FIXED INCOME
                                      SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)              (CLASS B)             (CLASS B)
                                      ------------          ------------          ------------

ASSETS:
  Investments at fair value           $  4,516,018          $  6,281,623          $  6,533,431
                                      ------------          ------------          ------------
      Total Assets                       4,516,018             6,281,623             6,533,431
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          701                   911                   986
    Administrative fees                         56                    77                    80
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        757                   988                 1,066
                                      ------------          ------------          ------------

NET ASSETS                            $  4,515,261          $  6,280,635          $  6,532,365
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                                                                  DWSII DREMAN
                                         DWSII              DWSII DREMAN          SMALL MID CAP            DWSII
                                   DAVIS VENTURE VALUE    HIGH RETURN EQUITY         VALUE             GLOBAL THEMATIC
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)             (CLASS B)
                                      ------------          ------------          ------------          ------------
ASSETS:
  Investments at fair value           $ 11,044,022          $ 13,213,184          $  9,059,644          $  4,713,595
                                      ------------          ------------          ------------          ------------
      Total Assets                      11,044,022            13,213,184             9,059,644             4,713,595
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,593                 2,010                 1,368                   695
    Administrative fees                        136                   163                   112                    58
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      1,729                 2,173                 1,480                   753
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $ 11,042,293          $ 13,211,011          $  9,058,164          $  4,712,842
                                      ============          ============          ============          ============

   The accompanying notes are an integral part of these financial statements.

                                         DWSII
                                       GOVERNMENT &
                                         AGENCY                 DWSII               DWSII
                                       SECURITIES        GROWTH ALLOCATION        HIGH INCOME
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  2,887,445          $ 14,766,123          $  4,061,995
                                      ------------          ------------          ------------
      Total Assets                       2,887,445            14,766,123             4,061,995
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                          426                 2,267                   609
    Administrative fees                         36                   182                    50
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                        462                 2,449                   659
                                      ------------          ------------          ------------

NET ASSETS                            $  2,886,983          $ 14,763,674          $  4,061,336
                                      ============          ============          ============


                                          DWSII
                                      INTERNATIONAL
                                         SELECT              DWSII JANUS             DWSII
                                         EQUITY            GROWTH & INCOME      LARGE CAP VALUE
                                       SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                        (CLASS B)             (CLASS B)            (CLASS B)
                                      ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  7,959,129          $  2,319,626          $  4,198,164
                                      ------------          ------------          ------------
      Total Assets                       7,959,129             2,319,626             4,198,164
                                      ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,204                   349                   627
    Administrative fees                         98                    28                    52
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --
                                      ------------          ------------          ------------
      Total Liabilities                      1,302                   377                   679
                                      ------------          ------------          ------------

NET ASSETS                            $  7,957,827          $  2,319,249          $  4,197,485
                                      ============          ============          ============

   The accompanying notes are an integral part of these financial statements.



                                        DWSII                DWSII                 DWSII               DWSII             DWSII
                                     MID CAP GROWTH     MODERATE ALLOCATION     MONEY MARKET      SMALL CAP GROWTH     TECHNOLOGY
                                       SUBACCOUNT          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                       (CLASS B)           (CLASS B)             (CLASS B)           (CLASS B)         (CLASS B)
                                      ------------         ------------          ------------       ------------       ------------
ASSETS:
  Investments at fair value           $    928,102         $ 15,734,681          $  7,233,966       $  3,525,928       $  1,371,409
                                      ------------         ------------          ------------       ------------       ------------
      Total Assets                         928,102           15,734,681             7,233,966          3,525,928          1,371,409
                                      ------------         ------------          ------------       ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                          139                2,402                 1,000                521                210
    Administrative fees                         11                  194                    89                 44                 17
  Due to MetLife Insurance Company
    of Connecticut                              --                   --                    --                 --                 --
                                      ------------         ------------          ------------       ------------       ------------
      Total Liabilities                        150                2,596                 1,089                565                227
                                      ------------         ------------          ------------       ------------       ------------

NET ASSETS                            $    927,952         $ 15,732,085          $  7,232,877       $  3,525,363       $  1,371,182
                                      ============         ============          ============       ============       ============

   The accompanying notes are an integral part of these financial statements.

                                        DWSII                               FIDELITY VIP                            FTVIPT FRANKLIN
                                     TURNER MID CAP     FIDELITY VIP       DYNAMIC CAPITAL      FIDELITY VIP        RISING DIVIDENDS
                                        GROWTH           CONTRAFUND         APPRECIATION           MID CAP             SECURITIES
                                      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       (CLASS B)      (SERVICE CLASS 2)   (SERVICE CLASS 2)    (SERVICE CLASS 2)        (CLASS 2)
                                      ------------       ------------        ------------          ------------        ------------
ASSETS:
  Investments at fair value           $  2,463,578       $ 13,338,169        $    518,548          $ 16,741,860        $ 13,736,878
                                      ------------       ------------        ------------          ------------        ------------
      Total Assets                       2,463,578         13,338,169             518,548            16,741,860          13,736,878
                                      ------------       ------------        ------------          ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                          385              1,979                  75                 2,448               1,992
    Administrative fees                         30                165                   6                   208                 171
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                  --                    --                  --
                                      ------------       ------------        ------------          ------------        ------------
      Total Liabilities                        415              2,144                  81                 2,656               2,163
                                      ------------       ------------        ------------          ------------        ------------

NET ASSETS                            $  2,463,163       $ 13,336,025        $    518,467          $ 16,739,204        $ 13,734,715
                                      ============       ============        ============          ============        ============

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                      SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE        JANUS ASPEN
                                    GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES       GLOBAL TECHNOLOGY
                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                        (CLASS 2)           (CLASS 2)          (CLASS 2)        (SERVICE SHARES)   (SERVICE SHARES)
                                      ------------       ------------        ------------        ------------      ------------
ASSETS:
  Investments at fair value           $  7,170,862       $  9,636,258        $ 15,484,507        $    653,877      $    977,188
                                      ------------       ------------        ------------        ------------      ------------
      Total Assets                       7,170,862          9,636,258          15,484,507             653,877           977,188
                                      ------------       ------------        ------------        ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,032              1,454               2,291                 102               148
    Administrative fees                         89                119                 191                   8                12
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                  --                  --                --
                                      ------------       ------------        ------------        ------------      ------------
      Total Liabilities                      1,121              1,573               2,482                 110               160
                                      ------------       ------------        ------------        ------------      ------------

NET ASSETS                            $  7,169,741       $  9,634,685        $ 15,482,025        $    653,767      $    977,028
                                      ============       ============        ============        ============      ============

   The accompanying notes are an integral part of these financial statements.

                                        JANUS ASPEN           LMPVET                LMPVET             LMPVET            LMPVET
                                      WORLDWIDE GROWTH   AGGRESSIVE GROWTH     AGGRESSIVE GROWTH    APPRECIATION       EQUITY INDEX
                                         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                      (SERVICE SHARES)       (CLASS I)            (CLASS II)         (CLASS I)          (CLASS II)
                                       ------------        ------------          ------------        ------------       ------------
ASSETS:
  Investments at fair value            $    444,340        $  5,148,397          $  9,219,999        $  1,517,463       $  8,483,186
                                       ------------        ------------          ------------        ------------       ------------
      Total Assets                          444,340           5,148,397             9,219,999           1,517,463          8,483,186
                                       ------------        ------------          ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            67                 747                 1,361                 226              1,256
    Administrative fees                           5                  64                   115                  19                105
  Due to MetLife Insurance Company
    of Connecticut                               --                  --                    --                  --                 --
                                       ------------        ------------          ------------        ------------       ------------
      Total Liabilities                          72                 811                 1,476                 245              1,361
                                       ------------        ------------          ------------        ------------       ------------

NET ASSETS                             $    444,268        $  5,147,586          $  9,218,523        $  1,517,218       $  8,481,825
                                       ============        ============          ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                           LMPVET             LMPVET           LMPVET              LMPVET
                                     FUNDAMENTAL VALUE      INVESTORS      LARGE CAP GROWTH    SMALL CAP GROWTH          LMPVET
                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SOCIAL AWARENESS
                                          (CLASS I)         (CLASS I)         (CLASS I)           (CLASS I)            SUBACCOUNT
                                        ------------       ------------      ------------        ------------       ------------
ASSETS:
  Investments at fair value             $  4,450,343       $  2,531,345      $  2,176,915        $  4,614,522       $  1,011,028
                                        ------------       ------------      ------------        ------------       ------------
      Total Assets                         4,450,343          2,531,345         2,176,915           4,614,522          1,011,028
                                        ------------       ------------      ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            651                373               310                 690                129
    Administrative fees                           55                 31                27                  58                 12
  Due to MetLife Insurance Company
    of Connecticut                                --                 --                --                  --                 --
                                        ------------       ------------      ------------        ------------       ------------
      Total Liabilities                          706                404               337                 748                141
                                        ------------       ------------      ------------        ------------       ------------

NET ASSETS                              $  4,449,637       $  2,530,941      $  2,176,578        $  4,613,774       $  1,010,887
                                        ============       ============      ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                               LMPVET              LMPVIT       BATTERYMARCH       MIST BLACKROCK     MIST BLACKROCK
                                          CAPITAL AND INCOME     ADJUSTABLE     MID-CAP STOCK        HIGH YIELD       LARGE-CAP CORE
                                             SUBACCOUNT          RATE INCOME     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                             (CLASS II)          SUBACCOUNT      (CLASS A)            (CLASS A)         (CLASS E)
                                           ------------         ------------    ------------          ------------      ------------
ASSETS:
  Investments at fair value                $  6,591,493         $  2,414,003    $  3,040,526          $  6,177,677      $  4,874,665
                                           ------------         ------------    ------------          ------------      ------------
      Total Assets                            6,591,493            2,414,003       3,040,526             6,177,677         4,874,665
                                           ------------         ------------    ------------          ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                               973                  371             433                   857               762
    Administrative fees                              81                   30              38                    76                60
  Due to MetLife Insurance Company
    of Connecticut                                5,318                   --              --                    --                --
                                           ------------         ------------    ------------          ------------      ------------
      Total Liabilities                           6,372                  401             471                   933               822
                                           ------------         ------------    ------------          ------------      ------------

NET ASSETS                                 $  6,585,121         $  2,413,602    $  3,040,055          $  6,176,744      $  4,873,843
                                           ============         ============    ============          ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                             MIST                                                      MIST
                                        MIST DREMAN      HARRIS OAKMARK        MIST               MIST         LEGG MASON PARTNERS
                                      SMALL-CAP VALUE    INTERNATIONAL      JANUS FORTY      LAZARD MID-CAP       MANAGED ASSETS
                                         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                         (CLASS A)         (CLASS A)         (CLASS A)         (CLASS B)            (CLASS A)
                                        ------------       ------------     ------------       ------------       ------------
ASSETS:
  Investments at fair value             $    547,888       $  3,265,314     $  5,474,539       $    190,618       $  2,739,478
                                        ------------       ------------     ------------       ------------       ------------
      Total Assets                           547,888          3,265,314        5,474,539            190,618          2,739,478
                                        ------------       ------------     ------------       ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                             89                487              828                 28                413
    Administrative fees                            7                 41               68                  2                 33
  Due to MetLife Insurance Company
    of Connecticut                                --                 --               --                 --                 --
                                        ------------       ------------     ------------       ------------       ------------
      Total Liabilities                           96                528              896                 30                446
                                        ------------       ------------     ------------       ------------       ------------

NET ASSETS                              $    547,792       $  3,264,786     $  5,473,643       $    190,588       $  2,739,032
                                        ============       ============     ============       ============       ============


   The accompanying notes are an integral part of these financial statements.

                                   MIST LORD ABBETT  MIST LORD ABBETT   MIST LORD ABBETT       MIST MET/AIM         MIST MET/AIM
                                    BOND DEBENTURE   GROWTH AND INCOME   MID-CAP VALUE    CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                      (CLASS A)         (CLASS B)          (CLASS B)             (CLASS A)           (CLASS E)
                                     ------------       ------------       ------------        ------------         ------------
ASSETS:
  Investments at fair value          $  3,938,088       $ 14,082,798        $ 8,975,357        $  1,211,849         $  6,891,816
                                     ------------       ------------       ------------        ------------         ------------
      Total Assets                      3,938,088         14,082,798          8,975,357           1,211,849            6,891,816
                                     ------------       ------------       ------------        ------------         ------------
LIABILITIES:
  Other payables
    Insurance charges                         588              1,840              1,343                 177                  962
    Administrative fees                        49                174                111                  15                   85
  Due to MetLife Insurance Company
    of Connecticut                             --                 --                 --                  --                   --
                                     ------------       ------------       ------------        ------------         ------------
      Total Liabilities                       637              2,014              1,454                 192                1,047
                                     ------------       ------------       ------------        ------------         ------------

NET ASSETS                           $  3,937,451       $ 14,080,784       $  8,973,903        $  1,211,657         $  6,890,769
                                     ============       ============       ============        ============         ============


   The accompanying notes are an integral part of these financial statements.

                                                              MIST             MIST                                  MIST
                                        MIST MET/AIM      MFS EMERGING      MFS RESEARCH         MIST          NEUBERGER BERMAN
                                      SMALL CAP GROWTH   MARKETS EQUITY    INTERNATIONAL       MFS VALUE         REAL ESTATE
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                         (CLASS A)         (CLASS A)         (CLASS B)         (CLASS A)          (CLASS A)
                                       ------------       ------------      ------------      ------------       ------------
ASSETS:
  Investments at fair value            $    240,095       $  7,096,243      $  1,392,276      $  4,337,512       $  6,865,558
                                       ------------       ------------      ------------      ------------       ------------
      Total Assets                          240,095          7,096,243         1,392,276         4,337,512          6,865,558
                                       ------------       ------------      ------------      ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                            35              1,058               192               647                983
    Administrative fees                           3                 85                17                54                 83
  Due to MetLife Insurance Company
    of Connecticut                               --                 --                --                --                 --
                                       ------------       ------------      ------------      ------------       ------------
      Total Liabilities                          38              1,143               209               701              1,066
                                       ------------       ------------      ------------      ------------       ------------

NET ASSETS                             $    240,057       $  7,095,100      $  1,392,067      $  4,336,811       $  6,864,492
                                       ============       ============      ============      ============       ============



   The accompanying notes are an integral part of these financial statements.

                                               MIST                MIST                               MIST                MIST
                                           OPPENHEIMER        PIMCO INFLATION         MIST       PIONEER STRATEGIC      THIRD AVENUE
                                       CAPITAL APPRECIATION   PROTECTED BOND     PIONEER FUND        INCOME          SMALL CAP VALUE
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                            (CLASS B)           (CLASS A)         (CLASS A)        (CLASS A)            (CLASS B)
                                           ------------         ------------      ------------      ------------       ------------
ASSETS:
  Investments at fair value                $  7,912,496         $  6,137,400      $    659,316      $  6,315,956       $ 14,340,582
                                           ------------         ------------      ------------      ------------       ------------
      Total Assets                            7,912,496            6,137,400           659,316         6,315,956         14,340,582
                                           ------------         ------------      ------------      ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                             1,097                  896                99               965              2,143
    Administrative fees                              99                   75                 8                77                178
  Due to MetLife Insurance Company
    of Connecticut                                   --                   --                --                --                 --
                                           ------------         ------------      ------------      ------------       ------------
      Total Liabilities                           1,196                  971               107             1,042              2,321
                                           ------------         ------------      ------------      ------------       ------------

NET ASSETS                                 $  7,911,300         $  6,136,429      $    659,209      $  6,314,914       $ 14,338,261
                                           ============         ============      ============       ============      ============


   The accompanying notes are an integral part of these financial statements.




                                       MSF BLACKROCK        MSF BLACKROCK     MSF BLACKROCK          MSF               MSF
                                     AGGRESSIVE GROWTH       BOND INCOME       MONEY MARKET      FI LARGE CAP    FI VALUE LEADERS
                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        (CLASS D)            (CLASS A)          (CLASS A)         (CLASS A)         (CLASS D)
                                      ------------          ------------       ------------      ------------      ------------

ASSETS:
  Investments at fair value           $  4,260,890          $  5,833,645       $ 29,186,728      $  3,145,444      $  5,014,280
                                      ------------          ------------       ------------      ------------      ------------
      Total Assets                       4,260,890             5,833,645         29,186,728         3,145,444         5,014,280
                                      ------------          ------------       ------------      ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                          619                   830              4,338               448               750
    Administrative fees                         53                    71                360                39                62
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                 --                --                --
                                      ------------          ------------       ------------      ------------      ------------
      Total Liabilities                        672                   901              4,698               487               812
                                      ------------          ------------       ------------      ------------      ------------

NET ASSETS                            $  4,260,218          $  5,832,744       $ 29,182,030      $  3,144,957      $  5,013,468
                                      ============          ============       ============      ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                                               MSF METLIFE                            MSF METLIFE
                                           MSF METLIFE       MSF METLIFE     CONSERVATIVE TO       MSF METLIFE        MODERATE TO
                                           AGGRESSIVE       CONSERVATIVE         MODERATE            MODERATE         AGGRESSIVE
                                           ALLOCATION        ALLOCATION         ALLOCATION          ALLOCATION        ALLOCATION
                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                           (CLASS B)          (CLASS B)         (CLASS B)           (CLASS B)          (CLASS B)
                                          ------------      ------------       ------------        ------------       ------------

ASSETS:
  Investments at fair value               $  1,290,604      $    437,310       $    909,192        $  2,792,919       $  5,739,582
                                          ------------      ------------       ------------        ------------       ------------
      Total Assets                           1,290,604           437,310            909,192           2,792,919          5,739,582
                                          ------------      ------------       ------------        ------------       ------------
LIABILITIES:
  Other payables
    Insurance charges                              195                65                129                 446                893
    Administrative fees                             16                 5                 11                  34                 71
  Due to MetLife Insurance Company
    of Connecticut                                  --                --                 --                  --                 --
                                          ------------      ------------       ------------        ------------       ------------
      Total Liabilities                            211                70                140                 480                964
                                          ------------      ------------       ------------        ------------       ------------

NET ASSETS                                $  1,290,393      $    437,240       $    909,052        $  2,792,439       $  5,738,618
                                          ============      ============       ============        ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                             MSF                  MSF            MSF WESTERN ASSET
                                        MSF MFS           MSF MFS         OPPENHEIMER         T. ROWE PRICE        MANAGEMENT U.S.
                                      TOTAL RETURN      TOTAL RETURN      GLOBAL EQUITY      LARGE CAP GROWTH       GOVERNMENT
                                       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)         (CLASS F)         (CLASS B)           (CLASS B)             (CLASS A)
                                      ------------       ------------      ------------       ------------         ------------
ASSETS:
  Investments at fair value           $  4,666,569       $ 22,799,306      $ 25,855,474       $  1,752,614         $  2,365,112
                                      ------------       ------------      ------------       ------------         ------------
      Total Assets                       4,666,569         22,799,306        25,855,474          1,752,614            2,365,112
                                      ------------       ------------      ------------       ------------         ------------
LIABILITIES:
  Other payables
    Insurance charges                          708              3,387             3,840                247                  315
    Administrative fees                         57                282               321                 22                   29
  Due to MetLife Insurance Company
    of Connecticut                              --                 --                --                 --                   --
                                      ------------       ------------      ------------       ------------         ------------
      Total Liabilities                        765              3,669             4,161                269                  344
                                      ------------       ------------      ------------       ------------         ------------

NET ASSETS                            $  4,665,804       $ 22,795,637      $ 25,851,313       $  1,752,345         $  2,364,768
                                      ============       ============      ============       ============         ============


   The accompanying notes are an integral part of these financial statements.

                                         PIMCO VIT                                                 PIONEER
                                        TOTAL RETURN       PIONEER             PIONEER         EMERGING MARKETS        PIONEER
                                         SUBACCOUNT        BOND VCT        CULLEN VALUE VCT          VCT           EQUITY INCOME VCT
                                      (ADMINISTRATIVE     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                          CLASS)          (CLASS II)          (CLASS II)         (CLASS II)           (CLASS II)
                                        ------------       ------------       ------------       ------------        ------------
ASSETS:
  Investments at fair value             $ 12,882,254       $  7,802,514       $  7,660,605       $ 16,470,509        $ 16,331,575
                                        ------------       ------------       ------------       ------------        ------------
      Total Assets                        12,882,254          7,802,514          7,660,605         16,470,509          16,331,575
                                        ------------       ------------       ------------       ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                          1,887              1,117              1,100              2,401               2,319
    Administrative fees                          157                 96                 95                204                 203
  Due to MetLife Insurance Company
    of Connecticut                                --                 --                 --                 --                  --
                                        ------------       ------------       ------------       ------------        ------------
      Total Liabilities                        2,044              1,213              1,195              2,605               2,522
                                        ------------       ------------       ------------       ------------        ------------

NET ASSETS                              $ 12,880,210       $  7,801,301       $  7,659,410       $ 16,467,904        $ 16,329,053
                                        ============       ============       ============       ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                            PIONEER                            PIONEER IBBOTSON    PIONEER IBBOTSON
                                          PIONEER           GLOBAL             PIONEER           AGGRESSIVE           GROWTH
                                          FUND VCT       HIGH YIELD VCT     HIGH YIELD VCT      ALLOCATION VCT      ALLOCATION VCT
                                         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                         (CLASS II)        (CLASS II)         (CLASS II)         (CLASS II)          (CLASS II)
                                         ------------      ------------       ------------        ------------      ------------
ASSETS:
  Investments at fair value              $ 18,968,151      $  5,913,619       $ 20,296,543        $  5,006,445      $106,701,178
                                         ------------      ------------       ------------        ------------      ------------
      Total Assets                         18,968,151         5,913,619         20,296,543           5,006,445       106,701,178
                                         ------------      ------------       ------------        ------------      ------------
LIABILITIES:
  Other payables
    Insurance charges                           2,687               898              2,899                 809            18,318
    Administrative fees                           237                73                251                  62             1,322
  Due to MetLife Insurance Company
    of Connecticut                                 --                --                 --                  --                --
                                         ------------      ------------       ------------        ------------      ------------
      Total Liabilities                         2,924               971              3,150                 871            19,640
                                         ------------      ------------       ------------        ------------      ------------

NET ASSETS                               $ 18,965,227      $  5,912,648       $ 20,293,393        $  5,005,574      $106,681,538
                                         ============      ============       ============        ============      ============


   The accompanying notes are an integral part of these financial statements.

                                                                                                                         PIONEER
                                      PIONEER IBBOTSON                          PIONEER                                 OAK RIDGE
                                         MODERATE             PIONEER         INTERNATIONAL      PIONEER MID CAP        LARGE CAP
                                       ALLOCATION VCT     INDEPENDENCE VCT      VALUE VCT          VALUE VCT           GROWTH VCT
                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                        (CLASS II)           (CLASS II)         (CLASS II)         (CLASS II)          (CLASS II)
                                        ------------         ------------       ------------      ------------        ------------
ASSETS:
  Investments at fair value             $ 68,601,047         $  4,455,274       $  7,608,904      $ 12,711,186        $  5,411,311
                                        ------------         ------------       ------------      ------------        ------------
      Total Assets                        68,601,047            4,455,274          7,608,904        12,711,186           5,411,311
                                        ------------         ------------       ------------      ------------        ------------
LIABILITIES:
  Other payables
    Insurance charges                         10,669                  629              1,087             1,819                 797
    Administrative fees                          847                   56                 94               157                  67
  Due to MetLife Insurance Company
    of Connecticut                                --                   --                 --                --                  --
                                        ------------         ------------       ------------      ------------        ------------
      Total Liabilities                       11,516                  685              1,181             1,976                 864
                                        ------------         ------------       ------------      ------------        ------------

NET ASSETS                              $ 68,589,531         $  4,454,589       $  7,607,723      $ 12,709,210        $  5,410,447
                                        ============         ============       ============      ============        ============


   The accompanying notes are an integral part of these financial statements.

                                   PIONEER REAL ESTATE      PIONEER SMALL       PIONEER STRATEGIC     VAN KAMPEN LIT
                                       SHARES VCT           CAP VALUE VCT         INCOME VCT            COMSTOCK
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                       (CLASS II)            (CLASS II)           (CLASS II)            (CLASS II)
                                      ------------          ------------          ------------          ------------
ASSETS:
  Investments at fair value           $  8,207,115          $  7,678,933          $ 17,851,684          $  7,116,687
                                      ------------          ------------          ------------          ------------
      Total Assets                       8,207,115             7,678,933            17,851,684             7,116,687
                                      ------------          ------------          ------------          ------------
LIABILITIES:
  Other payables
    Insurance charges                        1,147                 1,077                 2,570                 1,075
    Administrative fees                        100                    95                   220                    88
  Due to MetLife Insurance Company
    of Connecticut                              --                    --                    --                    --
                                      ------------          ------------          ------------          ------------
      Total Liabilities                      1,247                 1,172                 2,790                 1,163
                                      ------------          ------------          ------------          ------------

NET ASSETS                            $  8,205,868          $  7,677,761          $ 17,848,894          $  7,115,524
                                      ============          ============          ============          ============


   The accompanying notes are an integral part of these financial statements.

                                     VAN KAMPEN LIT
                                       ENTERPRISE
                                       SUBACCOUNT
                                       (CLASS II)
                                      ------------

ASSETS:
  Investments at fair value           $     72,724
                                      ------------
      Total Assets                          72,724
                                      ------------
LIABILITIES:
  Other payables
    Insurance charges                           11
    Administrative fees                          1
  Due to MetLife Insurance Company
    of Connecticut                              --
                                      ------------
      Total Liabilities                         12
                                      ------------

NET ASSETS                            $     72,712
                                      ============

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I.  MID CAP          AIM V.I.             AIM V.I. CAPITAL       ALGER AMERICAN
                                               CORE EQUITY             UTILITIES             APPRECIATION         LEVERAGED ALLCAP
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               (SERIES II)             (SERIES I)            (SERIES II)(a)           (CLASS S)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      1,809           $     43,769           $         --           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      72,198                 43,984                 39,195                 30,682
                                               ------------           ------------           ------------           ------------
      Administrative charges                          6,120                  3,470                  3,445                  2,511
                                               ------------           ------------           ------------           ------------
        Total expenses                               78,318                 47,454                 42,640                 33,193
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (76,509)                (3,685)               (42,640)               (33,193)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    54,345                113,445                     --                     --
      Realized gains (losses) on sale of
        investments                                 106,779                 70,963              1,692,051                 50,840
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               161,124                184,408              1,692,051                 50,840
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              200,516                205,277             (1,194,907)               426,145
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    285,131           $    386,000           $    454,504           $    443,792
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS       CREDIT SUISSE TRUST
                                               GLOBAL GROWTH         GROWTH-INCOME            GROWTH                EMERGING
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               MARKETS
                                                (CLASS 2)             (CLASS 2)              (CLASS 2)            SUBACCOUNT (a)
                                               ------------          ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $    341,994          $    459,012           $    259,325           $         --
                                               ------------          ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     229,370               564,075                613,983                 32,683
      Administrative charges                         19,069                46,422                 50,833                  2,645
                                               ------------          ------------           ------------           ------------
        Total expenses                              248,439               610,497                664,816                 35,328
                                               ------------          ------------           ------------           ------------
          Net investment income (loss)               93,555              (151,485)              (405,491)               (35,328)
                                               ------------          ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   518,125             1,014,832              2,322,695                     --
      Realized gains (losses) on sale of
        investments                                 479,254               656,650                958,951              2,289,743
                                               ------------          ------------           ------------           ------------
          Net realized gains (losses)               997,379             1,671,482              3,281,646              2,289,743
                                               ------------          ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              415,697              (576,549)               389,038             (1,996,258)
                                               ------------          ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $  1,506,631          $    943,448           $  3,265,193           $    258,157
                                               ============          ============           ============           ============


                                                            CREDIT SUISSE TRUST     DREYFUS MIDCAP
                                                             GLOBAL SMALL CAP      STOCK SUBACCOUNT
                                                               SUBACCOUNT          (SERVICE SHARES)
                                                              ------------           ------------
INVESTMENT INCOME:
      Dividends                                               $         --           $     18,327
                                                              ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                     23,889                110,865
      Administrative charges                                         1,849                  9,020
                                                              ------------           ------------
        Total expenses                                              25,738                119,885
                                                              ------------           ------------
          Net investment income (loss)                             (25,738)              (101,558)
                                                              ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                       --                716,429
      Realized gains (losses) on sale of
        investments                                                 34,472                  7,987
                                                              ------------           ------------
          Net realized gains (losses)                               34,472                724,416
                                                              ------------           ------------
      Change in unrealized gains (losses)
        on investments                                             (70,891)              (623,094)
                                                              ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                             $    (62,157)          $       (236)
                                                              ============           ============


   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY         DREYFUS VIF           DREYFUS VIF             DWS VIT
                                              RESPONSIBLE GROWTH      APPRECIATION        DEVELOPING LEADERS      EQUITY 500 INDEX
                                                SUBACCOUNT              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              (SERVICE SHARES)        (INITIAL SHARES)     (INITIAL SHARES)         (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $        518           $     33,471           $     33,460           $     76,127
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                       3,226                 39,010                 78,919                132,723
      Administrative charges                            274                  3,302                  6,544                 10,120
                                               ------------           ------------           ------------           ------------
        Total expenses                                3,500                 42,312                 85,463                142,843
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               (2,982)                (8,841)               (52,003)               (66,716)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                     --                585,003                     --
      Realized gains (losses) on sale of
        investments                                   8,938                 56,634                (21,656)                43,548
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                 8,938                 56,634                563,347                 43,548
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                4,306                 60,895             (1,048,352)               198,253
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     10,262           $    108,688           $   (537,008)          $    175,085
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  DWS VIT                 DWSI                DWSII                DWSI
                                              RREEF REAL ESTATE     GLOBAL OPPORTUNITIES    BALANCED               BOND
                                              SECURITIES SUBACCOUNT    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 (CLASS B)             (CLASS B)            (CLASS B)            (CLASS B)
                                               ------------          ------------          ------------         ------------
INVESTMENT INCOME:
      Dividends                                $     56,274          $     36,622          $     94,637         $      5,608
                                               ------------          ------------          ------------         ------------
EXPENSES:
      Mortality and expense risk
        charges                                     115,650                64,625                63,040                2,176
      Administrative charges                          9,427                 5,279                 4,953                  171
                                               ------------          ------------          ------------         ------------
        Total expenses                              125,077                69,904                67,993                2,347
                                               ------------          ------------          ------------         ------------
          Net investment income (loss)              (68,803)              (33,282)               26,644                3,261
                                               ------------          ------------          ------------         ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   970,278               252,887                    --                   --
      Realized gains (losses) on sale of
        investments                                 227,813               204,152                37,027                 (597)
                                               ------------          ------------          ------------         ------------
          Net realized gains (losses)             1,198,091               457,039                37,027                 (597)
                                               ------------          ------------          ------------         ------------
      Change in unrealized gains (losses)
        on investments                           (2,244,713)             (179,567)               14,391               (1,233)
                                               ------------          ------------          ------------         ------------
      Net increase (decrease) in net assets
        resulting from operations              $ (1,115,425)         $    244,190          $     78,062         $      1,431
                                               ============          ============          ============         ============


                                                                DWSI                  DWSI
                                                           CAPITAL GROWTH        GROWTH & INCOME
                                                             SUBACCOUNT            SUBACCOUNT
                                                              (CLASS B)             (CLASS B)
                                                             ------------          ------------
INVESTMENT INCOME:
      Dividends                                              $     23,115          $     44,560
                                                             ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                                   167,508                96,170
      Administrative charges                                       14,040                 7,596
                                                             ------------          ------------
        Total expenses                                            181,548               103,766
                                                             ------------          ------------
          Net investment income (loss)                           (158,433)              (59,206)
                                                             ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                      --                69,869
      Realized gains (losses) on sale of
        investments                                               188,485               108,298
                                                             ------------          ------------
          Net realized gains (losses)                             188,485               178,167
                                                             ------------          ------------
      Change in unrealized gains (losses)
        on investments                                            863,867              (155,737)
                                                             ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                            $    893,919          $    (36,776)
                                                             ============          ============



   The accompanying notes are an integral part of these financial statements.

                                                   DWSI                   DWSII                 DWSII                   DWSII
                                                HEALTH CARE           INTERNATIONAL         STRATEGIC INCOME          BLUE CHIP
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS B)              (CLASS B)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------

INVESTMENT INCOME:
      Dividends                                $         --           $    103,041           $    200,227           $     35,633
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      38,715                 92,226                 66,683                 94,892
      Administrative charges                          3,111                  7,665                  5,309                  7,603
                                               ------------           ------------           ------------           ------------
        Total expenses                               41,826                 99,891                 71,992                102,495
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (41,826)                 3,150                128,235                (66,862)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   126,076                     --                     --                588,126
      Realized gains (losses) on sale of
        investments                                  95,821                208,298                 11,063                111,394
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               221,897                208,298                 11,063                699,520
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               40,238                362,168                (36,983)              (454,143)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    220,309           $    573,616           $    102,315           $    178,515
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                     DWSII                 DWSII                DWSII               DWSII DREMAN
                                             CONSERVATIVE ALLOCATION  CORE FIXED INCOME    DAVIS VENTURE VALUE   HIGH RETURN EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                    (CLASS B)            (CLASS B)             (CLASS B)             (CLASS B)
                                                  ------------          ------------          ------------         ------------
INVESTMENT INCOME:
      Dividends                                   $    135,038          $    265,833          $     40,232          $    149,699
                                                  ------------          ------------          ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                        119,485               124,389               208,321               263,503
      Administrative charges                             9,941                10,127                17,807                21,352
                                                  ------------          ------------          ------------          ------------
        Total expenses                                 129,426               134,516               226,128               284,855
                                                  ------------          ------------          ------------          ------------
          Net investment income (loss)                   5,612               131,317              (185,896)             (135,156)
                                                  ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      182,352                    --               155,716               118,661
      Realized gains (losses) on sale of
        investments                                    105,356                  (609)              805,053               204,353
                                                  ------------          ------------          ------------          ------------
          Net realized gains (losses)                  287,708                  (609)              960,769               323,014
                                                  ------------          ------------          ------------          ------------
      Change in unrealized gains (losses)
        on investments                                (133,629)              (15,806)             (393,874)             (755,564)
                                                  ------------          ------------          ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    159,691          $    114,902          $    380,999          $   (567,706)
                                                  ============          ============          ============          ============


                                                        DWSII DREMAN             DWSII
                                                    SMALL MID CAP VALUE      GLOBAL THEMATIC
                                                         SUBACCOUNT            SUBACCOUNT
                                                         (CLASS B)             (CLASS B)
                                                       ------------          ------------
INVESTMENT INCOME:
      Dividends                                         $     58,389          $     10,082
                                                        ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                              181,440                79,038
      Administrative charges                                  14,868                 6,434
                                                        ------------          ------------
        Total expenses                                       196,308                85,472
                                                        ------------          ------------
          Net investment income (loss)                      (137,919)              (75,390)
                                                        ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          1,401,040               576,382
      Realized gains (losses) on sale of
        investments                                          212,488               184,407
                                                        ------------          ------------
          Net realized gains (losses)                      1,613,528               760,789
                                                        ------------          ------------
      Change in unrealized gains (losses)
        on investments                                    (1,372,743)             (574,586)
                                                        ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                       $    102,866          $    110,813
                                                        ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                   DWSII
                                             GOVERNMENT & AGENCY           DWSII                DWSII           DWSII INTERNATIONAL
                                                 SECURITIES         GROWTH ALLOCATION         HIGH INCOME          SELECT EQUITY
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                 (CLASS B)              (CLASS B)             (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $    139,845           $    261,281           $    391,797           $    181,536
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      62,555                260,384                 88,945                148,396
      Administrative charges                          5,358                 20,765                  7,472                 12,141
                                               ------------           ------------           ------------           ------------
        Total expenses                               67,913                281,149                 96,417                160,537
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               71,932                (19,868)               295,380                 20,999
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                666,812                     --                729,192
      Realized gains (losses) on sale of
        investments                                 (37,931)               139,064                (75,212)               440,824
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               (37,931)               805,876                (75,212)             1,170,016
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               75,144               (335,086)              (304,572)              (150,429)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    109,145           $    450,922           $    (84,404)          $  1,040,586
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                DWSII JANUS            DWSII                DWSII               DWSII
                                              GROWTH & INCOME     LARGE CAP VALUE      MID CAP GROWTH    MODERATE ALLOCATION
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                (CLASS B)            (CLASS B)           (CLASS B)           (CLASS B)
                                               ------------        ------------        ------------        ------------
INVESTMENT INCOME:
      Dividends                                $      4,635        $     59,747        $         --        $    359,295
                                               ------------        ------------        ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                      43,436              78,297              18,281             292,442
      Administrative charges                          3,583               6,457               1,505              23,619
                                               ------------        ------------        ------------        ------------
        Total expenses                               47,019              84,754              19,786             316,061
                                               ------------        ------------        ------------        ------------
          Net investment income (loss)              (42,384)            (25,007)            (19,786)             43,234
                                               ------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --             158,739                  --             594,503
      Realized gains (losses) on sale of
        investments                                  49,939             172,096              27,297             231,272
                                               ------------        ------------        ------------        ------------
          Net realized gains (losses)                49,939             330,835              27,297             825,775
                                               ------------        ------------        ------------        ------------
      Change in unrealized gains (losses)
        on investments                               91,613             133,115              50,585            (394,258)
                                               ------------        ------------        ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations              $     99,168        $    438,943        $     58,096        $    474,751
                                               ============        ============        ============        ============


                                                      DWSII              DWSII
                                                   MONEY MARKET    SMALL CAP GROWTH
                                                    SUBACCOUNT        SUBACCOUNT
                                                    (CLASS B)          (CLASS B)
                                                  ------------       ------------
INVESTMENT INCOME:
      Dividends                                   $    279,780       $         --
                                                  ------------       ------------
EXPENSES:
      Mortality and expense risk
        charges                                        106,437             67,197
      Administrative charges                             9,660              5,661
                                                  ------------       ------------
        Total expenses                                 116,097             72,858
                                                  ------------       ------------
          Net investment income (loss)                 163,683            (72,858)
                                                  ------------       ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                 --
      Realized gains (losses) on sale of
        investments                                         --            120,893
                                                  ------------       ------------
          Net realized gains (losses)                       --            120,893
                                                  ------------       ------------
      Change in unrealized gains (losses)
        on investments                                      --             97,840
                                                  ------------       ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    163,683       $    145,875
                                                  ============       ============


   The accompanying notes are an integral part of these financial statements.

                                                                          DWSII                                     FIDELITY VIP
                                                   DWSII             TURNER MID CAP           FIDELITY VIP         DYNAMIC CAPITAL
                                                TECHNOLOGY              GROWTH                CONTRAFUND            APPRECIATION
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS B)              (CLASS B)           (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --           $         --           $     95,090           $        626
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      26,496                 44,417                229,786                  9,809
      Administrative charges                          2,138                  3,522                 19,145                    849
                                               ------------           ------------           ------------           ------------
        Total expenses                               28,634                 47,939                248,931                 10,658
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (28,634)               (47,939)              (153,841)               (10,032)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                190,140              3,251,224                 60,585
      Realized gains (losses) on sale of
        investments                                  94,721                 74,606                367,552                 38,325
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                94,721                264,746              3,618,776                 98,910
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               97,427                257,749             (1,694,198)               (62,762)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    163,514           $    474,556           $  1,770,737           $     26,116
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   FTVIPT FRANKLIN      FTVIPT FRANKLIN        FTVIPT TEMPLETON
                                               FIDELITY VIP        RISING DIVIDENDS      SMALL MID-CAP        DEVELOPING MARKETS
                                                 MID CAP             SECURITIES         GROWTH SECURITIES        SECURITIES
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                             (SERVICE CLASS 2)        (CLASS 2)            (CLASS 2)               (CLASS 2)
                                               ------------          ------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     84,178          $    363,963          $         --          $    207,226
                                               ------------          ------------          ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                     303,147               269,711               126,983               166,596
      Administrative charges                         25,652                23,186                10,923                13,561
                                               ------------          ------------          ------------          ------------
        Total expenses                              328,799               292,897               137,906               180,157
                                               ------------          ------------          ------------          ------------
          Net investment income (loss)             (244,621)               71,066              (137,906)               27,069
                                               ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,584,681               223,234               520,114               712,056
      Realized gains (losses) on sale of
        investments                                 417,562               513,453               355,424               580,961
                                               ------------          ------------          ------------          ------------
          Net realized gains (losses)             2,002,243               736,687               875,538             1,293,017
                                               ------------          ------------          ------------          ------------
      Change in unrealized gains (losses)
        on investments                              317,372            (1,444,817)             (140,010)              774,291
                                               ------------          ------------          ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations              $  2,074,994          $   (637,064)         $    597,622          $  2,094,377
                                               ============          ============          ============          ============


                                                                             JANUS ASPEN
                                                       FTVIPT TEMPLETON      GLOBAL LIFE
                                                      FOREIGN SECURITIES       SCIENCES
                                                         SUBACCOUNT           SUBACCOUNT
                                                          (CLASS 2)         (SERVICE SHARES)
                                                         ------------        ------------
INVESTMENT INCOME:
      Dividends                                          $    297,586         $         --
                                                         ------------         ------------
EXPENSES:
      Mortality and expense risk
        charges                                               270,871               12,610
      Administrative charges                                   22,596                1,006
                                                         ------------         ------------
        Total expenses                                        293,467               13,616
                                                         ------------         ------------
          Net investment income (loss)                          4,119              (13,616)
                                                         ------------         ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             678,757                   --
      Realized gains (losses) on sale of
        investments                                           747,769               65,944
                                                         ------------         ------------
          Net realized gains (losses)                       1,426,526               65,944
                                                         ------------         ------------
      Change in unrealized gains (losses)
        on investments                                        417,959               65,170
                                                         ------------         ------------
      Net increase (decrease) in net assets
        resulting from operations                        $  1,848,604         $    117,498
                                                         ============         ============


   The accompanying notes are an integral part of these financial statements.

                                               JANUS ASPEN            JANUS ASPEN              LMPVET                 LMPVET
                                             GLOBAL TECHNOLOGY      WORLDWIDE GROWTH      AGGRESSIVE GROWTH      AGGRESSIVE GROWTH
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             (SERVICE SHARES)       (SERVICE SHARES)        (CLASS I) (b)          (CLASS II) (b)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      3,106           $      2,585           $         --           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      17,721                  8,493                 67,900                118,421
      Administrative charges                          1,441                    690                  5,775                  9,989
                                               ------------           ------------           ------------           ------------
        Total expenses                               19,162                  9,183                 73,675                128,410
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (16,056)                (6,598)               (73,675)              (128,410)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                     --                 29,633                 53,028
      Realized gains (losses) on sale of
        investments                                  69,479                 14,748                 (9,674)                (9,267)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                69,479                 14,748                 19,959                 43,761
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              118,886                 23,716               (209,690)              (385,100)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    172,309           $     31,866           $   (263,406)          $   (469,749)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET              LMPVET              LMPVET             LMPVET
                                               APPRECIATION       EQUITY INDEX       FUNDAMENTAL VALUE     INVESTORS
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                              (CLASS I)(b)         (CLASS II)         (CLASS I)(b)         (CLASS I)
                                               ------------       ------------        ------------        ------------
INVESTMENT INCOME:
      Dividends                                     16,352        $    137,227        $     55,719        $     32,304
                                               -----------        ------------        ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                     19,978             158,538              54,794              46,547
      Administrative charges                         1,658              13,271               4,652               3,920
                                               -----------        ------------        ------------        ------------
        Total expenses                              21,636             171,809              59,446              50,467
                                               -----------        ------------        ------------        ------------
          Net investment income (loss)              (5,284)            (34,582)             (3,727)            (18,163)
                                               -----------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  126,989             396,799             217,161              68,662
      Realized gains (losses) on sale of
        investments                                  3,835             255,280              (1,073)             58,648
                                               -----------        ------------        ------------        ------------
          Net realized gains (losses)              130,824             652,079             216,088             127,310
                                               -----------        ------------        ------------        ------------
      Change in unrealized gains (losses)
        on investments                             (82,646)           (351,295)           (456,259)            (55,148)
                                               -----------        ------------        ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                   42,894        $    266,202        $   (243,898)       $     53,999
                                              ============        ============        ============        ============


                                                             LMPVET              LMPVET
                                                         LARGE CAP GROWTH    SMALL CAP GROWTH
                                                           SUBACCOUNT          SUBACCOUNT
                                                          (CLASS I)(b)         (CLASS I)
                                                          ------------        ------------
INVESTMENT INCOME:
      Dividends                                           $        928        $         --
                                                          ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 26,374              86,912
      Administrative charges                                     2,292               7,201
                                                          ------------        ------------
        Total expenses                                          28,666              94,113
                                                          ------------        ------------
          Net investment income (loss)                         (27,738)            (94,113)
                                                          ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                   --             320,946
      Realized gains (losses) on sale of
        investments                                              2,712             161,532
                                                          ------------        ------------
          Net realized gains (losses)                            2,712             482,478
                                                          ------------        ------------
      Change in unrealized gains (losses)
        on investments                                           7,766             (12,193)
                                                          ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                         $    (17,260)       $    376,172
                                                          ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                                       LMPVPI               LMPVPI                 LMPVPII
                                                 LMPVET                ALL CAP              ALL CAP           GROWTH AND INCOME
                                              SOCIAL AWARENESS        SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                SUBACCOUNT           (CLASS I)(a)        (CLASS II)(a)           (CLASS I)(a)
                                               ------------          ------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     13,500          $     11,746         $        195           $        966
                                               ------------          ------------         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      15,260                23,485                2,676                  9,523
      Administrative charges                          1,474                 1,982                  238                    790
                                               ------------          ------------         ------------           ------------
        Total expenses                               16,734                25,467                2,914                 10,313
                                               ------------          ------------         ------------           ------------
          Net investment income (loss)               (3,234)              (13,721)              (2,719)                (9,347)
                                               ------------          ------------         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   156,568               203,625               26,778                 69,405
      Realized gains (losses) on sale of
        investments                                  11,145               690,595               30,721                313,732
                                               ------------          ------------         ------------           ------------
          Net realized gains (losses)               167,713               894,220               57,499                383,137
                                               ------------          ------------         ------------           ------------
      Change in unrealized gains (losses)
        on investments                              (79,780)             (691,313)             (30,855)              (303,534)
                                               ------------          ------------         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     84,699          $    189,186         $     23,925           $     70,256
                                               ============          ============         ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI               LMPVPII              LMPVPII                LMPVET
                                             LARGE CAP GROWTH     AGGRESSIVE GROWTH    AGGRESSIVE GROWTH      CAPITAL AND INCOME
                                                SUBACCOUNT            SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                               (CLASS I)(a)          (CLASS I)(a)        (CLASS II)(a)          (CLASS II) (b)
                                               ------------          ------------        -------------          -------------
INVESTMENT INCOME:
      Dividends                                $         --           $         --        $         --           $     78,793
                                               ------------           ------------        ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      13,076                 32,716              55,993                 82,500
      Administrative charges                          1,133                  2,776               4,712                  6,869
                                               ------------           ------------        ------------           ------------
        Total expenses                               14,209                 35,492              60,705                 89,369
                                               ------------           ------------        ------------           ------------
          Net investment income (loss)              (14,209)               (35,492)            (60,705)               (10,576)
                                               ------------           ------------        ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                 14,899              25,834              1,049,109
      Realized gains (losses) on sale of
        investments                                 377,134              1,339,106           2,220,491                  2,238
                                               ------------           ------------        ------------           ------------
          Net realized gains (losses)               377,134              1,354,005           2,246,325              1,051,347
                                               ------------           ------------        ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (275,330)            (1,118,839)         (1,850,317)            (1,048,239)
                                               ------------           ------------        ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     87,595           $    199,674        $    335,303           $     (7,468)
                                               ============           ============        ============           ============


                                                            LMPVIT               LMPVPI
                                                           ADJUSTABLE          TOTAL RETURN
                                                          RATE INCOME          SUBACCOUNT
                                                           SUBACCOUNT         (CLASS II)(a)
                                                          ------------        -------------
INVESTMENT INCOME:
      Dividends                                           $    116,020        $     37,161
                                                          ------------        ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 44,832              34,894
      Administrative charges                                     3,562               2,951
                                                          ------------        ------------
        Total expenses                                          48,394              37,845
                                                          ------------        ------------
          Net investment income (loss)                          67,626                (684)
                                                          ------------        ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                   --              42,057
      Realized gains (losses) on sale of
        investments                                             (1,531)            649,423
                                                          ------------        ------------
          Net realized gains (losses)                           (1,531)            691,480
                                                          ------------        ------------
      Change in unrealized gains (losses)
        on investments                                         (84,430)           (507,540)
                                                          ------------        ------------
      Net increase (decrease) in net assets
        resulting from operations                         $    (18,335)       $    183,256
                                                          ============        ============


   The accompanying notes are an integral part of these financial statements.

                                                                                              MIST
                                                LORD ABBETT          LORD ABBETT          BATTERYMARCH          MIST BLACKROCK
                                             GROWTH AND INCOME       MID-CAP VALUE        MID-CAP STOCK           HIGH YIELD
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              (CLASS VC)(a)         (CLASS VC)(a)           (CLASS A)             (CLASS A)
                                               ------------         -------------         ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --          $         --         $      9,619            $    347,783
                                               ------------          ------------         ------------            ------------
EXPENSES:
      Mortality and expense risk
        charges                                      50,676                55,748               54,147                  95,513
      Administrative charges                          4,158                 4,617                4,697                   8,372
                                               ------------          ------------         ------------            ------------
        Total expenses                               54,834                60,365               58,844                 103,885
                                               ------------          ------------         ------------            ------------
          Net investment income (loss)              (54,834)              (60,365)             (49,225)                243,898
                                               ------------          ------------         ------------            ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                    --              383,552                      --
      Realized gains (losses) on sale of
        investments                               1,312,781             1,690,902              (11,726)                 (6,812)
                                               ------------          ------------         ------------            ------------
          Net realized gains (losses)             1,312,781             1,690,902              371,826                  (6,812)
                                               ------------          ------------         ------------            ------------
      Change in unrealized gains (losses)
        on investments                             (930,638)             (699,577)            (205,177)               (312,897)
                                               ------------          ------------         ------------            ------------
      Net increase (decrease) in net assets
        resulting from operations              $    327,309          $    930,960         $    117,424            $    (75,811)
                                               ============          ============         ============            ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                                                                                       MIST
                                               MIST BLACKROCK        MIST BLACKROCK          MIST DREMAN           HARRIS OAKMARK
                                               LARGE-CAP CORE        LARGE-CAP CORE        SMALL-CAP VALUE         INTERNATIONAL
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                               (CLASS E)(b)          (CLASS A)(a)             (CLASS A)               (CLASS A)
                                               ------------         --------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $         --           $     36,226           $         --           $     32,059
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      66,164                 30,858                  7,385                 64,050
      Administrative charges                          5,252                  2,454                    575                  5,364
                                               ------------           ------------           ------------           ------------
        Total expenses                               71,416                 33,312                  7,960                 69,414
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (71,416)                 2,914                 (7,960)               (37,355)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                315,602                  1,312                275,075
      Realized gains (losses) on sale of
        investments                                   7,653                255,858                  2,243                 51,963
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                 7,653                571,460                  3,555                327,038
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               45,793               (335,937)               (22,129)              (397,741)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    (17,970)          $    238,437           $    (26,534)          $   (108,058)
                                               ============           ============           ============           ============


                                                                 MIST                    MIST
                                                             JANUS FORTY           LAZARD MID-CAP
                                                              SUBACCOUNT             SUBACCOUNT
                                                               (CLASS A)             (CLASS B)(b)
                                                              ------------           ------------
INVESTMENT INCOME:
      Dividends                                               $      7,935           $         --
                                                              ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                     84,558                  3,329
      Administrative charges                                         6,954                    267
                                                              ------------           ------------
        Total expenses                                              91,512                  3,596
                                                              ------------           ------------
          Net investment income (loss)                             (83,577)                (3,596)
                                                              ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                  763,008                     --
      Realized gains (losses) on sale of
        investments                                                 18,878                (11,759)
                                                              ------------           ------------
          Net realized gains (losses)                              781,886                (11,759)
                                                              ------------           ------------
      Change in unrealized gains (losses)
        on investments                                             463,969                (19,911)
                                                              ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                             $  1,162,278           $    (35,266)
                                                              ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                   MIST
                                            LEGG MASON PARTNERS      MIST LORD ABBETT      MIST LORD ABBETT       MIST LORD ABBETT
                                              MANAGED ASSETS          BOND DEBENTURE      GROWTH AND INCOME        MID-CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                (CLASS A)              (CLASS A)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $     69,851           $    226,553           $     55,552           $      1,505
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      50,725                 73,336                193,433                119,625
      Administrative charges                          4,164                  6,066                 18,352                  9,910
                                               ------------           ------------           ------------           ------------
        Total expenses                               54,889                 79,402                211,785                129,535
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               14,962                147,151               (156,233)              (128,030)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   245,545                  5,225                285,448                 31,721
      Realized gains (losses) on sale of
        investments                                  (3,945)                39,593                 74,091                (21,138)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               241,600                 44,818                359,539                 10,583
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (143,663)                 2,024               (240,821)              (890,894)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    112,899           $    193,993           $    (37,515)          $ (1,008,341)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                                                                                         MIST
                                                 MIST MET/AIM            MIST MET/AIM          MIST MET/AIM          MFS EMERGING
                                              CAPITAL APPRECIATION    CAPITAL APPRECIATION    SMALL CAP GROWTH      MARKETS EQUITY
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                   (CLASS A)            (CLASS E)(b)            (CLASS A)            (CLASS A)(b)
                                                 ------------           ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                  $      1,118           $         --           $         --          $         --
                                                 ------------           ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                        21,808                 85,907                  3,144                79,590
      Administrative charges                            1,840                  7,595                    269                 6,437
                                                 ------------           ------------           ------------          ------------
        Total expenses                                 23,648                 93,502                  3,413                86,027
                                                 ------------           ------------           ------------          ------------
          Net investment income (loss)                (22,530)               (93,502)                (3,413)              (86,027)
                                                 ------------           ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       3,068                     --                  1,989                    --
      Realized gains (losses) on sale of
        investments                                    (9,955)                37,455                  2,699                70,837
                                                 ------------           ------------           ------------          ------------
          Net realized gains (losses)                  (6,887)                37,455                  4,688                70,837
                                                 ------------           ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                142,112                257,130                  7,466             1,421,977
                                                 ------------           ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                $    112,695           $    201,083           $      8,741          $  1,406,787
                                                 ============           ============           ============          ============


                                                        MIST
                                                     MFS RESEARCH              MIST
                                                    INTERNATIONAL            MFS VALUE
                                                     SUBACCOUNT             SUBACCOUNT
                                                    (CLASS B)(b)             (CLASS A)
                                                     ------------           ------------
INVESTMENT INCOME:
      Dividends                                      $         --           $         26
                                                     ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                            12,089                 76,618
      Administrative charges                                1,061                  6,363
                                                     ------------           ------------
        Total expenses                                     13,150                 82,981
                                                     ------------           ------------
          Net investment income (loss)                    (13,150)               (82,955)
                                                     ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                              --                 78,653
      Realized gains (losses) on sale of
        investments                                         4,216                 47,028
                                                     ------------           ------------
          Net realized gains (losses)                       4,216                125,681
                                                     ------------           ------------
      Change in unrealized gains (losses)
        on investments                                     54,759                173,518
                                                     ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                    $     45,825           $    216,244
                                                     ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                  MIST                    MIST                  MIST
                                             NEUBERGER BERMAN          OPPENHEIMER         PIMCO INFLATION              MIST
                                                REAL ESTATE        CAPITAL APPRECIATION     PROTECTED BOND          PIONEER FUND
                                                SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                (CLASS A)              (CLASS B)            (CLASS A)(b)             (CLASS A)
                                               ------------           ------------          -------------           ------------
INVESTMENT INCOME:
      Dividends                                $     96,885           $         --           $         --           $      8,003
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     153,947                116,801                 73,226                 15,132
      Administrative charges                         13,086                 10,572                  6,138                  1,229
                                               ------------           ------------           ------------           ------------
        Total expenses                              167,033                127,373                 79,364                 16,361
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (70,148)              (127,373)               (79,364)                (8,358)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   776,369                428,694                     --                     --
      Realized gains (losses) on sale of
        investments                                 117,388                 79,979                 12,079                 32,559
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               893,757                508,673                 12,079                 32,559
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                           (2,292,273)               368,628                428,062                  1,821
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $ (1,468,664)          $    749,928           $    360,777           $     26,022
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                          MIST                   MIST
                                                 MIST PIONEER        PIONEER STRATEGIC       THIRD AVENUE          MSF BLACKROCK
                                                 MID-CAP VALUE           INCOME             SMALL CAP VALUE      AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                 (CLASS A)(a)           (CLASS A)              (CLASS B)             (CLASS D)
                                                 ------------          ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                  $        433          $     42,720           $     80,628          $         --
                                                 ------------          ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                           531               118,752                245,902                72,992
      Administrative charges                               49                 9,542                 20,194                 6,207
                                                 ------------          ------------           ------------          ------------
        Total expenses                                    580               128,294                266,096                79,199
                                                 ------------          ------------           ------------          ------------
          Net investment income (loss)                   (147)              (85,574)              (185,468)              (79,199)
                                                 ------------          ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      15,428                    --                529,583                    --
      Realized gains (losses) on sale of
        investments                                       (61)               24,868                (27,785)               64,322
                                                 ------------          ------------           ------------          ------------
          Net realized gains (losses)                  15,367                24,868                501,798                64,322
                                                 ------------          ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                 (4,788)              342,925             (1,521,873)              699,466
                                                 ------------          ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                $     10,432          $    282,219           $ (1,205,543)         $    684,589
                                                 ============          ============           ============          ============


                                                       MSF BLACKROCK         MSF BLACKROCK
                                                        BOND INCOME          MONEY MARKET
                                                        SUBACCOUNT            SUBACCOUNT
                                                         (CLASS A)             (CLASS A)
                                                        ------------          ------------
INVESTMENT INCOME:
      Dividends                                         $    202,442          $  1,228,659
                                                        ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                              104,263               442,231
      Administrative charges                                   9,041                37,270
                                                        ------------          ------------
        Total expenses                                       113,304               479,501
                                                        ------------          ------------
          Net investment income (loss)                        89,138               749,158
                                                        ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                 --                    --
      Realized gains (losses) on sale of
        investments                                           37,910                    --
                                                        ------------          ------------
          Net realized gains (losses)                         37,910                    --
                                                        ------------          ------------
      Change in unrealized gains (losses)
        on investments                                       119,696                    --
                                                        ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                       $    246,744          $    749,158
                                                        ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                                                                                    MSF METLIFE
                                                   MSF                     MSF               MSF METLIFE            CONSERVATIVE
                                               FI LARGE CAP          FI VALUE LEADERS    AGGRESSIVE ALLOCATION       ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS A)              (CLASS D)              (CLASS B)              (CLASS B)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      5,456           $     44,295           $        960           $         --
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      57,331                 95,794                 26,191                  6,236
      Administrative charges                          4,983                  7,927                  2,136                    523
                                               ------------           ------------           ------------           ------------
        Total expenses                               62,314                103,721                 28,327                  6,759
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (56,858)               (59,426)               (27,367)                (6,759)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   226,301                479,554                  2,761                    118
      Realized gains (losses) on sale of
        investments                                   8,406                  8,194                 36,436                 12,015
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               234,707                487,748                 39,197                 12,133
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                             (104,142)              (312,544)                14,095                  8,834
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     73,707           $    115,778           $     25,925           $     14,208
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                   MSF METLIFE                                  MSF METLIFE
                                                CONSERVATIVE TO          MSF METLIFE            MODERATE TO             MSF MFS
                                               MODERATE ALLOCATION   MODERATE ALLOCATION    AGGRESSIVE ALLOCATION     TOTAL RETURN
                                                   SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                                   (CLASS B)              (CLASS B)              (CLASS B)             (CLASS B)
                                                  ------------           ------------           ------------          ------------
INVESTMENT INCOME:
      Dividends                                   $         --           $        239           $      1,927          $     77,422
                                                  ------------           ------------           ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                          9,211                 55,157                102,968                75,011
      Administrative charges                               815                  4,268                  8,115                 6,191
                                                  ------------           ------------           ------------          ------------
        Total expenses                                  10,026                 59,425                111,083                81,202
                                                  ------------           ------------           ------------          ------------
          Net investment income (loss)                 (10,026)               (59,186)              (109,156)               (3,780)
                                                  ------------           ------------           ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          857                  4,295                  7,707               132,870
      Realized gains (losses) on sale of
        investments                                      3,151                 28,097                118,237                48,446
                                                  ------------           ------------           ------------          ------------
          Net realized gains (losses)                    4,008                 32,392                125,944               181,316
                                                  ------------           ------------           ------------          ------------
      Change in unrealized gains (losses)
        on investments                                  19,241                 89,267                 94,049               (90,937)
                                                  ------------           ------------           ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                 $     13,223           $     62,473           $    110,837          $     86,599
                                                  ============           ============           ============          ============


                                                                                          MSF
                                                                  MSF MFS              OPPENHEIMER
                                                                TOTAL RETURN         GLOBAL EQUITY
                                                                 SUBACCOUNT           SUBACCOUNT
                                                                  (CLASS F)            (CLASS B)
                                                                 ------------          ------------
INVESTMENT INCOME:
      Dividends                                                  $    465,652          $    251,591
                                                                 ------------          ------------
EXPENSES:
      Mortality and expense risk
        charges                                                       425,085               492,843
      Administrative charges                                           35,415                41,910
                                                                 ------------          ------------
        Total expenses                                                460,500               534,753
                                                                 ------------          ------------
          Net investment income (loss)                                  5,152              (283,162)
                                                                 ------------          ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                     785,668               417,155
      Realized gains (losses) on sale of
        investments                                                   174,567               460,896
                                                                 ------------          ------------
          Net realized gains (losses)                                 960,235               878,051
                                                                 ------------          ------------
      Change in unrealized gains (losses)
        on investments                                               (456,670)              597,040
                                                                 ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations                                $    508,717          $  1,191,929
                                                                 ============          ============


   The accompanying notes are an integral part of these financial statements.

                                                    MSF             MSF WESTERN ASSET      MSF WESTERN ASSET         PIMCO VIT
                                               T. ROWE PRICE         MANAGEMENT HIGH          MANAGEMENT             REAL RETURN
                                              LARGE CAP GROWTH         YIELD BOND          U.S. GOVERNMENT           SUBACCOUNT
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          (ADMINISTRATIVE
                                                (CLASS B)             (CLASS A)(a)            (CLASS A)               CLASS)(a)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      3,571           $    324,181           $     56,772           $     91,388
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      31,230                 18,129                 35,861                 34,635
      Administrative charges                          2,729                  1,512                  3,320                  2,905
                                               ------------           ------------           ------------           ------------
        Total expenses                               33,959                 19,641                 39,181                 37,540
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (30,388)               304,540                 17,591                 53,848
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    16,473                 27,796                     --                     --
      Realized gains (losses) on sale of
        investments                                  47,439                 (6,835)                13,880               (339,299)
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                63,912                 20,961                 13,880               (339,299)
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               95,336               (210,321)                27,220                398,336
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    128,860           $    115,180           $     58,691           $    112,885
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                     PIMCO VIT                PIONEER              PIONEER            PIONEER
                                                   TOTAL RETURN          AMERICA INCOME VCT        BOND VCT       CULLEN VALUE VCT
                                                    SUBACCOUNT               SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                               (ADMINISTRATIVE CLASS)       (CLASS II)(c)       (CLASS II)(d)       (CLASS II)
                                               ----------------------    ------------------     -------------     ----------------
INVESTMENT INCOME:
      Dividends                                    $    613,173             $    347,892         $     55,955       $     51,316
                                                   ------------             ------------         ------------       ------------
EXPENSES:
      Mortality and expense risk
        charges                                         228,840                  128,729               21,281            111,825
      Administrative charges                             19,160                   11,347                1,832              9,508
                                                   ------------             ------------         ------------       ------------
        Total expenses                                  248,000                  140,076               23,113            121,333
                                                   ------------             ------------         ------------       ------------
          Net investment income (loss)                  365,173                  207,816               32,842            (70,017)
                                                   ------------             ------------         ------------       ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                            --                       --                   --                 --
      Realized gains (losses) on sale of
        investments                                     (44,462)                (148,468)               7,938            108,001
                                                   ------------             ------------         ------------       ------------
          Net realized gains (losses)                   (44,462)                (148,468)               7,938            108,001
                                                   ------------             ------------         ------------       ------------
      Change in unrealized gains (losses)
        on investments                                  509,914                  254,697               53,345            203,091
                                                   ------------             ------------         ------------       ------------
      Net increase (decrease) in net assets
        resulting from operations                  $    830,625             $    314,045         $     94,125       $    241,075
                                                   ============             ============         ============       ============


                                                             PIONEER               PIONEER
                                                        EMERGING MARKETS VCT   EQUITY INCOME VCT
                                                            SUBACCOUNT            SUBACCOUNT
                                                            (CLASS II)            (CLASS II)
                                                           ------------          ------------
INVESTMENT INCOME:
      Dividends                                            $     47,072           $    398,370
                                                           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 243,866                297,156
      Administrative charges                                     20,824                 26,055
                                                           ------------           ------------
        Total expenses                                          264,690                323,211
                                                           ------------           ------------
          Net investment income (loss)                         (217,618)                75,159
                                                           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             1,401,915                545,650
      Realized gains (losses) on sale of
        investments                                           1,385,093                477,892
                                                           ------------           ------------
          Net realized gains (losses)                         2,787,008              1,023,542
                                                           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                        2,123,594             (1,343,846)
                                                           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                          $  4,692,984           $   (245,145)
                                                           ============           ============


   The accompanying notes are an integral part of these financial statements.

                                              PIONEER EQUITY            PIONEER             PIONEER GLOBAL            PIONEER
                                              OPPORTUNITY VCT          FUND VCT             HIGH YIELD VCT         HIGH YIELD VCT
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                              (CLASS II)(c)           (CLASS II)              (CLASS II)             (CLASS II)
                                               ------------           ------------           ------------           ------------
INVESTMENT INCOME:
      Dividends                                $      1,487           $    158,318           $    469,462           $  1,138,311
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                       9,825                267,134                108,671                387,977
      Administrative charges                            876                 23,308                  8,757                 33,675
                                               ------------           ------------           ------------           ------------
        Total expenses                               10,701                290,442                117,428                421,652
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)               (9,214)              (132,124)               352,034                716,659
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    98,857                     --                 85,492                 22,184
      Realized gains (losses) on sale of
        investments                                 (15,722)               944,611                 (6,670)                68,518
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                83,135                944,611                 78,822                 90,702
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              (22,517)              (349,840)              (464,356)                (1,204)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $     51,404           $    462,647           $    (33,500)          $    806,157
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER IBBOTSON      PIONEER IBBOTSON     PIONEER IBBOTSON
                                                   AGGRESSIVE             GROWTH              MODERATE              PIONEER
                                                 ALLOCATION VCT       ALLOCATION VCT       ALLOCATION VCT       INDEPENDENCE VCT
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                   (CLASS II)           (CLASS II)           (CLASS II)            (CLASS II)
                                                  ------------         ------------         ------------          ------------
INVESTMENT INCOME:
      Dividends                                   $     59,045         $    912,732         $    578,018           $         --
                                                  ------------         ------------         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                         97,144            1,858,883            1,086,655                 74,096
      Administrative charges                             7,398              134,246               86,725                  6,529
                                                  ------------         ------------         ------------           ------------
        Total expenses                                 104,542            1,993,129            1,173,380                 80,625
                                                  ------------         ------------         ------------           ------------
          Net investment income (loss)                 (45,497)          (1,080,397)            (595,362)               (80,625)
                                                  ------------         ------------         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      144,528            1,665,323              706,257                     --
      Realized gains (losses) on sale of
        investments                                     70,577              116,060              244,742                145,965
                                                  ------------         ------------         ------------           ------------
          Net realized gains (losses)                  215,105            1,781,383              950,999                145,965
                                                  ------------         ------------         ------------           ------------
      Change in unrealized gains (losses)
        on investments                                 (44,951)           1,275,310            1,276,705                142,953
                                                  ------------         ------------         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                 $    124,657         $  1,976,296         $  1,632,342           $    208,293
                                                  ============         ============         ============           ============


                                                          PIONEER
                                                        INTERNATIONAL         PIONEER MID CAP
                                                          VALUE VCT             VALUE VCT
                                                         SUBACCOUNT             SUBACCOUNT
                                                         (CLASS II)             (CLASS II)
                                                        ------------            ------------
INVESTMENT INCOME:
      Dividends                                          $     20,658           $     78,885
                                                         ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                               118,669                232,900
      Administrative charges                                   10,116                 20,045
                                                         ------------           ------------
        Total expenses                                        128,785                252,945
                                                         ------------           ------------
          Net investment income (loss)                       (108,127)              (174,060)
                                                         ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                              71,369              1,409,606
      Realized gains (losses) on sale of
        investments                                           538,152                (25,690)
                                                         ------------           ------------
          Net realized gains (losses)                         609,521              1,383,916
                                                         ------------           ------------
      Change in unrealized gains (losses)
        on investments                                        173,829               (738,837)
                                                         ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                        $    675,223           $    471,019
                                                         ============           ============


   The accompanying notes are an integral part of these financial statements.

                                                 PIONEER
                                                OAK RIDGE               PIONEER                PIONEER
                                                LARGE CAP             REAL ESTATE          SMALL AND MID CAP        PIONEER SMALL
                                                GROWTH VCT             SHARES VCT             GROWTH VCT            CAP VALUE VCT
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                (CLASS II)             (CLASS II)           (CLASS II)(c)           (CLASS II)
                                               ------------           ------------          -------------           ------------
INVESTMENT INCOME:
      Dividends                                $     10,461           $    274,218           $         --           $     43,633
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                      95,434                185,517                 27,357                147,180
      Administrative charges                          8,036                 16,267                  2,374                 12,958
                                               ------------           ------------           ------------           ------------
        Total expenses                              103,470                201,784                 29,731                160,138
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              (93,009)                72,434                (29,731)              (116,505)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    21,308                991,907                554,208              2,026,403
      Realized gains (losses) on sale of
        investments                                 131,603                638,002               (113,482)                55,358
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)               152,911              1,629,909                440,726              2,081,761
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                              251,380             (3,968,337)              (160,160)            (2,705,129)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    311,282           $ (2,265,994)          $    250,835           $   (739,873)
                                               ============           ============           ============           ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                            PIONEER STRATEGIC                                 PUTNAM VT              PUTNAM VT
                                               INCOME VCT          PIONEER VALUE VCT     INTERNATIONAL EQUITY     SMALL CAP VALUE
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               (CLASS II)            (CLASS II)(c)         (CLASS IB)(a)           (CLASS IB) (a)
                                               ------------           ------------         --------------          --------------
INVESTMENT INCOME:
      Dividends                                $    924,993           $    189,926           $     10,257           $     47,648
                                               ------------           ------------           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                     314,232                104,809                  2,306                 49,303
      Administrative charges                         26,919                  9,161                    188                  4,183
                                               ------------           ------------           ------------           ------------
        Total expenses                              341,151                113,970                  2,494                 53,486
                                               ------------           ------------           ------------           ------------
          Net investment income (loss)              583,842                 75,956                  7,763                 (5,838)
                                               ------------           ------------           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    96,078                488,948                 44,405                952,967
      Realized gains (losses) on sale of
        investments                                 (10,145)               600,939                106,114                845,535
                                               ------------           ------------           ------------           ------------
          Net realized gains (losses)                85,933              1,089,887                150,519              1,798,502
                                               ------------           ------------           ------------           ------------
      Change in unrealized gains (losses)
        on investments                               91,630             (1,160,730)              (123,959)            (1,230,031)
                                               ------------           ------------           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations              $    761,405           $      5,113           $     34,323           $    562,633
                                               ============           ============           ============           ============


                                                         VAN KAMPEN LIT         VAN KAMPEN LIT
                                                           COMSTOCK               ENTERPRISE
                                                          SUBACCOUNT              SUBACCOUNT
                                                          (CLASS II)             (CLASS II)
                                                          ------------            ------------
INVESTMENT INCOME:
      Dividends                                            $    123,696           $        142
                                                           ------------           ------------
EXPENSES:
      Mortality and expense risk
        charges                                                 143,408                  1,563
      Administrative charges                                     11,785                    126
                                                           ------------           ------------
        Total expenses                                          155,193                  1,689
                                                           ------------           ------------
          Net investment income (loss)                          (31,497)                (1,547)
                                                           ------------           ------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                               171,707                     --
      Realized gains (losses) on sale of
        investments                                             104,879                  8,246
                                                           ------------           ------------
          Net realized gains (losses)                           276,586                  8,246
                                                           ------------           ------------
      Change in unrealized gains (losses)
        on investments                                         (547,401)                 2,267
                                                           ------------           ------------
      Net increase (decrease) in net assets
        resulting from operations                          $   (302,312)          $      8,966
                                                           ============           ============


   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      AIM V.I. MID CAP CORE EQUITY        AIM V.I. UTILITIES      AIM V.I. CAPITAL APPRECIATION
                                         SUBACCOUNT (SERIES II)         SUBACCOUNT (SERIES I)        SUBACCOUNT (SERIES II)
                                       ---------------------------     ------------------------   ------------------------------
                                           2007           2006           2007           2006          2007(a)         2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (76,509)   $   (50,676)   $    (3,685)   $    29,287    $   (42,640)   $  (122,905)
  Net realized gains (losses)               161,124        496,141        184,408         75,870      1,692,051        110,409
  Change in unrealized gains (losses)
    on investments                          200,516       (106,898)       205,277        275,283     (1,194,907)       315,595
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            285,131        338,567        386,000        380,440        454,504        303,099
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                         131,692        254,700         33,015         66,278         45,818        866,243
  Transfers from other funding
    options                                 145,444        188,476        129,956        446,894         83,122        391,063
  Contract charges                             (973)        (1,074)          (502)          (481)            --         (2,378)
  Contract surrenders                      (361,863)      (140,680)       (48,086)       (22,084)      (106,852)      (262,317)
  Transfers to other funding
    options                                (554,711)      (484,214)      (142,507)      (154,589)    (7,538,812)      (593,685)
  Other receipts (payments)                 (23,455)      (216,031)       (17,957)        (9,075)       (69,229)       (49,525)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (663,866)      (398,823)       (46,081)       326,943     (7,585,953)       349,401
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                           (378,735)       (60,256)       339,919        707,383     (7,131,449)       652,500
NET ASSETS:
  Beginning of period                     4,136,732      4,196,988      2,090,789      1,383,406      7,131,449      6,478,949
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $ 3,757,997    $ 4,136,732    $ 2,430,708    $ 2,090,789    $        --    $ 7,131,449
                                        ===========    ===========    ===========    ===========    ===========    ===========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                             ALGER AMERICAN LEVERAGED ALLCAP          AMERICAN FUNDS GLOBAL GROWTH
                                                  SUBACCOUNT (CLASS S)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        --------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (33,193)       $    (32,170)       $     93,555        $   (117,668)
  Net realized gains (losses)                     50,840             277,897             997,379             286,270
  Change in unrealized gains (losses)
    on investments                               426,145              41,453             415,697           1,640,701
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 443,792             287,180           1,506,631           1,809,303
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               12,435              77,238             366,461             670,981
  Transfers from other funding
    options                                      109,244           2,836,526           1,234,788           1,008,351
  Contract charges                                  (364)               (413)             (3,443)             (3,390)
  Contract surrenders                            (73,594)            (54,083)           (803,142)           (629,362)
  Transfers to other funding
    options                                      (76,987)         (2,904,307)           (832,772)           (710,714)
  Other receipts (payments)                         --                  --               (77,842)             (4,152)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               (29,266)            (45,039)           (115,950)            331,714
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 414,526             242,141           1,390,681           2,141,017
NET ASSETS:
  Beginning of period                          1,491,731           1,249,590          11,773,977           9,632,960
                                            ------------        ------------        ------------        ------------
  End of period                             $  1,906,257        $  1,491,731        $ 13,164,658        $ 11,773,977
                                            ============        ============        ============        ============


                                              AMERICAN FUNDS GROWTH-INCOME            AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        --------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (151,485)       $   (117,843)       $   (405,491)       $   (359,426)
  Net realized gains (losses)                  1,671,482             962,152           3,281,646             757,598
  Change in unrealized gains (losses)
    on investments                              (576,549)          2,653,802             389,038           1,990,311
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 943,448           3,498,111           3,265,193           2,388,483
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              595,481           1,209,995             303,933           1,320,353
  Transfers from other funding
    options                                    1,370,730           1,061,545           1,987,341           2,350,175
  Contract charges                                (7,475)             (8,172)             (9,563)             (9,822)
  Contract surrenders                           (891,036)           (884,184)         (1,700,876)         (1,118,567)
  Transfers to other funding
    options                                   (2,408,204)         (1,333,798)         (2,599,478)         (2,182,835)
  Other receipts (payments)                     (302,874)            (60,924)           (218,955)            (92,902)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,643,378)            (15,538)         (2,237,598)            266,402
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                (699,930)          3,482,573           1,027,595           2,654,885
NET ASSETS:
  Beginning of period                         30,164,257          26,681,684          32,380,637          29,725,752
                                            ------------        ------------        ------------        ------------
  End of period                             $ 29,464,327        $ 30,164,257        $ 33,408,232        $ 32,380,637
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                            CREDIT SUISSE TRUST          CREDIT SUISSE TRUST
                                              EMERGING MARKETS            GLOBAL SMALL CAP             DREYFUS MIDCAP STOCK
                                                SUBACCOUNT                   SUBACCOUNT             SUBACCOUNT (SERVICE SHARES)
                                        --------------------------    --------------------------    --------------------------
                                          2007 (a)        2006           2007           2006           2007           2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (35,328)   $   (68,440)   $   (25,738)   $   (23,723)   $  (101,558)   $  (111,247)
  Net realized gains (losses)             2,289,743        256,241         34,472         19,132        724,416      1,025,993
  Change in unrealized gains (losses)
    on investments                       (1,996,258)     1,041,318        (70,891)        91,066       (623,094)      (588,505)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            258,157      1,229,119        (62,157)        86,475           (236)       326,241
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          50,084        518,974          1,537         31,080         22,130        171,039
  Transfers from other funding
    options                                  23,688        800,924          4,454        687,489        147,421        175,863
  Contract charges                               (2)          (873)          (162)          (166)        (1,145)        (1,278)
  Contract surrenders                       (45,023)      (250,205)       (70,218)       (80,794)      (614,216)      (239,185)
  Transfers to other funding
    options                              (5,843,778)      (423,716)       (66,940)       (73,401)      (153,561)      (364,727)
  Other receipts (payments)                 (15,143)           (94)       (15,336)            --        (22,310)       (17,126)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (5,830,174)       645,010       (146,665)       564,208       (621,681)      (275,414)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                         (5,572,017)     1,874,129       (208,822)       650,683       (621,917)        50,827
NET ASSETS:
  Beginning of period                     5,572,017      3,697,888      1,280,156        629,473      6,048,014      5,997,187
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $        --    $ 5,572,017    $ 1,071,334    $ 1,280,156    $ 5,426,097    $ 6,048,014
                                        ===========    ===========    ===========    ===========    ===========    ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                  DREYFUS SOCIALLY
                                                  RESPONSIBLE GROWTH                  DREYFUS VIF APPRECIATION
                                              SUBACCOUNT (SERVICE SHARES)           SUBACCOUNT (INITIAL SHARES)
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (2,982)       $    (3,542)       $    (8,841)       $    (8,069)
  Net realized gains (losses)                     8,938                555             56,634             23,408
  Change in unrealized gains (losses)
    on investments                                4,306             15,665             60,895            253,927
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 10,262             12,678            108,688            269,266
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                  --                 --             46,395             68,160
  Transfers from other funding
    options                                       2,204              7,126             80,144             93,608
  Contract charges                                  (26)               (28)              (720)              (797)
  Contract surrenders                            (6,303)            (1,240)           (75,397)           (51,333)
  Transfers to other funding
    options                                     (36,638)              (438)          (158,868)          (138,216)
  Other receipts (payments)                          --                 --                 --                 --
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (40,763)             5,420           (108,446)           (28,578)
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                                (30,501)            18,098                242            240,688
NET ASSETS:
  Beginning of period                           195,805            177,707          2,140,988          1,900,300
                                            -----------        -----------        -----------        -----------
  End of period                             $   165,304        $   195,805        $ 2,141,230        $ 2,140,988
                                            ===========        ===========        ===========        ===========


                                             DREYFUS VIF DEVELOPING LEADERS          DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT (INITIAL SHARES)             SUBACCOUNT (CLASS 2)
                                             ------------------------------         -------------------------
                                                 2007               2006               2007           2006
                                             -----------        -----------         ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (52,003)       $   (79,651)        $  (66,716)    $  (82,570)
  Net realized gains (losses)                    563,347            474,857             43,548         40,027
  Change in unrealized gains (losses)
    on investments                            (1,048,352)          (335,561)           198,253        791,831
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (537,008)            59,645            175,085        749,288
                                             -----------        -----------         ----------     ----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              108,487            337,326             11,222        128,583
  Transfers from other funding
    options                                      300,757            330,077             90,530        720,186
  Contract charges                                (1,584)            (1,963)              (817)          (907)
  Contract surrenders                           (214,002)          (400,635)           (69,495)      (297,583)
  Transfers to other funding
    options                                     (653,290)          (686,584)           (50,620)      (764,835)
  Other receipts (payments)                      (17,930)            (3,593)           (12,035)       (88,892)
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (477,562)          (425,372)           (31,215)      (303,448)
                                             -----------        -----------         ----------     ----------
    Net increase (decrease) in
      net assets                              (1,014,570)          (365,727)           143,870        445,840
NET ASSETS:
  Beginning of period                          4,726,418          5,092,145          6,499,289      6,053,449
                                             -----------        -----------         ----------     ----------
  End of period                              $ 3,711,848        $ 4,726,418         $6,643,159     $6,499,289
                                             ===========        ===========         ==========     ==========

The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF
                                              REAL ESTATE SECURITIES        DWSI GLOBAL OPPORTUNITIES          DWSII BALANCED
                                               SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                            ----------------------------   ---------------------------    -------------------------
                                               2007             2006           2007            2006           2007          2006
                                            -----------      -----------   -----------     -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (68,803)     $  (123,747)  $   (33,282)    $   (36,345)   $    26,644   $     2,369
  Net realized gains (losses)                 1,198,091          356,771       457,039         208,471         37,027       106,145
  Change in unrealized gains (losses)
    on investments                           (2,244,713)       1,611,427      (179,567)        406,151         14,391       170,054
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             (1,115,425)       1,844,451       244,190         578,277         78,062       278,568
                                            -----------      -----------   -----------     -----------    -----------   -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                             160,865          213,689        24,035         153,298         11,712        51,122
  Transfers from other funding
    options                                     311,470          187,825       269,419         478,686        310,254       138,470
  Contract charges                               (1,280)          (1,539)         (790)           (807)          (563)         (629)
  Contract surrenders                          (590,071)        (295,718)     (256,653)       (145,030)      (126,656)     (664,431)
  Transfers to other funding
    options                                    (632,417)        (505,035)     (418,168)       (721,084)      (143,943)     (537,870)
  Other receipts (payments)                     (34,846)        (119,341)      (15,693)        (12,778)          (821)       (9,578)
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (786,279)        (520,119)     (397,850)       (247,715)        49,983    (1,022,916)
                                            -----------      -----------   -----------     -----------    -----------   -----------
    Net increase (decrease) in
      net assets                             (1,901,704)       1,324,332      (153,660)        330,562        128,045      (744,348)
NET ASSETS:
  Beginning of period                         6,828,036        5,503,704     3,472,539       3,141,977      3,192,825     3,937,173
                                            -----------      -----------   -----------     -----------    -----------   -----------
  End of period                             $ 4,926,332      $ 6,828,036   $ 3,318,879     $ 3,472,539    $ 3,320,870   $ 3,192,825
                                            ===========      ===========   ===========     ===========    ===========   ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                       DWSI BOND                         DWSI CAPITAL GROWTH
                                                    SUBACCOUNT (CLASS B)                 SUBACCOUNT (CLASS B)
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     3,261        $       771        $  (158,433)       $  (112,084)
  Net realized gains (losses)                      (597)               376            188,485            209,827
  Change in unrealized gains (losses)
    on investments                               (1,233)             1,775            863,867            201,704
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                  1,431              2,922            893,919            299,447
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                  --                 --             59,210            158,902
  Transfers from other funding
    options                                      11,500             90,250            314,487          5,423,171
  Contract charges                                  (33)               (47)            (2,035)            (1,556)
  Contract surrenders                            (4,532)            (2,425)          (637,410)          (437,906)
  Transfers to other funding
    options                                     (43,983)           (20,862)          (455,842)        (1,970,302)
  Other receipts (payments)                          --            (10,497)           (67,470)          (105,840)
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (37,048)            56,419           (789,060)         3,066,469
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                                (35,617)            59,341            104,859          3,365,916
NET ASSETS:
  Beginning of period                           118,598             59,257          9,097,510          5,731,594
                                            -----------        -----------        -----------        -----------
  End of period                             $    82,981        $   118,598        $ 9,202,369        $ 9,097,510
                                            ===========        ===========        ===========        ===========


                                                    DWSI GROWTH & INCOME                  DWSI HEALTH CARE
                                                    SUBACCOUNT (CLASS B)                SUBACCOUNT (CLASS B)
                                            ------------------------------         -----------------------------
                                                2007               2006                2007              2006
                                            -----------        -----------         -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (59,206)       $   (54,887)        $   (41,826)      $   (43,788)
  Net realized gains (losses)                   178,167             90,529             221,897            95,359
  Change in unrealized gains (losses)
    on investments                             (155,737)           364,500              40,238            25,422
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (36,776)           400,142             220,309            76,993
                                            -----------        -----------         -----------       -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              48,915             84,807              12,579            80,290
  Transfers from other funding
    options                                     127,617          1,770,176             371,621           407,860
  Contract charges                               (1,215)            (1,192)               (526)             (601)
  Contract surrenders                          (555,470)          (327,020)           (202,165)          (43,504)
  Transfers to other funding
    options                                    (107,163)          (151,591)           (365,661)         (858,922)
  Other receipts (payments)                     (15,284)           (93,777)            (15,037)          (13,658)
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (502,600)         1,281,403            (199,189)         (428,535)
                                            -----------        -----------         -----------       -----------
    Net increase (decrease) in
      net assets                               (539,376)         1,681,545              21,120          (351,542)
NET ASSETS:
  Beginning of period                         5,211,178          3,529,633           1,984,428         2,335,970
                                            -----------        -----------         -----------       -----------
  End of period                             $ 4,671,802        $ 5,211,178         $ 2,005,548       $ 1,984,428
                                            ===========        ===========         ===========       ===========


   The accompanying notes are an integral part of these financial statements.

                                           DWSII INTERNATIONAL          DWSII STRATEGIC INCOME         DWSII BLUE CHIP
                                           SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                        --------------------------    --------------------------    --------------------------
                                           2007           2006           2007           2006           2007           2006
                                        -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     3,150    $   (16,449)   $   128,235    $    97,765    $   (66,862)   $   (80,903)
  Net realized gains (losses)               208,298        166,430         11,063         60,745        699,520        691,048
  Change in unrealized gains (losses)
    on investments                          362,168        561,713        (36,983)        82,155       (454,143)       117,792
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            573,616        711,694        102,315        240,665        178,515        727,937
                                        -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          61,494        137,191         21,115        114,603         45,011        271,702
  Transfers from other funding
    options                                 257,893      1,676,445        324,801        329,190      2,578,818      3,512,654
  Contract charges                           (1,001)          (749)          (473)          (531)        (1,103)        (1,219)
  Contract surrenders                      (396,729)      (422,474)      (298,402)      (553,226)      (726,876)      (283,413)
  Transfers to other funding
    options                                (245,286)      (205,601)      (230,968)    (1,367,677)    (2,699,606)
  Other receipts (payments)                 (24,497)           (70)       (11,412)       (10,166)       (20,975)       (43,010)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (348,126)     1,184,742       (195,339)    (1,487,807)      (824,731)    (1,019,379)
                                        -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                            225,490      1,896,436        (93,024)    (1,247,142)      (646,216)      (291,442)
NET ASSETS:
  Beginning of period                     4,913,299      3,016,863      3,568,885      4,816,027      5,161,477      5,452,919
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period                         $ 5,138,789    $ 4,913,299    $ 3,475,861    $ 3,568,885    $ 4,515,261    $ 5,161,477
                                        ===========    ===========    ===========    ===========    ===========    ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.


                                              DWSII CONSERVATIVE ALLOCATION             DWSII CORE FIXED INCOME
                                                 SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $      5,612        $    (49,527)       $    131,317        $     83,826
  Net realized gains (losses)                    287,708             102,384                (609)            (12,841)
  Change in unrealized gains (losses)
    on investments                              (133,629)            361,117             (15,806)             54,442
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 159,691             413,974             114,902             125,427
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              437,038             297,378              29,046              89,057
  Transfers from other funding
    options                                      416,096           1,729,958             281,079             575,501
  Contract charges                                (1,375)               (943)             (1,234)             (1,349)
  Contract surrenders                           (400,112)           (504,366)           (455,008)           (453,734)
  Transfers to other funding
    options                                   (1,157,654)           (571,937)           (411,840)           (222,810)
  Other receipts (payments)                           --             (84,487)             (3,543)           (104,896)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (706,007)            865,603            (561,500)           (118,231)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                (546,316)          1,279,577            (446,598)              7,196
NET ASSETS:
  Beginning of period                          6,826,951           5,547,374           6,978,963           6,971,767
                                            ------------        ------------        ------------        ------------
  End of period                             $  6,280,635        $  6,826,951        $  6,532,365        $  6,978,963
                                            ============        ============        ============        ============


                                                                                           DWSII DREMAN
                                                DWSII DAVIS VENTURE VALUE                HIGH RETURN EQUITY
                                                 SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (185,896)       $   (192,741)       $   (135,156)       $    (81,636)
  Net realized gains (losses)                    960,769             514,179             323,014             773,617
  Change in unrealized gains (losses)
    on investments                              (393,874)          1,003,643            (755,564)          1,071,224
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 380,999           1,325,081            (567,706)          1,763,205
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               71,742             384,608             107,102             517,341
  Transfers from other funding
    options                                    2,012,795           2,087,480             570,098           4,045,714
  Contract charges                                (1,573)             (1,811)             (3,154)             (2,442)
  Contract surrenders                           (847,345)           (779,492)           (942,991)           (334,697)
  Transfers to other funding
    options                                   (2,693,678)         (2,678,732)           (437,703)         (1,184,966)
  Other receipts (payments)                           --             (62,442)            (65,475)            (76,088)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,458,059)         (1,050,389)           (772,123)          2,964,862
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                              (1,077,060)            274,692          (1,339,829)          4,728,067
NET ASSETS:
  Beginning of period                         12,119,353          11,844,661          14,550,840           9,822,773
                                            ------------        ------------        ------------        ------------
  End of period                             $ 11,042,293        $ 12,119,353        $ 13,211,011        $ 14,550,840
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                           DWSII DREMAN                                                      DWSII GOVERNMENT
                                             SMALL MID CAP VALUE           DWSII GLOBAL THEMATIC           & AGENCY SECURITIES
                                             SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                         ---------------------------    ---------------------------   ----------------------------
                                             2007            2006           2007            2006           2007            2006
                                         -----------     -----------    -----------     -----------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $  (137,919)    $  (149,579)   $   (75,390)    $   (64,027)   $    71,932     $    50,801
  Net realized gains (losses)              1,613,528         908,072        760,789         467,939        (37,931)        (19,482)
  Change in unrealized gains (losses)
    on investments                        (1,372,743)      1,100,060       (574,586)        385,653         75,144          12,143
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             102,866       1,858,553        110,813         789,565        109,145          43,462
                                         -----------     -----------    -----------     -----------    -----------     -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           42,648         362,764         66,429          65,078         15,452          12,089
  Transfers from other funding
    options                                  286,868         191,997      2,031,133       1,173,305      5,997,032         463,501
  Contract charges                            (1,946)         (2,068)          (684)           (643)          (323)           (381)
  Contract surrenders                       (736,913)       (295,310)      (115,493)       (231,629)      (272,855)       (724,001)
  Transfers to other funding
    options                                 (516,498)       (579,641)    (1,111,782)       (850,965)    (5,950,864)       (143,331)
  Other receipts (payments)                  (40,978)       (121,294)        (1,370)        (54,902)       (24,743)       (130,533)
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (966,819)       (443,552)       868,233         100,244       (236,301)       (522,656)
                                         -----------     -----------    -----------     -----------    -----------     -----------
    Net increase (decrease) in
      net assets                            (863,953)      1,415,001        979,046         889,809       (127,156)       (479,194)
NET ASSETS:
  Beginning of period                      9,922,117       8,507,116      3,733,796       2,843,987      3,014,139       3,493,333
                                         -----------     -----------    -----------     -----------    -----------     -----------
  End of period                          $ 9,058,164     $ 9,922,117    $ 4,712,842     $ 3,733,796    $ 2,886,983     $ 3,014,139
                                         ===========     ===========    ===========     ===========    ===========     ===========



(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.


                                                DWSII GROWTH ALLOCATION                    DWSII HIGH INCOME
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (19,868)       $   (158,122)       $    295,380        $    289,036
  Net realized gains (losses)                    805,876             172,799             (75,212)            (31,513)
  Change in unrealized gains (losses)
    on investments                              (335,086)          1,220,947            (304,572)            139,710
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 450,922           1,235,624             (84,404)            397,233
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              660,362             811,467              27,537             107,890
  Transfers from other funding
    options                                    1,284,336             246,028             885,605           1,027,390
  Contract charges                                (3,775)             (3,761)               (830)               (986)
  Contract surrenders                           (309,234)           (355,582)           (224,485)           (401,050)
  Transfers to other funding
    options                                     (407,421)           (180,805)         (1,815,236)         (1,050,629)
  Other receipts (payments)                           --                  --             (35,471)            (50,961)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,224,268             517,347          (1,162,880)           (368,346)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                               1,675,190           1,752,971          (1,247,284)             28,887
NET ASSETS:
  Beginning of period                         13,088,484          11,335,513           5,308,620           5,279,733
                                            ------------        ------------        ------------        ------------
  End of period                             $ 14,763,674        $ 13,088,484        $  4,061,336        $  5,308,620
                                            ============        ============        ============        ============


                                                  DWSII INTERNATIONAL
                                                     SELECT EQUITY                    DWSII JANUS GROWTH & INCOME
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     20,999        $    (29,489)       $    (42,384)       $    (40,729)
  Net realized gains (losses)                  1,170,016             324,953              49,939              70,730
  Change in unrealized gains (losses)
    on investments                              (150,429)          1,101,266              91,613             107,586
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                               1,040,586           1,396,730              99,168             137,587
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              137,844             443,721               3,493              50,850
  Transfers from other funding
    options                                      288,478           1,333,989              31,488              85,515
  Contract charges                                  (971)               (938)               (476)               (517)
  Contract surrenders                           (557,758)           (345,734)            (73,993)           (141,907)
  Transfers to other funding
    options                                     (955,202)         (1,177,628)            (93,386)            (56,398)
  Other receipts (payments)                      (19,385)                (37)                 --             (33,589)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,106,994)            253,373            (132,874)            (96,046)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 (66,408)          1,650,103             (33,706)             41,541
NET ASSETS:
  Beginning of period                          8,024,235           6,374,132           2,352,955           2,311,414
                                            ------------        ------------        ------------        ------------
  End of period                             $  7,957,827        $  8,024,235        $  2,319,249        $  2,352,955
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                            DWSII LARGE CAP VALUE          DWSII MID CAP GROWTH        DWSII MODERATE ALLOCATION
                                            SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)
                                         ---------------------------    ---------------------------   ----------------------------
                                            2007            2006           2007            2006           2007            2006
                                        ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (25,007)   $    (34,023)  $    (19,786)   $    (17,899)  $     43,234    $   (184,715)
  Net realized gains (losses)                330,835          71,692         27,297          11,240        825,775         298,866
  Change in unrealized gains (losses)
    on investments                           133,115         462,588         50,585          52,251       (394,258)      1,208,931
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations                             438,943         500,257         58,096          45,592        474,751       1,323,082
                                        ------------    ------------   ------------    ------------   ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           37,142         196,331            488          19,180        505,159         460,344
  Transfers from other funding
    options                                  135,813         290,129          1,340         399,543        559,023         331,731
  Contract charges                              (769)           (831)          (175)           (183)        (3,345)         (3,520)
  Contract surrenders                       (650,259)       (263,984)      (113,716)        (65,013)    (1,581,451)     (1,684,359)
  Transfers to other funding
    options                                 (169,320)       (184,516)        (5,066)         (5,242)      (183,126)       (770,501)
  Other receipts (payments)                  (18,524)        (71,308)            --         (15,987)      (122,585)             --
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (665,917)        (34,179)      (117,129)        332,298       (826,325)     (1,666,305)
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets                            (226,974)        466,078        (59,033)        377,890       (351,574)       (343,223)
NET ASSETS:
  Beginning of period                      4,424,459       3,958,381        986,985         609,095     16,083,659      16,426,882
                                        ------------    ------------   ------------    ------------   ------------    ------------
  End of period                         $  4,197,485    $  4,424,459   $    927,952    $    986,985   $ 15,732,085    $ 16,083,659
                                        ============    ============   ============    ============   ============    ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                   DWSII MONEY MARKET                    DWSII SMALL CAP GROWTH
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    163,683        $    132,761        $    (72,858)       $    (72,952)
  Net realized gains (losses)                         --                  --             120,893              66,110
  Change in unrealized gains (losses)
    on investments                                    --                  --              97,840             113,034
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 163,683             132,761             145,875             106,192
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               80,126             471,450              17,011             197,090
  Transfers from other funding
    options                                   14,081,099          16,643,634             185,045             186,131
  Contract charges                                  (758)               (626)               (654)               (676)
  Contract surrenders                         (1,734,791)           (630,914)           (320,713)           (269,417)
  Transfers to other funding
    options                                  (12,003,055)        (14,541,486)           (238,698)           (128,172)
  Other receipts (payments)                           --                  --                  --             (47,204)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               422,621           1,942,058            (358,009)            (62,248)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                 586,304           2,074,819            (212,134)             43,944
NET ASSETS:
  Beginning of period                          6,646,573           4,571,754           3,737,497           3,693,553
                                            ------------        ------------        ------------        ------------
  End of period                             $  7,232,877        $  6,646,573        $  3,525,363        $  3,737,497
                                            ============        ============        ============        ============


                                                    DWSII TECHNOLOGY                  DWSII TURNER MID CAP GROWTH
                                                  SUBACCOUNT (CLASS B)                    SUBACCOUNT (CLASS B)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (28,634)       $    (30,278)       $    (47,939)       $    (46,034)
  Net realized gains (losses)                     94,721              42,420             264,746             209,647
  Change in unrealized gains (losses)
    on investments                                97,427             (47,800)            257,749             (78,781)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 163,514             (35,658)            474,556              84,832
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               14,991              54,452              15,439              45,068
  Transfers from other funding
    options                                      377,516             414,981             134,318             229,853
  Contract charges                                  (447)               (473)               (565)               (595)
  Contract surrenders                           (139,038)            (75,758)            (80,183)            (32,948)
  Transfers to other funding
    options                                     (414,271)           (761,825)           (277,477)           (188,113)
  Other receipts (payments)                           --                  --             (15,291)            (37,272)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (161,249)           (368,623)           (223,759)             15,993
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                                   2,265            (404,281)            250,797             100,825
NET ASSETS:
  Beginning of period                          1,368,917           1,773,198           2,212,366           2,111,541
                                            ------------        ------------        ------------        ------------
  End of period                             $  1,371,182        $  1,368,917        $  2,463,163        $  2,212,366
                                            ============        ============        ============        ============



   The accompanying notes are an integral part of these financial statements.

                                                                         FIDELITY VIP
                                          FIDELITY VIP CONTRAFUND      DYNAMIC CAPITAL APPRECIATION      FIDELITY VIP MID CAP
                                        SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)
                                        ----------------------------   -----------------------------  ----------------------------
                                             2007            2006           2007            2006           2007            2006
                                        ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (153,841)   $   (106,303)  $    (10,032)   $     (9,685)  $   (244,621)   $   (276,560)
  Net realized gains (losses)              3,618,776       1,221,815         98,910          36,285      2,002,243       2,000,068
  Change in unrealized gains (losses)
    on investments                        (1,694,198)        (98,914)       (62,762)         35,492        317,372        (229,882)
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from
      operations                           1,770,737       1,016,598         26,116          62,092      2,074,994       1,493,626
                                        ------------    ------------   ------------    ------------   ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          189,303         731,176            739             731        263,836       1,039,066
  Transfers from other funding
    options                                1,167,130       1,594,704         54,466          71,206        871,895       1,240,863
  Contract charges                            (4,167)         (3,893)          (172)           (199)        (5,699)         (5,736)
  Contract surrenders                       (531,758)       (389,677)       (67,243)         (2,998)    (1,147,677)       (376,101)
  Transfers to other funding
    options                               (1,233,532)     (1,085,377)       (75,193)        (76,619)    (1,530,201)     (1,225,906)
  Other receipts (payments)                 (166,495)         (6,167)            --              --       (245,083)             --
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (579,519)        840,766        (87,403)         (7,879)    (1,792,929)        672,186
                                        ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets                           1,191,218       1,857,364        (61,287)         54,213        282,065       2,165,812
NET ASSETS:
  Beginning of period                     12,144,807      10,287,443        579,754         525,541     16,457,139      14,291,327
                                        ------------    ------------   ------------    ------------   ------------    ------------
  End of period                         $ 13,336,025    $ 12,144,807   $    518,467    $    579,754   $ 16,739,204    $ 16,457,139
                                        ============    ============   ============    ============   ============    ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                    FTVIPT FRANKLIN                         FTVIPT FRANKLIN
                                              RISING DIVIDENDS SECURITIES            SMALL MID-CAP GROWTH SECURITIES
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     71,066        $   (121,560)       $   (137,906)       $   (123,299)
  Net realized gains (losses)                    736,687             443,516             875,538             106,734
  Change in unrealized gains (losses)
    on investments                            (1,444,817)          1,699,027            (140,010)            431,716
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                (637,064)          2,020,983             597,622             415,151
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              329,089           1,418,385             320,690             580,411
  Transfers from other funding
    options                                    1,606,946           1,850,034           1,399,774             501,094
  Contract charges                                (4,217)             (3,954)             (2,392)             (2,497)
  Contract surrenders                         (1,165,474)           (791,258)           (422,035)           (237,743)
  Transfers to other funding
    options                                   (2,204,453)         (1,520,511)         (1,518,948)           (505,046)
  Other receipts (payments)                     (116,968)           (616,132)            (47,921)            (22,222)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (1,555,077)            336,564            (270,832)            313,997
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                              (2,192,141)          2,357,547             326,790             729,148
NET ASSETS:
  Beginning of period                         15,926,856          13,569,309           6,842,951           6,113,803
                                            ------------        ------------        ------------        ------------
  End of period                             $ 13,734,715        $ 15,926,856        $  7,169,741        $  6,842,951
                                            ============        ============        ============        ============


                                                   FTVIPT TEMPLETON                        FTVIPT TEMPLETON
                                             DEVELOPING MARKETS SECURITIES                FOREIGN SECURITIES
                                                  SUBACCOUNT (CLASS 2)                    SUBACCOUNT (CLASS 2)
                                            --------------------------------        -------------------------------
                                                2007                2006                2007                2006
                                            ------------        ------------        ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     27,069        $    (64,089)       $      4,119        $    (85,293)
  Net realized gains (losses)                  1,293,017             285,120           1,426,526             340,467
  Change in unrealized gains (losses)
    on investments                               774,291           1,401,553             417,959           1,964,436
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                               2,094,377           1,622,584           1,848,604           2,219,610
                                            ------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               72,418             494,813             409,459           1,292,665
  Transfers from other funding
    options                                      972,432           1,407,404           2,255,765           2,084,253
  Contract charges                                (2,382)             (2,050)             (3,447)             (3,075)
  Contract surrenders                           (671,785)           (277,104)           (529,295)           (350,601)
  Transfers to other funding
    options                                   (1,062,812)         (1,085,606)         (2,572,588)         (1,276,660)
  Other receipts (payments)                      (60,768)            (65,372)            (92,424)           (485,851)
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              (752,897)            472,085            (532,530)          1,260,731
                                            ------------        ------------        ------------        ------------
    Net increase (decrease) in
      net assets                               1,341,480           2,094,669           1,316,074           3,480,341
NET ASSETS:
  Beginning of period                          8,293,205           6,198,536          14,165,951          10,685,610
                                            ------------        ------------        ------------        ------------
  End of period                             $  9,634,685        $  8,293,205        $ 15,482,025        $ 14,165,951
                                            ============        ============        ============        ============


   The accompanying notes are an integral part of these financial statements.

                                               JANUS ASPEN                    JANUS ASPEN                   JANUS ASPEN
                                            GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY             WORLDWIDE GROWTH
                                         SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)
                                         ---------------------------   ---------------------------   ---------------------------
                                            2007           2006           2007           2006           2007           2006
                                          ---------      ---------      ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (13,616)     $ (16,119)     $ (16,056)     $ (17,304)     $  (6,598)     $  (1,401)
  Net realized gains (losses)                65,944         32,681         69,479         24,952         14,748          7,193
  Change in unrealized gains (losses)
    on investments                           65,170         13,311        118,886         38,732         23,716         53,472
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in net
      assets resulting from
      operations                            117,498         29,873        172,309         46,380         31,866         59,264
                                          ---------      ---------      ---------      ---------      ---------      ---------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           3,877         16,151         19,935         66,751          3,140         11,655
  Transfers from other funding
    options                                  74,124          9,194        136,290         49,997         15,200         24,664
  Contract charges                             (163)          (221)          (313)          (303)          (166)          (148)
  Contract surrenders                       (43,995)      (115,695)       (26,540)       (47,072)       (24,014)       (21,948)
  Transfers to other funding
    options                                (175,770)       (19,749)      (200,991)       (99,195)       (17,544)       (10,146)
  Other receipts (payments)                      --             --             --             --             --             --
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (141,927)      (110,320)       (71,619)       (29,822)       (23,384)         4,077
                                          ---------      ---------      ---------      ---------      ---------      ---------
    Net increase (decrease) in
      net assets                            (24,429)       (80,447)       100,690         16,558          8,482         63,341
NET ASSETS:
  Beginning of period                       678,196        758,643        876,338        859,780        435,786        372,445
                                          ---------      ---------      ---------      ---------      ---------      ---------
  End of period                           $ 653,767      $ 678,196      $ 977,028      $ 876,338      $ 444,268      $ 435,786
                                          =========      =========      =========      =========      =========      =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                LMPVET AGGRESSIVE GROWTH             LMPVET AGGRESSIVE GROWTH
                                                  SUBACCOUNT (CLASS I)                 SUBACCOUNT (CLASS II)
                                           --------------------------------      -------------------------------
                                               2007(b)             2006             2007(b)             2006
                                            ------------        -----------       ------------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (73,675)       $        --       $   (128,410)       $        --
  Net realized gains (losses)                     19,959                 --             43,761                 --
  Change in unrealized gains (losses)
    on investments                              (209,690)                --           (385,100)                --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                (263,406)                --           (469,749)                --
                                            ------------        -----------       ------------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               46,266                 --            203,686                 --
  Transfers from other funding
    options                                    6,078,711                 --         10,539,260                 --
  Contract charges                                (1,399)                --             (2,745)                --
  Contract surrenders                           (135,140)                --           (424,285)                --
  Transfers to other funding
    options                                     (487,572)                --           (627,134)                --
  Other receipts (payments)                      (89,874)                --               (510)                --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             5,410,992                 --          9,688,272                 --
                                            ------------        -----------       ------------        -----------
    Net increase (decrease) in
      net assets                               5,147,586                 --          9,218,523                 --
NET ASSETS:
  Beginning of period                                 --                 --                 --                 --
                                            ------------        -----------       ------------        -----------
  End of period                             $  5,147,586        $        --       $  9,218,523        $        --
                                            ============        ===========       ============        ===========


                                                 LMPVET APPRECIATION                   LMPVET EQUITY INDEX
                                                 SUBACCOUNT (CLASS I)                  SUBACCOUNT (CLASS II)
                                            ------------------------------       --------------------------------
                                               2007(b)             2006              2007                2006
                                            ------------        ----------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     (5,284)       $       --       $    (34,582)       $    (53,937)
  Net realized gains (losses)                    130,824                --            652,079             255,584
  Change in unrealized gains (losses)
    on investments                               (82,646)               --           (351,295)            861,188
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                  42,894                --            266,202           1,062,835
                                            ------------        ----------       ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               12,114                --            101,459             123,018
  Transfers from other funding
    options                                    1,708,771                --            170,860             230,907
  Contract charges                                  (423)               --             (3,347)             (3,793)
  Contract surrenders                           (197,018)               --           (337,618)           (341,592)
  Transfers to other funding
    options                                      (49,120)               --           (710,991)           (599,792)
  Other receipts (payments)                           --                --            (19,706)            (13,972)
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,474,324                --           (799,343)           (605,224)
                                            ------------        ----------       ------------        ------------
    Net increase (decrease) in
      net assets                               1,517,218                --           (533,141)            457,611
NET ASSETS:
  Beginning of period                                 --                --          9,014,966           8,557,355
                                            ------------        ----------       ------------        ------------
  End of period                             $  1,517,218        $       --       $  8,481,825        $  9,014,966
                                            ============        ==========       ============        ============


   The accompanying notes are an integral part of these financial statements.

                                         LMPVET FUNDAMENTAL VALUE           LMPVET INVESTORS              LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT (CLASS I)          SUBACCOUNT (CLASS I)              SUBACCOUNT (CLASS I)
                                         ------------------------    ----------------------------         -----------------------
                                            2007(b)        2006          2007             2006              2007(b)        2006
                                          -----------      -----     -----------      -----------         -----------      -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $    (3,727)     $  --     $   (18,163)     $    (4,734)        $   (27,738)     $  --
  Net realized gains (losses)                 216,088         --         127,310          107,779               2,712         --
  Change in unrealized gains (losses)
    on investments                           (456,259)        --         (55,148)         254,363               7,766         --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in net
      assets resulting from
      operations                             (243,898)        --          53,999          357,408             (17,260)        --
                                          -----------      -----     -----------      -----------         -----------      -----
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           150,757         --          35,882           33,299               1,590         --
  Transfers from other funding
    options                                 4,763,018         --          26,972          237,107           2,356,303         --
  Contract charges                             (1,337)        --            (667)            (742)               (730)        --
  Contract surrenders                        (142,717)        --        (104,472)         (69,256)            (90,703)        --
  Transfers to other funding
    options                                   (76,186)        --         (80,632)        (119,305)            (71,649)        --
  Other receipts (payments)                        --         --          (6,841)              --                (973)        --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          4,693,535         --        (129,758)          81,103           2,193,838         --
                                          -----------      -----     -----------      -----------         -----------      -----
    Net increase (decrease) in
      net assets                            4,449,637         --         (75,759)         438,511           2,176,578         --
NET ASSETS:
  Beginning of period                              --         --       2,606,700        2,168,189                  --         --
                                          -----------      -----     -----------      -----------         -----------      -----
  End of period                           $ 4,449,637      $  --     $ 2,530,941      $ 2,606,700         $ 2,176,578      $  --
                                          ===========      =====     ===========      ===========         ===========      =====


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                LMPVET SMALL CAP GROWTH               LMPVET SOCIAL AWARENESS
                                                  SUBACCOUNT (CLASS I)                       SUBACCOUNT
                                            ------------------------------        ------------------------------
                                                2007               2006               2007               2006
                                            -----------        -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (94,113)       $   (91,715)       $    (3,234)       $   (10,770)
  Net realized gains (losses)                   482,478            305,339            167,713              3,512
  Change in unrealized gains (losses)
    on investments                              (12,193)           262,389            (79,780)            58,767
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                376,172            476,013             84,699             51,509
                                            -----------        -----------        -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              90,411            118,919              9,144            149,013
  Transfers from other funding
    options                                     250,875            299,585              8,408             12,515
  Contract charges                               (1,638)            (1,780)              (156)              (135)
  Contract surrenders                          (309,317)          (126,981)           (21,253)           (26,418)
  Transfers to other funding
    options                                    (579,029)          (375,354)            (8,198)           (16,346)
  Other receipts (payments)                        (509)           (31,748)           (13,148)                --
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (549,207)          (117,359)           (25,203)           118,629
                                            -----------        -----------        -----------        -----------
    Net increase (decrease) in
      net assets                               (173,035)           358,654             59,496            170,138
NET ASSETS:
  Beginning of period                         4,786,809          4,428,155            951,391            781,253
                                            -----------        -----------        -----------        -----------
  End of period                             $ 4,613,774        $ 4,786,809        $ 1,010,887        $   951,391
                                            ===========        ===========        ===========        ===========


                                                    LMPVPI ALL CAP                          LMPVPI ALL CAP
                                                 SUBACCOUNT (CLASS I)                    SUBACCOUNT (CLASS II)
                                            ------------------------------           ------------------------------
                                               2007(a)             2006                  2007(a)            2006
                                            -----------        -----------           -----------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (13,721)       $   (20,986)          $    (2,719)       $       660
  Net realized gains (losses)                   894,220            206,041                57,499             16,787
  Change in unrealized gains (losses)
    on investments                             (691,313)           395,468               (30,855)            30,637
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                189,186            580,523                23,925             48,084
                                            -----------        -----------           -----------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              32,521            123,704                17,691            278,178
  Transfers from other funding
    options                                      12,046            178,410                41,136            138,505
  Contract charges                                   (9)            (1,463)                   --                 (9)
  Contract surrenders                           (66,330)          (146,619)               (3,445)           (14,819)
  Transfers to other funding
    options                                  (4,344,070)          (184,433)             (544,055)               (18)
  Other receipts (payments)                          --            (22,122)                   --                 --
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (4,365,842)           (52,523)             (488,673)           401,837
                                            -----------        -----------           -----------        -----------
    Net increase (decrease) in
      net assets                             (4,176,656)           528,000              (464,748)           449,921
NET ASSETS:
  Beginning of period                         4,176,656          3,648,656               464,748             14,827
                                            -----------        -----------           -----------        -----------
  End of period                             $        --        $ 4,176,656           $        --        $   464,748
                                            ===========        ===========           ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                                           LMPVPII GROWTH AND
                                                 INCOME                  LMPVPI LARGE CAP GROWTH          LMPVPII AGGRESSIVE GROWTH
                                           SUBACCOUNT (CLASS I)            SUBACCOUNT (CLASS I)             SUBACCOUNT (CLASS I)
                                        --------------------------      --------------------------       --------------------------
                                          2007(a)         2006            2007(a)         2006             2007(a)         2006
                                        -----------    -----------      -----------    -----------       -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $    (9,347)   $   (24,725)     $   (14,209)   $   (44,284)      $   (35,492)   $  (109,787)
  Net realized gains (losses)               383,137         35,382          377,134         10,883         1,354,005        143,138
  Change in unrealized gains (losses)
    on investments                         (303,534)       144,412         (275,330)        87,083        (1,118,839)       448,036
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in net
      assets resulting from
      operations                             70,256        155,069           87,595         53,682           199,674        481,387
                                        -----------    -----------      -----------    -----------       -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          11,617         38,590            3,361         30,305            28,038        358,452
  Transfers from other funding
    options                                  20,878         44,030           18,912        109,367           128,090        274,334
  Contract charges                               --           (451)              (9)          (914)              (15)        (1,691)
  Contract surrenders                       (24,550)       (71,551)         (30,206)       (59,463)          (87,729)       (85,543)
  Transfers to other funding
    options                              (1,719,221)       (66,805)      (2,537,496)      (108,396)       (6,039,219)      (883,245)
  Other receipts (payments)                      --             --               --             --                --             --
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (1,711,276)       (56,187)      (2,545,438)       (29,101)       (5,970,835)      (337,693)
                                        -----------    -----------      -----------    -----------       -----------    -----------
    Net increase (decrease) in
      net assets                         (1,641,020)        98,882       (2,457,843)        24,581        (5,771,161)       143,694
NET ASSETS:
  Beginning of period                     1,641,020      1,542,138        2,457,843      2,433,262         5,771,161      5,627,467
                                        -----------    -----------      -----------    -----------       -----------    -----------
  End of period                         $        --    $ 1,641,020      $        --    $ 2,457,843       $        --    $ 5,771,161
                                        ===========    ===========      ===========    ===========       ===========    ===========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                               LMPVPII AGGRESSIVE GROWTH              LMPVET CAPITAL AND INCOME
                                                 SUBACCOUNT (CLASS II)                  SUBACCOUNT (CLASS II)
                                            --------------------------------        ------------------------------
                                               2007(a)              2006               2007(b)             2006
                                            ------------        ------------        ------------        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (60,705)       $   (172,469)       $    (10,576)       $        --
  Net realized gains (losses)                  2,246,325             233,812           1,051,347                 --
  Change in unrealized gains (losses)
    on investments                            (1,850,317)            667,874          (1,048,239)                --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 335,303             729,217              (7,468)                --
                                            ------------        ------------        ------------        -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              228,739           1,809,301             257,773                 --
  Transfers from other funding
    options                                      154,094             465,490           7,294,065                 --
  Contract charges                                   (16)             (2,778)             (1,923)                --
  Contract surrenders                           (104,691)           (254,407)           (192,911)                --
  Transfers to other funding
    options                                  (10,324,688)           (563,178)           (708,742)                --
  Other receipts (payments)                      (19,364)           (639,474)            (55,673)                --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (10,065,926)            814,954           6,592,589                 --
                                            ------------        ------------        ------------        -----------
    Net increase (decrease) in
      net assets                              (9,730,623)          1,544,171           6,585,121                 --
NET ASSETS:
  Beginning of period                          9,730,623           8,186,452                  --                 --
                                            ------------        ------------        ------------        -----------
  End of period                             $         --        $  9,730,623        $  6,585,121        $        --
                                            ============        ============        ============        ===========


                                             LMPVIT ADJUSTABLE RATE INCOME                  LMPVPI TOTAL RETURN
                                                     SUBACCOUNT                            SUBACCOUNT (CLASS II)
                                            --------------------------------           --------------------------------
                                                2007               2006                  2007(a)               2006
                                            ------------        ------------           ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     67,626        $     55,238           $       (684)       $     10,009
  Net realized gains (losses)                     (1,531)                588                691,480             138,276
  Change in unrealized gains (losses)
    on investments                               (84,430)            (10,073)              (507,540)            310,044
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 (18,335)             45,753                183,256             458,329
                                            ------------        ------------           ------------        ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               65,180              63,969                859,517             964,567
  Transfers from other funding
    options                                      363,258             210,629                387,942             451,529
  Contract charges                                  (468)               (554)                    (1)             (1,697)
  Contract surrenders                            (67,017)           (130,247)              (249,692)           (220,635)
  Transfers to other funding
    options                                     (119,092)           (293,434)            (6,728,715)           (173,375)
  Other receipts (payments)                     (100,941)                 --                (11,103)           (224,454)
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               140,920            (149,637)            (5,742,052)            795,935
                                            ------------        ------------           ------------        ------------
    Net increase (decrease) in
      net assets                                 122,585            (103,884)            (5,558,796)          1,254,264
NET ASSETS:
  Beginning of period                          2,291,017           2,394,901              5,558,796           4,304,532
                                            ------------        ------------           ------------        ------------
  End of period                             $  2,413,602        $  2,291,017           $         --        $  5,558,796
                                            ============        ============           ============        ============


   The accompanying notes are an integral part of these financial statements.

                                               LORD ABBETT                   LORD ABBETT                   MIST BATTERYMARCH
                                           GROWTH AND INCOME                MID-CAP VALUE                    MID-CAP STOCK
                                          SUBACCOUNT (CLASS VC)           SUBACCOUNT (CLASS VC)           SUBACCOUNT (CLASS A)
                                       ---------------------------     ---------------------------   ------------------------------
                                          2007(a)         2006            2007(a)         2006           2007             2006(c)
                                       ------------   ------------     ------------   ------------   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (54,834)  $    (58,888)    $    (60,365)  $   (129,119)  $    (49,225)     $    (37,764)
  Net realized gains (losses)             1,312,781        341,546        1,690,902        786,381        371,826           (26,899)
  Change in unrealized gains (losses)
    on investments                         (930,638)       853,281         (699,577)       202,232       (205,177)         (107,302)
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in net
      assets resulting from
      operations                            327,309      1,135,939          930,960        859,494        117,424          (171,965)
                                       ------------   ------------     ------------   ------------   ------------      ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          91,043        551,629           76,323        431,326         41,699            26,572
  Transfers from other funding
    options                                  56,627        293,588           78,245        470,000        141,020         3,382,590
  Contract charges                               (7)        (2,507)             (17)        (2,615)          (817)             (931)
  Contract surrenders                       (49,874)      (191,531)        (113,393)      (163,826)      (101,394)         (125,113)
  Transfers to other funding
    options                              (8,975,205)      (698,537)     (10,298,429)      (885,587)       (54,948)         (166,425)
  Other receipts (payments)                 (46,847)      (122,855)         (23,297)        (7,342)       (12,426)          (35,231)
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                       (8,924,263)      (170,213)     (10,280,568)      (158,044)        13,134         3,081,462
                                       ------------   ------------     ------------   ------------   ------------      ------------
    Net increase (decrease) in
      net assets                         (8,596,954)       965,726       (9,349,608)       701,450        130,558         2,909,497
NET ASSETS:
  Beginning of period                     8,596,954      7,631,228        9,349,608      8,648,158      2,909,497                --
                                       ------------   ------------     ------------   ------------   ------------      ------------
  End of period                        $         --   $  8,596,954     $         --   $  9,349,608   $  3,040,055      $  2,909,497
                                       ============   ============     ============   ============   ============      ============


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                 MIST BLACKROCK HIGH YIELD            MIST BLACKROCK LARGE-CAP CORE
                                                   SUBACCOUNT (CLASS A)                     SUBACCOUNT (CLASS E)
                                            ---------------------------------         -----------------------------
                                                2007                 2006(c)              2007(b)            2006
                                            -----------           -----------           -----------        -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   243,898           $   (41,105)          $   (71,416)       $    --
  Net realized gains (losses)                    (6,812)                5,835                 7,653             --
  Change in unrealized gains (losses)
    on investments                             (312,897)              192,216                45,793             --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in net
      assets resulting from
     operations                                 (75,811)              156,946               (17,970)            --
                                            -----------           -----------           -----------        -------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              71,044                19,962                58,319             --
  Transfers from other funding
    options                                   4,147,937             3,367,535             5,484,763             --
  Contract charges                               (1,948)                 (839)               (1,170)            --
  Contract surrenders                          (256,770)             (178,543)             (251,985)            --
  Transfers to other funding
    options                                    (804,717)             (173,359)             (310,950)            --
  Other receipts (payments)                     (70,134)              (24,559)              (87,164)            --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            3,085,412             3,010,197             4,891,813             --
                                            -----------           -----------           -----------        -------
    Net increase (decrease) in
      net assets                              3,009,601             3,167,143             4,873,843             --
NET ASSETS:
  Beginning of period                         3,167,143                    --                    --             --
                                            -----------           -----------           -----------        -------
  End of period                             $ 6,176,744           $ 3,167,143           $ 4,873,843        $    --
                                            ===========           ===========           ===========        =======


                                              MIST BLACKROCK LARGE-CAP CORE             MIST DREMAN SMALL-CAP VALUE
                                                   SUBACCOUNT (CLASS A)                    SUBACCOUNT (CLASS A)
                                            ---------------------------------        ---------------------------------
                                              2007(a)               2006(c)             2007                  2006(c)
                                            -----------           -----------        -----------           -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     2,914           $   (65,156)       $    (7,960)          $      (475)
  Net realized gains (losses)                   571,460                 6,546              3,555                (1,699)
  Change in unrealized gains (losses)
    on investments                             (335,937)              335,937            (22,129)               11,028
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from
     operations                                 238,437               277,327            (26,534)                8,854
                                            -----------           -----------        -----------           -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              54,605                44,117                471                    --
  Transfers from other funding
    options                                      69,117             4,966,036            484,359               207,765
  Contract charges                                   --                (1,239)              (102)                  (37)
  Contract surrenders                           (36,740)             (164,369)            (4,897)              (31,630)
  Transfers to other funding
    options                                  (5,331,249)             (116,042)           (61,677)              (28,780)
  Other receipts (payments)                          --                    --                 --                    --
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (5,244,267)            4,728,503            418,154               147,318
                                            -----------           -----------        -----------           -----------
    Net increase (decrease) in
      net assets                             (5,005,830)            5,005,830            391,620               156,172
NET ASSETS:
  Beginning of period                         5,005,830                    --            156,172                    --
                                            -----------           -----------        -----------           -----------
  End of period                             $        --           $ 5,005,830        $   547,792           $   156,172
                                            ===========           ===========        ===========           ===========


   The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS OAKMARK
                                                 INTERNATIONAL                  MIST JANUS FORTY            MIST LAZARD MID-CAP
                                              SUBACCOUNT (CLASS A)            SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS B)
                                        -----------------------------    ----------------------------     -------------------------
                                            2007            2006(c)          2007           2006(c)         2007(b)         2006
                                        -----------       -----------    -----------      -----------     -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (37,355)      $   (35,929)   $   (83,577)     $   (58,208)    $    (3,596)   $       --
  Net realized gains (losses)               327,038               595        781,886          (26,700)        (11,759)           --
  Change in unrealized gains (losses)
    on investments                         (397,741)          334,756        463,969          162,334         (19,911)           --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in net
      assets resulting from
      operations                           (108,058)          299,422      1,162,278           77,426         (35,266)           --
                                        -----------       -----------    -----------      -----------     -----------    ----------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          59,120           109,661         47,394           53,116              --            --
  Transfers from other funding
    options                                 918,030         3,247,889        612,685        4,882,583         464,004            --
  Contract charges                           (1,044)             (865)        (1,669)          (1,676)            (66)           --
  Contract surrenders                       (94,755)          (37,154)      (134,414)        (138,954)       (102,235)           --
  Transfers to other funding
    options                                (821,383)         (188,938)      (731,481)        (301,443)       (135,849)           --
  Other receipts (payments)                (117,139)               --        (13,821)         (38,381)             --            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (57,171)        3,130,593       (221,306)       4,455,245         225,854            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
    Net increase (decrease) in
      net assets                           (165,229)        3,430,015        940,972        4,532,671         190,588            --
NET ASSETS:
  Beginning of period                     3,430,015                --      4,532,671               --              --            --
                                        -----------       -----------    -----------      -----------     -----------    ----------
  End of period                         $ 3,264,786       $ 3,430,015    $ 5,473,643      $ 4,532,671     $   190,588    $       --
                                        ===========       ===========    ===========      ===========     ============   ===========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period May 1, 2006 to December 31, 2006.
(d) For the period January 1, 2007 to November 9, 2007.
(e) For the period November 12, 2007 to December 31, 2007.


   The accompanying notes are an integral part of these financial statements.

                                                  MIST LEGG MASON PARTNERS                     MIST LORD ABBETT
                                                      MANAGED ASSETS                            BOND DEBENTURE
                                                    SUBACCOUNT (CLASS A)                      SUBACCOUNT (CLASS A)
                                            -----------------------------------        -----------------------------------
                                                2007                  2006(c)              2007                  2006(c)
                                            ------------           ------------        ------------           ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     14,962           $    (32,136)       $    147,151           $    (48,821)
  Net realized gains (losses)                    241,600                 (2,507)             44,818                  6,026
  Change in unrealized gains (losses)
    on investments                              (143,663)               161,804               2,024                220,030
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 112,899                127,161             193,993                177,235
                                            ------------           ------------        ------------           ------------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              319,387                  9,624              70,184                 90,623
   Transfers from other funding
     options                                      41,085              2,510,471             491,653              3,942,427
  Contract charges                                  (768)                  (799)               (930)                  (962)
  Contract surrenders                           (113,225)               (68,771)           (171,032)              (129,369)
  Transfers to other funding
    options                                     (131,689)               (66,343)           (599,239)              (102,714)
  Other receipts (payments)                           --                     --                  --                (24,418)
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               114,790              2,384,182            (209,364)             3,775,587
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in
      net assets                                 227,689              2,511,343             (15,371)             3,952,822
NET ASSETS:
  Beginning of period                          2,511,343                     --           3,952,822                     --
                                            ------------           ------------        ------------           ------------
  End of period                             $  2,739,032           $  2,511,343        $  3,937,451           $  3,952,822
                                            ============           ============        ============           ============


                                                    MIST LORD ABBETT                         MIST LORD ABBETT
                                                    GROWTH AND INCOME                          MID-CAP VALUE
                                                   SUBACCOUNT (CLASS B)                      SUBACCOUNT (CLASS B)
                                            -----------------------------------        -----------------------------------
                                                2007                 2006(c)              2007                   2006(c)
                                            ------------           ------------        ------------           ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (156,233)          $    (72,552)       $   (128,030)          $     (1,283)
  Net realized gains (losses)                    359,539                 12,847              10,583                     48
  Change in unrealized gains (losses)
    on investments                              (240,821)               506,185            (890,894)                15,507
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from
      operations                                 (37,515)               446,480          (1,008,341)                14,272
                                            ------------           ------------        ------------           ------------
  CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              200,662                176,613              88,643                    838
   Transfers from other funding
     options                                   9,462,926              6,379,261          10,720,189                129,902
  Contract charges                                (3,978)                (1,708)             (2,454)                   (15)
  Contract surrenders                           (655,168)              (234,497)           (262,923)                    --
  Transfers to other funding
    options                                   (1,134,637)              (296,772)           (680,250)                    --
  Other receipts (payments)                     (173,527)               (47,356)            (25,958)                    --
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             7,696,278              5,975,541           9,837,247                130,725
                                            ------------           ------------        ------------           ------------
    Net increase (decrease) in
      net assets                               7,658,763              6,422,021           8,828,906                144,997
NET ASSETS:
  Beginning of period                          6,422,021                     --             144,997                     --
                                            ------------           ------------        ------------           ------------
  End of period                             $ 14,080,784           $  6,422,021        $  8,973,903           $    144,997
                                            ============           ============        ============           ============


   The accompanying notes are an integral part of these financial statements.

                                               MIST LORD ABBETT                MIST MET/AIM                 MIST MET/AIM
                                             CAPITAL APPRECIATION          CAPITAL APPRECIATION            SMALL CAP GROWTH
                                             SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS E)           SUBACCOUNT (CLASS A)
                                         ---------------------------     ---------------------------   ---------------------------
                                             2007          2006(c)         2007(b)          2006          2007           2006(c)
                                         -----------     -----------     -----------    ------------   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (22,530)    $   (13,343)    $   (93,502)   $         --   $    (3,413)    $    (1,263)
  Net realized gains (losses)                 (6,887)        137,629          37,455              --         4,688             770
  Change in unrealized gains (losses)
    on investments                           142,112        (149,716)        257,130              --         7,466             944
                                         -----------     -----------     -----------    ------------   -----------     -----------
     Net increase (decrease) in net
       assets resulting from
       operations                            112,695         (25,430)        201,083              --         8,741             451
                                         -----------     -----------     -----------    ------------   -----------     -----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                         16,556          11,567          83,643              --           106           2,109
    Transfers from other funding
      options                                 30,067       1,432,239       8,246,849              --       159,468         148,815
    Contract charges                            (464)           (473)         (2,332)             --           (93)            (44)
    Contract surrenders                      (61,568)        (96,323)       (237,324)             --        (5,840)         (5,384)
    Transfers to other funding
      options                                (92,275)       (114,780)     (1,373,060)             --       (39,669)        (28,603)
    Other receipts (payments)                   (154)             --         (28,090)             --            --              --
                                         -----------     -----------     -----------    ------------   -----------     -----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                        (107,838)      1,232,230       6,689,686              --       113,972         116,893
                                         -----------     -----------     -----------    ------------   -----------     -----------
      Net increase (decrease) in
        net assets                             4,857       1,206,800       6,890,769              --       122,713         117,344
NET ASSETS:
  Beginning of period                      1,206,800              --              --              --       117,344              --
                                         -----------     -----------     -----------    ------------   -----------     -----------
  End of period                          $ 1,211,657     $ 1,206,800     $ 6,890,769    $         --   $   240,057     $   117,344
                                         ===========     ===========     ===========    ============   ===========     ===========


(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                  MIST MFS EMERGING                  MIST MFS RESEARCH
                                                    MARKETS EQUITY                      INTERNATIONAL
                                                 SUBACCOUNT (CLASS A)               SUBACCOUNT (CLASS B)
                                             ----------------------------       -----------------------------
                                               2007(b)             2006           2007(b)             2006
                                             -----------        ---------       -----------        ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (86,027)       $      --       $   (13,150)       $       --
  Net realized gains (losses)                     70,837               --             4,216                --
  Change in unrealized gains (losses)
    on investments                             1,421,977               --            54,759                --
                                             -----------        ---------       -----------        ----------
    Net increase (decrease) in net
      assets resulting from
      operations                               1,406,787               --            45,825                --
                                             -----------        ---------       -----------        ----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                            318,670               --            59,818                --
    Transfers from other funding
      options                                  5,949,696               --         1,360,297                --
    Contract charges                                (963)              --              (353)               --
    Contract surrenders                         (285,497)              --           (20,507)               --
    Transfers to other funding
      options                                   (281,728)              --           (53,013)               --
    Other receipts (payments)                    (11,865)              --                --                --
                                             -----------        ---------       -----------        ----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                           5,688,313               --         1,346,242                --
                                             -----------        ---------       -----------        ----------
      Net increase (decrease) in
        net assets                             7,095,100               --         1,392,067                --
NET ASSETS:
  Beginning of period                                 --               --                --                --
                                             -----------        ---------       -----------        ----------
  End of period                              $ 7,095,100        $      --       $ 1,392,067        $       --
                                             ===========        =========       ===========        ==========


                                                                                           MIST NEUBERGER BERMAN
                                                     MIST MFS VALUE                             REAL ESTATE
                                                   SUBACCOUNT (CLASS A)                     SUBACCOUNT (CLASS A)
                                             ---------------------------------        ---------------------------------
                                                2007                 2006(c)             2007                  2006(c)
                                             -----------           -----------        -----------           -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $   (82,955)          $    (1,277)       $   (70,148)          $  (116,877)
  Net realized gains (losses)                    125,681               157,663            893,757               102,019
  Change in unrealized gains (losses)
    on investments                               173,518               195,794         (2,292,273)            1,769,903
                                             -----------           -----------        -----------           -----------
    Net increase (decrease) in net
      assets resulting from
      operations                                 216,244               352,180         (1,468,664)            1,755,045
                                             -----------           -----------        -----------           -----------
  CONTRACT TRANSACTIONS:
    Purchase payments received from
      contract owners                             47,110                29,872             89,521                80,821
    Transfers from other funding
      options                                    750,050             3,708,233            953,261             8,935,188
    Contract charges                              (1,018)                 (914)            (2,817)               (3,311)
    Contract surrenders                          (63,571)              (41,158)          (716,890)             (534,935)
    Transfers to other funding
      options                                   (357,714)             (247,813)        (1,465,355)             (503,334)
    Other receipts (payments)                    (54,690)                   --           (131,199)             (122,839)
                                             -----------           -----------        -----------           -----------
      Net increase (decrease) in net
        assets resulting from contract
        transactions                             320,167             3,448,220         (1,273,479)            7,851,590
                                             -----------           -----------        -----------           -----------
      Net increase (decrease) in
        net assets                               536,411             3,800,400         (2,742,143)            9,606,635
NET ASSETS:
  Beginning of period                          3,800,400                    --          9,606,635                    --
                                             -----------           -----------        -----------           -----------
  End of period                              $ 4,336,811           $ 3,800,400        $ 6,864,492           $ 9,606,635
                                             ===========           ===========        ===========           ===========


The accompanying notes are an integral part of these financial statements.

                                                    MIST OPPENHEIMER             MIST PIMCO
                                                  CAPITAL APPRECIATION     INFLATION PROTECTED BOND           MIST PIONEER FUND
                                                  SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)            SUBACCOUNT (CLASS A)
                                             --------------------------    --------------------------    --------------------------
                                                2007           2006 (c)      2007 (b)         2006           2007          2006 (c)

                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $  (127,373)   $   (76,555)   $   (79,364)   $        --    $    (8,358)   $   (10,137)
  Net realized gains (losses)                    508,673        (19,781)        12,079             --         32,559          1,735
  Change in unrealized gains (losses)
    on investments                               368,628        201,041        428,062             --          1,821         61,445
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations           749,928        104,705        360,777             --         26,022         53,043
                                             -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              230,219        545,011         45,280             --         29,579            318
  Transfers from other funding
    options                                    1,696,227      6,818,333      6,307,390             --        135,465        809,721
  Contract charges                                (1,913)        (1,964)        (1,868)            --           (183)          (200)
  Contract surrenders                           (586,525)      (252,255)      (229,330)            --       (228,203)       (12,069)
  Transfers to other funding options            (871,220)      (432,352)      (248,631)            --        (80,560)       (63,445)
  Other receipts (payments)                      (62,722)       (24,172)       (97,189)            --        (10,279)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               404,066      6,652,601      5,775,652             --       (154,181)       734,325
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               1,153,994      6,757,306      6,136,429             --       (128,159)       787,368
NET ASSETS:
  Beginning of period                          6,757,306             --             --             --        787,368             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
  End of period                              $ 7,911,300    $ 6,757,306    $ 6,136,429    $        --    $   659,209    $   787,368
                                             ===========    ===========    ===========    ===========    ===========    ===========

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    MIST PIONEER                     MIST PIONEER
                                                    MID-CAP VALUE                   STRATEGIC INCOME
                                                 SUBACCOUNT (CLASS A)             SUBACCOUNT (CLASS A)
                                             ----------------------------    ----------------------------
                                               2007 (a)        2006 (b)          2007            2006 (c)
                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $       (147)   $       (673)   $    (85,574)   $    205,830
  Net realized gains (losses)                      15,367           1,333          24,868           4,692
  Change in unrealized gains (losses)
    on investments                                 (4,788)          4,788         342,925         (14,514)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations             10,432           5,448         282,219         196,008
                                             ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                                    --          19,481          22,563          92,288
  Transfers from other funding
    options                                         8,365          68,812         831,818       6,369,643
  Contract charges                                     --             (10)         (1,549)         (1,608)
  Contract surrenders                                  --              --        (334,903)       (202,697)
  Transfers to other funding options             (111,889)           (639)       (694,601)       (220,831)
  Other receipts (payments)                            --              --         (23,436)             --
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               (103,524)         87,644        (200,108)      6,036,795
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                                  (93,092)         93,092          82,111       6,232,803
NET ASSETS:
  Beginning of period                              93,092              --       6,232,803              --
                                             ------------    ------------    ------------    ------------
  End of period                              $         --    $     93,092    $  6,314,914    $  6,232,803
                                             ============    ============    ============    ============

                                                   MIST THIRD AVENUE                MSF BLACKROCK
                                                    SMALL CAP VALUE               AGGRESSIVE GROWTH
                                                 SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS D)

                                             ----------------------------    ----------------------------
                                                 2007           2006 (c)         2007           2006 (c)

                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                  (185,468)   $    (67,930)   $    (79,199)   $    (49,116)
  Net realized gains (losses)                     501,798          (2,287)         64,322         (17,853)
  Change in unrealized gains (losses)
    on investments                             (1,521,873)        266,081         699,466         (29,631)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations         (1,205,543)        195,864         684,589         (96,600)
                                             ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               156,753          55,903          96,091          31,323
  Transfers from other funding
    options                                     9,562,839       8,158,142         171,034       4,411,178
  Contract charges                                 (4,592)           (968)         (1,364)         (1,422)
  Contract surrenders                            (669,982)        (49,139)       (300,874)       (198,658)
  Transfers to other funding options           (1,599,829)       (128,110)       (238,980)       (270,872)
  Other receipts (payments)                      (133,077)             --         (19,764)         (5,463)
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                              7,312,112       8,035,828        (293,857)      3,966,086
                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                                6,106,569       8,231,692         390,732       3,869,486
NET ASSETS:
  Beginning of period                           8,231,692              --       3,869,486              --
                                             ------------    ------------    ------------    ------------
  End of period                              $ 14,338,261    $  8,231,692    $  4,260,218    $  3,869,486
                                             ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                           MSF BLACKROCK BOND INCOME    MSF BLACKROCK MONEY MARKET         MSF FI LARGE CAP
                                              SUBACCOUNT (CLASS A)          SUBACCOUNT (CLASS A)         SUBACCOUNT (CLASS A)
                                          ---------------------------   ---------------------------   ---------------------------
                                              2007         2006 (c)         2007         2006 (c)         2007         2006 (c)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $     89,138   $    (75,218)  $    749,158   $    468,589   $    (56,858)  $    (40,792)
  Net realized gains (losses)                   37,910          7,673             --             --        234,707        (14,144)
  Change in unrealized gains (losses)
    on investments                             119,696        282,814             --             --       (104,142)        89,772
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations         246,744        215,269        749,158        468,589         73,707         34,836
                                          ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            250,272         74,359      5,474,707      4,938,142         56,544         54,289
  Transfers from other funding options         333,625      6,122,130     20,778,130     28,072,278        129,717      3,552,601
  Contract charges                              (2,000)        (2,185)        (6,374)        (6,716)        (1,068)        (1,253)
  Contract surrenders                         (444,761)      (118,075)    (2,905,532)    (1,613,843)      (138,357)       (71,574)
  Transfers to other funding options          (498,021)      (219,485)   (16,133,095)    (9,227,256)      (341,421)      (203,059)
  Other receipts (payments)                   (107,324)       (17,804)      (846,864)      (559,294)            (5)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (468,209)     5,838,940      6,360,972     21,603,311       (294,590)     3,331,004
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                              (221,465)     6,054,209      7,110,130     22,071,900       (220,883)     3,365,840
NET ASSETS:
  Beginning of period                        6,054,209             --     22,071,900             --      3,365,840             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period                           $  5,832,744   $  6,054,209   $ 29,182,030   $ 22,071,900   $  3,144,957   $  3,365,840
                                          ============   ============   ============   ============   ============   ============

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period May 1, 2006 to December 31, 2006.
(d)  For the period January 1, 2007 to November 9, 2007.
(e)  For the period November 12, 2007 to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

                                                                              MSF METLIFE
                                            MSF FI VALUE LEADERS         AGGRESSIVE ALLOCATION
                                             SUBACCOUNT (CLASS D)         SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------
                                             2007         2006 (c)        2007          2006 (c)
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (59,426)   $   (67,889)   $   (27,367)   $   (17,324)
  Net realized gains (losses)                487,748        (12,720)        39,197           (500)
  Change in unrealized gains (losses)
    on investments                          (312,544)       191,288         14,095         97,284
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations       115,778        110,679         25,925         79,460
                                         -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           74,822         50,211          1,866         44,202
  Transfers from other funding options        92,775      5,445,110        112,342      1,393,310
  Contract charges                            (1,884)        (2,127)          (285)          (140)
  Contract surrenders                       (132,787)      (126,236)      (125,489)        (2,117)
  Transfers to other funding options        (274,503)      (196,829)      (219,979)       (18,702)
  Other receipts (payments)                 (120,185)       (21,356)            --             --
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (361,762)     5,148,773       (231,545)     1,416,553
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                            (245,984)     5,259,452       (205,620)     1,496,013
NET ASSETS:
  Beginning of period                      5,259,452             --      1,496,013             --
                                         -----------    -----------    -----------    -----------
  End of period                          $ 5,013,468    $ 5,259,452    $ 1,290,393    $ 1,496,013
                                         ===========    ===========    ===========    ===========

                                                                              MSF METLIFE
                                                 MSF METLIFE                CONSERVATIVE TO
                                           CONSERVATIVE ALLOCATION        MODERATE ALLOCATION
                                             SUBACCOUNT (CLASS B)         SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------
                                            2007          2006 (c)        2007          2006 (c)
                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $    (6,759)   $    (3,821)   $   (10,026)   $    (2,959)
  Net realized gains (losses)                 12,133            192          4,008            129
  Change in unrealized gains (losses)
    on investments                             8,834         14,807         19,241         14,915
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations        14,208         11,178         13,223         12,085
                                         -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               --              5         14,314          6,534
  Transfers from other funding options       353,223        296,856        674,653        250,125
  Contract charges                              (308)          (192)          (282)          (178)
  Contract surrenders                        (83,664)        (2,053)       (28,304)        (1,947)
  Transfers to other funding options        (145,519)        (6,494)       (31,065)          (106)
  Other receipts (payments)                       --             --             --             --
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           123,732        288,122        629,316        254,428
                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                             137,940        299,300        642,539        266,513
NET ASSETS:
  Beginning of period                        299,300             --        266,513             --
                                         -----------    -----------    -----------    -----------
  End of period                          $   437,240    $   299,300    $   909,052    $   266,513
                                         ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

                                                                              MSF METLIFE
                                                MSF METLIFE                   MODERATE TO
                                            MODERATE ALLOCATION          AGGRESSIVE ALLOCATION          MSF MFS TOTAL RETURN
                                            SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                         --------------------------    --------------------------    --------------------------
                                             2007         2006 (c)        2007          2006 (c)        2007         2006 (c)
                                         -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (59,186)   $   (38,939)   $  (109,156)   $   (60,850)   $    (3,780)   $   (50,293)
  Net realized gains (losses)                 32,392        (27,444)       125,944            (45)       181,316         12,394
  Change in unrealized gains (losses)
    on investments                            89,267        169,043         94,049        297,686        (90,937)       282,693
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations        62,473        102,660        110,837        236,791         86,599        244,794
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           22,378        221,586         12,110          2,915        398,244          1,118
  Transfers from other funding options       192,005      3,629,772      2,324,381      4,413,123      1,068,025      4,106,442
  Contract charges                              (891)          (780)          (617)          (360)          (786)          (768)
  Contract surrenders                        (62,784)       (33,077)      (135,035)       (30,689)      (292,913)      (324,693)
  Transfers to other funding options        (147,114)    (1,166,090)    (1,155,473)       (10,813)      (560,516)       (39,290)
  Other receipts (payments)                  (27,699)            --        (28,552)            --         (1,708)       (18,744)
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (24,105)     2,651,411      1,016,814      4,374,176        610,346      3,724,065
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                              38,368      2,754,071      1,127,651      4,610,967        696,945      3,968,859
NET ASSETS:
  Beginning of period                      2,754,071             --      4,610,967             --      3,968,859             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  End of period                          $ 2,792,439    $ 2,754,071    $ 5,738,618    $ 4,610,967    $ 4,665,804    $ 3,968,859
                                         ===========    ===========    ===========    ===========    ===========    ===========

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF MFS TOTAL RETURN        MSF OPPENHEIMER GLOBAL EQUITY
                                             SUBACCOUNT (CLASS F)            SUBACCOUNT (CLASS B)
                                         ----------------------------    -----------------------------
                                             2007          2006 (c)          2007           2006 (c)
                                         ------------    ------------    ------------     ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $      5,152    $   (295,918)   $   (283,162)    $   (326,334)
  Net realized gains (losses)                 960,235          13,570         878,051         (100,362)
  Change in unrealized gains (losses)
    on investments                           (456,670)      1,741,389         597,040        1,757,127
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in net
      assets resulting from operations        508,717       1,459,041       1,191,929        1,330,431
                                         ------------    ------------    ------------     ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           368,579         408,432         511,719          873,719
  Transfers from other funding options        873,277      22,963,885       1,260,736       28,404,149
  Contract charges                             (7,701)         (8,396)         (6,931)          (7,019)
  Contract surrenders                      (1,212,193)       (574,077)     (1,898,606)        (692,568)
  Transfers to other funding options         (858,297)       (809,449)     (2,869,321)      (1,862,510)
  Other receipts (payments)                  (289,414)        (26,767)       (241,222)        (143,193)
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (1,125,749)     21,953,628      (3,243,625)      26,572,578
                                         ------------    ------------    ------------     ------------
    Net increase (decrease) in
      net assets                             (617,032)     23,412,669      (2,051,696)      27,903,009
NET ASSETS:
  Beginning of period                      23,412,669              --      27,903,009               --
                                         ------------    ------------    ------------     ------------
  End of period                          $ 22,795,637    $ 23,412,669    $ 25,851,313     $ 27,903,009
                                         ============    ============    ============     ============

                                              MSF T. ROWE PRICE               MSF WESTERN ASSET
                                               LARGE CAP GROWTH           MANAGEMENT HIGH YIELD BOND
                                             SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS A)
                                         ----------------------------    ----------------------------
                                             2007          2006 (c)        2007 (a)        2006 (c)
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $    (30,388)   $    (20,520)   $    304,540    $    (39,368)
  Net realized gains (losses)                  63,912             358          20,961           5,377
  Change in unrealized gains (losses)
    on investments                             95,336         135,791        (210,321)        210,321
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations        128,860         115,629         115,180         176,330
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            63,943          62,803          17,766          43,842
  Transfers from other funding options        107,570       1,689,032          90,204       3,095,937
  Contract charges                               (362)           (377)             --          (1,265)
  Contract surrenders                        (195,985)        (43,243)         (9,893)        (79,181)
  Transfers to other funding options         (146,200)        (29,325)     (3,287,253)       (158,584)
  Other receipts (payments)                        --              --              --          (3,083)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (171,034)      1,678,890      (3,189,176)      2,897,666
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              (42,174)      1,794,519      (3,073,996)      3,073,996
NET ASSETS:
  Beginning of period                       1,794,519              --       3,073,996              --
                                         ------------    ------------    ------------    ------------
  End of period                          $  1,752,345    $  1,794,519    $         --    $  3,073,996
                                         ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                                  MSF WESTERN ASSET         PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                             MANAGEMENT U.S. GOVERNMENT           SUBACCOUNT                    SUBACCOUNT
                                                SUBACCOUNT (CLASS A)        (ADMINISTRATIVE CLASS)         (ADMINISTRATIVE CLASS)
                                            ---------------------------   ---------------------------   ---------------------------
                                                2007         2006 (c)       2007 (a)         2006           2007           2006
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     17,591   $    (26,307)  $     53,848   $    138,647   $    365,173   $    316,844
  Net realized gains (losses)                     13,880          7,071       (339,299)       128,619        (44,462)        23,859
  Change in unrealized gains (losses)
    on investments                                27,220         91,291        398,336       (348,261)       509,914       (112,086)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations            58,691         72,055        112,885        (80,995)       830,625        228,617
                                            ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               47,428         36,569         11,063        197,011        134,140        300,047
  Transfers from other funding options           419,419      2,354,240        146,251        593,707      1,664,340      1,211,767
  Contract charges                                  (727)          (852)           (13)        (2,065)        (4,059)        (4,480)
  Contract surrenders                            (72,616)       (56,097)       (66,986)      (437,186)    (1,014,688)      (449,934)
  Transfers to other funding options            (232,581)      (242,872)    (6,083,071)      (599,963)    (1,297,152)    (1,135,783)
  Other receipts (payments)                           --        (17,889)       (22,768)       (23,742)      (214,619)       (13,479)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                               160,923      2,073,099     (6,015,524)      (272,238)      (732,038)       (91,862)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                                 219,614      2,145,154     (5,902,639)      (353,233)        98,587        136,755
NET ASSETS:
  Beginning of period                          2,145,154             --      5,902,639      6,255,872     12,781,623     12,644,868
                                            ------------   ------------   ------------   ------------   ------------   ------------
  End of period                             $  2,364,768   $  2,145,154   $         --   $  5,902,639   $ 12,880,210   $ 12,781,623
                                            ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER AMERICA INCOME VCT           PIONEER BOND VCT
                                               SUBACCOUNT (CLASS II)            SUBACCOUNT (CLASS II)
                                            ----------------------------    ----------------------------
                                              2007 (d)          2006          2007 (e)          2006
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    207,816    $    200,001    $     32,842    $         --
  Net realized gains (losses)                   (148,468)       (125,223)          7,938              --
  Change in unrealized gains (losses)
    on investments                               254,697          36,378          53,345              --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations           314,045         111,156          94,125              --
                                            ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              535,369         762,460          15,333              --
  Transfers from other funding options         5,276,054         857,554       9,095,899              --
  Contract charges                                (2,634)         (2,401)             (5)             --
  Contract surrenders                           (436,198)       (343,641)       (119,157)             --
  Transfers to other funding options         (13,352,636)     (3,710,496)     (1,273,600)             --
  Other receipts (payments)                      (91,647)       (133,424)        (11,294)             --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                            (8,071,692)     (2,569,948)      7,707,176              --
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              (7,757,647)     (2,458,792)      7,801,301              --
NET ASSETS:
  Beginning of period                          7,757,647      10,216,439              --              --
                                            ------------    ------------    ------------    ------------
  End of period                             $         --    $  7,757,647    $  7,801,301    $         --
                                            ============    ============    ============    ============

                                              PIONEER CULLEN VALUE VCT      PIONEER EMERGING MARKETS VCT
                                                SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                            ----------------------------    ----------------------------
                                                2007            2006            2007            2006
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $    (70,017)   $    (63,987)   $   (217,618)   $   (144,598)
  Net realized gains (losses)                    108,001          85,291       2,787,008       1,538,886
  Change in unrealized gains (losses)
    on investments                               203,091         530,363       2,123,594       1,208,264
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations           241,075         551,667       4,692,984       2,602,552
                                            ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              927,905       1,765,220       1,314,037       1,980,448
  Transfers from other funding options         1,963,181       2,383,422       4,395,205       2,699,953
  Contract charges                                (1,217)           (851)         (3,887)         (2,668)
  Contract surrenders                           (228,815)       (185,914)       (906,829)       (567,237)
  Transfers to other funding options            (800,422)       (887,635)     (4,209,168)     (2,633,081)
  Other receipts (payments)                           --        (113,916)        (24,394)       (380,058)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             1,860,632       2,960,326         564,964       1,097,357
                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                               2,101,707       3,511,993       5,257,948       3,699,909
NET ASSETS:
  Beginning of period                          5,557,703       2,045,710      11,209,956       7,510,047
                                            ------------    ------------    ------------    ------------
  End of period                             $  7,659,410    $  5,557,703    $ 16,467,904    $ 11,209,956
                                            ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER EQUITY
                                         PIONEER EQUITY INCOME VCT          OPPORTUNITY VCT              PIONEER FUND VCT
                                            SUBACCOUNT (CLASS II)        SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ---------------------------   ---------------------------
                                             2007           2006       2007 (d)           2006           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     75,159   $     74,618   $     (9,214)  $     (1,548)  $   (132,124)  $   (109,604)
  Net realized gains (losses)              1,023,542        547,336         83,135            474        944,611        328,108
  Change in unrealized gains (losses)
    on investments                        (1,343,846)     1,957,522        (22,517)        22,103       (349,840)     1,700,801
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations      (245,145)     2,579,476         51,404         21,029        462,647      1,919,305
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                        1,252,290      1,286,118        181,922         59,407        385,324        688,513
  Transfers from other funding options     1,781,846      1,981,171      1,317,108         90,065      6,706,143      1,039,579
  Contract charges                            (4,460)        (4,233)          (393)           (44)        (4,642)        (4,949)
  Contract surrenders                       (928,571)      (924,737)       (86,673)        (4,386)    (1,507,422)      (645,950)
  Transfers to other funding options      (1,833,259)    (1,230,204)    (1,638,192)       (27,402)    (2,148,469)    (1,121,949)
  Other receipts (payments)                 (106,600)      (260,869)            --             --       (242,202)      (172,732)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           161,246        847,246       (226,228)       117,640      3,188,732       (217,488)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                             (83,899)     3,426,722       (174,824)       138,669      3,651,379      1,701,817
NET ASSETS:
  Beginning of period                     16,412,952     12,986,230        174,824         36,155     15,313,848     13,612,031
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of period                         $ 16,329,053   $ 16,412,952   $         --   $    174,824   $ 18,965,227   $ 15,313,848
                                        ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

The accompanying notes are an integral part of these financial statements.


                                         PIONEER GLOBAL HIGH YIELD VCT         PIONEER HIGH YIELD VCT
                                               SUBACCOUNT (CLASS II)            SUBACCOUNT (CLASS II)
                                         ------------------------------    ------------------------------
                                              2007             2006             2007             2006
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE)
 IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     352,034    $     150,328    $     716,659    $     802,907
  Net realized gains (losses)                   78,822           29,511           90,702           16,071
  Change in unrealized gains (losses)
    on investments                            (464,356)         102,225           (1,204)         530,003
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from operations         (33,500)         282,064          806,157        1,348,981
                                         -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          1,272,853        1,856,224        1,636,528        1,855,489
  Transfers from other funding options       2,023,098        2,267,751        5,290,531        6,573,907
  Contract charges                                (989)            (584)          (5,462)          (6,681)
  Contract surrenders                         (243,252)        (151,805)      (2,608,113)      (2,248,771)
  Transfers to other funding options        (1,378,037)      (1,014,872)      (8,377,189)      (7,260,806)
  Other receipts (payments)                   (180,926)            (578)        (151,244)        (389,828)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           1,492,747        2,956,136       (4,214,949)      (1,476,690)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in
      net assets                             1,459,247        3,238,200       (3,408,792)        (127,709)
NET ASSETS:
  Beginning of period                        4,453,401        1,215,201       23,702,185       23,829,894
                                         -------------    -------------    -------------    -------------
  End of period                          $   5,912,648    $   4,453,401    $  20,293,393    $  23,702,185
                                         =============    =============    =============    =============

                                                PIONEER IBBOTSON                  PIONEER IBBOTSON
                                           AGGRESSIVE ALLOCATION VCT            GROWTH ALLOCATION VCT
                                              SUBACCOUNT (CLASS II)             SUBACCOUNT (CLASS II)
                                         ------------------------------    ------------------------------
                                              2007             2006             2007             2006
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     (45,497)   $     (55,537)   $  (1,080,397)   $    (496,478)
  Net realized gains (losses)                  215,105           31,632        1,781,383          107,347
  Change in unrealized gains (losses)
    on investments                             (44,951)         350,916        1,275,310        3,629,863
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from operations         124,657          327,011        1,976,296        3,240,732
                                         -------------    -------------    -------------    -------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                            905,519        2,306,283       35,863,905       49,179,817
  Transfers from other funding options         270,904          747,191       11,411,727        4,709,708
  Contract charges                              (1,571)            (940)         (18,582)          (3,492)
  Contract surrenders                         (140,000)         (34,165)      (2,014,680)        (541,224)
  Transfers to other funding options          (390,553)          (5,616)      (1,786,432)        (659,214)
  Other receipts (payments)                    (64,505)              --         (435,206)        (113,909)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             579,794        3,012,753       43,020,732       52,571,686
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in
      net assets                               704,451        3,339,764       44,997,028       55,812,418
NET ASSETS:
  Beginning of period                        4,301,123          961,359       61,684,510        5,872,092
                                         -------------    -------------    -------------    -------------
  End of period                          $   5,005,574    $   4,301,123    $ 106,681,538    $  61,684,510
                                         =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON                                          PIONEER INTERNATIONAL
                                         MODERATE ALLOCATION VCT       PIONEER INDEPENDENCE VCT              VALUE VCT
                                           SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ---------------------------   ---------------------------
                                            2007           2006           2007           2006           2007           2006
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (595,362)  $   (341,197)  $    (80,625)  $    (72,740)  $   (108,127)  $    (66,292)
  Net realized gains (losses)                950,999        226,796        145,965        105,768        609,521         74,842
  Change in unrealized gains (losses)
    on investments                         1,276,705      2,245,010        142,953        278,445        173,829        715,079
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations     1,632,342      2,130,609        208,293        311,473        675,223        723,629
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                       15,202,722     18,538,955        412,560        578,202        811,094        901,807
  Transfers from other funding options    12,777,827     12,429,247        332,800        126,208      2,160,929      2,856,359
  Contract charges                           (11,205)        (4,374)        (1,184)        (1,208)        (1,477)          (983)
  Contract surrenders                     (2,235,323)    (1,131,840)      (405,633)      (179,930)      (328,401)      (132,104)
  Transfers to other funding options      (2,250,323)    (1,308,848)      (277,164)      (432,801)    (2,237,573)      (289,619)
  Other receipts (payments)                 (351,370)      (203,270)       (51,606)      (255,419)        (6,485)       (16,615)
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                        23,132,328     28,319,870          9,773       (164,948)       398,087      3,318,845
                                        ------------   ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in
      net assets                          24,764,670     30,450,479        218,066        146,525      1,073,310      4,042,474
NET ASSETS:
  Beginning of period                     43,824,861     13,374,382      4,236,523      4,089,998      6,534,413      2,491,939
                                        ------------   ------------   ------------   ------------   ------------   ------------
  End of period                         $ 68,589,531   $ 43,824,861   $  4,454,589   $  4,236,523   $  7,607,723   $  6,534,413
                                        ============   ============   ============   ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                              PIONEER OAK RIDGE
                                           PIONEER MID CAP VALUE VCT         LARGE CAP GROWTH VCT
                                             SUBACCOUNT (CLASS II)           SUBACCOUNT (CLASS II)
                                         ----------------------------    ----------------------------
                                             2007            2006            2007            2006
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $   (174,060)   $   (227,730)   $    (93,009)   $    (78,795)
  Net realized gains (losses)               1,383,916       3,087,170         152,911         141,498
  Change in unrealized gains (losses)
    on investments                           (738,837)     (1,671,899)        251,380         (22,693)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations        471,019       1,187,541         311,282          40,010
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                           688,549         871,112         217,775         946,487
  Transfers from other funding options      2,226,100         953,885       1,098,155       1,692,439
  Contract charges                             (3,770)         (3,628)         (1,007)           (762)
  Contract surrenders                        (962,758)       (593,737)       (222,536)       (370,560)
  Transfers to other funding options       (2,273,711)     (1,602,989)     (1,058,600)       (682,736)
  Other receipts (payments)                   (45,128)        (80,788)        (48,550)       (118,125)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                           (370,718)       (456,145)        (14,763)      1,466,743
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                              100,301         731,396         296,519       1,506,753
NET ASSETS:
  Beginning of period                      12,608,909      11,877,513       5,113,928       3,607,175
                                         ------------    ------------    ------------    ------------
  End of period                          $ 12,709,210    $ 12,608,909    $  5,410,447    $  5,113,928
                                         ============    ============    ============    ============

                                             PIONEER REAL ESTATE           PIONEER SMALL AND MID CAP
                                                  SHARES VCT                     GROWTH VCT
                                             SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                         ----------------------------    ----------------------------
                                             2007            2006          2007 (d)          2006
                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     72,434    $     52,464    $    (29,731)   $    (29,079)
  Net realized gains (losses)               1,629,909         881,707         440,726          48,881
  Change in unrealized gains (losses)
    on investments                         (3,968,337)      1,944,286        (160,160)         67,624
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations     (2,265,994)      2,878,457         250,835          87,426
                                         ------------    ------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                         1,250,342       1,142,375         160,798         345,331
  Transfers from other funding options      1,124,750       1,442,497         847,130         166,784
  Contract charges                             (3,368)         (3,784)           (355)           (228)
  Contract surrenders                        (520,059)       (495,003)       (125,681)       (149,621)
  Transfers to other funding options       (3,368,031)     (1,361,937)     (2,556,325)       (126,277)
  Other receipts (payments)                   (62,144)        (66,885)        (22,172)       (311,477
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                         (1,578,510)        657,263      (1,696,605)        (75,488)
                                         ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets                           (3,844,504)      3,535,720      (1,445,770)         11,938
NET ASSETS:
  Beginning of period                      12,050,372       8,514,652       1,445,770       1,433,832
                                         ------------    ------------    ------------    ------------
  End of period                          $  8,205,868    $ 12,050,372    $         --    $  1,445,770
                                         ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                        PIONEER SMALL CAP VALUE VCT   PIONEER STRATEGIC INCOME VCT        PIONEER VALUE VCT
                                            SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)         SUBACCOUNT (CLASS II)
                                        ---------------------------   ----------------------------   ---------------------------
                                            2007           2006           2007            2006         2007 (d)         2006
                                        ------------   ------------   ------------    ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   (116,505)  $   (156,999)  $    583,842    $    521,403   $     75,956   $   (112,062)
  Net realized gains (losses)              2,081,761        585,849         85,933          27,773      1,089,887        460,474
  Change in unrealized gains (losses)
    on investments                        (2,705,129)       533,817         91,630         114,530     (1,160,730)       496,398
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from operations      (739,873)       962,667        761,405         663,706          5,113        844,810
                                        ------------   ------------   ------------    ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                          560,311        604,893      1,989,679       1,975,464        130,559        322,331
  Transfers from other funding options       639,874      2,031,026      2,793,334       2,796,500        437,765        289,303
  Contract charges                            (2,245)        (2,470)        (5,240)         (5,385)        (2,092)        (2,189)
  Contract surrenders                       (502,897)      (423,094)    (1,202,019)       (741,591)      (556,410)      (259,164)
  Transfers to other funding options      (1,292,158)    (1,198,556)    (3,201,952)     (2,424,222)    (7,241,531)      (548,140)
  Other receipts (payments)                  (17,341)      (281,983)      (113,902)       (324,925)       (74,308)       (49,679)
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                          (614,456)       729,816        259,900       1,275,841     (7,306,017)      (247,538)
                                        ------------   ------------   ------------    ------------   ------------   ------------
    Net increase (decrease) in
      net assets                          (1,354,329)     1,692,483      1,021,305       1,939,547     (7,300,904)       597,272
NET ASSETS:
  Beginning of period                      9,032,090      7,339,607     16,827,589      14,888,042      7,300,904      6,703,632
                                        ------------   ------------   ------------    ------------   ------------   ------------
  End of period                         $  7,677,761   $  9,032,090   $ 17,848,894    $ 16,827,589   $         --   $  7,300,904
                                        ============   ============   ============    ============   ============   ============

(a)    For the period January 1, 2007 to April 27, 2007.
(b)    For the period April 30, 2007 to December 31, 2007.
(c)    For the period May 1, 2006 to December 31, 2006.
(d)    For the period January 1, 2007 to November 9, 2007.
(e)    For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                     PUTNAM VT
                                               INTERNATIONAL EQUITY       PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT (CLASS IB)        SUBACCOUNT (CLASS IB)
                                            --------------------------    --------------------------
                                               2007 (a)         2006        2007 (a)         2006
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $     7,763    $    (4,188)   $    (5,838)   $  (128,224)
  Net realized gains (losses)                   150,519         13,881      1,798,502        845,898
  Change in unrealized gains (losses)
    on investments                             (123,959)        58,114     (1,230,031)       367,489
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations           34,323         67,807        562,633      1,085,163
                                            -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                               2,221         13,795         32,679        418,302
  Transfers from other funding options          163,053         25,850        135,813      1,014,283
  Contract charges                                   (2)          (218)           (11)        (2,708)
  Contract surrenders                            (5,049)       (12,843)      (135,060)      (192,797)
  Transfers to other funding options           (543,913)        (9,949)    (9,147,687)      (815,389)
  Other receipts (payments)                          --           (233)       (31,337)            --
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (383,690)        16,402     (9,145,603)       421,691
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               (349,367)        84,209     (8,582,970)     1,506,854
NET ASSETS:
  Beginning of period                           349,367        265,158      8,582,970      7,076,116
                                            -----------    -----------    -----------    -----------
  End of period                             $        --    $   349,367    $        --    $ 8,582,970
                                            ===========    ===========    ===========    ===========


                                             VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE
                                              SUBACCOUNT (CLASS II)          SUBACCOUNT (CLASS II)
                                            --------------------------    --------------------------
                                               2007           2006           2007           2006
                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $   (31,497)   $   (50,789)   $    (1,547)   $    (1,871)
  Net realized gains (losses)                   276,586        455,323          8,246          3,515
  Change in unrealized gains (losses)
    on investments                             (547,401)       533,487          2,267          3,063
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from operations         (302,312)       938,021          8,966          4,707
                                            -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
  Purchase payments received from
    contract owners                              65,764        171,664            836            836
  Transfers from other funding options          378,481        352,891             --            936
  Contract charges                               (1,969)        (2,143)          (104)          (136)
  Contract surrenders                          (145,029)      (203,846)       (14,374)        (5,260)
  Transfers to other funding options           (550,936)      (325,864)       (16,103)       (13,033)
  Other receipts (payments)                     (52,460)          (255)            --             --
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in net
      assets resulting from contract
      transactions                             (306,149)        (7,553)       (29,745)       (16,657)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets                               (608,461)       930,468        (20,779)       (11,950)
NET ASSETS:
  Beginning of period                         7,723,985      6,793,517         93,491        105,441
                                            -----------    -----------    -----------    -----------
  End of period                             $ 7,115,524    $ 7,723,985    $    72,712    $    93,491
                                            ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION

MetLife of CT Separate Account Twelve for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on November 14, 2002 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)

Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)

LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)

Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                                 NEW NAME
--------                                                 --------
Legg Mason Partners Variable Multiple Discipline         Legg Mason Partners Variable Capital and Income
  Portfolio - Balanced All Cap Growth and Value            Portfolio
Legg Mason Partners Variable Social Awareness Stock      Legg Mason Partners Variable Social Awareness
  Portfolio                                                Portfolio
Janus Capital Appreciation Portfolio                     Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                      Pioneer Independence VCT Portfolio

MERGERS:

OLD NAME                                                 NEW NAME
--------                                                 --------
Legg Mason Partners Variable All Cap Portfolio           Legg Mason Partners Variable Fundamental Value
                                                           Portfolio
Legg Mason Partners Variable Large Cap Growth            Legg Mason Partners Variable III Large Cap Growth
  Portfolio I                                              Portfolio
Legg Mason Partners Variable Total Return Portfolio      Legg Mason Partners Variable Multiple Discipline
                                                           Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth           Legg Mason Partners Variable III Aggressive Growth
  Portfolio II                                             Portfolio
Legg Mason Partners Variable Growth and Income           Legg Mason Partners Variable Appreciation Portfolio
  Portfolio
Pioneer Mid-Cap Value Portfolio                          Lazard Mid-Cap Value Portfolio
Western Asset Management High Yield Bond Portfolio       BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                     Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                              Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                                                 NEW NAME
--------                                                 --------
AIM V.I. Capital Appreciation Fund                       Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio           MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio           Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio               Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                          PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund                      MFS Research International Portfolio
Putnam VT Small Cap Value Fund                           Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                            NEW PORTFOLIO
-------------                                            -------------
BlackRock Large-Cap Core Portfolio (Class A)             BlackRock Large-Cap Core Portfolio (Class E)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK - The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE - The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION - For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT - For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE - For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT - For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                                           1.40% - 1.75%
Administrative                                                       0.15%
Enhanced Stepped-Up Provision                                        0.20%
Guaranteed Minimum Withdrawal Benefit                                0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life                       0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit                              0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4.   STATEMENT OF INVESTMENTS

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (Cost $3,314,508)                                                        260,110       3,758,588         241,756          932,586
AIM V.I. Utilities Subaccount (Series I) (Cost $1,808,731)                 101,423       2,431,121         311,002          247,144
AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $0) (a)              --              --         116,301        7,745,620
Alger American Leveraged AllCap Subaccount (Class S)
  (Cost $1,236,094)                                                         34,938       1,906,568         116,380          178,689
American Funds Global Growth Subaccount (Class 2)
  (Cost $9,417,715)                                                        526,671      13,166,782       2,100,199        1,603,630
American Funds Growth-Income Subaccount (Class 2)
  (Cost $25,184,762)                                                       697,329      29,469,123       2,829,652        3,608,152
American Funds Growth Subaccount (Class 2)
  (Cost $25,956,549)                                                       500,804      33,413,638       3,728,878        4,048,692
Credit Suisse Trust Emerging Markets Subaccount
  (Cost $0) (a)                                                                 --              --          66,282        5,933,986
Credit Suisse Trust Global Small Cap Subaccount
  (Cost $942,273)                                                           76,102       1,071,518           4,540          178,496
Dreyfus MidCap Stock Subaccount (Service Shares)
  (Cost $5,792,291)                                                        351,261       5,426,989         820,560          829,525
Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (Cost $130,736)                                           5,465         165,330           2,722           46,462
Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (Cost $1,685,154)                                                         47,739       2,141,571         167,440          284,611
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
  (Cost $4,442,523)                                                        114,794       3,712,450         986,191          930,657
DWS VIT Equity 500 Index Subaccount (Class 2)
  (Cost $5,584,795)                                                        428,390       6,644,324         169,317          266,836
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
  (Cost $4,919,597)                                                        307,946       4,927,129       1,369,956        1,257,885
DWSI Global Opportunities Subaccount (Class B)
  (Cost $2,453,224)                                                        184,208       3,319,423         560,888          738,969
DWSII Balanced Subaccount (Class B) (Cost $2,963,024)                      134,037       3,321,431         407,636          330,810
DWSI Bond Subaccount (Class B) (Cost $82,091)                               11,924          82,994          44,715           78,502
DWSI Capital Growth Subaccount (Class B) (Cost $7,534,163)                 453,168       9,203,842         331,644        1,280,223
DWSI Growth & Income Subaccount (Class B)
  (Cost $4,127,639)                                                        433,853       4,672,593         280,290          772,021
DWSI Health Care Subaccount (Class B) (Cost $1,706,062)                    139,297       2,005,882         501,960          616,785
DWSII International Subaccount (Class B) (Cost $3,605,664)                 343,099       5,139,617         394,704          739,377
DWSII Strategic Income Subaccount (Class B)
  (Cost $3,375,509)                                                        298,920       3,476,442         524,610          591,529
DWSII Blue Chip Subaccount (Class B) (Cost $4,397,185)                     309,105       4,516,018       3,174,092        3,477,375
DWSII Conservative Allocation Subaccount (Class B)
  (Cost $5,850,236)                                                        530,991       6,281,623       1,157,704        1,675,494
DWSII Core Fixed Income Subaccount (Class B)
  (Cost $6,508,306)                                                        553,681       6,533,431         509,376          939,256
DWSII Davis Venture Value Subaccount (Class B)
  (Cost $8,893,115)                                                        757,997      11,044,022       2,186,471        3,674,245
DWSII Dreman High Return Equity Subaccount (Class B)
  (Cost $11,832,300)                                                       916,945      13,213,184         640,335        1,429,967
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
  (Cost $8,245,794)                                                        451,177       9,059,644       1,683,457        1,387,545
DWSII Global Thematic Subaccount (Class B)
  (Cost $4,308,647)                                                        300,996       4,713,595       2,647,894        1,278,329
DWSII Government & Agency Securities Subaccount (Class B)
  (Cost $2,798,428)                                                        233,801       2,887,445       6,103,436        6,267,670

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
DWSII Growth Allocation Subaccount (Class B)
  (Cost $13,242,036)                                                     1,162,687      14,766,123       3,029,923        1,157,720
DWSII High Income Subaccount (Class B)
  (Cost $4,207,438)                                                        520,102       4,061,995       1,235,380        2,102,779
DWSII International Select Equity Subaccount (Class B)
  (Cost $5,732,864)                                                        476,595       7,959,129       1,254,644        1,611,016
DWSII Janus Growth & Income Subaccount (Class B)
  (Cost $1,736,576)                                                        185,126       2,319,626          25,780          200,915
DWSII Large Cap Value Subaccount (Class B)
  (Cost $3,283,088)                                                        218,654       4,198,164         388,423          920,409
DWSII Mid Cap Growth Subaccount (Class B)
  (Cost $742,833)                                                           69,521         928,102           1,099          137,971
DWSII Moderate Allocation Subaccount (Class B)
  (Cost $14,072,888)                                                     1,281,326      15,734,681       1,996,584        2,184,355
DWSII Money Market Subaccount (Class B)
  (Cost $7,233,966)                                                      7,233,966       7,233,966      13,945,630       13,333,887
DWSII Small Cap Growth Subaccount (Class B)
  (Cost $2,849,511)                                                        238,722       3,525,928         157,404          588,895
DWSII Technology Subaccount (Class B) (Cost $1,153,751)                    130,238       1,371,409         377,887          567,693
DWSII Turner Mid Cap Growth Subaccount (Class B)
  (Cost $1,907,639)                                                        200,944       2,463,578         322,465          406,242
Fidelity VIP Contrafund Subaccount (Service Class 2)
  (Cost $13,264,390)                                                       485,731      13,338,169       4,468,026        1,949,317
Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (Cost $437,248)                                         57,745         518,548         119,630          156,458
Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (Cost $13,829,962)                                                       469,881      16,741,860       2,501,347        2,954,353
FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (Cost $12,281,464)                                             712,863      13,736,878       1,852,538        3,114,651
FTVIPT Franklin Small Mid-Cap Growth Securities
  Subaccount (Class 2) (Cost $6,109,891)                                   313,001       7,170,862       1,999,276        1,887,492
FTVIPT Templeton Developing Markets Securities Subaccount
  (Class 2) (Cost $5,978,337)                                              602,266       9,636,258       1,679,397        1,692,542
FTVIPT Templeton Foreign Securities Subaccount (Class 2)
  (Cost $11,540,611)                                                       764,667      15,484,507       3,186,994        3,035,714
Janus Aspen Global Life Sciences Subaccount (Service Shares)
  (Cost $435,627)                                                           57,157         653,877          72,387          227,896
Janus Aspen Global Technology Subaccount (Service Shares)
  (Cost $682,232)                                                          188,646         977,188         143,164          230,796
Janus Aspen Worldwide Growth Subaccount (Service Shares)
  (Cost $322,765)                                                           12,685         444,340          20,386           50,343
LMPVET Aggressive Growth Subaccount (Class I)
  (Cost $5,358,087) (b)                                                    315,659       5,148,397       6,127,197          759,436
LMPVET Aggressive Growth Subaccount (Class II)
  (Cost $9,605,099) (b)                                                    565,991       9,219,999      10,611,076          996,710
LMPVET Appreciation Subaccount (Class I)
  (Cost $1,600,110) (b)                                                     57,567       1,517,463       1,882,641          286,366
LMPVET Equity Index Subaccount (Class II)
  (Cost $7,205,809)                                                        252,551       8,483,186         764,200        1,200,927
LMPVET Fundamental Value Subaccount (Class I)
  (Cost $4,906,602) (b)                                                    205,179       4,450,343       5,161,584          253,909
LMPVET Investors Subaccount (Class I) (Cost $2,045,653)                    153,229       2,531,345         161,813          240,942
LMPVET Large Cap Growth Subaccount (Class I)
  (Cost $2,169,148) (b)                                                    131,139       2,176,915       2,364,636          198,200

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
LMPVET Small Cap Growth Subaccount (Class I)
  (Cost $4,029,414)                                                        307,021       4,614,522         573,196          895,337
LMPVET Social Awareness Subaccount
  (Cost $979,759)                                                           40,571       1,011,028         197,549           69,366
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                               --              --         259,462        4,435,841
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                              --              --          85,047          549,708
LMPVPII Growth and Income Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --         120,039        1,771,433
LMPVPI Large Cap Growth Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --          35,564        2,595,464
LMPVPII Aggressive Growth Subaccount (Class I)
  (Cost $0) (a)                                                                 --              --         153,797        6,146,681
LMPVPII Aggressive Growth Subaccount (Class II)
  (Cost $0) (a)                                                                 --              --         340,163       10,441,992
LMPVET Capital and Income Subaccount (Class II)
  (Cost $7,639,729) (b)                                                    530,290       6,591,493       8,452,406          814,913
LMPVIT Adjustable Rate Income Subaccount
  (Cost $2,543,587)                                                        253,306       2,414,003         563,282          354,620
LMPVPI Total Return Subaccount (Class II) (Cost $0) (a)                         --              --       1,290,098        6,991,356
Lord Abbett Growth and Income Subaccount (Class VC)
  (Cost $0) (a)                                                                 --              --         127,239        9,107,359
Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (Cost $0) (a)                                                                 --              --          90,624       10,432,600
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (Cost $3,353,005)                                                        168,357       3,040,526         571,022          223,390
MIST BlackRock High Yield Subaccount (Class A)
  (Cost $6,298,359)                                                        749,718       6,177,677       4,444,311        1,114,459
MIST BlackRock Large-Cap Core Subaccount (Class E)
  (Cost $4,828,871) (b)                                                    440,349       4,874,665       5,507,162          685,943
MIST BlackRock Large-Cap Core Subaccount (Class A)
  (Cost $0) (a)                                                                 --              --         456,394        5,382,705
MIST Dreman Small-Cap Value Subaccount (Class A)
  (Cost $558,989)                                                           40,375         547,888         482,900           71,316
MIST Harris Oakmark International Subaccount (Class A)
  (Cost $3,328,299)                                                        189,074       3,265,314       1,104,952          924,236
MIST Janus Forty Subaccount (Class A) (Cost $4,848,236)                     65,321       5,474,539       1,357,936          899,404
MIST Lazard Mid-Cap Subaccount (Class B)
  (Cost $210,529) (b)                                                       15,754         190,618         462,056          239,768
MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (Cost $2,721,338)                                              159,643       2,739,478         672,177          296,706
MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (Cost $3,716,033)                                                        311,804       3,938,088         709,863          766,641
MIST Lord Abbett Growth and Income Subaccount (Class B)
  (Cost $13,817,433)                                                       490,861      14,082,798       9,751,471        1,924,591
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (Cost $9,850,744)                                                        460,747       8,975,357      10,643,154          900,778
MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (Cost $1,219,453)                                                        100,319       1,211,849          58,105          185,341
MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (Cost $6,634,686) (b)                                                    579,631       6,891,816       8,215,675        1,618,445
MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (Cost $231,687)                                                           16,157         240,095         154,471           41,896
MIST MFS Emerging Markets Equity Subaccount (Class A)
  (Cost $5,674,266) (b)                                                    493,480       7,096,243       6,196,330          592,902

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
MIST MFS Research International Subaccount (Class B)
  (Cost $1,337,516) (b)                                                     97,226       1,392,276       1,408,895           75,594
MIST MFS Value Subaccount (Class A) (Cost $3,968,200)                      288,398       4,337,512         824,457          508,299
MIST Neuberger Berman Real Estate Subaccount (Class A)
  (Cost $7,387,929)                                                        487,611       6,865,558       1,621,536        2,188,741
MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (Cost $7,342,828)                                              802,484       7,912,496       2,183,386        1,479,945
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
  (Cost $5,709,338) (b)                                                    559,982       6,137,400       6,276,218          578,958
MIST Pioneer Fund Subaccount (Class A) (Cost $596,051)                      43,291         659,316         170,724          333,242
MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (Cost $0) (a)                                                                 --              --          24,226          112,478
MIST Pioneer Strategic Income Subaccount (Class A)
  (Cost $5,987,545)                                                        630,335       6,315,956         818,576        1,103,906
MIST Third Avenue Small Cap Value Subaccount (Class B)
  (Cost $15,596,373)                                                       914,578      14,340,582       9,909,786        2,252,185
MSF BlackRock Aggressive Growth Subaccount (Class D)
  (Cost $3,591,055)                                                        148,670       4,260,890         244,774          617,566
MSF BlackRock Bond Income Subaccount (Class A)
  (Cost $5,431,135)                                                         52,221       5,833,645         667,229        1,046,019
MSF BlackRock Money Market Subaccount (Class A)
  (Cost $29,186,728)                                                       291,866      29,186,728      22,065,675       14,953,167
MSF FI Large Cap Subaccount (Class A) (Cost $3,159,814)                    214,560       3,145,444         391,857          516,894
MSF FI Value Leaders Subaccount (Class D) (Cost $5,135,536)                 25,612       5,014,280         645,934          587,354
MSF MetLife Aggressive Allocation Subaccount (Class B)
  (Cost $1,179,225)                                                        102,348       1,290,604         117,671          373,774
MSF MetLife Conservative Allocation Subaccount (Class B)
  (Cost $413,669)                                                           39,326         437,310         353,156          236,027
MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (Cost $875,036)                                      78,854         909,192         689,137           68,876
MSF MetLife Moderate Allocation Subaccount (Class B)
  (Cost $2,534,609)                                                        233,522       2,792,919         209,854          288,685
MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (Cost $5,347,847)                                   463,617       5,739,582       2,210,524        1,294,716
MSF MFS Total Return Subaccount (Class B)
  (Cost $4,474,813)                                                         30,494       4,666,569       1,488,733          748,963
MSF MFS Total Return Subaccount (Class F)
  (Cost $21,514,588)                                                       148,578      22,799,306       2,200,001        2,533,806
MSF Oppenheimer Global Equity Subaccount (Class B)
  (Cost $23,501,307)                                                     1,482,539      25,855,474       1,705,881        4,819,127
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
  (Cost $1,521,487)                                                        106,867       1,752,614         181,142          366,006
MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (Cost $0) (a)                                            --              --         447,351        3,304,520
MSF Western Asset Management U.S. Government
  Subaccount (Class A) (Cost $2,246,601)                                   189,360       2,365,112         503,293          324,644
PIMCO VIT Real Return Subaccount (Administrative Class)
  (Cost $0) (a)                                                                 --              --         187,127        6,150,591
PIMCO VIT Total Return Subaccount (Administrative Class)
  (Cost $12,744,287)                                                     1,228,080      12,882,254       1,981,375        2,347,553
Pioneer America Income VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       5,881,461       13,746,119
Pioneer Bond VCT Subaccount (Class II)
  (Cost $7,749,169) (d)                                                    717,811       7,802,514       9,153,129        1,411,898

                                                                                                          FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2007           DECEMBER 31, 2007
                                                                     -----------------------------   ------------------------------
                                                                                        MARKET          COST OF         PROCEEDS
                                                                         SHARES        VALUE ($)     PURCHASES ($)   FROM SALES ($)
                                                                     -------------   -------------   -------------   --------------
Pioneer Cullen Value VCT Subaccount (Class II)
  (Cost $6,804,347)                                                        564,941       7,660,605       2,699,643          914,848
Pioneer Emerging Markets VCT Subaccount (Class II)
  (Cost $10,916,212)                                                       380,206      16,470,509       5,975,475        4,229,728
Pioneer Equity Income VCT Subaccount (Class II)
  (Cost $14,196,836)                                                       683,616      16,331,575       3,215,488        2,432,584
Pioneer Equity Opportunity VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       1,578,605        1,715,207
Pioneer Fund VCT Subaccount (Class II) (Cost $15,870,680)                  739,211      18,968,151       6,878,792        3,820,831
Pioneer Global High Yield VCT Subaccount (Class II)
  (Cost $6,272,633)                                                        613,405       5,913,619       3,307,086        1,377,435
Pioneer High Yield VCT Subaccount (Class II)
  (Cost $20,495,496)                                                     1,838,432      20,296,543       6,859,935       10,335,305
Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (Cost $4,646,908)                                  399,238       5,006,445       1,363,192          683,997
Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (Cost $101,545,019)                                         8,598,000     106,701,178      45,498,490        2,093,608
Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (Cost $64,678,779)                                          5,716,754      68,601,047      26,429,455        3,340,173
Pioneer Independence VCT Subaccount (Class II)
  (Cost $3,635,116)                                                        288,181       4,455,274         716,483          787,077
Pioneer International Value VCT Subaccount (Class II)
  (Cost $6,189,731)                                                        409,081       7,608,904       2,812,545        2,451,463
Pioneer Mid Cap Value VCT Subaccount (Class II)
  (Cost $13,708,127)                                                       664,463      12,711,186       3,910,851        3,045,356
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (Cost $4,798,141)                                             414,978       5,411,311       1,199,460        1,285,600
Pioneer Real Estate Shares VCT Subaccount (Class II)
  (Cost $8,479,753)                                                        349,984       8,207,115       2,792,491        3,309,483
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
  (Cost $0) (c)                                                                 --              --       1,537,980        2,710,256
Pioneer Small Cap Value VCT Subaccount (Class II)
  (Cost $8,506,365)                                                        598,981       7,678,933       2,961,296        1,665,601
Pioneer Strategic Income VCT Subaccount (Class II)
  (Cost $17,859,239)                                                     1,648,367      17,851,684       4,514,056        3,573,186
Pioneer Value VCT Subaccount (Class II) (Cost $0) (c)                           --              --       1,130,094        7,871,952
Putnam VT International Equity Subaccount (Class IB)
  (Cost $0) (a)                                                                 --              --         219,532          551,093
Putnam VT Small Cap Value Subaccount (Class IB)
  (Cost $0) (a)                                                                 --              --       1,118,814        9,318,190
Van Kampen LIT Comstock Subaccount (Class II)
  (Cost $6,619,800)                                                        515,702       7,116,687         662,047          827,660
Van Kampen LIT Enterprise Subaccount (Class II)
  (Cost $52,699)                                                             4,163          72,724             950           32,240

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November 9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
AIM V.I. Mid Cap Core Equity              2007   2,242   1.289 - 1.728     3,758          0.04         1.55 - 2.50     (1.76) - 7.60
  Subaccount (Series II)                  2006   2,637   1.209 - 1.606     4,137          0.69         1.55 - 2.50       8.23 - 9.25
                                          2005   2,898   1.115 - 1.470     4,197          0.30         1.55 - 2.50       3.10 - 7.81
                                          2004   2,579   1.065 - 1.391     3,560          0.03         1.55 - 2.50      6.27 - 11.82
                                          2003     935   1.237 - 1.244     1,161            --         1.55 - 2.50      7.74 - 13.30

AIM V.I. Utilities Subaccount (Series I)  2007   1,144   1.594 - 2.195     2,431          1.89         1.55 - 2.65     17.46 - 18.78
                                          2006   1,160   1.356 - 1.848     2,091          3.67         1.55 - 2.65     22.21 - 23.53
                                          2005     943   1.109 - 1.496     1,383          3.59         1.55 - 2.65    (3.92) - 15.08
                                          2004     384   1.199 - 1.300       494          1.02         1.55 - 2.65      2.65 - 22.21
                                          2003      74   1.064 - 1.066        79          1.78         1.95 - 2.30      7.04 - 12.11

AIM V.I. Capital Appreciation             2007      --   1.231 - 1.527        --            --         1.55 - 2.50       6.29 - 6.63
  Subaccount (Series II) (a)              2006   5,077   1.158 - 1.432     7,131            --         1.55 - 2.50       3.44 - 7.97
                                          2005   4,772   1.118 - 1.371     6,479            --         1.55 - 2.50      5.86 - 12.88
                                          2004   4,273   1.054 - 1.283     5,456            --         1.55 - 2.50       2.42 - 7.11
                                          2003   1,313   1.217 - 1.225     1,606            --         1.55 - 2.50      8.64 - 15.35

Alger American Leveraged AllCap           2007     946   1.808 - 2.061     1,906            --         1.55 - 2.50     29.87 - 31.11
  Subaccount (Class S)                    2006     967   1.388 - 1.572     1,492            --         1.55 - 2.50     16.03 - 17.14
                                          2005     945   1.189 - 1.342     1,250            --         1.55 - 2.50     11.39 - 12.40
                                          2004     713   1.067 - 1.194       843            --         1.55 - 2.50       1.63 - 7.65
                                          2003     187   1.118 - 1.123       209            --         1.70 - 2.50     (0.18) - 9.69

American Funds Global Growth              2007   6,410   1.622 - 2.221    13,165          2.69         1.55 - 2.60     11.86 - 13.09
  Subaccount (Class 2)                    2006   6,431   1.450 - 1.964    11,774          0.86         1.55 - 2.60     11.36 - 18.53
                                          2005   6,136   1.236 - 1.657     9,633          0.71         1.55 - 2.60     11.23 - 12.77
                                          2004   3,899   1.113 - 1.475     5,687          0.40         1.55 - 2.50      3.82 - 12.21
                                          2003     952   1.313 - 1.320     1,253          0.03         1.55 - 2.30      1.85 - 19.80

American Funds Growth-Income              2007  18,808   1.260 - 1.670    29,464          1.48         1.55 - 2.60       2.36 - 3.47
  Subaccount (Class 2)                    2006  19,767   1.231 - 1.614    30,164          1.56         1.55 - 2.60     12.22 - 13.42
                                          2005  19,719   1.097 - 1.423    26,682          1.55         1.55 - 2.60       2.11 - 9.11
                                          2004  10,637   1.065 - 1.366    14,361          1.41         1.55 - 2.50       2.70 - 8.67
                                          2003   2,514   1.249 - 1.257     3,151          1.74         1.55 - 2.50      7.63 - 21.10

American Funds Growth                     2007  18,526   1.443 - 1.916    33,408          0.77         1.55 - 2.60      9.48 - 10.62
  Subaccount (Class 2)                    2006  19,839   1.318 - 1.732    32,381          0.81         1.55 - 2.60       7.33 - 8.52
                                          2005  19,615   1.228 - 1.596    29,726          0.80         1.55 - 2.60     13.33 - 16.76
                                          2004  10,831   1.086 - 1.395    14,959          0.27         1.55 - 2.50      3.43 - 10.80
                                          2003   2,243   1.251 - 1.259     2,817          0.20         1.55 - 2.50      3.97 - 17.16

Credit Suisse Trust Emerging Markets      2007      --   1.640 - 2.801        --            --         1.55 - 2.65       4.39 - 4.79
  Subaccount (a)                          2006   2,258   1.570 - 2.673     5,572          0.57         1.55 - 2.65     29.03 - 30.45
                                          2005   1,943   1.215 - 2.049     3,698          0.74         1.55 - 2.65      0.33 - 27.21
                                          2004   1,220   1.161 - 1.626     1,875          0.46         1.55 - 2.65     16.51 - 28.86
                                          2003      48   1.317 - 1.322        63            --         1.55 - 2.30      4.35 - 22.15

                                                      AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                               (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                               ------   -------------   -------  -------------   ----------------   ---------------
Credit Suisse Trust Global Small Cap     2007     641   1.317 - 1.738     1,071             --        1.55 - 2.65    (6.46) - (5.44)
  Subaccount                             2006     723   1.236 - 1.838     1,280             --        1.55 - 2.65      8.49 - 11.46
                                         2005     399   1.120 - 1.649       629             --        1.55 - 2.65      0.27 - 14.36
                                         2004     284   1.129 - 1.442       394             --        1.55 - 2.65      3.48 - 15.75
                                         2003      27   1.236 - 1.238        34             --        1.95 - 2.30     15.70 - 25.97

Dreyfus MidCap Stock                     2007   3,752   1.223 - 1.499     5,426           0.30        1.55 - 2.65    (1.29) - (0.20)
  Subaccount (Service Shares)            2006   4,155   1.239 - 1.502     6,048           0.18        1.55 - 2.65       4.91 - 6.00
                                         2005   4,350   1.181 - 1.417     5,997             --        1.55 - 2.65    (0.25) - 14.74
                                         2004   3,418   1.114 - 1.321     4,425           0.30        1.55 - 2.65      2.82 - 15.92
                                         2003     767   1.168 - 1.174       898           0.31        1.55 - 2.50      2.98 - 17.10

Dreyfus Socially Responsible Growth      2007     124   1.178 - 1.360       165           0.28        1.55 - 2.50       4.83 - 5.84
  Subaccount (Service Shares)            2006     155   1.122 - 1.285       196             --        1.55 - 2.50       6.24 - 7.35
                                         2005     150   1.054 - 1.197       178           0.24        1.55 - 2.50       0.86 - 2.86
                                         2004      78   1.159 - 1.177        91           0.25        1.55 - 2.50       0.09 - 3.91
                                         2003      18           1.125        20             --        1.95 - 2.10       3.50 - 9.76

Dreyfus VIF Appreciation                 2007   1,462   1.230 - 1.506     2,141           1.52        1.55 - 2.60       4.33 - 5.46
  Subaccount (Initial Shares)            2006   1,535   1.179 - 1.428     2,141           1.51        1.55 - 2.60     13.47 - 14.70
                                         2005   1,556   1.039 - 1.245     1,900           0.02        1.55 - 2.60       0.87 - 3.16
                                         2004   1,270   1.197 - 1.212     1,530           2.04        1.55 - 2.30       2.31 - 4.69
                                         2003     613   1.167 - 1.171       717           2.87        1.55 - 2.10      1.74 - 15.19

Dreyfus VIF Developing Leaders           2007   2,967   0.993 - 1.313     3,712           0.77        1.55 - 2.50  (13.26) - (12.41)
  Subaccount (Initial Shares)            2006   3,271   1.144 - 1.499     4,726           0.41        1.55 - 2.50       1.26 - 2.18
                                         2005   3,570   1.129 - 1.467     5,092             --        1.55 - 2.50      3.17 - 10.90
                                         2004   2,585   1.095 - 1.408     3,609           0.28        1.55 - 2.50      8.62 - 11.62
                                         2003     891   1.276 - 1.285     1,142           0.05        1.55 - 2.50      4.85 - 25.59

DWS VIT Equity 500 Index                 2007   5,707   1.154 - 1.179     6,643           1.13        1.55 - 2.50       2.21 - 3.24
  Subaccount (Class 2)                   2006   5,731   1.126 - 1.142     6,499           0.80        1.55 - 2.65     12.15 - 13.41
                                         2005   6,021   1.004 - 1.007     6,053             --        1.55 - 2.65     (1.18) - 0.70

DWS VIT RREEF Real Estate Securities     2007   2,849   1.426 - 1.830     4,926           0.90        1.55 - 2.65  (18.51) - (17.64)
  Subaccount (Class B)                   2006   3,224   1.750 - 2.222     6,828             --        1.55 - 2.65     33.49 - 34.99
                                         2005   3,495   1.311 - 1.646     5,504           2.84        1.55 - 2.65    (3.73) - 16.90
                                         2004   2,400   1.209 - 1.501     3,514           0.42        1.55 - 2.65      3.11 - 35.46
                                         2003     506   1.160 - 1.166       589             --        1.55 - 2.50      4.29 - 18.19

DWSI Global Opportunities                2007   1,526   1.427 - 2.278     3,319           1.04        1.55 - 2.65       6.08 - 7.25
Subaccount (Class B)                     2006   1,707   1.344 - 2.124     3,473           0.89        1.55 - 2.65     18.75 - 20.00
                                         2005   1,836   1.131 - 1.770     3,142           0.35        1.55 - 2.65      1.16 - 16.61
                                         2004   1,126   1.193 - 1.523     1,662             --        1.55 - 2.65      4.35 - 22.99
                                         2003     274   1.251 - 1.255       344             --        1.70 - 2.30      7.82 - 22.36

DWSII Balanced Subaccount (Class B)      2007   2,730   1.134 - 1.269     3,321           2.87        1.55 - 2.65       1.61 - 2.75
                                         2006   2,690   1.116 - 1.235     3,193           2.20        1.55 - 2.65       7.00 - 8.14
                                         2005   3,592   1.043 - 1.142     3,937           2.71        1.55 - 2.65       1.16 - 2.62
                                         2004   2,934   1.031 - 1.116     3,150           0.36        1.55 - 2.65       1.19 - 4.69
                                         2003     359   1.060 - 1.066       382             --        1.55 - 2.50       3.91 - 6.85

DWSI Bond Subaccount (Class B)           2007      80   1.023 - 1.047        83           4.90        1.55 - 2.45       1.29 - 2.25
                                         2006     117   1.010 - 1.024       119           2.85        1.55 - 2.45       0.20 - 2.71
                                         2005      60   0.992 - 0.997        59             --        1.55 - 2.45     (1.19) - 0.81

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
DWSI Capital Growth Subaccount (Class B)  2007   6,350   1.272 - 1.488     9,202           0.25        1.55 - 2.65     9.21 - 10.47
                                          2006   6,909   1.162 - 1.347     9,098           0.21        1.55 - 2.65      5.39 - 6.48
                                          2005   4,625   1.100 - 1.265     5,732           0.25        1.55 - 2.65     4.46 - 11.49
                                          2004   1,365   1.053 - 1.184     1,587           0.10        1.55 - 2.65      2.33 - 6.11
                                          2003     337   1.112 - 1.118       376             --        1.55 - 2.50     4.39 - 10.08

DWSI Growth & Income                      2007   3,469   1.124 - 1.411     4,672           0.88        1.55 - 2.65   (1.71) - (0.56)
  Subaccount (Class B)                    2006   3,833   1.142 - 1.419     5,211           0.60        1.55 - 2.65     0.88 - 11.56
                                          2005   2,907   1.100 - 1.272     3,530           0.96        1.55 - 2.65     2.80 - 10.60
                                          2004   1,738   1.079 - 1.222     2,045           0.26        1.55 - 2.65     1.85 - 10.77
                                          2003     409   1.124 - 1.130       461             --        1.55 - 2.50     4.54 - 13.72

DWSI Health Care Subaccount (Class B)     2007   1,399   1.222 - 1.490     2,006             --        1.55 - 2.65     9.88 - 11.11
                                          2006   1,532   1.110 - 1.341     1,984             --        1.55 - 2.65      0.54 - 4.20
                                          2005   1,859   1.091 - 1.287     2,336             --        1.55 - 2.65    (0.63) - 6.66
                                          2004   1,418   1.037 - 1.210     1,681             --        1.55 - 2.65     0.78 - 11.15
                                          2003     483   1.119 - 1.125       542             --        1.55 - 2.50     1.44 - 11.12

DWSII International Subaccount (Class B)  2007   2,484   1.739 - 2.151     5,139           2.02        1.55 - 2.65    11.26 - 12.50
                                          2006   2,654   1.563 - 1.912     4,913           1.47        1.55 - 2.65     2.47 - 23.51
                                          2005   2,015   1.280 - 1.548     3,017           1.22        1.55 - 2.65     8.44 - 15.99
                                          2004   1,537   1.135 - 1.359     2,029           0.52        1.55 - 2.65     9.31 - 14.96
                                          2003     247   1.182 - 1.187       293             --        1.55 - 2.30     1.28 - 17.79

DWSII Strategic Income                    2007   3,027   1.120 - 1.207     3,476           5.66        1.55 - 2.65      2.25 - 3.45
  Subaccount (Class B)                    2006   3,200   1.093 - 1.173     3,569           4.66        1.55 - 2.65      5.92 - 7.10
                                          2005   4,592   1.031 - 1.100     4,816           6.75        1.55 - 2.65    (0.94) - 0.38
                                          2004   2,822   1.037 - 1.058     2,955             --        1.55 - 2.65     5.60 - 10.94
                                          2003     520   0.982 - 0.987       512             --        1.55 - 2.50    (0.10) - 3.79

DWSII Blue Chip Subaccount (Class B)      2007   2,910   1.210 - 1.639     4,515           0.70        1.55 - 2.65      0.45 - 1.55
                                          2006   3,352   1.204 - 1.614     5,161           0.44        1.55 - 2.65    12.15 - 13.42
                                          2005   3,966   1.072 - 1.423     5,453           0.65        1.55 - 2.65   (0.46) - 12.18
                                          2004   2,330   1.109 - 1.318     2,958           0.15        1.55 - 2.65     7.34 - 13.82
                                          2003     581   1.152 - 1.158       671             --        1.55 - 2.50     5.18 - 16.53

DWSII Conservative Allocation             2007   5,288   1.099 - 1.203     6,281           2.04        1.55 - 2.65      1.93 - 3.08
  Subaccount (Class B)                    2006   5,911   1.077 - 1.167     6,827           1.14        1.55 - 2.65      3.84 - 7.17
                                          2005   5,124   1.015 - 1.089     5,547             --        1.55 - 2.65      0.30 - 4.76
                                          2004   1,540   1.056 - 1.060     1,630             --        1.55 - 2.45      0.47 - 5.59

DWSII Core Fixed Income                   2007   6,255   1.007 - 1.077     6,532           3.94        1.55 - 2.65      1.00 - 2.11
  Subaccount (Class B)                    2006   6,799   0.997 - 1.060     6,979           3.21        1.55 - 2.65      1.22 - 2.36
                                          2005   6,920   0.985 - 1.041     6,972           2.88        1.55 - 2.65    (0.81) - 0.30
                                          2004   6,328   0.993 - 1.015     6,373           1.59        1.55 - 2.65      1.52 - 3.64
                                          2003   1,455   0.985 - 0.991     1,437             --        1.55 - 2.50    (1.50) - 2.92

DWSII Davis Venture Value                 2007   7,213   1.192 - 1.581    11,042           0.34        1.55 - 2.65      1.43 - 2.53
  Subaccount (Class B)                    2006   8,072   1.174 - 1.542    12,119           0.28        1.55 - 2.65    11.38 - 12.64
                                          2005   8,869   1.054 - 1.369    11,845           0.36        1.55 - 2.65   (0.35) - 11.05
                                          2004   6,497   1.066 - 1.273     8,146           0.01        1.55 - 2.65      1.94 - 9.65
                                          2003   1,041   1.154 - 1.161     1,205             --        1.55 - 2.50     5.55 - 15.11

                                                       AS OF DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  --------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS     LOWEST TO     ASSETS      INCOME           LOWEST TO        LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)        HIGHEST (%)     HIGHEST (%)
                                                ------   -------------   -------  -------------   ----------------   ---------------
DWSII Dreman High Return Equity           2007   8,965   1.138 - 1.547    13,211           1.05        1.55 - 2.65   (4.77) - (3.67)
  Subaccount (Class B)                    2006   9,449   1.194 - 1.606    14,551           1.28        1.55 - 2.65    11.28 - 16.38
                                          2005   7,389   1.165 - 1.380     9,823           1.17        1.55 - 2.65    (0.25) - 8.04
                                          2004   5,095   1.113 - 1.304     6,498           0.57        1.55 - 2.65     3.77 - 12.50
                                          2003     800   1.159 - 1.165       929             --        1.55 - 2.50     8.99 - 18.37

DWSII Dreman Small Mid Cap Value          2007   4,622   1.306 - 2.067     9,058           0.59        1.55 - 2.65    (0.07) - 1.13
  Subaccount (Class B)                    2006   5,080   1.305 - 2.044     9,922           0.38        1.55 - 2.65    21.35 - 22.62
                                          2005   5,312   1.075 - 1.667     8,507           0.34        1.55 - 2.65   (0.87) - 14.30
                                          2004   3,925   1.165 - 1.542     5,901           0.24        1.55 - 2.65     3.52 - 23.66
                                          2003     788   1.241 - 1.247       981             --        1.55 - 2.50     5.97 - 21.88

DWSII Global Thematic                     2007   2,281   1.540 - 2.137     4,713           0.23        1.55 - 2.65      3.02 - 4.24
  Subaccount (Class B)                    2006   1,889   1.493 - 2.050     3,734           0.20        1.55 - 2.65    26.31 - 27.65
                                          2005   1,843   1.181 - 1.606     2,844             --        1.55 - 2.65     0.17 - 22.10
                                          2004   1,126   1.122 - 1.332     1,451           0.35        1.55 - 2.65     2.57 - 14.26
                                          2003     185   1.178 - 1.183       219             --        1.55 - 2.30     4.15 - 17.66

DWSII Government & Agency Securities      2007   2,711   1.032 - 1.089     2,887           3.91        1.55 - 2.65      2.69 - 3.93
  Subaccount (Class B)                    2006   2,931   1.005 - 1.054     3,014           3.60        1.55 - 2.65      1.10 - 2.15
                                          2005   3,460   0.994 - 1.037     3,493           3.49        1.55 - 2.65    (0.58) - 0.69
                                          2004   3,316   0.998 - 1.015     3,343           0.98        1.55 - 2.65    (0.10) - 2.67
                                          2003     489   0.992 - 0.998       486             --        1.55 - 2.50    (0.30) - 1.74

DWSII Growth Allocation                   2007  11,361   1.171 - 1.320    14,764           1.89        1.55 - 2.55      2.90 - 3.94
  Subaccount (Class B)                    2006  10,427   1.138 - 1.270    13,088           0.76        1.55 - 2.65     9.66 - 10.92
                                          2005   9,972   1.036 - 1.145    11,336             --        1.55 - 2.65      1.27 - 8.10
                                          2004   2,461   1.093 - 1.097     2,695             --        1.55 - 2.45      0.64 - 8.43

DWSII High Income Subaccount (Class B)    2007   3,177   1.144 - 1.319     4,061           7.87        1.55 - 2.65   (2.14) - (1.05)
                                          2006   4,075   1.169 - 1.333     5,309           7.72        1.55 - 2.65      7.25 - 8.46
                                          2005   4,385   1.090 - 1.229     5,280          11.26        1.55 - 2.65    (0.45) - 3.52
                                          2004   3,479   1.082 - 1.207     4,131           4.49        1.55 - 2.65     0.67 - 11.89
                                          2003   1,081   1.088 - 1.094     1,180             --        1.55 - 2.50     4.69 - 10.66

DWSII International Select Equity         2007   3,764   1.757 - 2.224     7,958           2.24        1.55 - 2.65    13.14 - 14.40
  Subaccount (Class B)                    2006   4,304   1.553 - 1.944     8,024           1.58        1.55 - 2.65    21.80 - 23.12
                                          2005   4,187   1.275 - 1.579     6,374           2.31        1.55 - 2.65     0.62 - 15.19
                                          2004   3,414   1.148 - 1.407     4,698           0.21        1.55 - 2.65    14.09 - 16.09
                                          2003     443   1.206 - 1.212       535             --        1.55 - 2.50     9.78 - 20.30

DWSII Janus Growth & Income               2007   1,598   1.300 - 1.501     2,319           0.19        1.55 - 2.65      3.42 - 4.60
  Subaccount (Class B)                    2006   1,687   1.257 - 1.435     2,353           0.22        1.55 - 2.65      5.10 - 6.30
                                          2005   1,755   1.196 - 1.350     2,311             --        1.55 - 2.65     4.61 - 10.02
                                          2004   1,716   1.099 - 1.227     2,082             --        1.55 - 2.65     7.23 - 11.10
                                          2003     578   1.116 - 1.122       647             --        1.55 - 2.50     6.26 - 12.00

DWSII Large Cap Value                     2007   2,731   1.311 - 1.581     4,197           1.39        1.55 - 2.65     9.80 - 11.03
  Subaccount (Class B)                    2006   3,182   1.191 - 1.424     4,424           1.16        1.55 - 2.65    11.90 - 13.20
                                          2005   3,201   1.061 - 1.258     3,958           1.37        1.55 - 2.65    (0.93) - 5.55
                                          2004   2,718   1.080 - 1.258     3,390           0.73        1.55 - 2.50      2.29 - 7.98
                                          2003   1,057   1.159 - 1.165     1,229             --        1.55 - 2.50     6.79 - 16.30

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

                                                 AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------    --------------------------------------------------
                                                 UNIT VALUE(1)       NET       INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                         UNITS     LOWEST TO       ASSETS         INCOME         LOWEST TO           LOWEST TO
                                         (000S)   HIGHEST ($)      ($000S)       RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                         ------   ------------    --------     -------------  ----------------    ---------------
DWSII Mid Cap Growth            2007      609     1.317 - 1.555       928            --         1.55 - 2.65           5.11 - 6.29
 Subaccount (Class B)           2006      685     1.253 - 1.463       987            --         1.55 - 2.65           6.67 - 8.85
                                2005      463     1.164 - 1.344       609            --         1.55 - 2.65         11.71 - 12.91
                                2004      303     1.042 - 1.191       352            --         1.55 - 2.65         (2.70) - 7.03
                                2003      199     1.162 - 1.165       232            --         1.90 - 2.30          4.77 - 12.04

DWSII Moderate Allocation       2007   12,677     1.214 - 1.260    15,732          2.28         1.55 - 2.65           2.36 - 3.45
 Subaccount (Class B)           2006   13,356     1.186 - 1.218    16,084          0.89         1.55 - 2.65           8.01 - 9.24
                                2005   14,836     1.098 - 1.115    16,427            --         1.55 - 2.65         (0.18) - 6.03
                                2004    3,029     1.073 - 1.078     3,258            --         1.55 - 2.65           0.37 - 7.61

DWSII Money Market Subaccount   2007    7,000     1.003 - 1.047     7,233          4.35         1.55 - 2.65           1.91 - 2.95
 (Class B)                      2006    6,577     0.983 - 1.017     6,647          4.21         1.55 - 2.65           1.53 - 2.62
                                2005    4,663     0.967 - 0.996     4,572          2.40         1.55 - 2.65         (0.20) - 0.92
                                2004    6,157     0.968 - 0.987     6,018          0.59         1.55 - 2.65       (1.93) - (0.60)
                                2003    3,174     0.987 - 0.992     3,140          0.14         1.55 - 2.50         (1.00) - 0.00

DWSII Small Cap Growth          2007    2,609     1.162 - 1.396     3,525            --         1.55 - 2.65           3.01 - 4.18
 Subaccount (Class B)           2006    2,870     1.128 - 1.340     3,737            --         1.55 - 2.65           1.99 - 3.24
                                2005    2,914     1.106 - 1.298     3,694            --         1.55 - 2.65           1.19 - 7.41
                                2004    1,844     1.064 - 1.235     2,233            --         1.55 - 2.65          5.24 - 10.60
                                2003      434     1.129 - 1.135       491            --         1.55 - 2.50        (1.56) - 12.62

DWSII Technology Subaccount     2007    1,040     1.138 - 1.372     1,371            --         1.55 - 2.65         10.92 - 12.09
 (Class B)                      2006    1,157     1.025 - 1.224     1,369            --         1.55 - 2.65       (8.95) - (1.13)
                                2005    1,468     1.045 - 1.238     1,773          0.10         1.55 - 2.65           0.58 - 7.40
                                2004    1,154     1.043 - 1.217     1,379            --         1.55 - 2.65        (1.07) - 12.15
                                2003      473     1.212 - 1.217       574            --         1.70 - 2.50          0.66 - 20.63

DWSII Turner Mid Cap Growth     2007    1,369     1.496 - 1.869     2,463            --         1.55 - 2.65         21.82 - 23.20
 Subaccount (Class B)           2006    1,511     1.127 - 1.517     2,212            --         1.55 - 2.65           3.45 - 4.62
                                2005    1,496     1.088 - 1.450     2,112            --         1.55 - 2.65        (0.25) - 10.69
                                2004    1,267     1.096 - 1.324     1,648            --         1.55 - 2.65          7.94 - 17.60
                                2003      325     1.209 - 1.215       394            --         1.55 - 2.50        (1.54) - 19.04

Fidelity VIP Contrafund         2007    6,947     1.559 - 2.046    13,336          0.74         1.55 - 2.60         14.30 - 15.46
 Subaccount (Service Class 2)   2006    7,245     1.364 - 1.772    12,145          1.01         1.55 - 2.60           7.00 - 9.72
                                2005    6,669     1.257 - 1.615    10,287          0.10         1.55 - 2.60          4.80 - 16.54
                                2004    3,673     1.109 - 1.406     5,111          0.10         1.55 - 2.50          9.80 - 13.39
                                2003      800     1.232 - 1.240       989            --         1.55 - 2.50          5.92 - 16.45

Fidelity VIP Dynamic Capital    2007      319     1.418 - 1.654       518          0.11         1.55 - 2.50           4.08 - 5.08
 Appreciation Subaccount        2006      373     1.361 - 1.574       580          0.23         1.55 - 2.50         10.95 - 12.03
                                2005      378     1.225 - 1.405       526            --         1.55 - 2.50         17.70 - 18.87
                                2004      343     1.164 - 1.182       404            --         1.55 - 2.50         (0.93) - 7.57
                                2003       76     1.181 - 1.185        90            --         1.55 - 2.10          8.02 - 11.93

Fidelity VIP Mid Cap            2007    7,201     1.715 - 2.529    16,739          0.49         1.55 - 2.60         12.38 - 13.56
 Subaccount (Service Class 2)   2006    8,001     1.521 - 2.227    16,457          0.17         1.55 - 2.60          9.51 - 10.63
                                2005    7,583     1.384 - 2.013    14,291            --         1.55 - 2.60          6.96 - 20.22
                                2004    3,822     1.229 - 1.732     6,490            --         1.55 - 2.50          2.31 - 22.75
                                2003      529     1.402 - 1.411       745            --         1.55 - 2.50         12.40 - 29.56

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

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)     NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS       LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                              (000S)     HIGHEST ($)    ($000S)    RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                              ------    -------------   -------  -------------  ----------------  ---------------
FTVIPT Franklin Rising Dividends       2007    9,468    1.176 - 1.495    13,735      2.36          1.55 - 2.50    (5.11) - (4.23)
 Securities Subaccount (Class 2)       2006   10,451    1.238 - 1.561    15,927      1.03          1.55 - 2.50       0.00 - 15.37
                                       2005   10,170    1.083 - 1.353    13,569      0.90          1.55 - 2.50        0.84 - 4.86
                                       2004    8,803    1.072 - 1.329    11,625      0.63          1.55 - 2.50        5.09 - 9.29
                                       2003    2,494    1.208 - 1.216     3,024      0.01          1.55 - 2.50      10.80 - 15.13

FTVIPT Franklin Small Mid-Cap Growth   2007    4,212    1.279 - 1.772     7,170        --          1.55 - 2.50        8.45 - 9.52
 Securities Subaccount (Class 2)       2006    4,338    1.178 - 1.618     6,843        --          1.55 - 2.50      (0.66) - 7.21
                                       2005    4,117    1.110 - 1.512     6,114        --          1.55 - 2.50        2.22 - 6.12
                                       2004    3,296    1.087 - 1.465     4,794        --          1.55 - 2.50       2.70 - 11.03
                                       2003    1,007    1.326 - 1.335     1,341        --          1.55 - 2.50       8.16 - 21.98

FTVIPT Templeton Developing Markets    2007    2,839    2.319 - 3.645     9,635      2.29          1.55 - 2.60      25.46 - 26.83
 Securities Subaccount (Class 2)       2006    3,107    1.842 - 2.874     8,293      1.12          1.55 - 2.60      15.15 - 26.11
                                       2005    2,898    1.470 - 2.279     6,199      1.26          1.55 - 2.60      10.69 - 25.50
                                       2004    1,567    1.264 - 1.816     2,820      1.77          1.55 - 2.50      20.32 - 22.79
                                       2003      176    1.472 - 1.479       260      0.09          1.55 - 2.30      10.66 - 32.50

FTVIPT Templeton Foreign               2007    7,281    1.650 - 2.303    15,482      1.97          1.55 - 2.60      12.57 - 13.67
 Securities Subaccount (Class 2)       2006    7,524    1.467 - 2.026    14,166      1.26          1.55 - 2.60      17.07 - 19.60
                                       2005    6,693    1.239 - 1.694    10,686      1.16          1.55 - 2.60       4.76 - 10.49
                                       2004    3,696    1.158 - 1.562     5,739      0.99          1.55 - 2.50       9.56 - 16.74
                                       2003      947    1.330 - 1.338     1,264      0.02          1.55 - 2.50      14.52 - 21.33

Janus Aspen Global Life Sciences       2007      359    1.796 - 1.860       654        --          1.55 - 2.30       7.01 - 19.85
 Subaccount (Service Shares)           2006      445    1.499 - 1.552       678        --          1.55 - 2.50        3.67 - 4.65
                                       2005      519    1.446 - 1.483       759        --          1.55 - 2.50       9.63 - 10.67
                                       2004      554    1.319 - 1.340       736        --          1.55 - 2.50       0.23 - 12.42
                                       2003      163    1.186 - 1.192       193        --          1.55 - 2.30       6.33 - 16.80

Janus Aspen Global Technology          2007      535    1.433 - 1.918       977      0.32          1.55 - 2.50     (3.32) - 19.80
 Subaccount (Service Shares)           2006      564    1.206 - 1.601       876        --          1.55 - 2.40        5.24 - 6.17
                                       2005      586    1.146 - 1.508       860        --          1.55 - 2.40       1.60 - 16.99
                                       2004      516    1.054 - 1.373       700        --          1.55 - 2.30      (1.74) - 2.55
                                       2003      195    1.379 - 1.386       270        --          1.55 - 2.30       3.98 - 33.66

Janus Aspen Worldwide Growth           2007      270    1.604 - 1.677       444      0.56          1.55 - 2.50        6.65 - 7.64
 Subaccount (Service Shares)           2006      284    1.504 - 1.558       436      1.64          1.55 - 2.50       8.51 - 16.18
                                       2005      281    1.315 - 1.341       372      1.19          1.55 - 2.30        3.22 - 3.95
                                       2004      307    1.274 - 1.290       394      1.04          1.55 - 2.30        1.74 - 2.87
                                       2003      189    1.248 - 1.254       236      0.48          1.55 - 2.30       8.04 - 13.96

LMPVET Aggressive Growth
 Subaccount (Class I) (b)              2007    3,441    1.192 - 1.602     5,148        --          1.55 - 2.60    (5.08) - (4.42)

LMPVET Aggressive Growth
 Subaccount (Class II) (b)             2007    6,200    1.177 - 1.566     9,219        --          1.55 - 2.60      (5.13) - 2.51

LMPVET Appreciation
 Subaccount (Class I) (b)              2007      977    1.276 - 1.591     1,517      1.01          1.55 - 2.50        2.22 - 2.84

LMPVET Equity Index                    2007    5,611    1.253 - 1.581     8,482      1.55          1.55 - 2.50        2.37 - 3.27
 Subaccount (Class II)                 2006    6,128    1.224 - 1.531     9,015      1.33          1.55 - 2.50      12.22 - 13.41
                                       2005    6,558    1.089 - 1.350     8,557      1.35          1.55 - 2.50        1.70 - 5.37
                                       2004    4,922    1.072 - 1.316     6,410      2.02          1.55 - 2.50        7.56 - 8.94
                                       2003    1,436    1.204 - 1.212     1,736      2.05          1.55 - 2.50       5.41 - 19.82


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

                                                     AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                             ---------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)      NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                             UNITS      LOWEST TO      ASSETS      INCOME         LOWEST TO          LOWEST TO
                                             (000S)    HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------    -------  -------------  ----------------   ---------------
LMPVET Fundamental Value
 Subaccount (Class I) (b)             2007    2,837   1.223 - 1.659     4,450       1.22        1.55 - 2.50      (5.70) - (5.04)

LMPVET Investors Subaccount           2007    1,529   1.305 - 1.730     2,531       1.24        1.55 - 2.60        (4.61) - 2.31
 (Class I)                            2006    1,599   1.308 - 1.691     2,607       1.71        1.55 - 2.50        15.32 - 16.46
                                      2005    1,517   1.129 - 1.452     2,168       1.22        1.55 - 2.50         3.89 - 11.01
                                      2004    1,415   1.228 - 1.385     1,942       1.97        1.55 - 2.50          5.30 - 8.78
                                      2003      601   1.268 - 1.274       763       2.89        1.55 - 2.30         1.92 - 15.61

LMPVET Large Cap Growth
 Subaccount (Class I) (b)             2007    1,562   1.077 - 1.426     2,177       0.04        1.55 - 2.50      (1.16) - (0.56)

LMPVET Small Cap Growth               2007    2,390   1.411 - 2.013     4,614         --        1.55 - 2.40          7.38 - 8.28
 Subaccount (Class I)                 2006    2,668   1.314 - 1.859     4,787         --        1.55 - 2.40         9.99 - 11.05
                                      2005    2,725   1.194 - 1.674     4,428         --        1.55 - 2.50         2.50 - 11.48
                                      2004    1,987   1.168 - 1.621     3,189         --        1.55 - 2.30        12.51 - 26.00
                                      2003      511   1.423 - 1.430       729         --        1.55 - 2.30        17.67 - 27.74

LMPVET Social Awareness Subaccount    2007      816   1.216 - 1.263     1,011       1.37        1.55 - 2.60          8.03 - 9.21
                                      2006      837   1.121 - 1.162       951       0.53        1.55 - 2.60          3.03 - 6.05
                                      2005      728   1.065 - 1.102       781       0.86        1.55 - 2.60          0.66 - 6.85
                                      2004      471   1.045 - 1.077       492       1.90        1.55 - 2.05         3.77 - 12.19

LMPVPI All Cap Subaccount             2007       --   1.296 - 1.747        --       0.28        1.55 - 2.50          4.66 - 4.92
 (Class I) (a)                        2006    2,657   1.238 - 1.665     4,177       1.38        1.55 - 2.50        15.19 - 16.27
                                      2005    2,675   1.074 - 1.432     3,649       1.04        1.55 - 2.50          1.45 - 4.78
                                      2004    1,847   1.059 - 1.398     2,560       0.84        1.55 - 2.50         5.04 - 11.47
                                      2003      395   1.304 - 1.311       516       0.41        1.55 - 2.30         5.91 - 18.39

LMPVPI All Cap Subaccount             2007       --   1.241 - 1.261        --       0.04        1.55 - 2.30          1.80 - 5.60
 (Class II) (a)                       2006      388   1.187 - 1.203       465       2.11        1.55 - 2.30         3.58 - 16.01
                                      2005       14   1.035 - 1.037        15       0.66        1.55 - 1.70          1.47 - 3.19

LMPVPII Growth and Income             2007       --   1.244 - 1.547        --       0.06        1.55 - 2.50          4.13 - 4.46
 Subaccount (Class I) (a)             2006    1,129   1.193 - 1.481     1,641       0.39        1.55 - 2.50         9.66 - 11.10
                                      2005    1,167   1.083 - 1.338     1,542       0.39        1.55 - 2.50          1.01 - 2.06
                                      2004      992   1.291 - 1.311     1,292       1.25        1.55 - 2.50         1.48 - 10.14
                                      2003      381   1.223 - 1.229       467       0.40        1.55 - 2.30         5.61 - 13.22

LMPVPI Large Cap Growth               2007       --   1.087 - 1.434        --         --        1.55 - 2.50          3.83 - 4.16
 Subaccount (Class I) (a)             2006    1,821   1.045 - 1.377     2,458         --        1.55 - 2.50          1.68 - 2.68
                                      2005    1,844   1.023 - 1.341     2,433       0.02        1.55 - 2.50          2.67 - 3.55
                                      2004    1,712   0.992 - 1.295     2,194       0.28        1.55 - 2.50        (2.00) - 7.80
                                      2003      336   1.300 - 1.308       439       0.01        1.55 - 2.50         1.72 - 16.79

LMPVPII Aggressive Growth             2007       --   1.253 - 1.676        --         --        1.55 - 2.60          3.20 - 3.52
 Subaccount (Class I) (a)             2006    3,808   1.213 - 1.619     5,771         --        1.55 - 2.60          8.25 - 9.39
                                      2005    4,110   1.117 - 1.480     5,627         --        1.55 - 2.60         0.38 - 13.21
                                      2004    2,364   1.056 - 1.368     3,189         --        1.55 - 2.50         0.82 - 15.16
                                      2003      544   1.267 - 1.274       692         --        1.55 - 2.30         6.27 - 14.00

LMPVPII Aggressive Growth             2007       --   1.239 - 1.640        --         --        1.55 - 2.50          3.16 - 3.47
 Subaccount (Class II) (a)            2006    6,384   1.201 - 1.585     9,731         --        1.55 - 2.50        (0.83) - 9.08
                                      2005    5,744   1.112 - 1.453     8,186         --        1.55 - 2.50         6.94 - 17.18
                                      2004    5,307   1.325 - 1.346     7,099         --        1.55 - 2.50          2.37 - 7.08
                                      2003    2,029   1.249 - 1.257     2,544         --        1.55 - 2.50         4.59 - 14.84

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)      NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS      LOWEST TO       ASSETS     INCOME         LOWEST TO          LOWEST TO
                                              (000S)    HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------   -------------    -------  -------------  ----------------  -----------------
LMPVET Capital and Income
 Subaccount (Class II) (b)            2007    5,008   1.086 - 1.372     6,585         1.17        1.55 - 2.75         (0.91) - 0.00

LMPVIT Adjustable Rate Income         2007    2,392   0.993 - 1.026     2,414         4.88        1.55 - 2.40       (1.09) - (0.19)
 Subaccount                           2006    2,257   1.003 - 1.028     2,291         4.42        1.55 - 2.40           1.60 - 2.49
                                      2005    2,407   0.986 - 1.003     2,395         4.07        1.55 - 2.40           0.00 - 0.80
                                      2004    1,236   0.985 - 0.999     1,223         1.50        1.55 - 2.40       (0.90) - (0.10)
                                      2003      334   0.997 - 0.999       333         0.70        1.55 - 2.10           0.00 - 0.10

LMPVPI Total Return                   2007       --   1.096 - 1.372        --         0.61        1.55 - 2.75           2.15 - 2.85
 Subaccount (Class II) (a)            2006    4,276   1.069 - 1.334     5,559         2.06        1.55 - 2.75          4.06 - 10.52
                                      2005    3,594   1.065 - 1.207     4,305         1.63        1.55 - 2.50           0.43 - 4.12
                                      2004    3,513   1.172 - 1.191     4,165         1.84        1.55 - 2.50           5.78 - 6.82
                                      2003    1,629   1.108 - 1.115     1,812         0.61        1.55 - 2.50           2.68 - 7.99

Lord Abbett Growth and Income         2007       --   1.308 - 1.682        --           --        1.55 - 2.60           3.62 - 3.89
 Subaccount (Class VC) (a)            2006    5,613   1.262 - 1.619     8,597         1.26        1.55 - 2.60         14.21 - 15.48
                                      2005    5,714   1.105 - 1.402     7,631         1.26        1.55 - 2.60           0.63 - 4.74
                                      2004    2,428   1.099 - 1.379     3,320         1.61        1.55 - 2.50          0.18 - 11.21
                                      2003      412   1.235 - 1.243       511         1.40        1.55 - 2.50          9.44 - 15.72

Lord Abbett Mid-Cap Value             2007       --   1.468 - 1.995        --           --        1.55 - 2.60          9.80 - 10.22
 Subaccount (Class VC) (a)            2006    5,462   1.337 - 1.810     9,350         0.51        1.55 - 2.60          9.41 - 10.50
                                      2005    5,561   1.222 - 1.638     8,648         0.58        1.55 - 2.60          4.00 - 10.59
                                      2004    2,444   1.160 - 1.537     3,719         0.56        1.55 - 2.50          0.87 - 22.18
                                      2003      470   1.250 - 1.258       589         1.16        1.55 - 2.50         13.17 - 19.98

MIST Batterymarch Mid-Cap Stock       2007    1,734   1.302 - 1.792     3,040         0.31        1.55 - 2.60           3.33 - 4.43
 Subaccount (Class A)                 2006    1,723   1.260 - 1.716     2,909           --        1.55 - 2.60       (5.48) - (4.77)

MIST BlackRock High Yield             2007    4,862   1.153 - 1.331     6,177         6.22        1.44 - 2.49           0.17 - 1.14
 Subaccount (Class A)                 2006    2,483   1.151 - 1.316     3,167           --        1.55 - 2.60           4.64 - 5.45

MIST BlackRock Large-Cap Core
 Subaccount (Class E) (b)             2007    3,040   1.415 - 1.724     4,874           --        1.55 - 2.60       (0.77) - (0.06)

MIST BlackRock Large-Cap Core         2007       --   1.426 - 1.725        --         0.71        1.55 - 2.60           4.53 - 4.86
 Subaccount (Class A) (a)             2006    3,242   1.364 - 1.645     5,006           --        1.55 - 2.60           5.17 - 5.92

MIST Dreman Small-Cap Value           2007      421   1.286 - 1.322       548           --        1.55 - 2.60       (8.40) - (1.89)
 Subaccount (Class A)                 2006      116   1.342 - 1.356       156         0.76        1.55 - 2.20           6.17 - 6.60

MIST Harris Oakmark International     2007    1,793   1.477 - 1.924     3,265         0.90        1.54 - 2.59       (3.40) - (2.34)
 Subaccount (Class A)                 2006    1,852   1.529 - 1.970     3,430           --        1.51 - 2.56          9.45 - 10.57

MIST Janus Forty Subaccount           2007    2,714   1.717 - 2.172     5,474         0.17        1.55 - 2.60         27.09 - 28.44
 (Class A)                            2006    2,877   1.351 - 1.691     4,533           --        1.55 - 2.60           1.87 - 2.55

MIST Lazard Mid-Cap
 Subaccount (Class B) (b)             2007      171   1.102 - 1.127       191           --        1.55 - 2.40      (13.47) - (7.55)

MIST Legg Mason Partners Managed      2007    2,235   1.206 - 1.240     2,739         2.52        1.55 - 2.60           3.59 - 4.73
 Assets Subaccount (Class A)          2006    2,140   1.160 - 1.186     2,511           --        1.55 - 2.60           4.94 - 8.91

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

                                                      AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------  ----------------------------------------------------
                                                      UNIT VALUE(1)      NET    INVESTMENT(2)    EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO      ASSETS      INCOME           LOWEST TO         LOWEST TO
                                              (000S)   HIGHEST ($)     ($000S)    RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                              ------  -------------    -------  -------------    ----------------  -----------------
MIST Lord Abbett Bond Debenture       2007    2,922   1.180 - 1.387     3,937        5.60         1.55 - 2.40            4.33 - 5.24
 Subaccount (Class A)                 2006    3,066   1.131 - 1.318     3,953          --         1.55 - 2.40            4.24 - 5.79

MIST Lord Abbett Growth and Income    2007   12,851   1.084 - 1.104    14,081        0.45         1.30 - 2.35            1.31 - 2.41
 Subaccount (Class B)                 2006    5,975   1.070 - 1.078     6,422          --         1.30 - 2.35            6.89 - 7.69

MIST Lord Abbett Mid-Cap Value        2007    8,508   1.043 - 1.062     8,974        0.02         1.55 - 2.60       (10.78) - (0.93)
 Subaccount (Class B)                 2006      136   1.067 - 1.072       145          --         1.55 - 2.30           8.64 - 13.87

MIST Met/AIM Capital Appreciation     2007      777   1.267 - 1.596     1,212        0.09         1.55 - 2.60           9.04 - 10.14
 Subaccount (Class A)                 2006      854   1.162 - 1.449     1,207        0.18         1.55 - 2.60        (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
 Subaccount (Class E) (b)             2007    4,478   1.262 - 1.574     6,891          --         1.55 - 2.50            2.45 - 3.08

MIST Met/AIM Small Cap Growth         2007      175   1.365 - 1.388       240          --         1.55 - 2.20          (7.16) - 9.72
 Subaccount (Class A)                 2006       93   1.252 - 1.265       117          --         1.55 - 2.20        (1.18) - (0.71)

MIST MFS Emerging Markets Equity
 Subaccount (Class A) (b)             2007    2,220   2.040 - 3.509     7,095          --         1.55 - 2.65          24.32 - 25.28

MIST MFS Research International
 Subaccount (Class B) (b)             2007      611   1.776 - 2.326     1,392          --         1.55 - 2.50            2.07 - 4.49

MIST MFS Value Subaccount (Class A)   2007    2,971   1.425 - 1.475     4,337          --         1.55 - 2.60            4.86 - 5.96
                                      2006    2,750   1.357 - 1.399     3,800        1.29         1.55 - 2.60           9.71 - 10.56

MIST Neuberger Berman Real Estate     2007    6,745   1.006 - 1.024     6,864        1.11         1.55 - 2.60      (17.00) - (16.13)
 Subaccount (Class A)                 2006    7,891   1.212 - 1.221     9,607          --         1.55 - 2.60          20.84 - 21.73

MIST Oppenheimer Capital              2007    7,005   1.117 - 1.134     7,911          --         1.55 - 2.50          11.48 - 12.50
 Appreciation Subaccount              2006    6,714   1.002 - 1.008     6,757          --         1.55 - 2.50           0.80 - 10.44
 (Class B)

MIST PIMCO Inflation Protected
 Bond Subaccount (Class A) (b)        2007    5,208   1.117 - 1.214     6,136          --         1.55 - 2.60            5.58 - 6.30

MIST Pioneer Fund Subaccount          2007      437   1.312 - 1.606       659        0.98         1.55 - 2.50            2.40 - 3.41
 (Class A)                            2006      534   1.280 - 1.553       787          --         1.55 - 2.50           6.91 - 10.95

MIST Pioneer Mid-Cap Value            2007       --   1.267 - 1.286        --        0.42         1.55 - 2.30          10.08 - 10.48
 Subaccount (Class A) (a)             2006       80   1.151 - 1.164        93        0.27         1.55 - 2.30            4.90 - 9.83

MIST Pioneer Strategic Income         2007    5,237   1.176 - 1.222     6,315        0.67         1.55 - 2.60            3.90 - 5.00
 Subaccount (Class A)                 2006    5,401   1.131 - 1.170     6,233        4.78         1.55 - 2.60            2.85 - 3.57

MIST Third Avenue Small Cap Value     2007   14,692   0.965 - 0.983    14,338        0.60         1.55 - 2.60       (10.42) - (4.47)
 Subaccount (Class B)                 2006    8,025   1.022 - 1.029     8,232          --         1.55 - 2.60            1.89 - 5.67

MSF BlackRock Aggressive Growth       2007    2,444   1.301 - 1.791     4,260          --         1.55 - 2.50          17.41 - 18.61
 Subaccount (Class D)                 2006    2,614   1.106 - 1.510     3,869          --         1.55 - 2.50          (2.93) - 9.61

MSF BlackRock Bond Income             2007    5,316   1.044 - 1.114     5,833        3.36         1.55 - 2.60            3.56 - 4.70
 Subaccount (Class A)                 2006    5,754   1.006 - 1.064     6,054          --         1.55 - 2.60            3.17 - 3.91

                                                        AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                        UNIT VALUE(1)     NET     INVESTMENT(2)   EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS      LOWEST TO      ASSETS      INCOME          LOWEST TO         LOWEST TO
                                               (000S)    HIGHEST ($)     ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------   -------------    -------  -------------   ----------------  ----------------
MSF BlackRock Money Market             2007    27,728   1.023 - 1.069    29,182       4.94         1.55 - 2.90          0.29 - 3.38
 Subaccount (Class A)                  2006    21,570   0.999 - 1.034    22,072       3.30         1.55 - 2.90          0.69 - 2.27

MSF FI Large Cap Subaccount            2007     2,266   1.170 - 1.427     3,145       0.16         1.55 - 2.50          1.34 - 2.37
 (Class A)                             2006     2,475   1.153 - 1.394     3,366         --         1.55 - 2.50          0.75 - 1.38

MSF FI Value Leaders Subaccount        2007     3,442   1.212 - 1.519     5,013       0.84         1.55 - 2.60          1.34 - 2.50
 (Class D)                             2006     3,679   1.196 - 1.482     5,259         --         1.55 - 2.60          1.96 - 2.63

MSF MetLife Aggressive Allocation      2007     1,205   1.064 - 1.078     1,290       0.07         1.55 - 2.35          0.85 - 1.60
 Subaccount (Class B)                  2006     1,415   1.055 - 1.061     1,496         --         1.55 - 2.35          5.29 - 8.49

MSF MetLife Conservative Allocation    2007       406   1.070 - 1.084       437         --         1.55 - 2.35          0.75 - 3.93
 Subaccount (Class B)                  2006       288   1.037 - 1.043       299         --         1.55 - 2.35          3.07 - 4.20

MSF MetLife Conservative to Moderate   2007       844   1.070 - 1.083       909         --         1.55 - 2.30        (0.74) - 3.14
 Allocation Subaccount (Class B)       2006       254   1.046 - 1.050       267         --         1.55 - 2.05          4.39 - 4.79

MSF MetLife Moderate Allocation        2007     2,600   1.068 - 1.084     2,792       0.01         1.55 - 2.40          1.81 - 2.75
 Subaccount (Class B)                  2006     2,621   1.049 - 1.055     2,754         --         1.55 - 2.40          4.69 - 8.25

MSF MetLife Moderate to Aggressive     2007     5,340   1.066 - 1.084     5,739       0.04         1.55 - 2.50          1.23 - 2.26
 Allocation Subaccount (Class B)       2006     4,367   1.053 - 1.060     4,611         --         1.55 - 2.50          5.09 - 5.79

MSF MFS Total Return                   2007     4,279   1.074 - 1.099     4,666       1.87         1.55 - 2.90        (3.63) - 2.52
 Subaccount (Class B)                  2006     3,714   1.064 - 1.072     3,969         --         1.55 - 2.65          6.08 - 6.88

MSF MFS Total Return                   2007    16,679   1.210 - 1.419    22,796       1.97         1.55 - 2.60          1.50 - 2.60
 Subaccount (Class F)                  2006    17,476   1.189 - 1.383    23,413         --         1.55 - 2.60          6.20 - 6.88

MSF Oppenheimer Global Equity          2007    23,646   1.081 - 1.101    25,851       0.90         1.55 - 2.60          3.15 - 4.66
 Subaccount (Class B)                  2006    26,606   1.044 - 1.052    27,903         --         1.39 - 2.54          4.82 - 5.62

MSF T. Rowe Price Large Cap Growth     2007     1,533   1.131 - 1.149     1,752       0.20         1.55 - 2.50          6.50 - 7.48
 Subaccount (Class B)                  2006     1,682   1.062 - 1.069     1,795         --         1.55 - 2.50          6.41 - 9.79

MSF Western Asset Management High      2007        --   1.163 - 1.199        --      10.31         1.55 - 2.60          3.42 - 3.82
 Yield Bond Subaccount (Class A) (a)   2006     2,683   1.124 - 1.157     3,074         --         1.55 - 2.60          5.55 - 6.37

MSF Western Asset Management U.S.      2007     2,164   1.074 - 1.117     2,365       2.56         1.40 - 2.45          0.83 - 2.89
 Government Subaccount (Class A)       2006     2,009   1.046 - 1.091     2,145         --         1.40 - 2.35          2.95 - 3.47

PIMCO VIT Real Return                  2007        --   1.058 - 1.141        --       1.55         1.55 - 2.60          1.72 - 1.98
 Subaccount (Administrative            2006     5,412   1.040 - 1.119     5,903       4.23         1.55 - 2.60      (1.89) - (0.80)
 Class) (a)                            2005     5,654   1.056 - 1.128     6,256       2.87         1.55 - 2.60        (0.45) - 0.95
                                       2004     3,029   1.057 - 1.122     3,375       1.13         1.55 - 2.50        (0.28) - 7.16
                                       2003       631   1.041 - 1.047       659       0.36         1.55 - 2.30        (1.23) - 3.47

PIMCO VIT Total Return                 2007    11,365   1.095 - 1.155    12,880       4.80         1.55 - 2.60          5.98 - 7.04
 Subaccount (Administrative Class)     2006    12,017   1.030 - 1.079    12,782       4.42         1.55 - 2.60          1.15 - 2.83
                                       2005    12,105   1.014 - 1.055    12,645       3.50         1.55 - 2.60        (0.10) - 1.17
                                       2004     7,234   1.011 - 1.046     7,525       1.93         1.55 - 2.50          0.19 - 3.26
                                       2003     2,401   1.007 - 1.013     2,427       1.50         1.55 - 2.50        (1.65) - 1.00

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------  -------------------------------------------------
                                                         UNIT VALUE(1)     NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS      LOWEST TO      ASSETS     INCOME         LOWEST TO          LOWEST TO
                                                (000S)    HIGHEST ($)    ($000S)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                ------   -------------   -------  -------------  ----------------   ---------------
Pioneer America Income VCT               2007       --   1.022 - 1.077        --      3.94          1.55 - 2.70         2.22 - 3.79
 Subaccount (Class II) (c)               2006    7,615   0.993 - 1.042     7,758      4.42          1.55 - 2.70         0.61 - 3.07
                                         2005   10,145   0.985 - 1.031    10,216      4.46          1.55 - 2.50       (0.70) - 0.61
                                         2004    7,468   0.990 - 1.034     7,513      5.11          1.55 - 2.50       (0.29) - 1.51
                                         2003    2,327   0.989 - 0.995     2,311      2.52          1.55 - 2.50       (1.59) - 0.51

Pioneer Bond VCT Subaccount              2007    7,151   1.090 - 1.092     7,801      0.65          1.55 - 2.70         9.00 - 9.20
 (Class II) (d)

Pioneer Cullen Value VCT                 2007    5,893   1.278 - 1.312     7,659      0.81          1.55 - 2.50       (0.46) - 4.79
 Subaccount (Class II)                   2006    4,467   1.232 - 1.252     5,558      0.16          1.55 - 2.50        1.73 - 15.29
                                         2005    1,889   1.078 - 1.086     2,046        --          1.55 - 2.50        1.03 - 12.09

Pioneer Emerging Markets VCT             2007    4,034   2.826 - 4.474    16,468      0.34          1.55 - 2.60       14.77 - 40.25
 Subaccount (Class II)                   2006    3,716   2.031 - 3.190    11,210      0.32          1.55 - 2.50        3.83 - 33.42
                                         2005    3,244   1.740 - 2.391     7,510      0.46          1.55 - 2.50       28.70 - 35.54
                                         2004    2,014   1.737 - 1.764     3,534      0.75          1.55 - 2.50       14.59 - 16.82
                                         2003      421   1.501 - 1.510       634        --          1.55 - 2.50       12.08 - 38.95

Pioneer Equity Income VCT                2007    9,956   1.347 - 1.703    16,329      2.29          1.55 - 2.60     (3.23) - (0.99)
 Subaccount (Class II)                   2006    9,773   1.382 - 1.720    16,413      2.39          1.55 - 2.50        0.65 - 20.28
                                         2005    9,224   1.159 - 1.430    12,986      2.15          1.55 - 2.50         2.95 - 3.85
                                         2004    7,598   1.125 - 1.377    10,402      2.38          1.55 - 2.50        6.82 - 14.27
                                         2003    2,613   1.197 - 1.205     3,141      1.56          1.55 - 2.50        8.23 - 12.41

Pioneer Equity Opportunity VCT           2007       --   1.343 - 1.377        --      0.22          1.55 - 2.50      (4.12) - 10.07
 Subaccount (Class II) (c)               2006      140   1.236 - 1.251       175      0.42          1.55 - 2.20        7.51 - 17.46
                                         2005       34   1.058 - 1.065        36        --          1.55 - 2.40       (0.28) - 8.90

Pioneer Fund VCT Subaccount (Class II)   2007   11,868   1.310 - 1.633    18,965      1.02          1.55 - 2.50         0.07 - 3.16
                                         2006    9,837   1.281 - 1.583    15,314      1.11          1.55 - 2.50        2.16 - 14.63
                                         2005    9,980   1.128 - 1.381    13,612      1.10          1.55 - 2.50         3.30 - 7.25
                                         2004   11,740   1.090 - 1.324    15,481      1.06          1.55 - 2.50        7.07 - 10.08
                                         2003    4,059   1.205 - 1.213     4,914      0.73          1.55 - 2.50        3.77 - 13.58

Pioneer Global High Yield VCT            2007    5,196   1.065 - 1.154     5,913      8.03          1.55 - 2.90       (4.31) - 0.52
 Subaccount (Class II)                   2006    3,913   1.075 - 1.148     4,453      7.30          1.55 - 2.70        6.09 - 10.28
                                         2005    1,172   1.033 - 1.041     1,215      4.98          1.55 - 2.50       (0.10) - 5.71

Pioneer High Yield VCT                   2007   15,329   1.074 - 1.357    20,293      5.07          1.55 - 2.70         2.78 - 3.98
 Subaccount (Class II)                   2006   18,441   1.044 - 1.305    23,702      5.31          1.55 - 2.70         5.03 - 6.62
                                         2005   19,659   1.083 - 1.224    23,830      5.26          1.55 - 2.50       (0.83) - 3.85
                                         2004   28,870   1.087 - 1.223    35,120      5.10          1.55 - 2.50         2.64 - 6.16
                                         2003   12,367   1.145 - 1.152    14,223      3.47          1.55 - 2.50        6.79 - 10.03

Pioneer Ibbotson Aggressive Allocation   2007    4,015   1.233 - 1.266     5,006      1.20          1.55 - 2.50       (6.65) - 3.60
 VCT Subaccount (Class II)               2006    3,555   1.202 - 1.222     4,301      0.25          1.55 - 2.50        6.67 - 12.63
                                         2005      890   1.077 - 1.085       961        --          1.55 - 2.50        0.28 - 10.76

Pioneer Ibbotson Growth Allocation VCT   2007   88,486   1.089 - 1.230   106,682      1.02          1.55 - 2.90         2.74 - 4.06
Subaccount (Class II)                    2006   52,900   1.060 - 1.182    61,685      0.13          1.55 - 2.90        4.02 - 10.99
                                         2005    5,531   1.056 - 1.065     5,872        --          1.55 - 2.60         1.72 - 8.92

Pioneer Ibbotson Moderate Allocation     2007   58,479   1.076 - 1.190    68,590      1.00          1.55 - 2.90         2.57 - 4.02
 VCT Subaccount (Class II)               2006   38,675   1.049 - 1.144    43,825      0.30          1.55 - 2.90         4.59 - 8.95
                                         2005   12,754   1.042 - 1.050    13,374        --          1.55 - 2.60         2.96 - 6.54

                                                         AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                                      ------------------------   ---------------------------------------------------
                                                      UNIT VALUE(1)      NET     INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                              UNITS     LOWEST TO       ASSETS      INCOME         LOWEST TO           LOWEST TO
                                              (000S)   HIGHEST ($)     ($000S)     RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                              ------  -------------    -------   -------------  ----------------   -----------------
Pioneer Independence VCT              2007    3,271   1.231 - 1.394     4,455         --          1.55 - 2.50            4.71 - 5.77
 Subaccount (Class II)                2006    3,273   1.170 - 1.318     4,237         --          1.55 - 2.50           6.35 - 12.28
                                      2005    3,363   1.095 - 1.228     4,090       0.66          1.55 - 2.50          (0.87) - 1.66
                                      2004    4,349   1.083 - 1.208     5,236         --          1.55 - 2.50            3.35 - 9.95
                                      2003    1,756   1.146 - 1.154     2,023         --          1.55 - 2.50            3.79 - 9.41

Pioneer International Value VCT       2007    3,453   1.729 - 2.295     7,608       0.31          1.55 - 2.60           9.43 - 11.46
 Subaccount (Class II)                2006    3,248   1.575 - 2.059     6,534       0.27          1.55 - 2.50          16.87 - 20.69
                                      2005    1,486   1.316 - 1.706     2,492       0.07          1.55 - 2.50           5.82 - 17.71
                                      2004    1,595   1.480 - 1.504     2,386       0.42          1.55 - 2.50          14.27 - 16.59
                                      2003      595   1.282 - 1.290       766         --          1.55 - 2.50           5.25 - 20.67

Pioneer Mid Cap Value VCT             2007    6,894   1.354 - 1.928    12,709       0.59          1.55 - 2.50            2.73 - 3.71
 Subaccount (Class II)                2006    7,037   1.317 - 1.859    12,609         --          1.55 - 2.50           9.51 - 10.52
                                      2005    7,261   1.202 - 1.682    11,878       0.21          1.55 - 2.50            4.61 - 5.99
                                      2004    5,831   1.146 - 1.587     9,198       0.28          1.55 - 2.50           5.77 - 19.86
                                      2003    2,156   1.315 - 1.324     2,846         --          1.55 - 2.50           3.05 - 20.36

Pioneer Oak Ridge Large Cap Growth    2007    4,373   1.197 - 1.257     5,410       0.20          1.55 - 2.50            5.48 - 6.44
 VCT Subaccount (Class II)            2006    4,381   1.134 - 1.181     5,114       0.03          1.55 - 2.50            0.26 - 7.27
                                      2005    3,119   1.130 - 1.167     3,607       0.14          1.55 - 2.50         (1.61) - 10.44
                                      2004    1,678   1.072 - 1.095     1,832         --          1.55 - 2.50           5.62 - 10.81

Pioneer Real Estate Shares            2007    4,258   1.470 - 2.035     8,206       2.53          1.55 - 2.50      (29.06) - (20.35)
 VCT Subaccount (Class II)            2006    4,860   1.859 - 2.555    12,050       2.37          1.55 - 2.50          33.12 - 34.40
                                      2005    4,560   1.393 - 1.901     8,515       3.12          1.55 - 2.50          12.02 - 21.74
                                      2004    3,952   1.310 - 1.681     6,610       3.79          1.55 - 2.50          10.25 - 33.31
                                      2003    1,409   1.253 - 1.261     1,773       3.75          1.55 - 2.50           1.78 - 21.61

Pioneer Small and Mid Cap Growth      2007       --   1.275 - 1.388        --         --          1.55 - 2.50          17.32 - 18.23
 VCT Subaccount (Class II) (c)        2006    1,245   1.086 - 1.174     1,446         --          1.55 - 2.50           0.17 - 12.46
                                      2005    1,306   1.032 - 1.106     1,434         --          1.55 - 2.50            1.97 - 4.56
                                      2004      881   1.012 - 1.074       943         --          1.55 - 2.50          (0.28) - 9.64

Pioneer Small Cap Value VCT           2007    4,417   1.251 - 1.797     7,678       0.51          1.55 - 2.50        (9.48) - (8.60)
 Subaccount (Class II)                2006    4,708   1.378 - 1.966     9,032         --          1.55 - 2.50           4.08 - 12.41
                                      2005    4,265   1.251 - 1.749     7,340         --          1.55 - 2.50           8.39 - 16.15
                                      2004    3,723   1.574 - 1.599     5,922         --          1.55 - 2.50          16.94 - 18.01
                                      2003    1,448   1.346 - 1.355     1,957         --          1.55 - 2.50           4.56 - 20.61

Pioneer Strategic Income VCT          2007   14,162   1.060 - 1.301    17,849       5.15          1.55 - 2.90            1.24 - 4.50
 Subaccount (Class II)                2006   13,805   1.026 - 1.245    16,828       5.19          1.55 - 2.75            1.38 - 4.62
                                      2005   12,651   1.099 - 1.190    14,888       5.57          1.55 - 2.50          (0.70) - 0.93
                                      2004    9,365   1.098 - 1.179    10,984       5.69          1.55 - 2.50            2.81 - 8.26
                                      2003    2,460   1.082 - 1.089     2,673       3.35          1.55 - 2.50            3.73 - 8.18

Pioneer Value VCT                     2007       --   1.239 - 1.528        --       2.67          1.55 - 2.50          (0.68) - 0.13
 Subaccount (Class II) (c)            2006    4,868   1.247 - 1.526     7,301       0.21          1.55 - 2.50          12.26 - 13.29
                                      2005    5,042   1.110 - 1.347     6,704       0.09          1.55 - 2.50          (0.87) - 5.49
                                      2004    3,659   1.086 - 1.307     4,756       0.05          1.55 - 2.50            6.35 - 9.65
                                      2003      669   1.184 - 1.192       796       0.03          1.55 - 2.50           3.66 - 12.62

                                                   AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------  ---------------------------------------------------
                                                 UNIT VALUE(1)       NET    INVESTMENT(2)   EXPENSE RATIO(3)    TOTAL RETURN(4)
                                         UNITS     LOWEST TO       ASSETS      INCOME          LOWEST TO           LOWEST TO
                                         (000S)   HIGHEST ($)      ($000S)    RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                         ------  -------------     -------  -------------   ----------------    ---------------
Putnam VT International Equity   2007       --   2.143 - 2.226        --        2.62         1.55 - 2.50            7.91 - 8.27
 Subaccount (Class IB) (a)       2006      173   1.986 - 2.056       349        0.60         1.55 - 2.50           9.24 - 25.75
                                 2005      164   1.603 - 1.635       265        1.48         1.55 - 2.30           9.64 - 10.47
                                 2004      181   1.462 - 1.480       266        1.24         1.55 - 2.30          13.60 - 14.37
                                 2003      122   1.287 - 1.294       157          --         1.55 - 2.30           7.21 - 21.47

Putnam VT Small Cap Value        2007       --   1.509 - 2.310        --        0.55         1.55 - 2.60            6.46 - 6.80
 Subaccount (Class IB) (a)       2006    4,291   1.416 - 2.163     8,583        0.32         1.55 - 2.60           7.03 - 15.48
                                 2005    3,995   1.235 - 1.873     7,076        0.15         1.55 - 2.60           3.87 - 13.11
                                 2004    2,173   1.195 - 1.777     3,821        0.22         1.55 - 2.50          14.46 - 24.27
                                 2003      614   1.425 - 1.430       876          --         1.55 - 2.10          16.78 - 32.40

Van Kampen LIT Comstock          2007    4,583   1.233 - 1.642     7,116        1.57         1.55 - 2.60        (4.86) - (3.86)
 Subaccount (Class II)           2006    4,764   1.296 - 1.708     7,724        1.27         1.55 - 2.60          13.09 - 14.25
                                 2005    4,753   1.146 - 1.495     6,794        0.73         1.55 - 2.60            1.53 - 6.87
                                 2004    2,034   1.131 - 1.458     2,942        0.46         1.55 - 2.50           0.27 - 15.62
                                 2003      579   1.253 - 1.261       728          --         1.55 - 2.50           6.55 - 14.43

Van Kampen LIT Enterprise        2007       49   1.436 - 1.501        73        0.17         1.55 - 2.50           9.70 - 10.69
 Subaccount (Class II)           2006       70   1.309 - 1.356        93        0.19         1.55 - 2.50            4.14 - 5.20
                                 2005       83   1.257 - 1.289       105        0.54         1.55 - 2.50            5.19 - 6.18
                                 2004      102   1.195 - 1.214       123        0.15         1.55 - 2.50            1.27 - 2.19
                                 2003      135   1.180 - 1.188       160          --         1.55 - 2.50           4.33 - 15.34

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each-period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                     This page is intentionally left blank.

6.   SCHEDULES OF ACCUMULATION UNITS

     FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                             AIM V.I.                                                       AIM V.I.
                                       MID CAP CORE EQUITY              AIM V.I. UTILITIES            CAPITAL APPRECIATION
                                      SUBACCOUNT (SERIES II)           SUBACCOUNT (SERIES I)         SUBACCOUNT (SERIES II)
                                    -------------------------       -------------------------      --------------------------
                                      2007             2006            2007           2006           2007 (a)         2006
                                    ---------       ---------       ---------       ---------      ----------       ---------
Accumulation units beginning
 of year                            2,636,698       2,897,737       1,160,456         943,225       5,076,653       4,772,428
Accumulation units issued and
 transferred from other
 funding options                      175,918         304,787          85,898         332,490          91,871         975,187
Accumulation units redeemed
 and transferred to other
 funding options                     (570,487)       (565,826)       (102,153)       (115,259)     (5,168,524)       (670,962)
                                    ---------       ---------       ---------       ---------      ----------       ---------
Accumulation units end of year      2,242,129       2,636,698       1,144,201       1,160,456              --       5,076,653
                                    =========       =========       =========       =========      ==========       =========

                                                                         CREDIT SUISSE TRUST           CREDIT SUISSE TRUST
                                        AMERICAN FUNDS GROWTH              EMERGING MARKETS             GLOBAL SMALL CAP
                                         SUBACCOUNT (CLASS 2)                 SUBACCOUNT                   SUBACCOUNT
                                    ---------------------------       -------------------------       ---------------------
                                       2007             2006           2007 (a)          2006          2007          2006
                                    ----------       ----------       ---------       ---------       -------       -------
Accumulation units beginning
 of year                            19,838,707       19,615,007       2,257,629       1,942,825       723,480       398,988
Accumulation units issued and
 transferred from other
 funding options                     1,290,646        2,400,948          33,782         654,269         3,330       420,394
Accumulation units redeemed
 and transferred to other
 funding options                    (2,602,901)      (2,177,248)     (2,291,411)       (339,465)      (86,169)      (95,902)
                                    ----------       ----------       ---------       ---------       -------       -------
Accumulation units end of year      18,526,452       19,838,707              --       2,257,629       640,641       723,480
                                    ==========       ==========       =========       =========       =======       =======

                                          DREYFUS VIF                                                     DWS VIT RREEF
                                       DEVELOPING LEADERS           DWS VIT EQUITY 500 INDEX          REAL ESTATE SECURITIES
                                   SUBACCOUNT (INITIAL SHARES)        SUBACCOUNT (CLASS 2)             SUBACCOUNT (CLASS B)
                                   ---------------------------      ------------------------          -----------------------
                                       2007            2006            2007           2006             2007           2006
                                    ---------       ---------       ---------      ----------       ---------       ---------
Accumulation units beginning
 of year                            3,270,787       3,569,797       5,731,105       6,020,791       3,224,038       3,495,191
Accumulation units issued and
 transferred from other
 funding options                      303,418         484,583          88,288         836,209         232,379         232,329
Accumulation units redeemed
 and transferred to other
 funding options                     (606,920)       (783,593)       (112,607)     (1,125,895)       (607,574)       (503,482)
                                    ---------       ---------       ---------      ----------       ---------       ---------
Accumulation units end of year      2,967,285       3,270,787       5,706,786       5,731,105       2,848,843       3,224,038
                                    =========       =========       =========      ==========       =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                         ALGER AMERICAN                 AMERICAN FUNDS                   AMERICAN FUNDS
                                        LEVERAGED ALLCAP                GLOBAL GROWTH                    GROWTH-INCOME
                                      SUBACCOUNT (CLASS S)           SUBACCOUNT (CLASS 2)             SUBACCOUNT (CLASS 2)
                                    ------------------------       ------------------------       ---------------------------
                                      2007         2006             2007            2006             2007             2006
                                    -------      ----------       ---------       ---------       ----------       ----------
Accumulation units beginning
 of year                            966,995         945,444       6,430,706       6,136,147       19,766,844       19,719,392
Accumulation units issued and
 transferred from other
 funding options                     62,529       2,093,816         835,418       1,077,691        1,295,794        1,670,899
Accumulation units redeemed
 and transferred to other
 funding options                    (83,604)     (2,072,265)       (856,595)       (783,132)      (2,254,532)      (1,623,447)
                                    -------      ----------       ---------       ---------       ----------       ----------
Accumulation units end of year      945,920         966,995       6,409,529       6,430,706       18,808,106       19,766,844
                                    =======      ==========       =========       =========       ==========       ==========

                                                                       DREYFUS SOCIALLY
                                       DREYFUS MIDCAP STOCK           RESPONSIBLE GROWTH             DREYFUS VIF APPRECIATION
                                    SUBACCOUNT (SERVICE SHARES)   SUBACCOUNT (SERVICE SHARES)       SUBACCOUNT (INITIAL SHARES)
                                    ---------------------------   ---------------------------       ---------------------------
                                      2007              2006        2007                2006          2007               2006
                                    ---------         ---------   -------             -------       ---------         ---------
Accumulation units beginning
 of year                            4,155,088         4,349,713   154,951             150,267       1,535,481         1,556,002
Accumulation units issued and
 transferred from other
 funding options                      112,144           248,103     1,741               6,099          87,970           129,273
Accumulation units redeemed
 and transferred to other
 funding options                     (515,219)         (442,728)  (33,163)             (1,415)       (161,683)         (149,794)
                                    ---------         ---------   -------             -------       ---------         ---------
Accumulation units end of year      3,752,013         4,155,088   123,529             154,951       1,461,768         1,535,481
                                    =========         =========   =======             =======       =========         =========

                                    DWSI GLOBAL OPPORTUNITIES             DWSII BALANCED                  DWSI BOND
                                       SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)          SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       ---------------------
                                      2007            2006            2007            2006           2007          2006
                                    ---------       ---------       ---------      ----------       -------       -------
Accumulation units beginning
 of year                            1,706,923       1,836,229       2,690,417       3,592,307       116,701        59,568
Accumulation units issued and
 transferred from other
 funding options                      135,592         343,757         261,328         166,104        11,167        90,783
Accumulation units redeemed
 and transferred to other
 funding options                     (316,054)       (473,063)       (221,735)     (1,067,994)      (47,717)      (33,650)
                                    ---------       ---------       ---------      ----------       -------       -------
Accumulation units end of year      1,526,461       1,706,923       2,730,010       2,690,417        80,151       116,701
                                    =========       =========       =========      ==========       =======       =======

                                       DWSI CAPITAL GROWTH            DWSI GROWTH & INCOME              DWSI HEALTH CARE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            6,909,126       4,624,551       3,832,574       2,906,782       1,531,946       1,858,896
Accumulation units issued and
 transferred from other
 funding options                      275,857       4,291,351         134,006       1,378,367         271,599         397,418
Accumulation units redeemed
 and transferred to other
 funding options                     (834,540)     (2,006,776)       (497,749)       (452,575)       (404,337)       (724,368)
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units end of year      6,350,443       6,909,126       3,468,831       3,832,574       1,399,208       1,531,946
                                    =========      ==========       =========       =========       =========       =========

                                              DWSII
                                      CONSERVATIVE ALLOCATION        DWSII CORE FIXED INCOME        DWSII DAVIS VENTURE VALUE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                   ----------      ----------       ---------       ---------      ----------      ----------
                                    C>
Accumulation units beginning
 of year                            5,911,140       5,124,460       6,799,153       6,920,095       8,072,146       8,868,840
Accumulation units issued and
 transferred from other
 funding options                      719,468       1,824,806         302,107         660,883       1,390,211       1,778,511
Accumulation units redeemed
 and transferred to other
 funding options                   (1,342,273)     (1,038,126)       (846,074)       (781,825)     (2,249,390)     (2,575,205)
                                   ----------      ----------       ---------       ---------      ----------      ----------
Accumulation units end of year      5,288,335       5,911,140       6,255,186       6,799,153       7,212,967       8,072,146
                                   ==========      ==========       =========       =========      ==========      ==========

                                        DWSII GOVERNMENT &
                                        AGENCY SECURITIES             DWSII GROWTH ALLOCATION            DWSII HIGH INCOME
                                       SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)             SUBACCOUNT (CLASS B)
                                    -------------------------       ---------------------------       -------------------------
                                      2007            2006             2007             2006            2007            2006
                                   ----------       ---------       ----------       ----------      ----------      ----------
Accumulation units beginning
 of year                            2,930,894       3,460,249       10,427,447        9,971,960       4,075,112       4,384,835
Accumulation units issued and
 transferred from other
 funding options                    5,740,657         469,958        1,495,083          905,657         684,585         900,583
Accumulation units redeemed
 and transferred to other
 funding options                   (5,960,848)       (999,313)        (561,352)        (450,170)     (1,583,112)     (1,210,306)
                                   ----------       ---------       ----------       ----------      ----------      ----------
Accumulation units end of year      2,710,703       2,930,894       11,361,178       10,427,447       3,176,585       4,075,112
                                   ==========       =========       ==========       ==========      ==========      ==========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                       DWSII INTERNATIONAL           DWSII STRATEGIC INCOME             DWSII BLUE CHIP
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------      --------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------       ---------       ---------      ----------      ----------      ----------
Accumulation units beginning
 of year                            2,654,147       2,015,370       3,199,784       4,592,161       3,352,322       3,966,272
Accumulation units issued and
 transferred from other
 funding options                      163,187       1,037,598         307,196         414,495       1,660,299       2,605,880
Accumulation units redeemed
 and transferred to other
 funding options                     (333,163)       (398,821)       (479,595)     (1,806,872)     (2,102,388)     (3,219,830)
                                    ---------       ---------       ---------      ----------      ----------      ----------
Accumulation units end of year      2,484,171       2,654,147       3,027,385       3,199,784       2,910,233       3,352,322
                                    =========       =========       =========      ==========      ==========      ==========

                                           DWSII DREMAN                   DWSII DREMAN
                                        HIGH RETURN EQUITY            SMALL MID CAP VALUE            DWSII GLOBAL THEMATIC
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            9,449,003       7,389,166       5,080,452       5,312,475       1,889,284       1,842,569
Accumulation units issued and
 transferred from other
 funding options                      444,030       3,190,023         172,051         316,717         958,053         708,704
Accumulation units redeemed
 and transferred to other
 funding options                     (928,308)     (1,130,186)       (630,444)       (548,740)       (566,267)       (661,989)
                                    ---------      ----------       ---------       ---------       ---------       ---------
Accumulation units end of year      8,964,725       9,449,003       4,622,059       5,080,452       2,281,070       1,889,284
                                    =========      ==========       =========       =========       =========       =========

                                       DWSII INTERNATIONAL                DWSII JANUS
                                          SELECT EQUITY                 GROWTH & INCOME              DWSII LARGE CAP VALUE
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007            2006            2007            2006            2007            2006
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            4,303,878       4,186,813       1,687,493       1,755,025       3,181,624       3,201,469
Accumulation units issued and
 transferred from other
 funding options                      215,650       1,061,345          24,805          98,402         119,487         377,954
Accumulation units redeemed
 and transferred to other
 funding options                     (755,492)       (944,280)       (114,348)       (165,934)       (570,043)       (397,799)
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units end of year      3,764,036       4,303,878       1,597,950       1,687,493       2,731,068       3,181,624
                                    =========       =========       =========       =========       =========       =========

                                     DWSII MID CAP GROWTH        DWSII MODERATE ALLOCATION           DWSII MONEY MARKET
                                     SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    ---------------------       ---------------------------      ----------------------------
                                     2007          2006            2007             2006             2007             2006
                                    -------       -------       ----------       ----------      -----------      -----------
Accumulation units beginning
 of year                            684,962       462,941       13,356,210       14,836,151        6,576,932        4,662,726
Accumulation units issued and
 transferred from other
 funding options                      1,242       290,290          858,922          695,233       13,812,410       17,206,058
Accumulation units redeemed
 and transferred to other
 funding options                    (77,525)      (68,269)      (1,538,226)      (2,175,174)     (13,389,680)     (15,291,852)
                                    -------       -------       ----------       ----------      -----------      -----------
Accumulation units end of year      608,679       684,962       12,676,906       13,356,210        6,999,662        6,576,932
                                    =======       =======       ==========       ==========      ===========      ===========

                                                                        FIDELITY VIP DYNAMIC
                                      FIDELITY VIP CONTRAFUND           CAPITAL APPRECIATION           FIDELITY VIP MID CAP
                                    SUBACCOUNT (SERVICE CLASS 2)    SUBACCOUNT (SERVICE CLASS 2)   SUBACCOUNT (SERVICE CLASS 2)
                                   -----------------------------    ----------------------------   ----------------------------
                                      2007               2006        2007                2006        2007               2006
                                   ----------          ---------    -------             -------    ----------         ---------
Accumulation units beginning
 of year                            7,245,376          6,668,831    373,300             378,485       8,000,764       7,582,507
Accumulation units issued and
 transferred from other
 funding options                      769,060          1,503,255     34,251              49,838         503,579       1,223,647
Accumulation units redeemed
 and transferred to other
 funding options                   (1,067,478)          (926,710)   (88,632)            (55,023)     (1,303,482)       (805,390)
                                   ----------          ---------    -------             -------      ----------       ---------
Accumulation units end of year      6,946,958          7,245,376    318,919             373,300       7,200,861       8,000,764
                                   ==========          =========    =======             =======      ==========       =========

                                        FTVIPT TEMPLETON                  JANUS ASPEN                         JANUS ASPEN
                                       FOREIGN SECURITIES             GLOBAL LIFE SCIENCES                 GLOBAL TECHNOLOGY
                                      SUBACCOUNT (CLASS 2)         SUBACCOUNT (SERVICE SHARES)         SUBACCOUNT (SERVICE SHARES)
                                   --------------------------      ---------------------------         ---------------------------
                                      2007            2006           2007               2006              2007              2006
                                   ----------      ----------      --------           --------         --------           --------
Accumulation units beginning
 of year                            7,524,393       6,693,352       444,548           518,761           563,862            586,057
Accumulation units issued and
 transferred from other
 funding options                    1,335,901       2,052,712        45,573            16,195            96,045             80,044
Accumulation units redeemed
 and transferred to other
 funding options                   (1,579,627)     (1,221,671)     (130,712)          (90,408)         (125,299)          (102,239)
                                   ----------      ----------      --------           -------          --------           --------
Accumulation units end of year      7,280,667       7,524,393       359,409           444,548           534,608            563,862
                                   ==========      ==========      ========           =======          ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.
(b)  For the period April 30, 2007 to December 31, 2007.
(c)  For the period January 1, 2007 to November 9, 2007.
(d)  For the period November 12, 2007 to December 31, 2007.

                                                                                                          DWSII TURNER
                                      DWSII SMALL CAP GROWTH            DWSII TECHNOLOGY                 MID CAP GROWTH
                                       SUBACCOUNT (CLASS B)           SUBACCOUNT (CLASS B)            SUBACCOUNT (CLASS B)
                                    -------------------------       -------------------------       -------------------------
                                      2007             2006            2007           2006            2007            2006
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units beginning
 of year                            2,869,770       2,913,920       1,156,525       1,467,983       1,511,418       1,495,838
Accumulation units issued and
 transferred from other
 funding options                      144,191         305,521         298,310         413,225          88,792         189,865
Accumulation units redeemed
 and transferred to other
 funding options                     (404,980)       (349,671)       (414,851)       (724,683)       (231,362)       (174,285)
                                    ---------       ---------       ---------       ---------       ---------       ---------
Accumulation units end of year      2,608,981       2,869,770       1,039,984       1,156,525       1,368,848       1,511,418
                                    =========       =========       =========       =========       =========       =========

                                          FTVIPT FRANKLIN               FTVIPT FRANKLIN SMALL             FTVIPT TEMPLETON
                                    RISING DIVIDENDS SECURITIES       MID-CAP GROWTH SECURITIES     DEVELOPING MARKETS SECURITIES
                                        SUBACCOUNT (CLASS 2)            SUBACCOUNT (CLASS 2)            SUBACCOUNT (CLASS 2)
                                    ---------------------------      --------------------------     -----------------------------
                                       2007             2006            2007            2006          2007                2006
                                    ----------       ----------      ----------       ---------     ---------           ---------
Accumulation units beginning
 of year                            10,450,689       10,170,208       4,338,468       4,117,118     3,106,536           2,898,348
Accumulation units issued and
 transferred from other
 funding options                     1,290,801        2,319,761       1,012,829         729,345       358,564             818,484
Accumulation units redeemed
 and transferred to other
 funding options                    (2,273,316)      (2,039,280)     (1,139,170)       (507,995)     (626,408)           (610,296)
                                    ----------       ----------      ----------       ---------     ---------           ---------
Accumulation units end of year       9,468,174       10,450,689       4,212,127       4,338,468     2,838,692           3,106,536
                                    ==========       ==========      ==========       =========     =========           =========

                                           JANUS ASPEN                    LMPVET                    LMPVET
                                         WORLDWIDE GROWTH            AGGRESSIVE GROWTH         AGGRESSIVE GROWTH
                                    SUBACCOUNT (SERVICE SHARES)     SUBACCOUNT (CLASS I)      SUBACCOUNT (CLASS II)
                                    ---------------------------     --------------------      ---------------------
                                      2007                2006      2007 (b)        2006       2007 (b)        2006
                                    -------             -------    ---------        ----      ---------        ----
Accumulation units beginning
 of year                            284,438             281,008           --          --             --          --
Accumulation units issued and
 transferred from other
 funding options                     10,731              25,643    3,912,988          --      6,876,691          --
Accumulation units redeemed
 and transferred to other
 funding options                    (24,856)            (22,213)    (471,671)         --       (676,242)         --
                                    -------             -------    ---------        ----      ---------        ----
Accumulation units end of year      270,313             284,438    3,441,317          --      6,200,449          --
                                    =======             =======    =========        ====      =========        ====

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         LMPVET                        LMPVET                   LMPVET
                                       APPRECIATION                 EQUITY INDEX           FUNDAMENTAL VALUE
                                   SUBACCOUNT (CLASS I)        SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (b)        2006         2007          2006       2007 (b)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                                --            --    6,127,853     6,558,427           --            --
Accumulation units issued and
  transferred from other
  funding options                 1,135,600            --      176,366       259,417    2,969,141            --
Accumulation units redeemed
  and transferred to other
  funding options                  (159,028)           --     (693,096)     (689,991)    (131,918)           --
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      976,572            --    5,611,123     6,127,853    2,837,223            --
                                  =========     =========    =========     =========    =========     =========


                                   LMPVET SOCIAL AWARENESS       LMPVPI ALL CAP             LMPVPI ALL CAP
                                          SUBACCOUNT          SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS II)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           836,982       727,771    2,656,788     2,675,215      388,321        14,305
Accumulation units issued and
  transferred from other
  funding options                    14,832       149,384       28,942       225,132       48,591       386,771
Accumulation units redeemed
  and transferred to other
  funding options                   (36,101)      (40,173)  (2,685,730)     (243,559)    (436,912)      (12,755)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      815,713       836,982           --     2,656,788           --       388,321
                                  =========     =========    =========     =========    =========     =========

                                         LMPVPII                      LMPVET                     LMPVIT
                                     AGGRESSIVE GROWTH          CAPITAL AND INCOME      ADJUSTABLE RATE INCOME
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)           SUBACCOUNT
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
of year                           6,383,999     5,743,628           --            --    2,257,235     2,406,519
Accumulation units issued and
  transferred from other
  funding options                   272,461     1,615,914    5,752,591            --      416,698       274,874

Accumulation units redeemed
  and transferred to other
  funding options                (6,656,460)     (975,543)    (744,317)           --     (281,923)     (424,158)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     6,383,999    5,008,274            --    2,392,010     2,257,235
                                  =========     =========    =========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                          LMPVET                     LMPVET                     LMPVET
                                         INVESTORS              LARGE CAP GROWTH            SMALL CAP GROWTH
                                    SUBACCOUNT (CLASS I)      SUBACCOUNT (CLASS I)        SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,598,998     1,516,850           --            --    2,668,291     2,724,916
Accumulation units issued and
  transferred from other
  funding options                    40,179       213,928    1,678,294            --      194,455       254,963
Accumulation units redeemed
  and transferred to other
  funding options                  (110,661)     (131,780)    (116,556)           --     (472,843)     (311,588)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,528,516     1,598,998    1,561,738            --    2,389,903     2,668,291
                                  =========     =========    =========     =========    =========     =========

                                         LMPVPII                     LMPVPI                     LMPVPII
                                     GROWTH AND INCOME           LARGE CAP GROWTH         AGGRESSIVE GROWTH
                                   SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)       SUBACCOUNT (CLASS I)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,129,162     1,166,829    1,821,446     1,844,144    3,807,793     4,109,719
Accumulation units issued and
  transferred from other
  funding options                    23,073        63,867       17,054       110,170      105,150       438,123
Accumulation units redeemed
  and transferred to other
  funding options                (1,152,235)     (101,534)  (1,838,500)     (132,868)  (3,912,943)     (740,049)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     1,129,162           --     1,821,446           --     3,807,793
                                  =========     =========    =========     =========    =========     =========

                                           LMPVPI                  LORD ABBETT               LORD ABBETT
                                        TOTAL RETURN           GROWTH AND INCOME            MID-CAP VALUE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS VC)     SUBACCOUNT (CLASS VC)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,275,730     3,593,736    5,613,027     5,714,249    5,462,211     5,561,090
Accumulation units issued and
  transferred from other
  funding options                 1,013,771     1,184,878       98,387       642,128       83,737       579,811
Accumulation units redeemed
  and transferred to other
  funding options                (5,289,501)     (502,884)  (5,711,414)     (743,350)  (5,545,948)     (678,690)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     4,275,730           --     5,613,027           --     5,462,211
                                  =========     =========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST BATTERYMARCH            MIST BLACKROCK           MIST BLACKROCK
                                       MID-CAP STOCK                HIGH YIELD             LARGE-CAP CORE
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS E)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006       2007 (b)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,723,140            --    2,482,704            --           --            --
Accumulation units issued and
  transferred from other
  funding options                   106,832     1,924,669    3,268,582     2,790,966    3,427,785            --
Accumulation units redeemed
  and transferred to other
  funding options                   (96,219)     (201,529)    (889,582)     (308,262)    (388,091)           --
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,733,753     1,723,140    4,861,704     2,482,704    3,039,694            --
                                  =========     =========    =========     =========    =========     =========

                                                                                       MIST LEGG MASON PARTNERS
                                      MIST JANUS FORTY         MIST LAZARD MID-CAP          MANAGED ASSETS
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         2,877,224            --           --            --    2,139,747            --
Accumulation units issued and
  transferred from other
  funding options                   363,887     3,210,976      373,441            --      301,135     2,266,082
Accumulation units redeemed
  and transferred to other
  funding options                  (527,397)     (333,752)    (202,494)           --     (205,695)     (126,335)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,713,714     2,877,224      170,947            --    2,235,187     2,139,747
                                  =========     =========    =========     =========    =========     =========

                                       MIST MET/AIM               MIST MET/AIM              MIST MET/AIM
                                    CAPITAL APPRECIATION      CAPITAL APPRECIATION         SMALL CAP GROWTH
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS E)       SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           853,574            --           --            --       93,255            --
Accumulation units issued and
  transferred from other
  funding options                    30,049     1,006,914    5,561,782            --      114,123       120,690
Accumulation units redeemed
  and transferred to other
  funding options                  (106,831)     (153,340)  (1,083,392)           --      (32,860)      (27,435)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year      776,792       853,574    4,478,390            --      174,518        93,255
                                  =========     =========    =========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                      MIST BLACKROCK                MIST DREMAN           MIST HARRIS OAKMARK
                                      LARGE-CAP CORE              SMALL-CAP VALUE           INTERNATIONAL
                                   SUBACCOUNT (CLASS A)         SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (a)        2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         3,242,498            --      116,021            --    1,852,264            --
Accumulation units issued and
  transferred from other
  funding options                    78,684     3,433,778      352,934       165,545      520,838     1,984,065
Accumulation units redeemed
  and transferred to other
  funding options                (3,321,182)     (191,280)     (48,337)      (49,524)    (579,639)     (131,801)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     3,242,498      420,618       116,021    1,793,463     1,852,264
                                  =========     =========    =========     =========    =========     =========

                                      MIST LORD ABBETT            MIST LORD ABBETT          MIST LORD ABBETT
                                       BOND DEBENTURE            GROWTH AND INCOME           MID-CAP VALUE
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         3,065,814            --    5,975,102            --      135,733            --
Accumulation units issued and
  transferred from other
  funding options                   430,446     3,270,385    8,651,384     6,546,452    9,225,563       135,749
Accumulation units redeemed
  and transferred to other
  funding options                  (573,778)     (204,571)  (1,775,439)     (571,350)    (852,974)          (16)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,922,482     3,065,814   12,851,047     5,975,102    8,508,322       135,733
                                  =========     =========    =========     =========    =========     =========


                                     MIST MFS EMERGING         MIST MFS RESEARCH
                                       MARKETS EQUITY             INTERNATIONAL              MIST MFS VALUE
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (b)        2006       2007 (b)        2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                                --            --           --            --    2,750,216            --
Accumulation units issued and
  transferred from other
  funding options                 2,413,340            --      646,000            --      545,728     2,978,157
Accumulation units redeemed
  and transferred to other
  funding options                  (193,672)           --      (34,526)           --     (324,755)     (227,941)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,219,668            --      611,474            --    2,971,189     2,750,216
                                  =========     =========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST NEUBERGER BERMAN         MIST OPPENHEIMER             MIST PIMCO
                                         REAL ESTATE          CAPITAL APPRECIATION      INFLATION PROTECTED BOND
                                    SUBACCOUNT (CLASS A)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006       2007 (b)       2006
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         7,891,337            --    6,713,755            --           --            --
Accumulation units issued and
 transferred from other
 funding options                    879,542     8,948,839    1,704,467     7,456,322    5,721,116            --
Accumulation units redeemed
  and transferred to other
  funding options                (2,025,860)   (1,057,502)  (1,413,185)     (742,567)    (512,747)           --
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    6,745,019     7,891,337    7,005,037     6,713,755    5,208,369            --
                                 ==========     =========    =========     =========    =========     =========


                                      MIST THIRD AVENUE           MSF BLACKROCK            MSF BLACKROCK
                                       SMALL CAP VALUE         AGGRESSIVE GROWTH             BOND INCOME
                                    SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS D)      SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         8,024,717            --    2,613,973            --    5,754,193            --
Accumulation units issued and
  transferred from other
  funding options                 8,968,430     8,206,808      169,972     2,949,619      552,147     6,101,988
Accumulation units redeemed
  and transferred to other
  funding options                (2,300,939)     (182,091)    (340,225)     (335,646)    (990,584)     (347,795)
                                 ----------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year   14,692,208     8,024,717    2,443,720     2,613,973    5,315,756     5,754,193
                                 ==========     =========    =========     =========    =========     =========

                                         MSF METLIFE              MSF METLIFE          MSF METLIFE CONSERVATIVE
                                   AGGRESSIVE ALLOCATION     CONSERVATIVE ALLOCATION    TO MODERATE ALLOCATION
                                    SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         1,414,884            --      287,773            --      254,275            --
Accumulation units issued and
  transferred from other
  funding options                   107,187     1,436,383      336,035       296,417      645,497       256,426
Accumulation units redeemed
  and transferred to other
  funding options                  (316,805)      (21,499)    (217,798)       (8,644)     (55,893)       (2,151)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    1,205,266     1,414,884      406,010       287,773      843,879       254,275
                                  =========     =========    =========     =========    =========     =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                                                  MIST PIONEER                MIST PIONEER
                                       MIST PIONEER FUND         MID-CAP VALUE              STRATEGIC INCOME
                                     SUBACCOUNT (CLASS A)     SUBACCOUNT (CLASS A)        SUBACCOUNT (CLASS A)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006       2007 (a)        2006         2007         2006
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                           534,420            --       80,207            --    5,400,517            --
Accumulation units issued and
 transferred from other
 funding options                    105,847       590,265        7,193        80,764      730,334     5,779,010
Accumulation units redeemed
  and transferred to other
  funding options                  (202,791)      (55,845)     (87,400)         (557)    (893,843)     (378,493)
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units end of year      437,476       534,420           --        80,207    5,237,008     5,400,517
                                 ==========    ==========    =========     =========    =========     =========


                                       MSF BLACKROCK
                                        MONEY MARKET              MSF FI LARGE CAP        MSF FI VALUE LEADERS
                                    SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS A)       SUBACCOUNT (CLASS D)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    -----------    --------     ---------    ---------     ---------
Accumulation units beginning
  of year                        21,569,520            --    2,474,917            --    3,679,006            --
Accumulation units issued and
  transferred from other
  funding options                25,319,714    32,802,854      135,370     2,689,962      116,846     3,936,948
Accumulation units redeemed
  and transferred to other
  funding options               (19,161,620)  (11,233,334)   (344,520)     (215,045)    (353,380)     (257,942)
                                 ----------    ----------    --------      ---------    ---------     ---------
Accumulation units end of year   27,727,614    21,569,520    2,265,767     2,474,917    3,442,472     3,679,006
                                 ==========    ==========    =========     =========    =========     =========


                                        MSF METLIFE           MSF METLIFE MODERATE
                                   MODERATE ALLOCATION      TO AGGRESSIVE ALLOCATION     MSF MFS TOTAL RETURN
                                   SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)      SUBACCOUNT (CLASS B)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         2,620,641            --    4,366,645            --    3,714,475            --
Accumulation units issued and
  transferred from other
  funding options                   198,867     3,849,231    2,176,585     4,408,796    1,344,943     4,088,493
Accumulation units redeemed
  and transferred to other
  funding options                  (219,317)   (1,228,590)  (1,203,535)      (42,151)    (780,518)     (374,018)
                                 ----------    ----------    ---------     ---------    ---------     ---------
Accumulation units end of year    2,600,191     2,620,641    5,339,695     4,366,645    4,278,900     3,714,475
                                 ==========    ==========    =========     =========    =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                MSF OPPENHEIMER             MSF T. ROWE PRICE
                                    MSF MFS TOTAL RETURN         GLOBAL EQUITY              LARGE CAP GROWTH
                                    SUBACCOUNT (CLASS F)       SUBACCOUNT (CLASS B)       SUBACCOUNT (CLASS B)
                                 ------------------------   ------------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units beginning
  of year                        17,475,578            --   26,606,146            --    1,682,283            --
Accumulation units issued and
  transferred from other
  funding options                   916,463    18,594,474    1,597,698    29,448,221      151,551     1,755,520
Accumulation units redeemed
  and transferred to other
  funding options                (1,712,918)   (1,118,896)  (4,557,537)   (2,842,075)    (301,005)      (73,237)
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year   16,679,123    17,475,578   23,646,307    26,606,146    1,532,829     1,682,283
                                 ==========    ==========   ==========    ==========    =========     =========


                                   PIMCO VIT TOTAL RETURN       PIONEER AMERICA
                                         SUBACCOUNT                INCOME VCT              PIONEER BOND VCT
                                   (ADMINISTRATIVE CLASS)    SUBACCOUNT (CLASS II)       SUBACCOUNT (CLASS II)
                                 ------------------------   ------------------------    -----------------------
                                     2007          2006       2007 (c)        2006       2007 (d)       2006
                                 ----------    ----------   ----------     ---------    ---------     ---------
Accumulation units beginning
  of year                        12,017,293    12,104,866    7,614,586    10,145,104           --            --
Accumulation units issued and
  transferred from other
  funding options                 1,670,442     1,452,196    5,631,358     1,609,826    8,439,927            --
Accumulation units redeemed
  and transferred to other
  funding options                (2,323,000)   (1,539,769) (13,245,944)   (4,140,344)  (1,289,235)           --
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year   11,364,735    12,017,293           --     7,614,586    7,150,692            --
                                 ==========    ==========   ==========    ==========    =========     =========

                                      PIONEER EQUITY                                        PIONEER GLOBAL
                                     OPPORTUNITY VCT            PIONEER FUND VCT           HIGH YIELD VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)
                                 ------------------------   ------------------------    -----------------------
                                   2007 (c)        2006         2007          2006         2007         2006
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units beginning
  of year                           140,476        34,053    9,836,657     9,980,085    3,913,402     1,171,503
Accumulation units issued and
  transferred from other
  funding options                 1,099,282       135,566    4,437,473     1,213,017    2,841,830     3,810,038
Accumulation units redeemed
  and transferred to other
  funding options                (1,239,758)      (29,143)  (2,406,057)   (1,356,445)  (1,559,640)   (1,068,139)
                                 ----------    ----------   ----------    ----------    ---------     ---------
Accumulation units end of year           --       140,476   11,868,073     9,836,657    5,195,592     3,913,402
                                 ==========    ==========   ==========    ==========    =========     =========


(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                     MSF WESTERN ASSET           MSF WESTERN ASSET           PIMCO VIT
                                MANAGEMENT HIGH YIELD BOND   MANAGEMENT U.S. GOVERNMENT REAL RETURN SUBACCOUNT
                                   SUBACCOUNT (CLASS A)        SUBACCOUNT (CLASS A)     (ADMINISTRATIVE CLASS)
                                 ------------------------    -----------------------    -----------------------
                                   2007 (a)        2006         2007          2006       2007 (a)       2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         2,683,461            --    2,008,632            --    5,412,264     5,653,885
Accumulation units issued and
  transferred from other
  funding options                    92,577     2,904,765      436,649     2,310,603      143,705       726,564
Accumulation units redeemed
  and transferred to other
  funding options                (2,776,038)     (221,304)    (281,395)     (301,971)   (5,555,969)    (968,185)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year           --     2,683,461    2,163,886     2,008,632           --     5,412,264
                                 ==========     =========    =========     =========    =========    ==========

                                                                 PIONEER EMERGING
                                   PIONEER CULLEN VALUE VCT        MARKETS VCT          PIONEER EQUITY INCOME VCT
                                    SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)       SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         4,466,628     1,889,029    3,715,605     3,243,791    9,772,699     9,223,774
Accumulation units issued and
  transferred from other
  funding options                 2,234,521     3,593,587    1,685,494     1,874,136    1,850,642     2,154,013
Accumulation units redeemed
  and transferred to other
  funding options                  (808,321)   (1,015,988)  (1,367,316)   (1,402,322)  (1,667,208)   (1,605,088)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year    5,892,828     4,466,628    4,033,783     3,715,605    9,956,133     9,772,699
                                 ==========     =========    =========     =========    =========    ==========

                                                                 PIONEER IBBOTSON          PIONEER IBBOTSON
                                   PIONEER HIGH YIELD VCT    AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                    SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                        18,441,189    19,658,624    3,554,744       890,030    52,900,380    5,531,107
Accumulation units issued and
  transferred from other
  funding options                 5,255,921     6,821,008      928,851     2,700,403    39,088,052   48,568,859
Accumulation units redeemed
  and transferred to other
  funding options                (8,368,316)   (8,038,443)    (468,533)      (35,689)   (3,502,878)  (1,199,586)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year   15,328,794    18,441,189    4,015,062     3,554,744    88,485,554   52,900,380
                                 ==========     =========    =========     =========    =========    ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      PIONEER IBBOTSON                                  PIONEER INTERNATIONAL
                                  MODERATE ALLOCATION VCT    PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                        38,674,742    12,753,736    3,273,039     3,362,900    3,247,846     1,485,607
Accumulation units issued and
  transferred from other
  funding options                23,927,911    28,389,855      547,978       610,919    1,403,838     2,005,929
Accumulation units redeemed
  and transferred to other
  funding options                (4,124,100)   (2,468,849)    (550,003)     (700,780)   (1,198,589)    (243,690)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year   58,478,553    38,674,742    3,271,014     3,273,039    3,453,095     3,247,846
                                 ==========     =========    =========     =========    =========    ==========

                                 PIONEER SMALL AND MID CAP      PIONEER SMALL CAP         PIONEER STRATEGIC
                                         GROWTH VCT                VALUE VCT                 INCOME VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------    -----------------------
                                   2007 (c)        2006         2007          2006         2007         2006
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units beginning
  of year                         1,245,219     1,306,092    4,708,419     4,264,841    13,805,126   12,650,989
Accumulation units issued and
  transferred from other
  funding options                   793,969       458,327      677,877     1,498,696    3,983,037     4,094,002
Accumulation units redeemed
  and transferred to other
  funding options                (2,039,188)     (519,200)    (969,635)   (1,055,118)   (3,626,394)  (2,939,865)
                                 ----------     ---------    ---------     ---------    ---------    ----------
Accumulation units end of year           --     1,245,219    4,416,661     4,708,419    14,161,769   13,805,126
                                 ==========     =========    =========     =========    =========    ==========

                                  VAN KAMPEN LIT COMSTOCK    VAN KAMPEN LIT ENTERPRISE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)
                                 ------------------------    -----------------------
                                     2007          2006         2007          2006
                                 ----------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,764,252     4,753,266       70,133        82,717
Accumulation units issued and
  transferred from other
  funding options                   272,554       369,490          571         1,404
Accumulation units redeemed
  and transferred to other
  funding options                  (454,262)     (358,504)     (21,247)      (13,988)
                                 ----------     ---------    ---------     ---------
Accumulation units end of year    4,582,544     4,764,252       49,457        70,133
                                 ==========     =========    =========     =========

(a) For the period January 1, 2007 to April 27, 2007.
(b) For the period April 30, 2007 to December 31, 2007.
(c) For the period January 1, 2007 to November     9, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

                                       PIONEER MID CAP          PIONEER OAK RIDGE        PIONEER REAL ESTATE
                                         VALUE VCT            LARGE CAP GROWTH VCT           SHARES VCT
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS II)     SUBACCOUNT (CLASS II)
                                  -----------------------    -----------------------    -----------------------
                                     2007          2006         2007          2006         2007         2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         7,037,388     7,261,376    4,381,296     3,119,435    4,859,883     4,560,219
Accumulation units issued and
  transferred from other
  funding options                 1,525,705     1,154,324    1,083,147     2,289,598    1,071,434     1,217,828
Accumulation units redeemed
  and transferred to other
  funding options                (1,668,761)   (1,378,312)  (1,090,974)   (1,027,737)   (1,673,113)    (918,164)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year    6,894,332     7,037,388    4,373,469     4,381,296    4,258,204     4,859,883
                                  =========     =========    =========     =========    =========     =========

                                                                   PUTNAM VT                   PUTNAM VT
                                     PIONEER VALUE VCT        INTERNATIONAL EQUITY          SMALL CAP VALUE
                                   SUBACCOUNT (CLASS II)      SUBACCOUNT (CLASS IB)      SUBACCOUNT (CLASS IB)
                                  -----------------------    -----------------------    -----------------------
                                   2007 (c)        2006       2007 (a)        2006       2007 (a)       2006
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units beginning
  of year                         4,867,805     5,041,758      172,750       164,197    4,291,241     3,995,394
Accumulation units issued and
  transferred from other
  funding options                   359,441       453,586       77,939        21,359       88,081       852,558
Accumulation units redeemed
  and transferred to other
  funding options                (5,227,246)     (627,539)    (250,689)      (12,806)   (4,379,322)    (556,711)
                                  ---------     ---------    ---------     ---------    ---------     ---------
Accumulation units end of year           --     4,867,805           --       172,750           --     4,291,241
                                  =========     =========    =========     =========    =========     =========

 7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-70-71-75                                         April 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2007



     (2)  Statement of Operations for the year ended December 31, 2007



     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006



     (2) Consolidated Statements of Income for the years ended December 31, 2007, December 31, 2006 and 2005



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger.) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-101814/811-21266, filed December
          7, 2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58809, filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities' Registration
          Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101814, filed April 17, 2003.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65339, filed April 7, 2006.)

4(d). Merger Endorsement (6-E48-07) (December 7, 2007.) (Incorporated herein by reference to Exhibit 4(d) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-101814/811-21266, filed December
          7, 2007.)

5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101778, filed April 17, 2003.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account
          Nine for Variable Annuities' Registration Statement on Form N-4, File
          Nos. 333-65926/811-09411, filed October 31, 2007.)

7.        Specimen Reinsurance Agreement.  (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut effective August 31, 2007.
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 333-
          65926/811-09411, filed October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4, File Nos. 333-101814/811-21266, filed December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr.  Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100th Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008, there were 2,412 qualified contracts and 2,017 non-qualified contracts of Pioneer Annuistar Plus; there were 2,185 qualified contracts and 1,465 non-qualified contracts of Portfolio Architect Plus; and there were 606 qualified contracts and 836 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three



MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


METLIFE INSURANCE COMPANY OF CONNECTICUT

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 8th day of April 2008.


          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:       /s/ DANIEL D. JORDAN
                                            ------------------------------------
                                            Daniel D. Jordan, Vice President and
                                                     Assistant Secretary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 8th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact
* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.

13    Powers of Attorney.